As filed with the Securities and Exchange Commission on or about April 28, 2022.

Registration Statement File No. 333-215823

Registration Statement File No. 811-08075

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

☒         UNDER THE SECURITIES ACT OF 1933

☐        Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 12

and/or

REGISTRATION STATEMENT

☒         UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 247

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number)

John E. Deitelbaum

Head of MMUS Law

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	On May 1, 2022 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a) of Rule 485.

☐	On _________ pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered: Units of Interest in MassMutual ElectrumSM, flexible premium, adjustable, variable life insurance policy.

MassMutual ElectrumSM
Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Life Separate Account I
This prospectus describes a flexible premium, adjustable, variable life insurance policy (policy) issued by Massachusetts Mutual Life Insurance Company (MassMutual, Company, we, us, or our). The policy is not currently available for sale in New York. While the policy is In Force, it provides lifetime insurance protection on the Insured. The policy is not a way to invest in mutual funds and is not suitable for short-term investment. The Policy Owner (you or your) should consider the policy in conjunction with other life insurance you own. Replacing any existing life insurance policy with this policy or financing the purchase or maintenance of the policy through a loan or through withdrawals from another policy may not be to your advantage.
The policy is no longer available for sale. However, we continue to administer existing policies.
The policy offers a number of investment choices including a Guaranteed Principal Account (GPA) and one or more variable investment divisions (Separate Account Divisions) offered through our separate account, Massachusetts Mutual Variable Life Separate Account I (Separate Account). Each Separate Account Division, in turn, invests in the Funds listed in Appendix A to this prospectus.
You bear the investment risks of any premium allocated to these Separate Account Divisions. The death benefit may vary and the Surrender Value will vary, depending on the investment performance of the Funds.
The policy is not (1) a bank or credit union deposit or obligation; (2) FDIC or NCUA insured; (3) insured by any federal government agency or (4) guaranteed by any bank or credit union. The policy may go down in value and provides guarantees that are subject to our financial strength and claims-paying ability. This prospectus is not an offer to sell the policy in any jurisdiction where it is illegal to offer the policy nor is it an offer to sell the policy to anyone to whom it is illegal to offer the policy.
YOU MAY CANCEL YOUR POLICY WITHIN 10 DAYS OF RECEIVING IT WITHOUT PAYING FEES OR PENALTIES.
In some states this cancellation period may be longer. Upon cancellation, you will receive a full refund of the premiums you paid plus interest less any withdrawals and any Policy Debt. You should review the prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission staff and is available at www.investor.gov.
The SEC has not approved or disapproved this policy or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.
Please read this prospectus before investing. You should keep it for future reference.
Effective May 1, 2022

Glossary
We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the policy, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.
Account Value. The value of your investment in the Separate Account Divisions and the GPA.
Accumulation Unit. A unit of measure that we use to determine the value in each Separate Account Division.
Administrative Office. Massachusetts Mutual Life Insurance Company, BOLI/COLI Document Management Hub, 1295 State Street, Springfield, MA 01111-0001, (800) 665-2654, (Fax) (860) 562-6154, BOLICOLIService@MassMutual.com, www.MassMutual.com
Attained Age. Insured’s age on the Issue Date, plus the number of completed Policy Years.
Base Selected Face Amount. An amount used to determine the insurance coverage provided by the base policy while it is In Force.
Case. One or more policies issued to the same Policy Owner.
Free Look. Your right to cancel the policy and receive a refund.
Fund(s). The investment entities in which the Separate Account Divisions invest.
General Investment Account.  The Company’s General Investment Account, which supports the Company’s annuity and insurance obligations. The General Investment Account’s assets include all of our assets, with the exception of the Separate Account and the Company’s other segregated assets accounts.
Good Order. The actual receipt by our Administrative Office of the instructions related to a request or transaction in writing (or, when permitted, by telephone, fax, website, or other electronic means), within the time limits, if any, along with all forms, information and supporting legal documentation we require to effect the request or transaction. This information includes, to the extent applicable: the completed application or instruction form; your policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Separate Account Divisions affected by the request or transaction; the signatures of all Policy Owners; if necessary, Social Security Number or Tax Identification number; tax certification; and any other information or supporting documentation we may require including consents, certifications and guarantees. Instructions must be complete and sufficiently clear so that we do not need to exercise any discretion to follow such instructions. We may, in our sole discretion, determine whether any particular request or transaction is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time. If you have any questions, you may contact our Administrative Office before submitting the form or request.
GPA Value. The sum of your values in the GPA.
Grace Period. A period that begins when the Surrender Value is not sufficient to cover monthly charges due and your policy stays In Force, during which you can pay the amount of premium needed to avoid termination.
In Force. Your policy has not terminated.
Initial Base Selected Face Amount. The Base Selected Face Amount on the Policy Date. The minimum Initial Base Selected Face Amount is $50,000.
Insurance Risk. The difference between the death benefit and the Account Value.
Insured. The person on whose life the policy is issued.
Issue Date. The date we issue the policy. The Issue Date starts the contestability and suicide periods.
Minimum Death Benefit. The minimum amount of death benefit needed for the policy to qualify as life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended.
Modified Endowment Contract (MEC). A Modified Endowment Contract (MEC) is a special type of life insurance under federal income tax law. Specifically, the law prescribes a test that is intended to differentiate between policies that are purchased primarily for certain tax advantages, versus policies that are purchased primarily for death protection. MECs are still life insurance and offer tax-free death benefits and tax-deferred cash value accumulation. However, pre-death distributions (including loans) are taxed as “income first” (not cost basis first), meaning they are taxable to the extent of gain in the policy. In addition, distributions may be subject to a 10% additional tax.

Monthly Calculation Date. The Policy Date and the same day of each succeeding calendar month on which monthly charges are due on the policy.
Net Premium. A premium payment received in Good Order minus the premium load charge and the Cash Surrender Value Enhancement Rider Charge, if applicable.
Paid-up Policy Date. The Policy Anniversary on or next following the Insured’s 95th Birthday.
Planned Annual Premium. The amount selected by you to be paid periodically on the policy, which establishes the basis for the premium bills we send you.
Policy Anniversary. The anniversary of the Policy Date.
Policy Date. The starting point for determining the Policy Anniversaries, Policy Years, and Monthly Calculation Dates. It is also the day we first deduct monthly charges under the policy.
Policy Debt. All outstanding loans plus accrued interest.
Policy Debt Limit. When total Policy Debt exceeds the Account Value.
Policy Termination. An event where your policy is no longer In Force due to the Surrender Value becoming too low to support your policy’s monthly charges or if total Policy Debt exceeds the Account Value.
Policy Year. The twelve month period beginning with the Policy Date and each successive twelve month period thereafter.
Separate Account Division. A variable investment division offered through our Separate Account that invests in the corresponding underlying Fund.
Surrender Value. Account Value less Policy Debt.
Target Premium. A threshold for your policy premium load charge that we establish on your Issue Date.
Term Rider Selected Face Amount. An amount used to determine the amount of monthly term insurance provided by the Supplemental Monthly Term Insurance Rider while it is In Force.
Valuation Date. Any day on which the net asset value of the units of each Division of the Separate Account is determined. Generally, this is any date the New York Stock Exchange (NYSE), or its successor, is open for trading. A Valuation Date ends when the NYSE closes (usually 4 p.m. Eastern Time).
Variable Account Value. The sum of your values in the Separate Account Divisions.
Written Request. A written or electronic communication or instruction in Good Order sent by you to us at our Administrative Office.

Important Information You Should Consider About the MassMutual ElectrumSM Policy
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None.			N/A
Transaction Charges
Premium Load Charge. We deduct the premium load charge from each premium you pay. The current premium load charge is 6.55% of each premium payment up to and including the Target Premium, and 0.50% of premium over the Target Premium.

For policies issued on or before August 31, 2020, the current premium load charge is 5.55% of each premium up to and including the Target Premium, and 2.30% of each premium above the Target Premium.

We may increase this charge on all policies to up to 10% of each premium.
Fee Tables – Transaction Fees Fee Tables – Optional Benefit Charges Charges and Deductions – Transaction Charges
Withdrawal Charge. We deduct a withdrawal charge when you withdraw a portion of your Account Value from the policy. The charge is equal to the lesser of 2% of the amount withdrawn or $25.
Transfer Charge. We may deduct a transfer charge upon each transfer after the first 12 transfers in a Contract Year. Currently, we do not deduct a transfer charge.
Substitute Insured Charge. We deduct a substitute insured charge of $75 if the policy owner elects to substitute a new Insured.
Overloan Protection Rider. We assess a one-time charge based on the Account Value and Attained Age of the Insured when the Overloan Protection Rider is exercised.
Ongoing Fees and Expenses (annual charges)
In addition to transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance and cost of optional riders. Those fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and risk classification). You should view the policy’s specifications page for rates applicable to your policy.
Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses Charges and Deductions – Monthly Charges Against the Account Value Appendix A
You will also bear fees and expenses associated with the Funds you choose, as shown below.
	Annual Fee	Minimum	Maximum
	Fund options (fund fees and expenses)	0.20%(1)	1.64%(1)
   (1) As a percentage of Fund assets.

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the policy.	Principal Risks – Investment Risks Underlying Funds
Not a Short-Term Investment	This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.	Overview of the Policy – What is the policy, and what is it designed to do? Principal Risks – Suitability

Risks Associated with Investment Options	An investment in this policy is subject to the risk of poor investment performance and can vary depending upon the performance of the underlying Funds you choose.	Principal Risks – Investment Risks Underlying Funds
Each investment option (including any fixed account investment option) has its own unique risks. You should review the prospectuses for the available Funds before making an investment decision.
Insurance Company Risks
An investment in this policy is subject to the risks related to the Depositor (MassMutual). Any obligations (including under any fixed account investment option), guarantees, or benefits of the policy are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available by calling (800) 665-2654 or by visiting www.MassMutual.com/ratings.
General Information About the Company, the Separate Account and the Underlying Funds – The Guaranteed Principal Account
Policy Termination
Your policy could terminate (or lapse) if the Surrender Value of the policy becomes too low to support the policy’s monthly charges, or if total Policy Debt exceeds the Account Value. Factors that may cause your policy to lapse include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. If your policy lapses, you may be able to reinstate it. To reinstate your policy, you must provide us certain written materials we require as well as a premium payment sufficient to keep the policy In Force for three months after reinstatement. The death benefit will not be paid if the policy has lapsed.
Principal Risks – Policy Termination Policy Termination and Reinstatement

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
Generally, you may transfer Account Value among the Separate Account Divisions and the GPA, subject to certain limitations. We also offer two automated transfer programs: Automated Account Value Transfer and Automated Account Rebalancing.
Transfers General Information About the Company the Separate Account and the Underlying Funds – The Underlying Funds – Addition, Removal, Closure or Substitution of Funds
Transfers of the policy’s Account Value are subject to the following conditions:
• Transfers from the GPA are limited to one per Policy Year and may not exceed 25% of your Account Value in the GPA (less any Policy Debt).
•
There is one exception to this rule. If you have transferred 25% of the GPA Value (less any Policy Debt) for three consecutive years and you have not added any Net Premium or transferred amounts to the GPA during these three consecutive years, you may transfer the remainder of the GPA Value (less any Policy Debt) out of the GPA in the succeeding Policy Year.

• Transfers (including transfers through automated programs) cannot be processed during a Grace Period.

In addition, we reserve the right to reject or restrict transfers if we determine the transfers reflect frequent trading or a market timing strategy, or we are required to reject or restrict by the applicable Fund.

MassMutual also reserves the right to remove or substitute Funds as investment options that are available under the policy.
Optional Benefits
Optional benefits, such as riders, may alter the benefits or charges in your policy. Rider availability and benefits may vary by state of issue, and their election may have tax consequences. Riders may have restrictions or limitations. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders.
Other Benefits Available Under the Policy
	TAXES		LOCATION IN PROSPECTUS
Tax Implications	•	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy.	Federal Income Tax Considerations
	•	If you purchase the policy through a qualified retirement plan, you do not receive any additional tax deferral.

Withdrawals and partial surrenders are taxed as recovery of cost basis first and income second. Loans and collateral assignments are not taxable when taken. Any gain on your policy is taxed as ordinary income.

•
If your policy becomes a Modified Endowment Contract or MEC, loans, collateral assignments, withdrawals, and other pre-death distributions will be taxed as income first and recovery of cost basis second. You may have to pay a penalty tax if you take a distribution before you attain age 59½.

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your registered representative may receive compensation in the form of commissions for selling the policy to you. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (policy retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the policy may help these registered representatives and their supervisors qualify for such benefits.
Other Information – Distribution
This conflict of interest may influence your registered representative to offer or recommend this policy over another investment.
Exchanges
Because the policy is no longer sold, you would not be affected by a scenario in which you are asked to replace an existing life insurance policy you own with a new purchase of this policy. However, in general you should be aware that some investment professionals may have a financial incentive to offer you the policy in place of the one you own. You should only exchange your current life insurance policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your existing life insurance policy.
N/A

Overview of the Policy
What is the policy, and what is it designed to do?
The MassMutual Electrum policy is a variable life insurance policy that provides a death benefit. The policy is designed to allow you to fund your life insurance needs through investment in a Guaranteed Principal Account (GPA) and one or more of the variable investment divisions of the Massachusetts Mutual Variable Life Separate Account I (Separate Account). The policy allows you to allocate your Net Premiums and Account Value among the various investment choices. Your Account Value will vary based on performance of the investment choices you select and the fees and charges under the policy.
In exchange for your premium payments, we will pay the beneficiary a death benefit when the Insured dies while the policy is In Force. You can select one of the three death benefit options available under the policy. Subject to certain limitations, you can change the death benefit option you selected.
Businesses may use the policy in arrangements such as nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others.
Variable life insurance is designed to help meet long-term insurance needs. It is not suitable as a vehicle for short-term savings. You should not purchase the policy if you will need the premium payments in a short period of time. The policy is not intended for people who need to take early or frequent withdrawals or who intend to engage in frequent trading among the Separate Account Divisions. You should consider your need for cash, time horizon for investment and financial goals before submitting an application to purchase the policy. You may want to consult your financial or tax adviser.
How are premium payments treated under the policy?
When you apply for the policy, you select (within certain limitations) the Planned Annual Premium amount and the payment frequency (annually or any other frequency allowed by us). The Planned Annual Premium amount is based on a number of factors, including, but not limited to, the Selected Face Amount and the Insured’s issue age, gender and risk classification. Generally, you determine the first premium you want to pay for the policy, but it must be at least equal to the Minimum Net First Policy Premium. For policies issued after August 31, 2020, the Minimum Net First Policy Premium is an amount equal to 3 times the sum of the monthly charges for the first month. For policies issued on or before August 31, 2020, the Minimum Net First Policy Premium was an amount equal to 12 times the sum of the monthly charges for the first month.
After the first premium has been paid, the policy offers premium flexibility, which allows subsequent premium payments to be paid in any amount and at any time, within certain limits. Although you must maintain sufficient Surrender Value to keep the policy In Force, there is no required schedule for premium payments. You should review the “Premium Flexibility” section of the prospectus for additional important information.
When a premium payment is received in Good Order, we deduct a premium load charge to generally cover taxes and acquisition expenses, and the remaining amount, known as the Net Premium, is allocated among the Separate Account Divisions and the GPA according to your current allocation instructions which are completed as part of the policy application. We will hold your initial Net Premium payments in the GPA until the Free Look period is completed.
Investments in your policy’s Separate Account Divisions are held in an account separate from the general assets of the Company. We have established a segment within the Separate Account to receive and invest premium payments for the Electrum policies. Currently, the Electrum segment is divided into over 100 Separate Account Divisions. Each Separate Account Division purchases shares in a corresponding Fund. Information about each corresponding Fund is provided at the back of this prospectus. Please see “Appendix A – Funds Available Under the Policy.”
Net Premium and Account Value allocated to the GPA become part of the Company’s General Investment Account, which supports life insurance and annuity obligations, and are dependent on the Company's financial strength and claims-paying ability. You do not participate in the investment performance of the assets in our General Investment Account. Instead, we guarantee that amounts allocated to the GPA, in excess of Policy Debt, will earn interest at a minimum rate of 1% per year. We may credit a higher rate at our discretion.
Payment of insufficient premiums may result in the policy lapsing. There is no guarantee that the policy will remain In Force as a result of making Planned Annual Premium payments.

Federal law such as the Internal Revenue Code of 1986, as amended (IRC), places restrictions on the amount of money you may put into a life insurance contract and still meet the definition of life insurance for tax purposes. In order for a policy to meet the IRC’s guidelines, either the Cash Value Accumulation Test or the Guideline Premium Test must be chosen. Regardless whether you choose the Guideline Premium Test or the Cash Value Accumulation Test, we have the right to refund a premium paid in any year if it will increase the Insurance Risk under the policy.
What are the primary features and options that the Electrum policy offers?
•
Choice of Death Benefit Options. The policy offers a choice of one of three death benefit options, a Level Option, Return of Account Value Option and Return of Premium Option. Please see the “Death Benefit” section for more information.

•
Base Selected Face Amount Changes. You may request an increase or decrease in the Base Selected Face Amount. If you change your Base Selected Face Amount, your policy charges will change accordingly. If the policy’s Account Value (or Surrender Value if there is Policy Debt) cannot keep the policy In Force with the requested change in Base Selected Face Amount, a premium payment may be required.

•
Investment Options. You can choose to allocate your Net Premium payments and Account Value among various investment choices. Your choices include the Separate Account Divisions, each of which invests in an underlying Fund, and the Guaranteed Principal Account (GPA).

•
Surrenders and Withdrawals. You may surrender your policy, and we will pay you its Surrender Value (Account Value less any Policy Debt). You may also withdraw a part of the Surrender Value. A withdrawal reduces the policy values, may reduce the Base Selected Face Amount of the policy, and may increase the risk that the policy will terminate or lapse. Surrenders and withdrawals may have adverse tax consequences.

•
Loans. You may take a loan on the policy at any time while the Insured is living. The policy secures the loan. Taking a loan may have adverse tax consequences and will increase the risk that your policy may terminate or lapse. Interest charges will apply.

•
Transfers. Generally, you may transfer funds among the Separate Account Divisions and the GPA, subject to certain limitations. We also offer two automated transfer programs: Automated Account Value Transfer and Automated Account Re-balancing.

•	Assignability. Subject to our approval, you may generally assign the policy as collateral for a loan or other obligation.
•	Tax Treatment. You are generally not taxed on the policy’s earnings until you withdraw Account Value from your policy. This is known as tax deferral.
•
Additional Rider Benefits. There are additional benefits you may add to your policy by way of riders. An additional charge may apply if you elect a rider. The riders available with this policy are listed in the “Other Benefits Available Under the Policy” section.

Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, or making withdrawals from the policy. Please refer to your policy’s specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes fees and expenses that you will pay at the time you buy the policy, make withdrawals from the policy, or transfer Account Value between investment options. We do not charge a surrender charge.
For Policies Issued After August 31, 2020
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Load Charge	When you pay premium	Maximum:	10% of each premium payment
Current:
		Below Target(1):	6.55% of each premium payment
		At Target(1):	0.50% of each premium payment
Withdrawal Charge	When you withdraw a portion of your Account Value from the policy	Maximum:	2% of the amount withdrawn, not to exceed $25 per withdrawal
		Current:	2% of the amount withdrawn, not to exceed $25 per withdrawal
Transfer Fees	Upon each transfer after the first 12 transfers in a Policy Year	Maximum:	$10 per transfer
		Current:	$0 per transfer
Substitute Insured Charge	If Policy Owner elects to substitute a new Insured	Maximum:	$75
		Current:	$75
(1)
The “Target” Premium for a policy establishes a threshold for a policy’s premium loads. If you pay premiums that are below the Target Premium, your premium loads will be higher, as a percentage of premiums paid, than if you pay premiums that exceed the Target Premium. We set the Target Premium on the policy’s Issue Date. The amount of the Target Premium depends on: (i) the Initial Base Selected Face Amount of the policy; (ii) the Insured’s issue age; (iii) the Insured’s gender; and (iv) the Insured’s tobacco use classification. A table showing the Target Premiums at certain ages for a policy with a Base Selected Face Amount of $100,000 in all years can be found in the “Premiums” section.

For Policies Issued On or Before August 31, 2020
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Load Charge	When you pay premium	Maximum:	10% of each premium payment
Current:
		Below Target(1):	5.55% of each premium payment
		At Target(1):	2.30% of each premium payment
Withdrawal Charge	When you withdraw a portion of your Account Value from the policy	Maximum:	2% of the amount withdrawn, not to exceed $25 per withdrawal
		Current:	2% of the amount withdrawn, not to exceed $25 per withdrawal
Transfer Fee	Upon each transfer after the first 12 transfers in a Policy Year	Maximum:	$10 per transfer
		Current:	$0 per transfer
Substitute Insured Charge	If Policy Owner elects to substitute a new Insured	Maximum:	$75
		Current:	$75
(1)
The “Target” premium for a policy establishes a threshold for a policy’s premium loads. If you pay premiums that are below the Target premium, your premium loads will be higher, as a percentage of premiums paid, than if you pay premiums that exceed the Target premium. We set the Target premium on the policy’s Issue Date. The amount of the Target Premium depends on: (i) the Initial Base Selected Face Amount of the policy; (ii) the Insured’s issue age; (iii) the Insured’s gender; and (iv) the Insured’s tobacco use classification. A table showing the Target Premiums at certain ages for a policy with a Base Selected Face Amount of $100,000 in all years can be found in the “Premiums” section.

The next table describes the fees and expenses that you will pay periodically, during the time that you own the policy, other than Fund fees and expenses.
For Policies Issued After December 31, 2019
Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charge:
Cost of Insurance Charge(1)(2)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$23.98 per $1,000 of Insurance Risk
		Minimum:	$0.01 per $1,000 of Insurance Risk
		Representative Insured: Age 45, Non-Smoker, Standard Risk, Death Benefit Option 1(3)	$0.04 per $1,000 of Insurance Risk
Base Face Amount Charge	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$0.025 per $1,000 of an amount equal to the greater of (i) the Initial Base Selected Face Amount or (ii) the initial premium multiplied by the applicable Minimum Death Benefit Percentage
		Current:	$0.025 per $1,000 of an amount equal to the greater of (i) the Initial Base Selected Face Amount or (ii) the initial premium multiplied by the applicable Minimum Death Benefit Percentage
Mortality & Expense Risk Fees(4)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	0.90% of the policy’s Variable Account Value
Current:
		Policy Years 1–5:	0.25% of the policy’s Variable Account Value
		Policy Years 6–15:	0.20% of the policy’s Variable Account Value
		Policy Years 16+:	0.10% of the policy’s Variable Account Value
Administrative Charge	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$9.00 per month
		Current:	$5.00 per month
Loan Interest Rate Expense Charge(5)	Reduces the interest we credit on the loaned value. We credit the loan interest daily.	Maximum:	3.00% of loaned amount
Current:
		Policy Years 1–10:	1.00% of loaned amount
		Policy Years 11+:	0% of loaned amount

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Optional Benefit Charges:
Overloan Protection Rider	Once, when you exercise the rider	Maximum:	3.71% of Account Value(6)
		Minimum:	1.02% of Account Value(6)
		Representative Insured: Age 80	3.19% of Account Value
Waiver of Monthly Charges Rider(7)	Once, when you exercise the rider	Maximum:	$11.98 per $100 of Monthly Deduction(8)
		Minimum:	$4.55 per $100 of Monthly Deduction(8)
		Representative Insured: Age 45, Non-Smoker, Standard Risk	$10.29 per $100 of Monthly Deduction(8)
Supplemental Monthly Term Insurance Rider (Cost of Insurance Charge)(1)(2)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$31.33 per $1,000 of Insurance Risk
		Minimum:	$0.01 per $1,000 of Insurance Risk
		Representative Insured: Age 45, Non-Smoker, Standard Risk(3)	$0.04 per $1,000 of Insurance Risk
Supplemental Monthly Term Insurance Rider (Face Amount Charge)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$0.025 per $1,000 of amount of monthly term insurance
		Current:	$0.025 per $1,000 of amount of monthly term insurance
Cash Surrender Value Enhancement Rider
• Base Selected Face Amount Percentage Charge	When you pay premium	Maximum: Policy Years 1–7:	0.50% of each premium payment
		Policy Years 8+: Current:	0.00% of each premium payment
		Policy Years 1–7:	0.50% of each premium payment
		Policy Years 8+:	0.00% of each premium payment
• Term Rider Selected Face Amount Percentage Charge	When you pay premium	Maximum: Policy Years 1–7:	0.50% of each premium payment
		Policy Years 8+:	0.00% of each premium payment
Current:
		Policy Years 1–7:	0.50% of each premium payment
		Policy Years 8+:	0.00% of each premium payment
(1)
These cost of insurance charge rates may not be representative of the rates that a typical Policy Owner will pay. These rates may vary by a number of factors, including but not limited to, the Insured’s issue age, Policy Year, tobacco use classification and risk classification. If you would like information on the cost of insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 665-2654.

(2)
The maximum cost of insurance charge rates are based on 100% of the ultimate 2017 Commissioners’ Standard Ordinary (2017 CSO), Age-Last Birthday, Gender and Smoker Distinct Table. For policies issued in Montana, the maximum cost of insurance charge rates are based on 100% of the ultimate 2017 Commissioners’ Standard Ordinary (2017 CSO), Age-Last Birthday, Unisex and Smoker Distinct Table.

(3)	The rates shown for “representative insured” are first year rates only.
(4)
The monthly Mortality & Expense Risk Fee is deducted from the then current Account Values in the Separate Account Divisions This charge will be determined by multiplying one-twelfth of the Mortality & Expense Risk Charge Percentage by the Account Values in the Separate Account Divisions.

(5)
We charge interest on policy loans, but we also credit interest on the cash value we hold as collateral on policy loans. The Loan Interest Rate Expense Charge represents the difference (cost) between the loan interest rate we charge and the interest credited on loaned amounts.

(6)	The charge is assessed once at the time the Overloan Protection Rider is activated. The applicable percentage of Account Value varies by Attained Age, 75 – 94.
(7)
The charges for the Waiver of Monthly Charges Rider vary by Attained Age. The rider charges may not be representative of the charges that a particular Policy Owner will pay. If you would like information on the charges for your particular situation for the Waiver of Monthly Charges Rider charges, you can request a personalized illustration from your registered representative by calling our Administrative Office at (800) 665-2654.

(8)
The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) cost of insurance charge for the base coverage, (b) policy administrative charge, (c) base face amount charge, and (d) any applicable rider charges.

For Policies Issued On or Before December 31, 2019
Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charge:
Cost of Insurance Charge(1)(2)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$27.87 per $1,000 of Insurance Risk
		Minimum:	$0.01 per $1,000 of Insurance Risk
		Representative Insured: Age 45, Non-Smoker, Standard Risk, Death Benefit Option 1(3)	$0.04 per $1,000 of Insurance Risk
Base Face Amount Charge	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$0.05 per $1,000 of Base Selected Face Amount
Current:
		Policy Years 1–2:	$0.05 per $1,000 of an amount equal to the greater of (i) the Initial Base Selected Face Amount or (ii) the initial premium multiplied by the applicable Minimum Death Benefit Percentage
		Policy Years 3+:	$0.03 per $1,000 of an amount equal to the greater of (i) the Initial Base Selected Face Amount or (ii) the initial premium multiplied by the applicable Minimum Death Benefit Percentage

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Mortality & Expense Risk Fees(4)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	0.90% of the policy’s Variable Account Value
Current:
		Policy Years 1–5:	0.25% of the policy’s Variable Account Value
		Policy Years 6–15:	0.20% of the policy’s Variable Account Value
		Policy Years 16+:	0.10% of the policy’s Variable Account Value
Administrative Charge	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$9.00 per month
		Current:	$5.00 per month
Loan Interest Rate Expense Charge(5)	Reduces the interest we credit on the loaned value. We credit the loan interest daily.	Maximum: Current:	3.00% of loaned amount
		Policy Years 1–10:	1.00% of loaned amount
		Policy Years 11+:	0% of loaned amount

Optional Benefit Charges:
Charge	When Charge is Deducted	Amount Deducted
Overloan Protection Rider	Once, when you exercise the rider	Maximum:	3.71% of Account Value(6)
		Minimum:	1.02% of Account Value(6)
		Representative Insured: Age 80	3.19% of Account Value
Waiver of Monthly Charges Rider(7)	Once, when you exercise the rider	Maximum:	$11.98 per $100 of Monthly Deduction(8)
		Minimum:	$4.55 per $100 of Monthly Deduction(8)
		Representative Insured: Age 45, Non-Smoker, Standard Risk	$10.29 per $100 of Monthly Deduction(8)
Supplemental Monthly Term Insurance Rider (Cost of Insurance Charge)(1)(2)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$36.72 per $1,000 of Insurance Risk
		Minimum:	$0.01 per $1,000 of Insurance Risk
		Representative Insured: Age 45, Non-Smoker, Standard Risk(3)	$0.04 per $1,000 of Insurance Risk
Supplemental Monthly Term Insurance Rider (Face Amount Charge)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$0.05 per $1,000 Term Selected Face Amount
Current:
		Policy Years 1–2:	$0.05 per $1,000 Term of amount of monthly term insurance
		Policy Years 3+:	$0.03 per $1,000 of amount of monthly term insurance
Cash Surrender Value Enhancement Rider
• Base Selected Face Amount Percentage Charge	When you pay premium	Maximum:
		Policy Years 1–7:	0.50%
		Policy Years 8+:	0.00%
Current:
		Policy Years 1–7:	0.50%
		Policy Years 8+:	0.00%

Optional Benefit Charges:
Charge	When Charge is Deducted	Amount Deducted
• Term Rider Selected Face Amount Percentage Charge	When you pay premium	Maximum:
		Policy Years 1–7:	0.50%
		Policy Years 8+:	0.00%
		Current:
		Policy Years 1–7:	0.50%
		Policy Years 8+:	0.00%
(1)
These cost of insurance charge rates may not be representative of the rates that a typical Policy Owner will pay. These rates may vary by a number of factors, including but not limited to, the Insured’s issue age, Policy Year, tobacco use classification and risk classification. If you would like information on the cost of insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 665-2654.

(2)
The maximum cost of insurance charge rates are based on 100% of the ultimate 2017 Commissioners’ Standard Ordinary (2017 CSO), Age-Last Birthday, Gender and Smoker Distinct Table. For policies issued in Montana, the maximum cost of insurance charge rates are based on 100% of the ultimate 2017 Commissioners’ Standard Ordinary (2017 CSO), Age-Last Birthday, Unisex and Smoker Distinct Table.

(3)	The rates shown for “representative insured” are first year rates only.
(4)
The monthly Mortality & Expense Risk Fee is deducted from the then current Account Values in the Separate Account Divisions This charge will be determined by multiplying one-twelfth of the Mortality & Expense Risk Charge Percentage by the Account Values in the Separate Account Divisions.

(5)
We charge interest on policy loans, but we also credit interest on the cash value we hold as collateral on policy loans. The Loan Interest Rate Expense Charge represents the difference (cost) between the loan interest rate we charge and the interest credited on loaned amounts.

(6)	The charge is assessed once at the time the Overloan Protection Rider is activated. The applicable percentage of Account Value varies by Attained Age, 75 – 94.
(7)
The charges for the Waiver of Monthly Charges Rider vary by Attained Age. The rider charges may not be representative of the charges that a particular Policy Owner will pay. If you would like information on the charges for your particular situation for the Waiver of Monthly Charges Rider charges, you can request a personalized illustration from your registered representative by calling our Administrative Office at (800) 665-2654.

(8)
The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) cost of insurance charge for the base coverage, (b) policy administrative charge, (c) base face amount charge, and (d) any applicable rider charges.

The next table shows the minimum and maximum total operating expenses charged by any of the Funds in which your Separate Account Divisions invest that you may pay periodically during the time that you own the policy. A complete list of Funds in which the Separate Account Divisions invest, including their annual expenses, may be found at the back of this document in Appendix A. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.
Annual Fund Operating Expenses	Minimum	Maximum
Range of annual fund operating expenses including management fees, distribution and/or service (12b-1) fees and other expenses.(1)	0.20%	1.64%
(1)	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

Principal Risks
Investment Risks
The value of your policy will fluctuate with the performance of the Separate Account Divisions you select. Your Separate Account Divisions may decline in value or they may not perform to your expectations. You bear the investment risk of any Account Value invested in the Separate Account Divisions. It is possible you could lose your entire investment.
The type of investments that a Fund company makes will also create risk. A comprehensive discussion of the risks of each of the Funds underlying the Separate Account Divisions may be found in that Fund’s prospectus. You should read the Fund’s prospectus carefully before investing.
Suitability
Variable life insurance is designed to help meet long-term financial goals. It is not suitable as a vehicle for short-term savings. You should not purchase the policy if you will need the premium payment in a short period of time. We may restrict short-term investment strategies.
Early Surrender
An early surrender can result in adverse tax consequences.
Withdrawals
A withdrawal will reduce your policy’s Account Value by the amount withdrawn. In addition, we impose a withdrawal charge whenever you withdraw a portion of your Account Value. If the policy’s Surrender Value is reduced to a point where it cannot meet a monthly deduction, your policy may terminate. A withdrawal may also reduce your policy’s Base Selected Face Amount and may have adverse tax consequences.
Loans
Taking a loan from your policy has several risks: (1) it may increase the risk that your policy will terminate; (2) it will have a permanent effect on your policy’s Surrender Value; (3) it may increase the amount of premium needed to keep the policy In Force; (4) it will reduce the death benefit proceeds; and (5) it has potential adverse tax consequences.
Policy Termination
Your policy could terminate if the Surrender Value of the policy becomes too low to support the policy’s monthly charges. The policy may also terminate if Policy Debt reaches the Policy Debt Limit (which means the Policy Debt equals or exceeds your Account Value). Factors that may cause your policy to terminate include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. Poor investment performance of the Funds selected by the Owner and the deduction of policy fees and monthly charges may result in termination of the policy even if all Planned Premiums are timely paid. Before the policy terminates, however, you will receive a Grace Period during which you will be notified in writing that your coverage may terminate unless you pay additional premium. No death benefit or other benefits under the policy will be paid once the policy terminates.
Limitations on Access to Cash Value
•	Withdrawals are not available in the first Policy Year; however, full surrenders are permitted.
•	We may not allow a withdrawal if it would reduce the Base Selected Face Amount to less than the policy’s minimum Base Selected Face Amount.
•
The minimum withdrawal is $100 and the maximum withdrawal is 90% of your Account Value, less outstanding Policy Debt and less an amount equal to the (i) most recent monthly charges multiplied by (ii) one plus the number of Monthly Calculation Dates remaining until the next Policy Anniversary.

•	There may be little to no cash value available for loans and withdrawals in the policy’s early years.

Insurance Company Insolvency
It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account.
Adverse Tax Consequences
Certain transactions (including, but not limited to, withdrawals, surrenders and loans) may lead to a taxable event. Under certain circumstances (usually if your premium payments in the first seven years or less exceed specified limits), your policy may become a “Modified Endowment Contract” (MEC). Under federal tax law, loans, collateral assignments, withdrawals, and other pre-death distributions received from a MEC policy are taxed as income first and recovery of cost basis second. Also, distributions includible in income received before you attain age 59½ may be subject to a 10% penalty tax.
Existing tax laws that benefit this policy may change at any time.
Policy Charge Increase
We have the right to increase certain policy and rider charges; however, the charges will not exceed the maximum charges identified in the fee tables. If we increase a policy or rider charge, you may need to increase the amount and/or frequency of your premiums to keep your policy In Force. We will notify the Policy Owner of any such changes through a prospectus supplement.
Cybersecurity and Certain Business Continuity Risks
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition. For additional detail regarding cybersecurity and related risks, please see “Other Information – Computer System, Cybersecurity, and Service Disruption Risks” in this prospectus.
General Information about the Company, the Separate Account and the Underlying Funds
The Company
MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico. Products and services are offered primarily through MassMutual’s distribution channels: MassMutual Financial Advisors, MassMutual Strategic Distributors, Digital Direct to Consumer and Business to Business, Institutional Solutions and Worksite.
MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.
The Guaranteed Principal Account
Net Premium and Account Value you allocate to the GPA become part of the General Investment Account of the Company. Subject to applicable law, the Company has sole discretion over the assets in its General Investment Account. The assets of our General Investment Account support our insurance and annuity obligations and are subject to our general liabilities from our business operations and to claims by our creditors. We use General Investment Account assets for many purposes including to pay death benefits, withdrawals, surrenders, policy loans, and transfers from the GPA as well as to pay amounts we provide to you through elected additional features and guarantees that are in excess of your Variable Account Value allocated to the Separate Account. We refer to our ability to meet any contractual obligations as our “claims-paying ability.”
It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and as with any insurance product, there are risks to purchasing this policy. For this reason, when purchasing a policy and making investment decisions, you should consider our financial strength and claims-paying ability to meet our obligations under the policy.
The General Investment Account has not been registered under the Securities Act of 1933 (1933 Act) or the Investment Company Act of 1940 (1940 Act) because of exemptive and exclusionary provisions. Accordingly, neither the General Investment Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the GPA or the General Investment Account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.
You do not participate in the investment performance of the assets in our General Investment Account. Instead, we guarantee that amounts allocated to the GPA, in excess of Policy Debt, will earn interest at a minimum rate of 1% per year. We may credit a higher rate of interest at our discretion. The interest rate is declared monthly and becomes effective on your policy’s Monthly Calculation Date. You bear the risk that no higher rates of interest will be credited.
For amounts in the loaned portion of the GPA, the guaranteed minimum interest rate per year is the greater of:
•	1%; or
•	the policy loan rate less the maximum loan interest rate expense charge.
You may obtain interest rate information for the GPA, including the loaned portion and the non-loaned portion, by calling our Administrative Office.
The Separate Account
The part of your premium that you invest in your policy’s Separate Account Divisions is held in an account that is separate from the general assets of the Company. This account is called the Massachusetts Mutual Variable Life Separate Account I. In this prospectus we will refer to it simply as the Separate Account.
We established the Separate Account on July 13, 1988, according to the laws of the Commonwealth of Massachusetts. We registered it with the SEC as a unit investment trust under the 1940 Act.
The Separate Account exists to keep your life insurance assets separate from our other Company assets. As such, any income, gains, and losses credited to, or charged against, the Separate Account reflect only the Separate Account’s own investment experience. At no time will the Separate Account reflect the investment experience of the Company’s other assets. The Company owns the assets in the Separate Account. The Separate Account is divided into divisions, each of which purchases shares in a corresponding underlying Fund. Any death benefits, withdrawals, surrenders, policy loans, or transfers of Account Value from the Separate Account Divisions will be redeemed from the corresponding Funds.
We may not use the assets in the Separate Account to pay any liabilities of the Company other than those arising from the policies. We may, however, transfer to our General Investment Account any assets that exceed anticipated obligations of the Separate Account. We are required to pay, from our general assets, if necessary, all amounts promised under the Electrum policies. In the event that the assets in the Separate Account exceed the liabilities, the Company may only withdraw seed capital and earned fees and charges.
We have established a segment within the Separate Account to receive and invest premium payments for the Electrum policies.
Currently, the Electrum segment is divided into over 100 Separate Account Divisions. The underlying Funds are listed in “Appendix A – Funds Available Under the Policy.”
Some of the underlying Funds offered are similar to mutual funds offered in the retail marketplace. They may have the same investment objectives and portfolio managers as the retail funds. The Funds offered in the Electrum policy, however, are set up exclusively for variable annuity and variable life insurance products. Their shares are not offered for sale to the general public, and their performance results will differ from the performance of the retail funds.

We reserve the right, subject to compliance with applicable federal securities laws and regulations and any other federal or state law, to create separate accounts and to make certain material changes to the structure and operation of the Separate Account, including, among other things to:
•	create new Separate Account Divisions;
•	create new segments of the Separate Account for any new variable life insurance products we create in the future;
•	eliminate Separate Account Divisions;
•	close existing Separate Account Divisions to allocations of new premium payments by current or new policy owners;
•	combine the Separate Account or any Separate Account Divisions with one or more different separate accounts or Separate Account Divisions;
•
transfer the assets of the Separate Account or any Separate Account Divisions that we may determine to be associated with the class of contracts to which the policy belongs to another separate account or Separate Account Division;

•	operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;
•	de-register the Separate Account under the 1940 Act in the event such registration is no longer required; and
•	change the name of the Separate Account.
Underlying Funds
We do not recommend or endorse any particular Fund, and we do not provide investment advice. You are responsible for choosing the Funds, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.
Information regarding each Fund, including (i) its name; (ii) its type (e.g., money market fund, bond fund, balanced fund, etc.); (iii) its investment adviser and any sub-investment adviser; (iv) current expenses; and (v) performance is available in Appendix A to this prospectus. Please see “Appendix A – Funds Available Under the Policy.” In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you. Each Fund has issued a prospectus that contains more detailed information about the Fund.
After you select Funds for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in your policy Account Value resulting from the performance of the Funds you have chosen. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/Electrum. You can also request this information at no cost by calling (800) 665-2654 or sending an email request to BOLICOLIService@MassMutual.com.
Addition, Removal, Closure, or Substitution of Funds
We do not guarantee that each Fund will always be available for investment through the policy. We have the right to change the Funds offered through the policy, but only as permitted by law. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Changes may only impact certain Policy Owners. Examples of possible changes include: adding new Funds or Fund classes, removing existing Funds or Fund classes, closing existing Funds or Fund classes, or substituting a Fund with a different Fund. New or substitute Funds may have different fees and expenses. We will not add, remove, close, or substitute any shares attributable to your interest in a Separate Account Division without notice to you and prior approval of the SEC, to the extent required by applicable law. We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of policies to which your policy belongs.
Conflicts of Interest
The Funds available with this policy may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of MassMutual. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the Funds involved in the conflict or substituting shares of other Funds.
Compensation We Receive from Funds, Advisers and Sub-Advisers
Compensation We Receive from Funds
We and certain of our insurance affiliates receive compensation from certain Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of a Fund’s assets and may be as much as 0.25% of the average net assets of an underlying Fund that are attributable to the variable annuity and variable life insurance products issued by us and certain of our insurance affiliates that offer the particular Fund. An investment in a Fund with a 12b-1 fee will increase the cost of your investment in this policy.
Compensation We Receive from Advisers and Sub-Advisers
We and certain of our insurance affiliates also receive compensation from the advisers and sub-advisers to some of the Funds. We may use this compensation to pay expenses that we incur in promoting, issuing, distributing and administering the policy, and providing services on behalf of the Funds in our role as intermediary to the Funds. The amount of this compensation is determined by multiplying a specified annual percentage rate by the average net assets held in that Fund that are attributable to us and certain of our insurance affiliates. These percentage rates differ, but currently do not exceed 0.35%. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation.
The compensation may not be reflected in a Fund’s expenses because this compensation may not be paid directly out of a Fund’s assets. These payments also may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Policy Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (please see the Funds’ prospectuses for additional information).
In addition, we may receive fixed dollar payments from the advisers and sub-advisers to certain Funds so that the adviser and sub-adviser can participate in sales meetings conducted by us. Attending such meetings provides advisers and sub-advisers with opportunities to discuss and promote their Funds.
For a list of the Funds whose advisers currently pay such compensation, visit www.MassMutual.com/privacy-policy/compensation-arrangements or call our Administrative Office.
Compensation and Fund Selection
When selecting the Funds that will be available with variable contracts issued by us and certain of our insurance affiliates, we consider each Fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the Funds, their advisers, sub-advisers, or their distributors. The compensation that we receive may be significant, and we may profit from this compensation. Additionally, we offer certain Funds through the policy at least in part because they are managed by an affiliate.
Voting Rights
We are the legal owner of the Fund shares. However, you have the right to instruct us how to vote on questions submitted to the shareholders of the Funds supporting the policy. This right is limited to the extent you are invested in those Separate Account Divisions on the record date. We vote shares for which we do not receive instructions in the same proportion as the shares for which we do receive instructions. The shares held in the name of the Company and its affiliates will also be proportionally voted. This process may result in a small number of Policy Owners controlling the vote. There is no minimum number of votes required. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
Your right to instruct us is based on the number of shares of the Funds attributable to your policy. The number of shares of any Fund, attributable to your policy, is determined by dividing the Account Value held in that Separate Account Division by $100. Fractional votes are counted.
We will send you or, if permitted by law, make available electronically, proxy material and a form to complete giving us voting instructions.
We may, when required by state insurance regulatory authorities, disregard voting instructions, if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objective of a Fund or to approve or disapprove an investment advisory contract for the Fund. In addition, we may disregard voting instructions that would require a change in the investment policy or investment adviser of one or more of the available Funds. Our disapproval of such change must be reasonable and based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Fund’s objectives and purpose. If we disregard Policy Owner voting instructions, we will advise Policy Owners of our action and the reasons for such action.
Charges and Deductions
This section describes the charges and deductions we make under the policy to compensate us for the services and benefits we provide, costs and expenses we incur, and risks we assume. We may profit from the charges deducted, and we may use any such profits for any purpose, including payment of distribution expenses.
In addition, the Funds pay operating expenses that are deducted from the assets of the Funds. For more information about these expenses, please see the individual Fund prospectuses.
Transaction Fees
Premium Load Charge
Prior to applying your premium to the GPA or the selected Separate Account Division(s), we deduct a premium load charge. This charge reimburses us for federal and state premium taxes and certain expenses related to the sale and distribution of the policies. We may profit from this charge.
This charge is comprised of two components: the premium tax component and the sales load component. The premium tax component reimburses us for state and local premium taxes and for federal premium taxes. This amount is not the actual amount of the tax liability we might incur. It is an estimated amount. If the actual tax liability is more or less, we will not adjust the charge retroactively. The sales load component covers sales expenses, including commissions. If these expenses increase, this charge may be increased, but the charge will never exceed the maximum charges set forth in the Transaction Fees table. Please see the “Fee Tables” section.
The maximum premium load charge that we can deduct is 10% of each premium payment. For policies issued after August 31, 2020, the current premium load charge is 6.55% of each premium payment up to and including the Target Premium, and 0.50% of premium over the Target Premium. For policies issued on or before August 31, 2020, the current premium load charge is 5.55% of each premium payment up to and including the Target Premium, and 2.30% of premium over the Target Premium.
Transfer Fee
We currently allow you to make twelve transfers each Policy Year free of charge. We reserve the right to assess a charge for transfers if there are more than twelve in a Policy Year. The charge will not exceed $10 for each additional transfer. We will deduct any transfer charge from the amount being transferred. If imposed, the fee will reimburse us for processing the transfer.
For purposes of assessing a transfer charge, we consider all transfers made on one Valuation Date to be one transfer. Transfers made in connection with loans, however, do not count as transfers for the purpose of assessing a transfer charge. Please see the “Policy Transactions” section for additional information.
Withdrawal Charge
If you make a withdrawal from your policy, we deduct a charge of 2% of the money you withdraw. This charge will not exceed $25 for each withdrawal. This fee is guaranteed not to increase for the duration of the policy. We will deduct the withdrawal charge from the amount withdrawn. This charge reimburses us for processing the withdrawal.
Substitute Insured Charge
We assess an administrative fee if you transfer the policy to the life of a substitute insured. The charge reimburses us for processing the substitution. The charge is $75.00.
Surrender Charge
There is no surrender charge.

Periodic Charges
Loan Interest Rate Expense Charge
We assess a loan interest rate expense charge against policies with outstanding loan balances. This charge represents the difference between the interest we charge on policy loans and the interest we credit on the cash value we hold as collateral on policy loans. It is deducted from the loan interest rate. This charge reimburses us for the ongoing expense of administering the loan.
The charge varies by Policy Year. However, it will never exceed 3.00%.
Monthly Charges Against the Account Value
The following charges are deducted from the Account Value on each Monthly Calculation Date.
The Monthly Calculation Date is the date on which monthly charges for the policy are due. The first Monthly Calculation Date is the Policy Date, and subsequent Monthly Calculation Dates are on the same day of each succeeding calendar month.
Your policy’s Monthly Calculation Date will be listed in the policy’s specifications page. The mortality and expense risk charge will be deducted pro-rata from the Separate Account Divisions according to the Account Value in each Separate Account Division. All other monthly charges will be deducted from the Separate Account Divisions and the GPA in proportion to the non-loaned Account Values in each on the date the deduction is taken.
Administrative Charge and Base Face Amount Charge
The administrative charge and the Base Face Amount charge reimburse us for issuing and administering the policy, and for such activities as processing claims, maintaining records and communicating with you.
Administrative Charge
The maximum administrative charge is $9 per policy, per month. The current administrative charge is $5 per policy, per month.
Base Face Amount Charge
We currently deduct a monthly base face amount charge from the policy. We base this charge on the greater of the Initial Base Selected Face Amount or the initial premium multiplied by the applicable Minimum Death Benefit percentage (based on the Insured’s Attained Age at the time of calculation).
•	For Policies Issued After December 31, 2019: This charge is guaranteed not to exceed $0.025 per $1,000 of the amount calculated in accordance with the preceding paragraph.
•	For Policies Issued On or Before December 31, 2019: This charge is guaranteed not to exceed $0.05 per $1,000 of the amount calculated in accordance with the preceding paragraph.
Mortality and Expense Risk Charge
The mortality and expense risk charge imposed is a percentage of the policy’s Account Value held in the Separate Account. The maximum percentage is 0.90% and the current percentage is:
•	0.25% in Policy Years 1–5;
•	0.20% in Policy Years 6–15; and
•	0.10% in Policy Years 16+.
The charge is deducted from your Account Value allocated to the Separate Account Divisions but not from the GPA.
This charge compensates us for the mortality and expense risks we assume under the policies and for acquisition costs. The mortality risk we assume is that the group of lives insured under our policies may, on average, live for shorter periods of time than we estimated, and as a result, the cost of insurance charges will be insufficient to meet actual claims.
The expense risk we assume is that our costs of issuing, distributing and administering the policies will exceed the charges collected.
If all the money we collect from this charge is not needed to cover death benefits and expenses, it will be our gain. We will use this gain for any purpose, including payment of sales commissions. If the money we collect is insufficient, we will still pay all valid claims and expenses.

Cost of Insurance Charge
The cost of insurance charge reimburses us for providing you with life insurance protection.
We deduct a cost of insurance charge based on your policy’s Insurance Risk. Insurance Risk is equal to the difference between the death benefit and the Account Value. These deductions are made by deducting Account Value from the Separate Account Division(s) and the GPA in proportion to the values in each.
The maximum cost of insurance charge rates associated with your policy are shown in the policy’s specifications pages.
•
For Policies Issued After December 31, 2019: These rates are calculated using the 2017 Commissioners’ Standard Ordinary Mortality Table, male or female (unisex rates may be required in some states), the non-smoker or smoker table, and age of the Insured on his/her last birthday.

•
For Policies Issued On or Before December 31, 2019 : These rates are calculated using the 2001 Commissioners’ Standard Ordinary Mortality Table, male or female (unisex rates may be required in some states), the non-smoker or smoker table, and age of the Insured on his/her last birthday.

We may charge less than the maximum monthly insurance charges shown in the table(s). In this case, the monthly insurance charge rates will be based on a number of factors including, but not limited to, our expectations for future mortality, investment earnings, persistency and expense results, capital and reserve requirements, taxes and future profits. Any change in these charges will apply to all individuals in the same class.
Insurance charges for the policy will not be the same for all Policy Owners. Your policy’s actual or current cost of insurance charge rates are based a number of factors including, but not limited to:
•	the Insured’s issue age;
•	the Insured’s gender;
•	the Insured’s tobacco use classification;
•	the Policy Year in which we make the deduction;
•	the rating class of the policy; and
•	the underwriting classification of the Case.
These rates generally increase as the Insured’s age increases. The rates will vary with the number of years the coverage has been In Force and with the Base Selected Face Amount and the Term Rider Selected Face Amount of the policy.
How the Cost of Insurance Charge is Calculated
We calculate the cost of insurance charge on the Monthly Calculation Date by multiplying the current cost of insurance charge rate by a discounted Insurance Risk. Insurance Risk is a liability of the insurance company and is equal to the difference between the death benefit and the Account Value.
The discounted Insurance Risk is the difference, on the Monthly Calculation Date, between:
•	the amount of death benefit available under the death benefit option in effect, discounted by one plus the monthly equivalent of 1% per year, and
•	the Account Value (before deduction of the monthly cost of insurance charge).
The following two steps describe how we calculate the cost of insurance charge for your policy:
Step 1:	We calculate the discounted Insurance Risk for your policy:
(a)	We divide the amount of the death benefit available under the death benefit option in effect by one plus the monthly equivalent of the minimum annual interest rate for the GPA (1%); and
(b)	We subtract your policy’s Account Value at the beginning of the policy month (before deduction of the monthly cost of insurance charge) from the amount we calculated in 1(a) above.
Step 2:	We multiply the discounted Insurance Risk by the cost of insurance charge rate. This amount is your cost of insurance charge.

Additional Information about the Cost of Insurance Charge
We will apply any changes in cost of insurance charges in a manner not unfairly discriminatory to Policy Owners. No change in insurance classification or cost will occur on account of the Insured’s health after we issue the policy.
Because your Account Value and death benefit may vary from month to month, your cost of insurance charge may also vary on each Monthly Calculation Date. The cost of your insurance depends on the amount of the Insurance Risk on your policy. Factors that may affect the Insurance Risk include:
•	the amount and timing of premium payments;
•	investment performance;
•	fees and charges assessed;
•	rider charges;
•	withdrawals;
•	policy loans;
•	changes to the Base Selected Face Amount; and
•	changes to the death benefit option.
Rider Charges
You can obtain additional benefits by applying for riders on your policy. The purpose of the charge for these riders is to compensate us for the anticipated cost of providing the additional benefits. More information regarding the rider charges can be found below, under the “Other Benefits Available Under the Policy” section.
Reduction of Charges
We may reduce or eliminate certain charges (sales load, administrative charge, cost of insurance charge, or other charges) where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to us. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by us. Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:
•	the number of Insureds;
•	the total premium expected to be paid;
•	total assets under management for the Policy Owner;
•	the nature of the relationship among individual Insureds;
•	the purpose for which the policies are being purchased;
•	the expected persistency of individual policies; and
•	any other circumstances which are rationally related to the expected reduction in expenses.
The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to Policy Owners which reflects differences in costs of services.
Policy Owner, Insured, Beneficiary
Policy Owner
The Policy Owner is the individual, corporation, partnership, trust or other entity who owns the policy, as shown on our records, and will generally make the choices that determine how the policy operates while it is In Force. A change of Policy Owner will take effect as of the date the Written Request is signed. Each change will be subject to any payment we made or other action we took before receiving the Written Request in Good Order.
The sale of your policy to an unrelated investor, sometimes called a viatical or a life settlement, typically has transaction costs that may reduce the value of the settlement. Discuss the benefits and risks of selling your life insurance policy with your registered representative and estate planner before you enter into a life settlement. Such a sale may also have adverse tax consequences. Please see “Sales to Third Parties” in the “Federal Income Tax Considerations” section for additional information.

Insured
The Insured is the person on whose life the policy is issued. The Policy Owner must have an insurable interest in the life of the Insured in order for the policy to be valid under state law and for the policy to be considered life insurance for income tax purposes. If the policy does not comply with the insurable interest requirements of the issue state at the time of issue, the policy may be deemed void from the beginning. As a result, the policy would not provide the intended benefits. It is the responsibility of the Policy Owner to determine whether proper insurable interest exists at the time of policy issuance.
You name the Insured in the application for the policy. Generally, we will not issue a policy for an Insured who is beyond Attained Age 75.
Beneficiary
The Beneficiary is the person you name in the application to receive any death benefit. You may name different classes of Beneficiaries, such as primary and secondary. These classes will set the order of payment.
Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before the Insured dies by sending a Written Request in Good Order to our Administrative Office. The Owner must have the consent of an irrevocable Beneficiary to change the Beneficiary. Generally, the change will take effect as of the date your Written Request is signed. Each change will be subject to any payment we made or other action we took before receiving the Written Request in Good Order.
If no Beneficiary is living or in existence when the Insured dies, we will pay you the death benefit unless the policy states otherwise. If you are deceased, the death benefit will be paid to your estate.
Purchasing a Policy
Availability
The policy is available on a Case basis. A Case is defined as one or more policies issued to the same Policy Owner. All policies within a Case are aggregated for purposes of determining Policy Dates, loan rates and underwriting requirements.
The minimum Base Selected Face Amount is $50,000 per policy. At the time of issue, the Insured must be at least Attained Age 18 and no older than Attained Age 75.
Underwriting
We currently offer three different underwriting programs:
(1)
Guaranteed issue underwriting is generally available to Cases that will insure ten or more lives. Insureds who are part of a Case eligible for guaranteed issue underwriting are not required to undergo medical underwriting, but they must have been actively at work for at least 90 days prior to application.

(2)
Simplified issue underwriting is generally available to Cases that will insure six or more lives. Insureds who are part of a Case eligible for simplified issue underwriting are not required to undergo medical underwriting, but they are required to provide more information than for guaranteed issue underwriting, including health and avocation questions.

(3)
Full underwriting is generally available for any Case that will insure three or more lives and does not qualify for guaranteed issue or simplified issue underwriting. Insureds who are part of a Case that requires full underwriting will be required to undergo a medical examination.

Generally, on a current basis, the overall cost of insurance rates for a healthy individual are higher for a guaranteed or simplified issue policy than for a similar policy issued with full underwriting.
In certain states, simplified issue underwriting may be referred to as “simplified underwriting” and guaranteed issue underwriting may be referred to as “limited underwriting.”
Purchasing a Policy
To purchase a policy you must send us a completed application. The minimum Initial Base Selected Face Amount of a policy is currently $50,000. The Policy Owner selects, within our limits, the Base Selected Face Amount. The Base Selected Face Amount is used to determine the amount of insurance coverage the policy provides while it is In Force.

The Initial Base Selected Face Amount is the Base Selected Face Amount on the Policy Date. It is listed on the first page of your policy. The “Policy Date” is the date used as the starting point for determining Policy Anniversary dates, Policy Years and Monthly Calculation Dates. Your “Policy Anniversary” is the anniversary of the Policy Date.
We determine whether to accept or reject the application for the policy and the Insured’s risk classification. The policy’s Issue Date is the date we actually issue the policy. Coverage under the policy becomes effective on the policy’s Issue Date.
Your Right to Return the Policy
You have the right to cancel the policy. If you change your mind about owning the policy, you can return the policy for a refund (Free Look), but only if you return it within a prescribed period after receiving it. This period is 10 days in all states except the following: 20 days in North Dakota and 45 days in California for Policy Owners over age 60. If you cancel the policy, we will issue you a refund.
During the Free Look period, we will apply premium payments to the GPA. If you cancel the policy, we will pay a refund to you. The refund equals:
(1)	any premium paid for the policy; plus
(2)	interest credited to the policy under the GPA; minus
(3)	any amounts borrowed or withdrawn.
Certain states require us to refund the premiums paid for the policy less any amounts borrowed or withdrawn. In these states, each premium we receive prior to the end of the Free Look period will be allocated to the GPA. To cancel the policy, return it to us at our Administrative Office, to the registered representative who sold the policy, or to one of our agency offices.
Sending Requests in Good Order
From time to time you may want to submit a Written Request for a change of beneficiary, a transfer, or some other action. A Written Request is a written or electronic communication or instruction in Good Order sent by the Policy Owner to, and received by MassMutual, at, our Administrative Office. We may allow requests to be submitted by telephone, fax, website, or other electronic media for certain transactions. Telephone, fax, email, or internet transactions may not always be available. Telephone, fax, and computer systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. We may make these additional methods available at our discretion. They may be suspended or discontinued at any time without notice. Not all transaction types can be requested by telephone, website or other electronic media.
Premiums
Premium Payments and Payment Plans
All premium payments must be sent in Good Order to us at our Administrative Office.
There are four premium concepts under the policy:
•	Minimum Case Premium;
•	Minimum Net First Policy Premium;
•	Planned Annual Premium; and
•	Target Premium.
The Minimum Case Premium and Minimum Net First Policy Premium requirements must be satisfied before we will issue a policy. The Planned Annual Premium establishes the basis for the premium bills we will send to you, and the Target Premium establishes a threshold for your policy’s premium load charges.
Minimum Case Premium
The minimum premium that we require for a Case is $100,000 of Planned Annual Premium meaning that the sum of the Planned Annual Premiums for all of the policies issued in a Case must equal at least $100,000 or the policies will not be issued.

Minimum Net First Policy Premium
Generally, you determine the first premium you want to pay for the policy, but it must be at least equal to the Minimum Net First Policy Premium. For policies issued after August 31, 2020, the Minimum Net First Policy Premium is an amount equal to 3 times the sum of the monthly charges for the first month. For policies issued on or before August 31, 2020, the Minimum Net First Policy Premium was an amount equal to 12 times the sum of the monthly charges for the first month.
You must pay the Minimum Net First Policy Premium and submit the application and all other required forms in Good Order to our Administrative Office before we will issue your policy.
Planned Annual Premium
You may elect in the application to pay an annual premium for your policy. We call this premium your Planned Annual Premium. Your election of a Planned Annual Premium forms the basis for the premium bills we send you. You may change the amount of your Planned Annual Premium at any time.
The amount of your Planned Annual Premium will depend on:
•	the Base Selected Face Amount of the policy;
•	the Insured’s age;
•	the Insured’s gender;
•	the Insured’s tobacco use classification; and
•	the amount of the first premium paid.
There is no penalty if you do not pay the Planned Annual Premium; however, the policy may lapse if there is not sufficient Surrender Value from which to deduct the monthly charges.
If a Planned Annual Premium payment is not made, the policy will not necessarily terminate. Conversely, making Planned Annual Premium payments does not guarantee the policy will remain In Force. Even if you pay Planned Annual Premiums, the policy will terminate if the Surrender Value becomes insufficient to pay monthly charges and the Grace Period expires without sufficient payment.
Target Premium
The Target Premium for your policy establishes a threshold for your policy’s premium load charge. If you pay premiums that are below the Target Premium, your premium load charge will be higher, as a percentage of premiums paid, than if you pay premiums that exceed the Target Premium.
We set the Target Premium on the date we issue your policy. The amount of the Target Premium depends on:
•	the Initial Base Selected Face Amount of the policy;
•	the Insured’s age;
•	the Insured’s gender; and
•	the Insured’s tobacco use classification.
The following tables show the Target Premium at certain ages for a policy with a Base Selected Face Amount of $100,000 in all years, under Death Benefit Option 1.
For Policies Issued After December 31, 2019:
Target Premium – $100,000 Base Selected Face Amount (Death Benefit Option 1)
Class	25	Issue Age 40	55
Male Tobacco	$2,590	$4,369	$7,139
Female Tobacco	$2,309	$3,989	$6.644
Unisex Tobacco	$2,536	$4,296	$7,045
Male Non-Tobacco	$2.011	$3,416	$5,700
Female Non-Tobacco	$1,765	$3,033	$5,172
Unisex Non-Tobacco	$1,964	$3,344	$5,601

For Policies Issued On or Before December 31, 2019:
Target Premium – $100,000 Base Selected Face Amount (Death Benefit Option 1)
Class	25	Issue Age 40	55
Male Tobacco	$2,944	$4,834	$7,816
Female Tobacco	$2,615	$4,408	$7,215
Unisex Tobacco	$2,879	$4,749	$7,694
Male Non-Tobacco	$2,375	$3,997	$6,680
Female Non-Tobacco	$2,089	$3,568	$5,977
Unisex Non-Tobacco	$2,318	$3,911	$6,538
Paid-up Policy Date
The Paid-up Policy Date is the Policy Anniversary on or next following the Insured’s 95th birthday. On and after this date, your Base Selected Face Amount will equal the Account Value multiplied by a factor guaranteed to be no less than 1.
As of this date and thereafter, the death benefit option will be Death Benefit Option 1, the charge for cost of insurance will be $0, Face Amount charges will be $0, and we will no longer accept premium payments. We will continue to deduct any other monthly charges. Your payment of Planned Annual Premiums does not guarantee that the policy will continue In Force to the Paid-up Policy Date.
Premium Flexibility
While your policy is In Force, you may pay premiums at any time before the death of the Insured subject to certain restrictions. There are no required premium payments, although you must maintain sufficient Account Value to keep the policy In Force by paying the monthly charges. You may elect to set-up a “Planned Annual Premium” payment plan. Premium payment plans are discussed above in the “Premium Payments and Payment Plans” section.
The minimum premium payment we will accept is $100.
In some cases, applying a subsequent premium payment in a Policy Year could result in your policy becoming a MEC. If a policy is a MEC under federal tax law, loans, withdrawals and other amounts distributed under the policy are taxable to the extent of any income accumulated in the policy. Please see “Modified Endowment Contracts” under the “Federal Income Tax Considerations” section for additional information. We will not credit any amount of premium to your policy that will exceed MEC limits unless we have written authorization from the Policy Owner to allow MEC status. Additionally, we will follow these procedures:
•
If we receive a subsequent premium payment that would cause the policy to become a MEC, the premium payment will be considered not in Good Order. We will credit only that part of the premium payment to the policy that will not cause the policy to become a MEC. We will return the remaining portion of the payment to the premium payer.

•	In addition, the payment frequency may be changed to annual to prevent subsequent premium bills from being produced prior to the next Policy Anniversary date.
These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period, because the start of the 7-pay year may no longer coincide with your Policy Anniversary. Please see “Federal Income Tax Considerations” section for additional information.
Premium Limitations
The IRC has limits on the amount of money you may put into a life insurance contract and still meet the IRC’s definition of life insurance for tax purposes. There are two tests under the IRC rules that are used to determine if a policy meets the IRC guidelines:
•	the Cash Value Accumulation Test, and
•	the Guideline Premium Test.
If you choose the Guideline Premium Test, the maximum premium payment we will accept will be stated in your policy’s specifications pages. Regardless of whether you choose the Guideline Premium Test or the Cash Value Accumulation Test, we

have the right to refund a premium paid in any year if it will increase the Insurance Risk under the policy. The Insurance Risk is the difference between the death benefit payable and the Account Value of your policy. Please see “Minimum Death Benefit” in the “Death Benefits” section for detailed information regarding the Cash Value Accumulation Test and the Guideline Premium Test.
Certain policy changes (including but not limited to a change in face amount, a change in tobacco use classification, or the addition or removal of a rider) may cause a recalculation of your maximum premium limit. If a policy change results in a decrease to your premium limit, we may be required to distribute funds from your policy to maintain its compliance with the adjusted premium limit. The distribution will be taken from the Separate Account Division(s) and the GPA in proportion to the non-loaned values in each.
How and When Your Premium is Allocated
Net Premium
Net Premium is a premium payment received in Good Order and accepted by us minus the premium load charge and the Cash Surrender Value Enhancement Rider charge, if applicable.
The Net Premium is allocated among the Divisions and the GPA according to your current instructions. You may choose any percentages (to two decimals) as long as the total is 100%.
When applying for the policy, you choose the percentages of your Net Premiums to be allocated among the Separate Account Divisions and/or the GPA. You may choose any percentages (to two decimals) as long as the total is 100%. However, we reserve the right to limit the number of Separate Account Divisions to which you can allocate your premiums if the limitation is necessary to protect your policy’s status as life insurance under federal tax law.
You may change your Net Premium allocation at any time by sending a Net Premium allocation request form to us at our Administrative Office. You may also change your Net Premium allocation by telephone or fax transmission, subject to certain restrictions. Please note that telephone, fax, or website transactions may not always be available. Telephone, computer systems, and faxes can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. To help protect against unauthorized or fraudulent telephone instructions, we will take reasonable steps to confirm that telephone instructions given to us are genuine. We may record all telephone conversations.
A request to change your Net Premium allocation will become effective on the Valuation Date we receive your request, in Good Order, at our Administrative Office. If we receive your request in Good Order on a non-Valuation Date or after the end of a Valuation Date, the change will become effective on the next Valuation Date.
When Net Premium is Allocated
During the Free Look period, we will apply premium payments to the GPA, provided the premium equals or exceeds the Minimum Net First Policy Premium. If the premium does not equal or exceed the Minimum Net First Policy Premium, the policy will not be issued. At the end of the Free Look period, we will allocate your Account Value among the GPA and/or Separate Account Divisions according to your instructions.
You may choose any percentages (to two decimals) as long as the total is 100%.
If a payment is refused by your bank after we have applied the premium payment to your policy, the transaction will be deemed void and your payment will be reversed.

Transfers
While your Policy is In Force, you may generally transfer all or part of a Separate Account Division’s Account Value to any other Separate Account Division or the GPA. Transfers are effective as of the Valuation Date we receive your Written Request in Good Order. If we receive your Written Request on a non-Valuation Date or after the end of a Valuation Date, your transfer request will be effective as of the next Valuation Date.
You can make transfers by Written Request, by calling our Administrative Office or via our website. In your transfer request, you must indicate the dollar amount or the percentage (to two decimals) you wish to transfer.
Generally, there is no limit on the number of transfers you may make among the Separate Account Divisions. However, as discussed more fully in the section below, we may terminate, limit, or modify your ability to make such transfers due to frequent trading or market timing activity. We currently do not charge a fee for transfers. We do, however, reserve the right to charge a fee for transfers if there are more than twelve transfers in a Policy Year. This fee will not exceed $10 per transfer. We will consider all transfers made on one Valuation Date to be one transfer.
We reserve the right to limit the number of Separate Account Divisions to which you can allocate your Account Value if the limitation is necessary to protect your policy’s status as life insurance under federal tax law.
You may transfer all Account Value in the Separate Account to the GPA at any time without incurring a fee.
You may only transfer Account Value from the GPA to the Separate Account once per Policy Year. This transfer may not exceed 25% of your Account Value in the GPA at the time of your transfer. For purposes of this transfer restriction, your Account Value in the GPA does not include Policy Debt. However, you may transfer 100% of your Account Value in the GPA to the Separate Account if:
•	you have transferred 25% of your Account Value in the GPA in each of the previous three Policy Years; and
•	you have not allocated premium payments or made transfers to the GPA during any of the previous three Policy Years, except as a result of a policy loan.
You cannot transfer Account Value in the GPA equal to any Policy Debt.
Limits on Frequent Trading and Market Timing Activity
This policy and its investment choices are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a Fund in the following ways:
•	by requiring the Fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and
•	by causing unplanned portfolio turnover.
These disruptions, in turn, can result in increased expenses and can have an adverse effect on Fund performance that could impact all Policy Owners and Beneficiaries under the policy, including long-term Policy Owners who do not engage in these activities. Therefore, we discourage frequent trading and market timing trading activity and will not accommodate frequent transfers among the Funds. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase this policy. We have adopted policies and procedures to help us identify those individuals or entities that we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Our ability to detect frequent trading or market timing may be limited by operational or technological systems, as well as by our ability to predict strategies employed by Policy Owners (or those acting on their behalf) to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing of Funds among the Separate Account Divisions, there can be no assurance that we will be able to identify all those who trade frequently or those who employ a market timing strategy (or any intermediaries acting on behalf of such persons) and curtail their trading in every instance. Moreover, our ability to discourage and restrict frequent trading or market timing may be limited by decisions of state regulatory bodies and court orders that we cannot predict. In addition, some of the Funds are available with variable products issued by other insurance companies. We do not know the effectiveness of the policies and procedures used by these other insurance companies to detect frequent trading and/or market timing. The Funds may reflect lower performance and higher expenses across all policies as a result of undetected abusive trading practices. If we, or the investment adviser to any of the Funds available with this policy, determine that a Policy Owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, we will allow the Policy Owner to submit transfer requests by regular mail only. We will not accept the Policy Owner’s transfer request if submitted by overnight mail, fax, the telephone, our website, or any other type of electronic medium. Additionally, we may reject any single trade that we determine to be abusive or harmful to the Fund.
Orders for the purchase of Fund shares may be subject to acceptance by the Fund. Therefore, we reserve the right to reject, without prior notice, any Fund transfer request if the investment in the Fund is not accepted for any reason. In addition, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe the Funds’ frequent trading or market timing policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. We have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent trading or market timing policies established by the Fund. Policy Owners and other persons with interests in the policies should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Policy Owners of variable contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading or market timing policies and procedures. It may also require us to restrict or prohibit further purchases or transfers as requested by a Fund on all policies owned by a Policy Owner whose trading activity under one variable contract has violated a Fund’s frequent trading or market timing policy. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in frequent trading or market timing activity, the Fund may reject the entire omnibus order.
We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, no change will be made to your allocations per that request. We will then allow you to resubmit the rejected transfer by regular mail only. Additionally, we may in the future take any of the following restrictive actions that are designed to prevent the employment of a frequent trading or market timing strategy:
•	not accept transfer instructions from a Policy Owner or other person authorized to conduct a transfer;
•	limit the number of transfer requests that can be made during a Policy Year; and
•	require the value transferred into a Fund to remain in that Fund for a particular period of time before it can be transferred out of the Fund.
We will apply any restrictive action we take uniformly to all Policy Owners we believe are employing a frequent trading or market timing strategy. These restrictive actions may not work to deter frequent trading or market timing activity. We reserve the right to revise our procedures for detecting frequent trading and/or market timing at any time without prior notice if we determine it is necessary to do so in order to better detect frequent trading and/or market timing, to comply with state or federal regulatory requirements, or to impose different restrictions on frequent traders and/or market timers. If we modify our procedures, we will apply the new procedure uniformly to all Policy Owners.
Automated Account Value Transfer
Automated Account Value Transfer allows you to make monthly transfers of Account Value in a Separate Account Division to any combination of Separate Account Divisions and the GPA. You must specify the amount you wish to transfer as a dollar amount or a percentage (rounded to two decimal places). Automated Account Value Transfers are not available from more than one Separate Account Division or from the GPA. We consider this process as one transfer per Policy Year. We do not charge you for participating in the Automated Account Value Transfer Program.
You can elect, change or cancel the Automated Account Value Transfer on any Valuation Date, provided we receive a fully completed Written Request in Good Order at our Administrative Office. We will only make transfers on the Monthly Calculation Date. The effective date of the first automated transfer will be the first Monthly Calculation Date after we receive your Written Request in Good Order. If we receive your request before the end of the Free Look period, your first automated transfer will occur on the Valuation Date next following the end of this period.
Transfers will occur automatically. However, you must specify:
•	the Separate Account Division we are to transfer from;
•	the Separate Account Division(s) and/or GPA we are to transfer to; and
•	the length of time during which transfers will continue.

If your transfer amount is greater than your Account Value in the Separate Account Division we are transferring from, then we will transfer your remaining value in that Separate Account Division in the same proportion as your previously transferred amounts. We will not process any more automated transfers thereafter.
We may at any time modify, suspend or terminate the Automated Account Value Transfer Program without prior notification.
You may not elect Automated Account Value Transfer while you have elected Automated Account Re-balancing for your policy.
Automated Account Re-balancing
Automated Account Re-balancing permits you to maintain a specified percentage (rounded to two decimal places) of your Account Value in any combination of the Separate Account Divisions and the GPA. We must receive a fully completed Written Request in Good Order to begin your Automated Account Re-balancing Program. Then, we will make transfers on a quarterly basis to and from the Separate Account Divisions and the GPA to re-adjust your Account Value to your specified percentage. Quarterly re-balancing is based on your Policy Year. The minimum amount we will transfer under this provision is $5.00. We do not charge you for participating in the Automated Account Re-balancing Program.
This program allows you to maintain a specific allocation of Account Value among the Separate Account Divisions and the GPA. We will re-balance your Account Value only on a Monthly Calculation Date. We consider Automated Account Re-balancing as one transfer per Policy Year.
You can elect or cancel Automated Account Re-balancing on any Valuation Date, provided we receive a fully completed Written Request in Good Order at our Administrative Office. You may only change allocation percentages once each Policy Year. In addition, you may only reduce your allocation to the GPA by up to 25% once each Policy Year.
The effective date of the first automated re-balancing will be the first Monthly Calculation Date after we receive your Written Request in Good Order at our Administrative Office. If we receive the request before the end of the Free Look period, your first re-balancing will occur on the Valuation Date next following the end of the Free Look period.
We may at any time modify, suspend or terminate the Automated Account Re-balancing Program without prior notification.
You may participate in either the Automated Account Value Transfer Program or the Automated Account Re-balancing Program at one time, but may not participate in both programs at the same time.
Example:
Assume that your initial Net Premium payment is split among four Separate Account Divisions: MML Managed Bond, MML Foreign, MML Equity and PIMCO All Asset Portfolio.

Further assume that you have also completed an Automated Account Re-balancing request form indicating that you want the values in the Separate Account Divisions rebalanced quarterly, beginning today, January 10, as follows:

•	60% in MML Managed Bond and
•	40% in PIMCO All Asset Portfolio.

Over the next 2½ months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MML Managed Bond division represents 80% of the value of the two selected Separate Account Divisions in your Portfolio Rebalancing Program.

Three months from the date you selected to begin your quarterly Automated Account Re-balancing Program, April 10, we will sell all units in the MML Foreign and MML Equity Divisions using the proceeds to purchase units in the MML Managed Bond (60%) and PIMCO All Asset Portfolio (40%) Divisions. In addition, some of your units in the MML Managed Bond Division will be sold and the proceeds will be used to purchase additional units in the PIMCO All Asset Portfolio Division to bring the ratio of the two investment choices to 60/40 respectively.

Policy Value
How the Value of Your Policy is Calculated
The value of your policy is called its Account Value. The Account Value has two components:
•	the Variable Account Value; and
•	the GPA Value.
We will calculate your Account Value on each Valuation Date.
Variable Account Value
Transactions in your Separate Account Divisions are all reflected through the purchase and sale of Accumulation Units. An Accumulation Unit is a unit of measure that we use to determine the value in each Separate Account Division. For instance, before we invest your Net Premium payment in a Separate Account Division, we convert your Net Premium payment into Accumulation Units and then purchase an appropriate number of shares in the designated Fund.
The Variable Account Value is the sum of your values in each of the Separate Account Divisions. It reflects:
•	Net Premiums allocated to the Separate Account; plus
•	transfers to the Separate Account from the GPA; less
•	transfers and withdrawals from the Separate Account; less
•	fees and charges deducted from the Separate Account; adjusted by
•	the Net Investment Experience of the Separate Account.
Net Investment Experience
The Net Investment Experience of the Variable Account Value is reflected in the value of the Accumulation Units.
Every Valuation Date we determine the value of an Accumulation Unit for each of the Separate Account Divisions. Changes in the Accumulation Unit value reflect the investment performance of the Fund as well as Fund expenses.
The value of an Accumulation Unit may go up or down from Valuation Date to Valuation Date.
When you make a premium payment, we credit your policy with Accumulation Units. We determine the number of Accumulation Units to credit by dividing the amount of the Net Premium payment allocated to a Separate Account Division by the unit value for that Separate Account Division. When you make a withdrawal, we deduct Accumulation Units representing the withdrawal amount from your policy. We deduct Accumulation Units for insurance and other policy charges.
We calculate the value of an Accumulation Unit for each Separate Account Division at the end of each Valuation Date. Any change in the Accumulation Unit value will be reflected in your policy’s Account Value.
The purchase and sale of Accumulation Units will affect your Account Value in the Separate Account Divisions. If we receive a premium payment or a Written Request that causes us to purchase or sell Accumulation Units, and we receive that premium payment or request before the end of a Valuation Date, Accumulation Units will be purchased or sold as of that Valuation Date.
Otherwise, Accumulation Units will be purchased or sold as of the next following Valuation Date.
Guaranteed Principal Account Value
The GPA Value is the accumulation of:
(1)	Net Premiums allocated to the GPA; plus
(2)	amounts transferred into the GPA; plus
(3)	interest credited to the GPA; less
(4)	amounts transferred or withdrawn from the GPA; less
(5)	monthly charges deducted from the GPA.
Interest on the Guaranteed Principal Account

The GPA Value earns interest at an effective annual rate, credited daily.
For the loaned portion of the GPA, the daily interest rate we use is the daily equivalent of the greater of:
•	the annual policy loan interest rate in effect minus the loan interest rate expense charge; or
•	1%.
For the non-loaned portion of the GPA, the daily rate we use is the daily equivalent of the greater of:
•	the current interest rate we declare; or
•	the guaranteed interest rate of 1%.
The current interest rate may change as often as monthly.
Death Benefit
If the Insured dies while the policy is In Force and we determine the claim is valid, we will pay the death benefit to the named Beneficiary in a lump sum.
The death benefit will be the amount provided by the death benefit option in effect on the date of death, increased by the portion of any monthly charges already deducted that apply to a period beyond the date of death, and reduced by any outstanding Policy Debt, and any unpaid monthly charges to the date of death. The death benefit is calculated as of the date of the Insured’s death.
The Minimum Death Benefit for your policy is based on your policy’s Account Value as described below.
Minimum Death Benefit
In order to qualify as life insurance under IRC Section 7702, the policy must have a Minimum Death Benefit that is determined by one of two compliance tests. You choose the test when you apply for the policy. You cannot change your choice of test after the policy is issued.
For purposes of computing any Minimum Death Benefit under Death Benefit Options 1, 2, or 3 to be paid in the event of death of the Insured in Policy Years 1 through 11, and only for such purposes, the policy's Account Value will be increased by the amount of the Enhancement Benefit under the Cash Surrender Value Enhancement Rider, if elected.
Cash Value Accumulation Test (CVAT)
Under this test, the Minimum Death Benefit on any date is equal to the Account Value on that date multiplied by the death benefit factor for the Insured’s Attained Age on that date. The death benefit factor depends on the Insured’s gender, Attained Age, tobacco use risk classification, and the CVAT interest rate under Section 7702 of the IRC.
Guideline Premium Test
Under this test, the Minimum Death Benefit on any date is equal to a percentage of the Account Value on that date. The Minimum Death Benefit percentage varies only by the Attained Age of the Insured.
Your choice of the Guideline Premium Test or the Cash Value Accumulation Test will depend on how you intend to pay premiums. You should review policy illustrations of both approaches with your registered representative to determine how the policy works under each test, and which is best for you.
Death Benefit Options
When you apply for the policy, you must choose a Base Selected Face Amount and one of three death benefit options. These are:
•	Death Benefit Option 1 – the death benefit is the greater of:
○	the Base Selected Face Amount in effect on the date of death; or
○	the Minimum Death Benefit in effect on the date of death.
•	Death Benefit Option 2 – the death benefit is the greater of:
○	the sum of the Base Selected Face Amount in effect on the date of death, plus the Account Value on the date of death; or
○	the Minimum Death Benefit in effect on the date of death.

•	Death Benefit Option 3 – the death benefit is the greatest of:
○	the sum of the Base Selected Face Amount in effect on the date of death, plus the sum of all premiums paid, less withdrawals; or
○	the Base Selected Face Amount in effect on the date of death; or
○	the Minimum Death Benefit in effect on the date of death.
If the Insured dies while the policy is In Force, we will pay the death benefit based on the option in effect on the date of death, with the following adjustments:
•	We add the part of any monthly cost of insurance charges that apply for the period beyond the date of death; and
•	We deduct any Policy Debt outstanding on the date of death; and
•	We deduct any monthly charges unpaid as of the date of death.
If the Insured dies during a Grace Period, any unpaid premium needed to avoid Policy Termination will also be deducted from the death benefit.
You should note that under Death Benefit Options 1 and 3, the death benefit amount is not affected by your policy’s investment experience unless the death benefit is based on the Minimum Death Benefit. Under Death Benefit Option 2, the death benefit is a variable death benefit. This means that, because the death benefit amount includes the Account Value, it can change from day to day. Your policy’s Account Value will vary due to the investment performance of the Separate Account Divisions in which you have allocated premium. It is also impacted by the deduction of charges and other policy expenses.
Example:
The following example shows how the death benefit may vary as a result of investment performance and Death Benefit Option in effect on the date of death.
	Policy A	Policy B
(a) Base Selected Face Amount:	$100,000	$100,000
(b) Account Value on date of death:	$40,000	$50,000
(c) Sum of premiums less withdrawals:	$30,000	$40,000
(d) Minimum Death Benefit percentage on date of death:	240%	240%
(e) Minimum Death Benefit (b x d):	$96,000	$120,000
Death benefit if Death Benefit Option 1 is in effect [greater of (a) or (e)]:	$100,000	$120,000
Death benefit if Death Benefit Option 2 is in effect [greater of (a + b) or (e)]:	$140,000	$150,000
Death benefit if Death Benefit Option 3 is in effect [greater of (a + c) or (a) or (e)]:	$130,000	$140,000
The examples assume no additions to or deductions from the Base Selected Face Amount or Minimum Death Benefit are applicable.
Right to Change the Death Benefit Option
You may change your Death Benefit Option at any time while the Insured is living by Written Request and subject to our guidelines regarding proof of insurability. However, no change will be permitted after the Policy Anniversary nearest the Insured’s 95th birthday. There is no charge for a change in death benefit option; however, the monthly deduction amount will change.
If the change is from:
•	Death Benefit Option 1 to 2, or
•	Death Benefit Option 1 to 3, or
•	Death Benefit Option 2 to 3, or
•	Death Benefit Option 3 to 2,
then the Base Selected Face Amount after the change will equal the Base Selected Face Amount before the change, and evidence of insurability will be required.
If the change is from Death Benefit Option 2 to 1, then the Base Selected Face Amount after the change will equal the Base Selected Face Amount before the change plus the Account Value, and no evidence of insurability is required.
If the change is from Death Benefit Option 3 to 1, then the Base Selected Face Amount after the change will equal the greater of (i) the Base Selected Face Amount before the change and (ii) the Base Selected Face Amount before the change plus the sum of all premiums less withdrawals. No evidence of insurability is required.

The death benefit following a death benefit option change, however, may behave differently based on the new death benefit option in effect. For example, if the Minimum Death Benefit doesn’t apply and if a Policy Owner changes the Death Benefit Option from option 1 (death benefit = Base Selected Face Amount) to option 2 (death benefit = Base Selected Face Amount + Account Value), the death benefit after the change will be increased by the Account Value rather than remaining level. The Policy Owner may decide to make this change if the desire is to have a death benefit that will increase if the Account Value grows.
Alternatively, a Policy Owner may change from death benefit option 2 to option 1 if they would like to have a level death benefit following the change. Having a level death benefit (rather than increasing as the Account Value grows) could reduce the policy’s Insurance Risk as the policy’s Account Value increases and, as a result, could reduce the monthly insurance charges.
The effective date of any change in the death benefit option will be your first Policy Anniversary on, or next following, the later of:
•	the date we approve your Written Request for such change; or
•	the requested effective date of the change.
Please see Appendix C for examples of how a change in death benefit option may impact the policy’s Base Selected Face Amount.
Right to Change the Base Selected Face Amount
You may request an increase or decrease in the Base Selected Face Amount. If you change your Base Selected Face Amount, your policy charges will change accordingly. If you increase the Base Selected Face Amount, the cost of insurance charge for your policy will increase because of the increase in the Insurance Risk. If you decrease the Base Selected Face Amount, the cost of insurance charge for your policy will decrease because of the decrease in Insurance Risk.
If you increase or decrease the Base Selected Face Amount, your policy may become a MEC under federal tax law. MECs are discussed in the “Federal Income Tax Considerations” section; however, you should consult your tax adviser for information on how a MEC may affect your tax situation.
Increases in Base Selected Face Amount
You may increase the Base Selected Face Amount by Written Request beginning six months after the Policy Date or six months after a previous increase. We may request adequate evidence of insurability for an increase.
We will not allow an increase in the Base Selected Face Amount after the Insured’s Attained Age 80. Any increase in the Base Selected Face Amount will be effective on the Monthly Calculation Date which is on, or next follows, the later of:
•	the date we approve your Written Request for such change; or
•	the requested effective date of the change.
Any increase must be for at least $5,000.
Decreases in Base Selected Face Amount
You may also decrease your Base Selected Face Amount. The Base Selected Face Amount after a decrease must be at least $50,000.
Any requested decrease in the Base Selected Face Amount will be effective on the Monthly Calculation Date which is on, or next follows the later of:
•	the date we approve your Written Request for such change; or
•	the requested effective date of the change.
A decrease in the Base Selected Face Amount may have adverse tax consequences.
When We Pay Death Benefit Proceeds
If the policy is In Force, and it is determined that the claim is valid, we normally pay the death benefit within seven calendar days after the date we receive due proof of the Insured’s death and all required documents, in Good Order, at our Administrative Office.
Certain situations may delay payment of a death claim. These situations include, but are not limited to, our right to contest the validity of a death claim. We investigate all death claims that occur within the policy’s two-year contestable periods as described below.

We have the right to contest the validity of the policy for any material misrepresentation of a fact within two years:
•	after the policy is issued;
•	after an increase in the Base Selected Face Amount; or
•	after reinstatement.
We may also investigate death claims beyond the contestable periods. After any two-year contestable period, in the absence of fraud, we cannot contest the validity of a policy or a Base Selected Face Amount increase, except for failure to pay premiums.
We generally determine whether the contested claim is valid within five days after we receive the information from a completed investigation. Since it may take some time to receive the information, payment could be delayed during this period.
We can also delay payment of the death benefit if the policy has Account Value invested in the Separate Account on the date of death during any period that:
•	it is not reasonably practicable to determine the amount because the NYSE is closed (other than customary weekend and holiday closings);
•	trading is restricted by the SEC;
•	an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or we cannot reasonably value the shares of the Funds; or
•	the SEC, by order, permits us to delay payment in order to protect our Policy Owners.
We will pay interest on the death benefit from the date of death to the date of a lump sum payment. The applicable interest will not be less than the equivalent of 3% per year or, if greater, the annual rate required by applicable law.
We will pay the death benefit in a lump sum.
Although the death benefit is generally excludible from the income of the Beneficiary who receives it, interest on the death benefit is includible in the Beneficiary’s income in the year such interest is credited.
Suicide
If the Insured dies by suicide, while sane or insane, and the policy is In Force, the policy will terminate.
•	If the death occurs within two years from the Issue Date, we will refund the sum of premiums paid for the policy, less any Policy Debt and amounts withdrawn.
•
If the death occurs after two years from the Issue Date but within two years from an increase in the Base Selected Face Amount, we will refund the sum of the monthly charges associated with the Base Selected Face Amount increase.

•
If the death occurs after two years from the Issue Date but within two years after the policy is reinstated, we will refund the sum of premiums you paid to reinstate the policy and any premiums you paid thereafter, less any Policy Debt and amounts you withdrew.

•
If death occurs after two years from the Issue Date, and there has been no increase in the Base Selected Face Amount or reinstatement during the prior two year period, we will pay the full death benefit, less any Policy Debt.

For policies issued in North Dakota and Colorado, all references in this provision to “two years” should be replaced with “one year”.
Example:

Assume a policy is issued with $500,000 Base Selected Face Amount under Death Benefit Option 1. In Policy Year 4, the owner applies for a $250,000 Base Selected Face Amount increase, which is approved. If the Insured commits suicide within two years of the increase, the benefit payable to the beneficiaries is equal to the original $500,000 death benefit, plus an additional payment equal to the monthly charges that were deducted from the Account Value for the increase segment of $250,000.

Misstatement of Age or Gender
If the Insured’s date of birth or gender is misstated in the application, or the policy has been issued incorrectly, an adjustment will be made. If the adjustment is made when the Insured dies, the death benefit will reflect the amount provided by the most recent monthly cost of insurance charges using the correct age and gender. If the adjustment is made while the Insured is living, monthly charges after the adjustment will be based on the correct age and gender.

Other Benefits Available Under the Policy
Additional Benefits
In addition to the standard death benefit(s) associated with your policy, other standard and/or optional benefits may be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the “Fee Table” section.
You can obtain additional benefits if you request them and/or qualify for them. We provide certain additional benefits by rider or endorsement. The cost of each rider is generally deducted as part of the monthly charges. Some riders do not result in monthly charges, but do require a fee to exercise the riders. Adding or removing a rider for which there is a monthly charge may impact the premium limitations on your policy. For additional information, please see “Premium Limitations” in the “Premiums” section. If you choose to add a rider, you may cancel it at any time upon Written Request. You may not, however, add or remove a rider during a Grace Period. You must pay any premium due before such transaction requests can be processed. Having one or more riders that have monthly charges will increase the overall cost of your policy.
We also offer two automated transfer programs as additional benefits – the Automated Account Re-balancing Program and the Automated Account Value Transfer Program. Please note that you cannot select both the Automated Account Re-balancing Program and the Automated Account Value Transfer Program at the same time.
If your policy was issued on or before December 31, 2019, you may no longer add the following riders to your policy:
•	Supplemental Monthly Term Insurance Rider
•	Waiver of Monthly Charges Rider
Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Overloan Protection Rider	Prevents policy lapse due to Policy Debt by providing a guaranteed paid-up insurance benefit.	Standard if the policy was issued using the Guideline Premium Test.
Requirements:
• Policy In Force and at or past 15th Policy Anniversary.
• Insured at least Attained Age 75.
• Account Value at least $100,000.
• Non-loaned Account Value must be sufficient to pay rider charge (if not, Owner required to repay Policy Debt to exercise rider).
• Policy issued under Guideline Premium Test.
• Policy is not and upon exercise of rider will not become a MEC.
• Policy Debt exceeds specified percentage of Account Value.
• Amounts that can be withdrawn without federal tax penalty have been withdrawn.

Exercising rider results in:
• Change to Option 1 death benefit if not already selected.
• Total Selected Face Amount equals Minimum Death Benefit.
• Loaned Account Value earns interest at loan interest rate.
• Non-loaned Account Value held in GPA and accrues interest at not less than minimum GPA rate.
• All other riders terminate.
• No additional premiums allowed.
• No further policy loans or repayments.
• No further policy changes, transfers, and withdrawals allowed.
• Death benefit adjusted and may be reduced to Minimum Death Benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Waiver of Monthly Charges Rider(1)	Waives monthly charges (other than mortality and expense risk charges) while Insured is totally and continuously disabled (as defined in rider).	Optional	• Evidence of insurability required to add rider. • Rider benefit ends day before Insured’s Attained Age 65, if Total Disability began when Insured was Attained Age 60 or older.
Supplemental Monthly Term Insurance Rider(1)	Provides monthly term insurance on the life of the Insured. The Term Rider Selected Face Amount supplements the Base Selected Face Amount.	Optional
• The Base Selected Face Amount must be at least $50,000.
• Term Rider Selected Face Amount may not exceed ten times the Base Selected Face Amount.
• Requesting increase in Term Rider Selected Face Amount may require additional evidence of insurability.

Cash Surrender Value Enhancement Rider
Provides for the payment of an increased Cash Surrender Value when there is a complete surrender of the policy. The additional Surrender Value equals a partial return of charges assessed on the policy.
Optional
• Must be selected at issue.
• Enhanced payment not available on surrender during Free Look period or on surrender that qualifies as Section 1035 exchange.
• Percentage used in enhanced payment calculation generally declines after first Policy Year and declines to zero at the beginning of the ninth Policy Year.
• Electing the Supplemental Monthly Term Insurance Rider will reduce the enhanced payment under the rider.

Automated Account Re-balancing Program	Automatically rebalances Separate Account Divisions and GPA to maintain specified percent allocation of Account Value.	Optional	• Can change allocation percentages only once each Policy Year. • Cannot use with Automated Account Transfer Program. • Allocations to the GPA may only be reduced up to 25% once every Policy Year.
Automated Account Value Transfer Program	Automatically transfers a specific amount of Account Value from a single Separate Account Division to other Divisions or the GPA monthly.	Optional	• Cannot use with the Automated Account Re-balancing Program.
(1)	Not available to policies issued on or before December 31, 2019.
Overloan Protection Rider
This rider may prevent the policy from lapsing due to Policy Debt by providing a guaranteed paid-up insurance benefit upon exercise of this rider, subject to certain conditions being met. This rider is designed to enable the Policy Owner with a substantially depleted Surrender Value, due to Policy Debt, to potentially avoid the negative tax consequences associated with the lapsing of the policy.
Note: The Internal Revenue Service (IRS) has not issued guidance on the tax consequences of exercising the Overloan Protection Rider. It is possible that the IRS could assert that the Policy Debt should be treated as a distribution, in whole or in part, when this rider is invoked. Consult with a tax adviser regarding the risks associated with invoking this rider.
This rider is included automatically with the policy on the Issue Date if the policy was issued using the Guideline Premium Test under Section 7702 of the IRC. The rider cannot be elected after the policy Issue Date or if the policy was issued using the Cash Value Accumulation Test under Section 7702 of the IRC.
In the event that the policy non-loaned Account Value is insufficient to cover the policy’s monthly charges, this rider provides a paid-up life insurance benefit. A Written Request to exercise the rider must be sent to our Administrative Office in Good Order. There is a one-time charge to exercise this rider. The charge is equal to the Account Value multiplied by a percentage which varies by the Insured’s Attained Age at the time the rider is exercised. The percentages are shown below. The rider will be effective (Rider Effective Date) on the next Monthly Calculation Date after:
(1)	we have received the Policy Owner’s Written Request in Good Order to exercise the rider; and
(2)	all other conditions for exercising the rider have been met.

Once the rider has been exercised, the Death Benefit Option will be changed to Option 1 (if the Death Benefit Option is not already Death Benefit Option 1) and the Total Selected Face Amount will be reduced to equal the Minimum Death Benefit after the rider charge is taken.
The rider cannot be exercised unless the policy meets all of the following requirements:
•	The policy is In Force and has reached the 15th Policy Anniversary date;
•	The Insured is at least Attained Age 75;
•	The Account Value of the policy must be at least $100,000;
•	The non-loaned Account Value is sufficient to pay the Rider Charge (described below);
•	The policy is issued under the federal Guideline Premium Test under Section 7702 of the Internal Revenue Code, as amended;
•	The policy is not, and exercise of this rider will not cause the policy to become, a “modified endowment contract” under the Internal Revenue Code;
•
The Policy Debt exceeds a specified percentage of the Account Value after deduction of the rider charge. This percentage is called the “Overloan Rider Trigger” and varies by the Attained Age of the Insured. The Overloan Rider Trigger Point Percentages are shown on the table attached to the rider; and

•	All amounts that may be withdrawn from the policy without the imposition of federal income tax must be taken as partial surrenders prior to exercise of the rider.
The first time the requirements to exercise this rider are met, we will notify the Policy Owner.
Exercising this rider will affect the policy and any other policy riders as follows:
•	Interest will continue to accrue on the Policy Debt at the applicable loan interest rate;
•	The loaned Account Value in the GPA will earn interest at the same rate as the loan interest rate;
•	Any remaining non-loaned Account Value will be held in the GPA and will continue to accrue interest at not less than this policy’s guaranteed minimum interest rate for the GPA;
•	All other riders, including without limitation any Term Rider, Waiver of Monthly Charges Rider or Cash Surrender Value Enhancement Rider will be terminated;
•	No further monthly charges or additional charges will be taken from the Account Value;
•	No further policy loans may be taken;
•	No further policy changes, account transfers or partial surrenders will be allowed;
•	No further premium payments or loan repayments will be allowed;
•	The amount of the death benefit will be the maximum of (A) and (B) where:
(A)	is the Base Selected Face Amount; and
(B)	is the Minimum Death Benefit, calculated as of the date of the Insured’s death.
•	The policy will be placed in paid-up status; and
•	The Policy Owner will be notified of the changes to the policy.
The Overloan Protection Rider Trigger Point Percentages and Rider Charge Percentages vary by the Insured’s Attained Age.
Attained Age	Rider Charge Percentage	Trigger Point Percentage
18 – 74	N/A	N/A
75	3.71%	96.00%
76	3.57%	96.00%
77	3.45%	96.00%
78	3.31%	96.00%
79	3.33%	96.00%
80	3.19%	96.00%
81	3.13%	96.00%
82	2.99%	97.00%

Attained Age	Rider Charge Percentage	Trigger Point Percentage
83	2.87%	97.00%
84	2.73%	97.00%
85	2.61%	97.00%
86	2.47%	97.00%
87	2.33%	97.00%
88	2.17%	97.00%
89	1.95%	98.00%
90	1.71%	98.00%
91	1.54%	98.00%
92	1.36%	98.00%
93	1.19%	98.00%
94	1.02%	98.00%
95	0.85%	99.00%
95+	N/A	N/A
This rider may only be added at the time of policy issue.
This rider will terminate on the earliest of:
•	the date we receive a Written Request in Good Order from the Policy Owner to terminate the rider;
•	the Paid-up Policy Date; or
•	the date of termination of the policy.
An example of the operation of the Overloan Protection Rider, including the Overloan Rider Trigger Point, is set forth in Appendix F.
Waiver of Monthly Charges Rider
Under this rider we will waive the monthly charges deducted from your Account Value (other than the mortality and expense risk charge) if:
•	the Insured becomes totally disabled before the Insured’s Attained Age 65; and
•	such Total Disability continues for six consecutive months.
Total Disability is defined as an incapacity of the Insured that:
•	is caused by sickness or accidental bodily injury; and
•	begins while this policy is In Force; and
•	begins before the Insured's Attained Age 65; and
•	for the first 24 months of any period of Total Disability, prevents the Insured from performing the substantial and material duties of the Insured’s occupation; and
•	after Total Disability has continued for 24 months, prevents the Insured from performing the substantial and material duties of any occupation which the Insured is qualified to perform.
Benefits payable under this rider end when any of the following occurs:
•	the Insured is no longer totally disabled; or
•	you do not give us the required satisfactory proof of continued Total Disability; or
•	the Insured fails or refuses to have a required examination (A required examination is an assessment conducted at our expense by a physician chosen by us used to determine proof of disability.); or
•	if Total Disability begins before the Insured’s Attained Age 60 and continues to the Insured’s Attained Age 65, benefits under the rider will end when the Insured is no longer totally disabled; or
•	if Total Disability begins after the Insured’s Attained Age 60, benefits under this rider will end on the date the Insured reaches Attained Age 65.

Proof of claim must be received at our Administrative Office while the Insured is living and during the continuance of Total Disability. Also, it must be received within one year after the earlier of:
•	the Insured’s Attained Age 65; or
•	termination of the policy.
However, if it was not reasonably possible to give us notice and/or proof of claim on time, the delay will not reduce the benefit if notice and/or proof are given as soon as reasonably possible.
Until we approve your claim, you are required to pay all premiums necessary to avoid a lapse of this policy. If Total Disability begins during this policy’s Grace Period, any required premiums must be received before we will approve the claims made under this rider.
We will not return any premiums paid; however, we will adjust the Account Value according to the terms of the rider.
There is an additional charge for this rider that varies based on the individual characteristics of the Insured. Please see “Rider Charges” table under the “Fee Tables” section for information about the Waiver of Monthly Charges Rider charge.
If your policy was issued after December 31, 2019, this rider can be added at any time before the Insured reaches Attained Age 65 and may be cancelled by the Policy Owner’s Written Request. Cancellation will take effect on the Monthly Calculation Date that is on, or next follows, the date we receive the Written Request in Good Order at our Administrative Office.
If your policy was issued on or before December 31, 2019, this rider can no longer be added to your policy.
Supplemental Monthly Term Insurance Rider
The Supplemental Monthly Term Insurance Rider (Term Rider) provides you with the option to purchase monthly term insurance on the life of the Insured. The Term Rider Selected Face Amount supplements the Base Selected Face Amount.
If your policy was issued on or before December 31, 2019, you can no longer add the Term Rider to your policy. If your policy was issued after December 31, 2019, you can add the Term Rider at the time of application or at a later time provided that the policy is In Force and the Term Rider is added before the Insured reaches Attained Age 75.
If you add the Term Rider, your Term Rider Selected Face Amount must be at least $50,000.
Before deciding whether to purchase the Term Rider, it is important to know that when the Term Rider is purchased, the compensation received by the registered representative and his or her firm may be less than when compared to purchasing insurance coverage under the base policy only.
You should consider a number of factors when deciding to purchase coverage under the base policy only or to purchase a portion of the coverage under the Term Rider. There can be some important cost differences.
If you compare a policy with the Term Rider to one that provides the same amount of total coverage without the Term Rider, the policy with the Term Rider will, in most cases, have a lower Target Premium and lower premium load charges (assuming the same premium payments are made on both polices).
The following tables shows the estimated Target Premium and estimated premium load charge for a policy with a $1,000,000 Base Selected Face Amount and a policy with a $500,000 Base Selected Face Amount and $500,000 Term Rider Selected Face Amount. Assuming an annual premium payment of $40,490, the estimated premium load charge is less for the policy that has allocated a portion of the coverage to the Term Rider. This is because the Target Premium is calculated based on the coverage provided under the base policy only and does not take into account coverage provided under the Term Rider.
For Policies Issued After August 31, 2020:
	$1,000,000 Base Selected Face Amount	$500,000 Base Selected Face Amount and $500,000 Term Rider Selected Face Amount
Estimated Target Premium*	$40,490	$20,245
Estimated Premium Load Charge*	$2,652.10	$1,427.27
*	Assumes policy issued to a 45 year-old male non-smoker and is funded with a $40,490 annual premium payment

For Policies Issued After December 31, 2019 Up To and Including August 30, 2020:
	$1,000,000 Base Selected Face Amount	$500,000 Base Selected Face Amount and $500,000 Term Rider Selected Face Amount
Estimated Target Premium*	$40,490	$20,245
Estimated Premium Load Charge*	$2,247.20	$1,589.23
*	Assumes policy issued to a 45 year-old male non-smoker and is funded with a $40,490 annual premium payment
For Policies Issued On or Before December 31, 2019:
The following table shows the estimated Target Premium and estimated premium load charge for a policy with a $1,000,000 Base Selected Face Amount and a policy with a $500,000 Base Selected Face Amount and $500,000 Term Rider Selected Face Amount. Assuming an annual premium payment of $47,580, the estimated premium load charge is less for the policy that has allocated a portion of the coverage to the Term Rider. This is because the Target Premium is calculated based on the coverage provided under the base policy only and does not take into account coverage provided under the Term Rider.
	$1,000,000 Base Selected Face Amount	$500,000 Base Selected Face Amount and $500,000 Term Rider Selected Face Amount
Estimated Target Premium*	$47,580	$23,790
Estimated Premium Load Charge*	$2,640.69	$1,867.52
*	Assumes policy issued to a 45 year-old male non-smoker and is funded with a $47,580 annual premium payment
As shown in the charts above, by allocating at least a portion of the coverage to the Term Rider, you can potentially lower the Target Premium and the premium load charges for your policy. Please see “Appendix B – Examples of Premium Load Charge Blending.” As a result of the lower premium load charges, for a given premium level, the amount of the Net Premium available for allocation among the Separate Account Divisions and/or the GPA will be greater. This will generally result in higher Surrender Values as compared to a policy with the same total coverage amount but without the Term Rider.
A registered representative can answer any questions and provide illustrations demonstrating the impact of purchasing coverage under the Term Rider. When deciding whether to purchase coverage under the Term Rider, or how much coverage to purchase under the Term Rider, you may want to consider requesting additional illustrations to see examples of how allocating various amounts of coverage to the Term Rider may potentially impact the overall performance of the policy (in particular, an illustration including the maximum amount of the Term Rider at ten times the Base Selected Face Amount).
The amount of monthly term insurance In Force under the Term Rider is equal to the Term Rider Selected Face Amount reduced (to not less than zero) by the excess, if any, of the policy Minimum Death Benefit over:
•	For Death Benefit Option 1, the Face Amount;
•	For Death Benefit Option 2, the Face Amount plus the policy’s Account Value; or
•	For Death Benefit Option 3, the greater of: (i) the Face Amount, or (ii) the Face Amount, plus the sum of all premiums paid, less any withdrawals.
We deduct monthly charges for the Term Rider from the Account Value on each Monthly Calculation Date. We assess monthly charges of two types for this rider:
Rider Face Amount Charge
This charge is based on the initial amount of monthly term insurance.
•	For Policies Issued After December 31, 2019: This charge is guaranteed not to exceed $0.025 per $1,000 of Term Face Amount.
•	For Policies Issued On or Before December 31, 2019: This charge is guaranteed not to exceed $0.05 per $1,000 of Term Selected Face Amount.
Term Rider Cost of Insurance Charge
The amount of this charge is equal to the monthly insurance rate multiplied by each $1,000 of monthly term insurance that requires a charge (calculated as described below). Monthly rates may be changed by us from time to time. However, the rates for the Term Rider will never be more than the maximum rates shown in the policy specifications.

•
For Policies Issued After December 31, 2019: These rates are calculated using 125% of the 2017 Commissioners’ Standard Ordinary Mortality Table, male or female (unisex may be required in some states), the non-smoker or smoker table, and age of the Insured on his/her last birthday.

•
For Policies Issued On or Before December 31, 2019: These rates are calculated using the 2001 Commissioners’ Standard Ordinary Mortality Table, male or female (unisex rates may be required in some states), the non-smoker or smoker table, and age of the Insured on his/her last birthday.

We have the right to charge less than the maximum charges shown in the “Rider Charges” tables. This charge may be based on our expectations of future mortality, investment earnings, persistency and expense results, capital and reserve requirements, taxes and future profits. We may set different monthly cost of insurance rates for the Face Amount and the Term Rider Selected Face Amount. For policies issued after August 31, 2020, the current rates for the Term Rider will be equal to or lower than the rates for the base policy in all years. For policies issued on or before August 31, 2020, the current rates for the Term Rider are higher than the rates for coverage under the base policy after the 30th Policy Year.
The amount of monthly term insurance that requires a charge is computed as of the date the charge is due. The amount is determined by calculating the amount of monthly term insurance in the manner described above. We then divide this amount by an amount equal to 1 plus the monthly equivalent of the minimum annual interest rate for the GPA (1%). The result is the amount of monthly term insurance that requires a charge. Please see “Appendix E – Example of Amount of Monthly Term Insurance and Term Cost of Insurance Charge Calculation” for an example of each of these calculations.
You may increase the Term Rider Selected Face Amount by submitting a Written Request in Good Order to us. We will require satisfactory evidence of insurability for your requested increase. The Term Rider Selected Face Amount cannot exceed ten times the Base Face Amount. You may also decrease the Term Rider Selected Face Amount by submitting a Written Request in Good Order to us.
Upon withdrawal of the policy’s Account Value, we may decrease the Term Rider Selected Face Amount in addition to the Base Face Amount to prevent an increase in Insurance Risk. If a decrease is required, the Term Rider Selected Face Amount will be decreased first.
The Term Rider will terminate on the earliest of:
•	the date of termination of the policy; or
•	the end of the Grace Period, if any premium due to cover the monthly charges remains unpaid; or
•	the Monthly Calculation Date on or next following the date we receive a Written Request in Good Order from the Policy Owner to terminate the Term Rider; or
•	the date an Overloan Protection Rider (if applicable) is activated on the policy; or
•	the Paid-up Policy Date; or
•	the date the Insured reaches Attained Age 95; or
•	the death of the Insured.
Cash Surrender Value Enhancement Rider
The Cash Surrender Value Enhancement Rider provides for the payment of an increased Cash Surrender Value when there is a complete surrender of the policy (Enhancement Benefit). The Enhancement Benefit is essentially a partial return of policy charges assessed. In most instances, the Enhancement Benefit will not exceed the sum of all charges assessed on the policy.
The rider can only be added at the time of policy issue.
The Enhancement Benefit, if any, is not available upon a surrender during the Free Look period, nor is it available upon a surrender that qualifies as a Section 1035 exchange. In addition, it is important to note that while a Policy Owner can take a withdrawal or a loan while the rider is In Force, the maximum policy loan amount and maximum withdrawal amount available under the policy are not increased by the Enhancement Benefit.
The duration and amounts of the Enhancement Benefit are set forth in “Appendix D – Factors Used in Calculating the Cash Surrender Value Enhancement Benefit.” Currently, the Enhancement Benefit is available upon full surrender of the policy during the first eleven Policy Years.

The Enhancement Benefit is calculated monthly and is equal to (a) the applicable Enhancement Percentage multiplied by (c) an amount equal to:
•	the sum of all premiums paid; less
•	the sum of all withdrawals; and less
•	any Policy Debt.
The percentages used in the Enhancement Benefit calculation generally decline after the first Policy Year. The Enhancement Benefit decreases to zero at the beginning of the ninth Policy Year. See “Appendix D – Factors Used in Calculating the Cash Surrender Value Enhancement Benefit.”
If the Supplemental Monthly Term Insurance Rider is In Force, the Enhancement Benefit is reduced because of the lower premium load charges associated with the Term Rider. Please see “Appendix D – Factors Used in Calculating the Cash Surrender Value Enhancement Benefit.”
The Enhancement Benefit is paid from our General Investment Account at the time the policy is completely surrendered. As a General Investment Account obligation, the Enhancement Benefit is not part of the Separate Account and is an obligation of MassMutual. This means the Enhancement Benefit, including the Policy Owner’s right to receive payment, is subject to MassMutual’s claims paying ability.
There is a charge for this rider that is applied against each premium payment made in Policy Years one through seven. This charge is equal to (A) plus (B) times the premium payment at that time, where:
(A)
equals the initial Base Selected Face Amount allocation (as a percentage of the initial Total Selected Face Amount) multiplied by the applicable Base Selected Face Amount Percentage Charge shown in the policy specifications pages;

and
(B)
equals the initial Term Rider Selected Face Amount allocation (as a percentage of the initial Total Selected Face Amount) multiplied by the applicable Term Rider Selected Face Amount Percentage Charge shown in the policy specifications pages.

For purposes of this calculation, the Total Selected Face Amount is equal to the sum of the Base Selected Face Amount and the Term Rider Selected Face Amount. Please see “Appendix D – Example of Cash Surrender Value Enhancement Rider Charge Calculation” for an example of the calculation of the Cash Surrender Value Enhancement Rider charge.
The rider will terminate upon the earliest of:
•	the end of the 11th Policy Year;
•	the lapse, exchange or termination of the policy;
•	the absolute assignment of the policy;
•	the death of the Insured; or
•	the receipt of a Written Request in Good Order from the Policy Owner to terminate this rider.
Once terminated, the rider cannot be reinstated.
Accessing the Money in Your Policy
Withdrawals
After the first Policy Year, you can withdraw value from your policy. You must send a Written Request in Good Order on our administrative form to our Administrative Office.
•	Minimum withdrawal amount: $100 (before deducting the withdrawal charge).
•	Maximum withdrawal amount. This amount is equal to:
○	90% of the Account Value; less
○	any outstanding Policy Debt; less
○	an amount equal to (i) the most recent monthly charges multiplied by (ii) one plus the number of Monthly Calculation Dates remaining until the next Policy Anniversary date.

Example:

Your policy has $2,000 of Account Value, $500 of Policy Debt and your most recent monthly charge was $100. Assume there are two Monthly Calculation Dates left until the next Policy Anniversary date. Your maximum withdrawal amount will be $1,000 ((90% x $2,000) - $500 - (3 x $100)).

You must specify in your request the investment options from which you want the withdrawal made and the dollar amount you want withdrawn from each. If you do not specify, the withdrawal will be deducted in proportion to the values in each Separate Account Division and the non-loaned portion of the GPA. The withdrawal amount from each Separate Account Division and the GPA may not exceed the non-loaned Account Value allocated to each as of the date of the withdrawal.
We deduct a withdrawal charge of 2% of the amount you withdraw. This charge will not exceed $25.00. We will reduce your Account Value by the amount of the withdrawal, including the withdrawal charge.
If necessary, we will reduce your Base Selected Face Amount upon Withdrawal to prevent an increase in the Insurance Risk, unless you provide us with satisfactory evidence of insurability.
Withdrawals may have adverse tax consequences. These tax consequences are discussed in the “Federal Income Tax Considerations” section.
Withdrawal requests will be effective on the Valuation Date we receive the Written Request in Good Order at our Administrative Office. Withdrawal requests determined to be in Good Order on a non-Valuation Date or after the end of a Valuation Date will be effective as of the next Valuation Date. We will pay any withdrawal amounts within seven calendar days after we receive all required documents in Good Order at our Administrative Office, unless we are required to suspend or postpone withdrawal payments. Please see “Other Policy Rights and Limitations” in the “Other Information” section.
Surrenders
You may surrender your policy for its Surrender Value at any time while the policy is In Force and the Insured is alive. The Surrender Value is equal to:
•	the Account Value; less
•	any outstanding Policy Debt.
There is no surrender charge.
The surrender will be effective on the Valuation Date we receive all required, fully completed forms in Good Order at our Administrative Office, unless you select a later effective date. If the surrender involves an exchange or transfer of assets to a policy issued by another financial institution or insurance company (not MassMutual or any of its subsidiaries), we also will require a completed absolute assignment form and any state mandated replacement paperwork. If, however, we receive your surrender request in Good Order on a date that is not a Valuation Date or after the end of a Valuation Date, then your surrender will be effective on the next Valuation Date.
We will normally pay any surrender amounts within seven calendar days after we receive all required documents in Good Order at our Administrative Office, unless we are required to suspend or postpone surrender payments. Please see “Other Policy Rights and Limitations” in the “Other Information” section for additional information.
The policy terminates as of the effective date of the surrender and cannot be reinstated. Surrenders may have adverse tax consequences. These tax consequences are discussed in the “Federal Income Tax Considerations” section. It may not be in your best interest to surrender an existing life insurance policy in connection with the purchase of a new life insurance policy.

Loans
You may take a loan from the policy at any time while the Insured is living. We charge interest on policy loans and the interest may be added to the policy loan. We refer to all outstanding loans plus accrued interest as policy debt (Policy Debt).
You may repay all or part of your Policy Debt, but you are not required to do so. We will deduct any outstanding Policy Debt from the proceeds payable at death or the surrender of the policy.
Taking a loan from your policy has several risks:
•	it may increase the risk that your policy will terminate;
•	it will have a permanent effect on your policy’s Surrender Value;
•	it may increase the amount of premium needed to keep the policy In Force;
•	it will reduce the death proceeds if the loan is not repaid prior to death; and
•	it has potential adverse tax consequences.
These tax consequences are discussed in the “Federal Income Tax Considerations” section.
Requesting a Loan
To take a loan, you must send a Written Request in Good Order on our administrative form to our Administrative Office. You must assign the policy to us as collateral for the loan.
Once we have processed the loan request and deducted the proportionate amounts from the Separate Account Divisions and/or the GPA, we consider the loan effective and outstanding. If, after we process the loan request, you decide not to cash the check, you may submit a Written Request in Good Order to our Administrative Office to repay the loan amount. The loan repayment will be effective on the Valuation Date the Written Request is received in Good Order at our Administrative Office. Loan interest begins to accrue as soon as the loan is effective. Therefore, loan interest will accrue even if the loan check is not cashed.
Maximum Loan Amount
The maximum loan amount allowed at any time is equal to:
(1)	100% of your Account Value at the time of the loan; less
(2)	any outstanding Policy Debt; less
(3)	an amount equal to three times the most recent monthly charges.
Payment of Proceeds
Loans will be effective on the Valuation Date we receive your Written Request and all other required documents in Good Order at our Administrative Office. If, however, we receive your Written Request on a date that is not a Valuation Date or after the end of a Valuation Date, then your loan request will be effective on the next Valuation Date.
On the effective date of the loan, we deduct your requested loan amount from the Separate Account Divisions and the GPA in proportion to the non-loaned Account Value of each. We liquidate Accumulation Units in the Separate Account Divisions and transfer the resulting dollar amounts to the GPA. These dollar amounts become part of the loaned portion of the GPA. You may not borrow from the loaned portion of the GPA.
We will normally pay any loan amounts within seven calendar days after we receive all required documents in Good Order at our Administrative Office, unless we are entitled to delay payment of the loan amount pursuant to applicable law. Please see “Other Policy Rights and Limitations” in the “Other Information” section for additional information.
Interest Credited on the Loaned Value
When you take a loan, we transfer an amount equal to the loan to the loaned portion of the GPA. This amount earns interest at a rate equal to the greater of:
•	1%; or
•	the policy loan interest rate less the loan interest rate expense charge.

The current loan interest rate expense charge varies by Policy Year as follows:
•	Policy Years 1 through 10: 1.00%
•	Policy Years 11 and thereafter: 0.0%
This charge will not exceed 3.00%.
Loan Interest Rate
We charge a fixed interest rate of 6% on any loan.
Interest on policy loans accrues daily and becomes part of the Policy Debt. Loan interest will accrue even if the loan check is not cashed. Interest is due on each Policy Anniversary date. If you do not pay the interest when it is due, we will add the interest to the loan, and it will bear interest at the same rate payable on the loan. We treat any interest capitalized on a Policy Anniversary the same as a new loan. We will deduct this capitalized interest from the Separate Account Divisions and the GPA in proportion to the non-loaned Account Value in each.
Effects of a Loan on the Values of the Policy
A policy loan negatively affects policy values because we reduce the death benefit and Surrender Value by the amount of the Policy Debt.
Also, a policy loan, whether or not repaid, has a permanent effect on your policy’s Surrender Value because, as long as a loan is outstanding, a portion of the Account Value equal to the loan is invested in the GPA. This amount does not participate in the investment performance of the Separate Account or receive the current interest rates credited to the non-loaned portion of the GPA. The longer a loan is outstanding, the greater the effect on your Surrender Value will be.
In addition, if you do not repay a loan, your outstanding Policy Debt will reduce the death benefit and Surrender Value that might otherwise be payable.
Whenever you reach your “Policy Debt Limit,” your policy is at risk of terminating. Your Policy Debt Limit is reached when total Policy Debt exceeds the Account Value. If this happens, we will notify you in writing. “Policy Termination” in the “Policy Termination and Reinstatement” sub-section in the “Policy Value” section explains more completely what will happen if your policy is at risk of terminating. Please note that Policy Termination with an outstanding loan also can result in adverse tax consequences. Please see the “Federal Income Tax Considerations” section.
Repayment of Loans
You may repay all or part of any Policy Debt at any time while the Insured is living and while the policy is In Force.
You must clearly identify the payment as a loan repayment or we will consider it a premium payment. We will apply your loan repayments on the Valuation Date they are received in Good Order at our Administrative Office. If, however, we receive your loan repayment in Good Order on a date that is not a Valuation Date or after the end of a Valuation Date, then your loan repayment will be effective on the next Valuation Date.
Loan repayments will be first applied to pay accrued interest until exhausted and any remainder will be applied to reduce the remaining loan amount. When we receive a loan repayment and only a portion is needed to fully repay the loan, we will apply any excess as premium and allocate it according to the current premium allocation instructions after deduction of any applicable charges. Any subsequent loan repayments received after the loan is fully repaid will be refunded to the premium payer.
Upon repayment, we will transfer values equal to the repayment from the loaned portion of the GPA to the non-loaned portion of the GPA and the applicable Separate Account Division(s). We will transfer the repayment in accordance with the Net Premium allocation in effect at the time of repayment. If you do not repay the loan, we deduct the loan amount due from the Surrender Value or death benefit.

Policy Termination and Reinstatement
The policy will terminate upon the occurrence of any of the following events:
•	the Insured dies;
•	the policy has been fully surrendered for its Surrender Value;
•	the Policy Debt Limit is reached; or
•	the Grace Period ends, and we have not received the amount of premium necessary to keep the policy In Force.
The policy will not terminate simply because you do not make Planned Annual Premium payments. In addition, making Planned Annual Premium payments will not guarantee that the policy will remain In Force (for example, if the investment experience of the Funds has been unfavorable, your Surrender Value may decrease even if you make periodic premium payments). If the policy does terminate, you may be permitted to reinstate it.
Policy Termination could have adverse tax consequences for you. If the policy is reinstated, any adverse tax consequences that resulted due to the Policy Termination cannot be reversed. To avoid Policy Termination and potential tax consequences in these situations, you may need to make substantial premium payments or loan repayments to keep your policy In Force. For more information on the effect of Policy Termination, please see the “Federal Income Tax Considerations” section.
Policy Termination
We will not terminate your policy for failure to pay premiums. However, if on a Monthly Calculation Date, the Surrender Value is insufficient to cover the total monthly charges, your policy will then enter a Grace Period.
Grace Period
Before your policy terminates, we allow a Grace Period during which you must pay the amount of premium needed to avoid Policy Termination. We will mail to you and any assignee a notice informing you and any assignee of the start of the Grace Period and the amount of premium needed to avoid termination of the policy.
The Grace Period begins on the date the monthly charges are due. It ends on the later of:
•	61 calendar days after the date the Grace Period begins, or
•	31 calendar days after the date we mail you and any assignee shown in our records written notice at their last known address.
For policies issued in the District of Columbia, the Grace Period ends 61 calendar days after the date we mail you and any assignee shown in our records written notice at their last known address.
During the Grace Period, the policy will stay In Force; however, policy transactions cannot be processed. If the Insured dies during this period and the necessary premium has not been paid, we will pay the death benefit proceeds, reduced by the amount of the unpaid premium.
If we do not receive the required payment by the end of the Grace Period, the policy will terminate without value.
Reinstating Your Policy
For a period of three years (or longer if required by state law) after termination of the policy, you may be able to reinstate the policy during the Insured’s lifetime. We will not reinstate the policy if it has been surrendered for its Surrender Value.
Before we reinstate the policy, we must receive:
•	A completed application to reinstate on our administrative form;
•	A premium payment that will produce an Account Value equal to three times the total monthly charges for the policy on the Monthly Calculation Date on or next following the date of reinstatement;
•	Evidence of insurability satisfactory to us; and
•	If applicable, a signed acknowledgement that the policy will become a MEC.

Policy After You Reinstate
If you reinstate your policy, your Base Selected Face Amount will be the same as if the policy had not terminated. The policy will be reinstated on the Valuation Date that is on or next follows the later of (i) the date we approve your application; and (ii) the date we receive the premium required to reinstate the policy. We will assess monthly charges due to us upon reinstatement of the policy as of the reinstatement date. Your Account Value at reinstatement will be the premium paid at the time, reduced by any applicable premium load charges and any monthly charges then due. We do not reinstate Policy Debt.
If you reinstate your policy, it may become a MEC under current federal law. Please consult your tax adviser. More information on MECs is included in the “Federal Income Tax Considerations” section.
Reinstatement will not reverse any adverse tax consequences caused by Policy Termination unless reinstatement occurs within 90 calendar days of the end of the Grace Period. In no situation, however, can adverse tax consequences resulting from lapse with Policy Debt be reversed.
Federal Income Tax Considerations
The information in this prospectus is general and is not an exhaustive discussion of all tax questions that might arise under the policy. The information is not written or intended as tax or legal advice. You are encouraged to seek legal and tax advice from a qualified tax adviser. In addition, we do not profess to know the likelihood that current federal income tax laws and Treasury Regulations or the current interpretations of the Internal Revenue Code of 1986, as amended (IRC), Regulations, and other guidance will continue. We cannot make any guarantee regarding the future tax treatment of any policy. We reserve the right to make changes in the policy to ensure that it continues to qualify as life insurance for tax purposes.
No attempt is made in this prospectus to consider any applicable state or other tax laws.
Policy Proceeds and Loans
We believe the policy meets the IRC definition of life insurance. Therefore, the death benefit under the policy generally is excludible from the beneficiary’s gross income under federal tax law. If you sell the policy or there is a transfer for value under IRC Section 101(a)(2), all or a portion of the death benefit under the policy may become taxable unless an exception applies.
As a life insurance policy under the IRC, the gain accumulated in the policy is not taxed until it is withdrawn or otherwise accessed. Any gain withdrawn from the policy is taxed as ordinary income.
From time to time, the Company may be entitled to certain tax benefits related to the investment of Company assets, including those comprising the policy value. These tax benefits, which may include foreign tax credits and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
The following information applies only to a policy that is not a MEC under federal tax law. Please see “Modified Endowment Contracts” later in this section for information about MECs.
As a general rule, withdrawals are taxable only to the extent that the amounts received exceed your cost basis (also referred to as investment in the contract) in the policy. Cost basis equals the sum of the premiums and other consideration paid for the policy less any prior withdrawals under the policy that were not subject to income taxation. For example, if your cost basis in the policy is $10,000, amounts received under the policy will not be taxable as income until they exceed $10,000 in the aggregate; then, only the excess over $10,000 is taxable.
However, special rules apply to certain withdrawals associated with a decrease in the policy death benefit. The IRC provides that if:
•	there is a reduction of benefits during the first 15 years after a policy is issued; and
•	there is a cash distribution associated with the reduction,
you may be taxed on all or a part of the amount distributed. After 15 years, cash distributions are not subject to federal income tax, except to the extent they exceed your cost basis.
If you surrender the policy for its net Surrender Value, all or a portion of the distribution may be taxable as ordinary income. The distribution represents income to the extent the value received exceeds your cost basis in the policy. For this calculation, the value received is equal to the Account Value, reduced by any surrender charges, but not reduced by any outstanding Policy Debt. Therefore, if there is a loan on the policy when the policy is surrendered, the loan will reduce the cash actually paid to you but will not reduce the amount you must include in your taxable income as a result of the surrender.

To illustrate how Policy Termination with an outstanding loan can result in adverse tax consequences as described above, suppose that your premiums paid (that is, your cost basis) in the policy is $10,000, your Account Value is $15,000, you have no surrender charges, and you have received no other distributions and taken no withdrawals under the policy. If, in this example, you have an outstanding Policy Debt of $14,000, you would receive a payment equal to the net Surrender Value of only $1,000; but you still would have taxable income at the time of surrender equal to $5,000 ($15,000 Account Value minus $10,000 cost basis).
The potential that Policy Debt will cause taxable income from Policy Termination to exceed the payment received at termination also may occur if the policy terminates without value. Factors that may contribute to these potential situations include:
•	amount of outstanding Policy Debt at or near the maximum loan value;
•	unfavorable investment results affecting your policy Account Value;
•	increasing monthly policy charge rates due to increasing Attained Ages of the Insureds;
•	high or increasing amount of Insurance Risk, depending on death benefit option and changing Account Value; and
•	increasing policy loan rates if the adjustable policy loan rate is in effect.
One example occurs when the Policy Debt Limit is reached. If, using the previous example, the Account Value were to decrease to $14,000 due to unfavorable investment results, and the policy were to terminate because the Policy Debt Limit is reached, the policy would terminate without any cash paid to you; but your taxable income from the policy at that time would be $4,000 ($14,000 Account Value minus $10,000 cost basis). The policy also may terminate without value if unpaid policy loan interest increases the outstanding Policy Debt to reach the Policy Debt Limit.
To avoid Policy Terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy In Force.
You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your registered representative and your tax adviser at least annually, and take appropriate preventative action.
We believe that, under current tax law, any loan taken under the policy will be treated as Policy Debt of the Policy Owner. If your policy is not a MEC, the loan will not be considered income to you when received.
Interest on policy loans used for personal purposes generally is not tax-deductible. However, you may be able to deduct this interest if the loan proceeds are used for “trade or business” or “investment” purposes, provided that you meet certain narrow criteria.
If the Policy Owner is a corporation or other business, additional restrictions may apply. For example, there are limits on interest deductions available for loans against a business-owned policy. In addition, the IRC restricts the ability of a business to deduct interest on debt totally unrelated to any life insurance, if the business holds a cash value policy on the life of certain insureds.
Investor Control and Diversification
There are a number of tax benefits associated with variable life insurance policies. Gains on the Net Investment Experience of the Separate Account are deferred until withdrawn or otherwise accessed, and gains on transfers among Separate Account Divisions also are deferred. For these benefits to continue, the policy must continue to qualify as life insurance. In addition to other requirements, federal tax law dictates that the insurer, and not the Policy Owner, has control of the investments underlying the various Separate Account Divisions for the policy to qualify as life insurance.
You may make transfers among Separate Account Divisions, but you may not direct the investments each Separate Account Division makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance and you would be taxed on the gain in the policy as it is earned rather than when it is withdrawn or otherwise accessed.
The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a Policy Owner can have too much investor control if the variable life policy offers a large number of investment divisions in which to invest Account Values. We do not know if the IRS will provide any further guidance on the issue. We do not know if any such guidance would apply retroactively to policies already In Force.
Consequently, we reserve the right to further limit Net Premium allocations and transfers under the policy, so that it will not lose its qualification as life insurance due to investor control.

In addition, the IRC requires that the investments of the Separate Account Divisions be “adequately diversified” in order for a policy to be treated as a life insurance contract for federal income tax purposes. It is intended that the Separate Account Divisions, through their underlying investment Funds, will satisfy these diversification requirements.
Modified Endowment Contracts
If a policy is a Modified Endowment Contract (MEC) under federal tax law, loans, withdrawals, and other amounts distributed under the policy are taxable to the extent of any income accumulated in the policy. The policy income is the excess of the Account Value (both loaned and non-loaned) over your cost basis. For example, if your cost basis in the policy is $10,000 and the Account Value is $15,000, then all distributions up to $5,000 (the accumulated policy income) are immediately taxable as income when withdrawn or otherwise accessed. The collateral assignment of a MEC is also treated as a taxable distribution. Death benefits paid under a MEC, however, are not taxed any differently than death benefits payable under other life insurance contracts.
If any amount is taxable as a distribution of income under a MEC, it may also be subject to a 10% penalty tax. There are a few exceptions to the additional penalty tax for distributions to individual Policy Owners. The penalty tax will not apply to distributions:
•	made on or after the date the taxpayer attains age 59½; or
•	made because the taxpayer became disabled; or
•
made as part of a series of substantially equal periodic payments paid for the life or life expectancy of the taxpayer, or the joint lives or joint life expectancies of the taxpayer and the taxpayer’s beneficiary. These payments must be made at least annually.

A policy is a MEC if it satisfies the IRC definition of life insurance but fails the “7-pay test.” A policy fails this test if:
(1)	the accumulated amount paid under the policy at any time during the first seven contract years exceeds
(2)	the total premiums that would have been payable at that time for a policy providing the same benefits guaranteed after the payment of seven level annual premiums.
A life insurance policy will always be treated as a MEC if it is issued as part of an IRC section 1035 tax-free exchange from a life insurance policy that was already a MEC.
If certain changes are made to a policy, we will retest it to determine if it has become a MEC. For example, if you reduce the death benefit during a 7-pay testing period, we will retest the policy using the lower death benefit amount, from the start of that testing period. If the reduction in death benefit causes the policy to fail the 7-pay test for any prior Policy Year, the policy will be treated as a MEC beginning in the Policy Year in which the reduction takes place.
Any reduction in benefits attributable to the non-payment of premiums will not be taken into account if the benefits are reinstated within 90 days after the reduction in such benefit.
We will retest whenever there is a “material change” to the policy while it is In Force. If there is a material change, a new 7-pay test period begins at that time. The term “material change” includes certain increases in death benefits.
Since the policy provides for flexible premium payments, we have procedures for determining whether increases in death benefits or additional premium payments cause the start of a new seven-year test period or cause the policy to become a MEC.
Once a policy fails the 7-pay test, loans and distributions taken in the year of failure and in future years are taxable as distributions from a MEC to the extent of gain in the policy. In addition, the IRS has authority to apply the MEC taxation rules to loans and other distributions received in anticipation of the policy failing the 7-pay test. The IRC authorizes the issuance of regulations providing that a loan or distribution, if taken within two years prior to the policy’s becoming a MEC, shall be treated as received in anticipation of failing the 7-pay test. However, such written authority has not yet been issued.
Under current circumstances, a loan, collateral assignment, or other distribution under a MEC may be taxable even though it exceeds the amount of gain accumulated in that particular policy. For purposes of determining the amount of taxable income received from a MEC, the law considers the total of all gain in all the MECs issued within the same calendar year to the same Policy Owner by an insurer and its affiliates. Loans, collateral assignments, and distributions from any one MEC are taxable to the extent of this total gain.

Other Tax Considerations
A change of the Policy Owner or an Insured, or an exchange or assignment of the policy, may cause the Policy Owner to recognize taxable income.
The impact of federal income taxes on values under the policy and on the benefit to you or your beneficiary depends on MassMutual’s tax status and on the tax status of the individual concerned. We currently do not make any charge against the Separate Account for federal income taxes. We may make such a charge eventually in order to recover the future federal income tax liability to the Separate Account.
Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.
Federal estate and gift taxes, state and local estate taxes, and other taxes depend on the circumstances of each Policy Owner or beneficiary.
Qualified Plans
The policy may be used as part of certain tax-qualified and/or ERISA employee benefit plans. Since the rules concerning the use of a policy with such plans are complex, you should not use the policy in this way until you have consulted a competent tax adviser. You may not use the policy as part of an Individual Retirement Account (IRA) or as part of a Tax-Sheltered Annuity (TSA) or an IRC Section 403(b) custodial account.
Employer-Owned Policies
The IRC contains certain notice and consent requirements for “employer-owned life insurance” policies. The IRC defines “employer-owned life insurance” as a life insurance contract:
•	that is owned by a person or entity engaged in a trade or business (including policies owned by related or commonly controlled parties);
•	insuring the life of a U.S. citizen or resident who is an employee on the date the contract is issued; and
•	under which the policyholder is directly or indirectly a beneficiary.
The tax-free death benefit for employer-owned life insurance is limited to the amount of premiums paid unless certain notice and consent requirements are met. The notice requirements are met if, before the contract is issued, the employee is notified in writing of the following:
(1)	the employer intends to insure the employee’s life;
(2)	the maximum Base Selected Face Amount for which the employee could be insured at the time the contract was issued; and
(3)	the employer will be the beneficiary of any proceeds payable on the death of the employee.
Prior to issuance of the contract, the employee must provide written consent to being insured under the contract and to continuation of the coverage after employment terminates.
The law also imposes annual reporting and record keeping requirements for businesses owning employer-owned life insurance policies. The employer must maintain records of the employer’s notice and the employee’s consent, and must file certain annual reports with the IRS.
Provided that the notice and consent requirements are satisfied, the death proceeds of an employer-owned life insurance policy will generally be income tax-free in the following situations:
(1)	At the time the contract is issued, the insured employee is a director, highly compensated employee, or highly compensated individual within the meaning of IRC Section 101(j)(2)(A)(ii);
(2)	The Insured was an employee at any time during the 12-month period before his or her death;
(3)
The proceeds are paid to a member of the Insured’s family, an individual who is the designated beneficiary of the Insured under the contract, a trust established for the benefit of any such member of the family or designated beneficiary, or the Insured’s estate; or

(4)	The proceeds are used to purchase an equity interest in the employer from any of the persons described in (3).

Death proceeds that do not fall within one of the enumerated exceptions will be subject to ordinary income tax (even if the notice and consent requirements were met), and MassMutual will report payment of taxable proceeds to the IRS, where applicable.
Business Uses of Policy
Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. The Internal Revenue Service and Treasury have issued guidance that may substantially affect these arrangements. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.
Tax Shelter Regulations
Prospective Policy Owners that are corporations should consult a tax adviser about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.
Generation Skipping Transfer Tax Withholding
Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the IRC may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Withholding
To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Life Insurance Purchases by Residents of Puerto Rico
Income received by residents of Puerto Rico under life insurance policies issued by a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Non-Resident Aliens and Foreign Entities
Generally, a distribution from a contract to a non-resident alien or foreign entity is subject to federal income tax withholding at a rate of 30% of the amount of the income that is distributed. A non-resident alien is a person who is neither a citizen, nor a resident, of the United States of America (U.S.). We are required to withhold the tax and send it to the IRS. Some distributions to non-resident aliens or foreign entities may be subject to a lower (or no) tax if a treaty applies.
In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on Form W-8BEN (or the equivalent entity form), providing us with:
•	proof of residency (in accordance with IRS requirements); and
•	the applicable taxpayer identification number.
If the above conditions are not met, we will withhold 30% of the income from the distribution. Additionally, under the Foreign Account Tax Compliance Act, effective July 1, 2014, U.S. withholding may be required for certain entity owners (including foreign financial institutions and non-financial foreign entities (such as corporations, partnerships and trusts)) at a rate of 30% without regard to lower treaty rates.
Sales to Third Parties
If you sell your policy to a viatical settlement provider, and the Insured is considered terminally or chronically ill within the meaning of IRC Section 101(g), the proceeds of the sale will be treated as death benefit proceeds, and will generally be received by you income tax-free.
However, the sale of your policy to an unrelated investor in a sale that does not qualify as a viatical settlement may have adverse tax consequences. IRS guidance issued in 2009 provides that the gain from such a sale is taxed as ordinary income to the extent that you would have realized ordinary income if you had instead surrendered your policy. Any amount you receive in excess of that amount is taxed as capital gain income. Under the Tax Cuts and Jobs Act of 2017, these sales may qualify as reportable sales and require the purchaser and the contract issuer to report the sale to the seller and the IRS. Previously the IRS had taken the position that your cost basis in the policy for computing the gain on the sale must be decreased by the cumulative cost of insurance charge incurred prior to the sale. The Tax Cuts and Jobs Act of 2017 provides that for reportable sales that take place after August 25, 2009, no reduction in the cost basis for the cost of insurance incurred is required.
Medicare Hospital Insurance Tax
A Medicare Hospital Insurance Tax (known as the “Unearned Income Medicare Contribution”) applies to all or part of a taxpayer’s “net investment income,” at a rate of 3.8%, when certain income thresholds are met. “Net investment income” is defined to include, among other things, non-qualified annuities and net gain attributable to the disposition of property.
Under final regulations, this definition includes the taxable portion of any annuitized payment from a life insurance contract and it may also include the gain from the sale of a life insurance contract. Under current guidance we are required to report to the IRS whether a distribution is potentially subject to the tax. You should consult a tax adviser as to the potential impact of the Medicare Hospital Insurance Tax on your policy.
Other Information
Other Policy Rights and Limitations
Right to Substitute Insured
You may transfer the policy to the life of a substitute Insured subject to certain restrictions. You must request this transfer in writing. The substitution of an Insured may affect the Account Value. Future charges against the policy will be based on the life of the substitute Insured.
The effective date of the transfer is the Policy Anniversary date which is on, or next follows, the later of:
•	the date we approve the application for transfer; and
•	the date any required cost to transfer is paid.
The costs to transfer are:
•	an administrative fee of $75, plus
•	any premium necessary to effect the transfer, plus
•	any excess Policy Debt you have not repaid prior to transfer.
Excess Policy Debt is the amount by which Policy Debt exceeds the maximum loan available after transfer. You must pay any such excess on or before the transfer date.
The incontestability and suicide exclusion periods, as they apply to the substitute Insured, run from the transfer date. Any assignments will continue to apply.
The IRS has ruled that a substitution of Insureds is an exchange of contracts which does not qualify for the tax deferral available under IRS Code Section 1035. Therefore, you must include in current gross income all the previously unrecognized gain in the policy upon a substitution of Insureds.
Right to Assign the Policy
Generally, you may assign the policy as collateral for a loan or other obligation. In certain states, you cannot assign the policy without our approval. We will refuse or accept any request to assign the policy on a non-discriminatory basis. Please refer to your policy. For any assignment we allow to be binding on us, we must receive, in Good Order, written notice of the assignment and a signed copy of it at our Administrative Office. We are not responsible for the validity of any assignment. If you assign your policy, certain of your rights may only be exercised with the consent of the assignee of record.

Possible Restrictions on Financial Transactions
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment or block a Policy Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, loans, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.
Delay of Payment of Proceeds from the GPA
We may delay payment of any surrenders, withdrawals, and loan proceeds that are based on the GPA for up to six months from the date the request is received at our Administrative Office.
If we delay payment of a surrender or withdrawal for 30 days or more, we add interest to the date of payment at the same rate used for interest on death proceeds.
Delay of Payment of Proceeds from the Separate Account
We may suspend or postpone transfers from the Separate Account Divisions, or delay payment of any surrenders, withdrawals, loan proceeds and death benefits from the Separate Account during any period when:
•	it is not reasonably practicable to determine the amount because the NYSE closed (other than customary weekend and holiday closings);
•	trading is restricted by the SEC;
•	an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or we cannot reasonably value the shares of the Funds; or
•	the SEC, by order, permits us to delay payment in order to protect our Policy Owners.
If, pursuant to SEC rules, a money market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from a money market division until the Fund is liquidated.
Distribution
The policies are sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (MML Distributors), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with the Company, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the policies sold by its registered representatives, and MML Distributors serves as principal underwriter of the policies sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.
Both MMLIS and MML Distributors are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA). MMLIS and MML Distributors receive compensation for their actions as principal underwriters of the policies.
Commissions
Commissions are paid to MMLIS and all broker-dealers who sell the policy. Commissions for sales of the policies by MMLIS registered representatives are paid by MassMutual on behalf of MMLIS to its registered representatives. Commissions for sales of the policies by registered representatives of other broker-dealers are paid by MassMutual on behalf of MML Distributors to those broker dealers.
Commissions are a percentage of premiums paid under the policies. Commissions will not exceed 30% of premiums.
Service Fees
We may enter into agreements with service entities, which may be affiliates of broker-dealers, under which those service entities may receive service fees and/or additional compensation. These payments will not exceed 0.10% of the policy’s average annual Account Value.

Additional Compensation Paid to MMLIS
Most MMLIS registered representatives are also MassMutual insurance agents, and as such, are eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (policy retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips and also includes contributions to certain individual plans such as pension and medical plans. Sales of this policy may help these registered representatives and their supervisors qualify for such benefits. MMLIS registered representatives who are also General Agents or sales managers of MassMutual also may receive overrides, allowances and other compensation that is based on sales of the policy by their registered representatives.
Additional Payments to Certain Broker-Dealers
In addition to the commissions described above, we may make cash payments to certain broker-dealers to attend sales conferences and educational seminars, thereby promoting awareness of our products. The broker-dealers may use these payments for any reason, including helping offset the costs of the conference or educational seminar. We may also make cash payments to broker-dealers pursuant to marketing service agreements. These marketing service arrangements vary depending on a number of factors, including the specific level of support being provided. These payments are not made in connection with the sale of specific policies. These additional payments are not offered to all broker-dealers and the terms of these arrangements may differ. Any such payments will be paid by MML Distributors or us out of our or MML Distributors’ assets and will not result in any additional direct charge to you. Such payments may give us greater access to the registered representatives of the broker-dealers that receive such payments and may influence the way that a broker-dealer markets the policy.
Compensation in General
The compensation arrangements described in the paragraphs above may provide a registered representative with an incentive to sell this policy over other available policies whose issuers do not provide such compensation or which provide lower levels of compensation. You may want to take these compensation arrangements into account when evaluating any recommendations regarding this policy.
We intend to recoup a portion of the cash and non-cash compensation payments that we make through the assessment of certain charges described in this prospectus. We may also use some of the 12b-1 distribution fee payments (if applicable) and other payments that we receive from certain Funds to help us make these cash and non-cash payments.
Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer, depending on the agreement between the representative and their firm. MassMutual is not involved in determining compensation paid to a registered representative of an unaffiliated broker-dealer. You may contact, as applicable, MMLIS, your broker-dealer or registered representative to find out more information about the compensation they may receive in connection with your purchase of a policy.
Computer System, Cybersecurity, and Service Disruption Risks
The Company and its business partners rely on computer systems to conduct business, including customer service, marketing and sales activities, customer relationship management and producing financial statements. While the Company and its business partners have policies, procedures, automation and backup plans designed to prevent or limit the effect of failures, our respective computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, pandemics, or other events beyond our control. The failure of our or our business partners’ computer systems for any reason could disrupt operations, result in the loss of customer business and adversely impact profitability.
The Company and its business partners retain confidential information on our respective computer systems, including customer information and proprietary business information. Any compromise of the security of our or our business partners' computer systems that results in the disclosure of personally identifiable customer information could damage our reputation, expose us to litigation, increase regulatory scrutiny and require us to incur significant technical, legal, and other expenses. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments).
Geopolitical and other events, including natural disasters, war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events, and widespread disease, including pandemics (such as COVID-19) and epidemics, have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Company. These events may adversely affect computer and other systems on which the Company relies, interfere with the processing of contract-related transactions (including the processing of orders from Policy Owners and orders with the Funds) and the Company’s ability to administer this contract in a timely manner, or have other possible negative effects. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying the contract to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting the contract due to these geopolitical and other events. If we are unable to receive U.S. mail or fax transmissions due to a closure of U.S. mail delivery by the government or due to the need to protect the health of our employees, you may still be able to submit transaction requests to the Company electronically or over the telephone. Our inability to receive U.S. mail or fax transmissions may cause delays in the pricing and processing of transaction requests submitted to us by U.S. mail or by fax during that time period.
Legal Proceedings
The Company is subject to legal and regulatory actions, including class action lawsuits, in the ordinary course of its business. Our pending legal and regulatory actions include proceedings specific to us, as well as proceedings generally applicable to business practices in the industry in which we operate. From time to time, we also are subject to governmental and administrative proceedings and regulatory inquiries, examinations, and investigations in the ordinary course of our business. In addition, we, along with other industry participants, may occasionally be subject to investigations, examinations, and inquiries (in some cases industry-wide) concerning issues upon which regulators have decided to focus. Some of these proceedings involve requests for substantial and/or unspecified amounts, including compensatory or punitive damages.
While it is not possible to predict with certainty the ultimate outcome of any pending litigation proceedings or regulatory action, management believes, based on information currently known to it, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect upon the Separate Account, the ability of the principal underwriter(s) to perform in accordance with its contracts with the Company on behalf of the Separate Account, or the ability of the Company to meet its obligations under the policy.
For more information regarding the Company’s litigation and other legal proceedings, please see the notes to the Company’s financial statements contained within the SAI.
Unclaimed Property
Every state has some form of unclaimed property law that imposes varying legal and practical obligations on insurers and, indirectly, on Policy Owners, Insureds, Beneficiaries, and any other payees of proceeds from a policy. Unclaimed property laws generally provide for the transfer of benefits or payments under various circumstances to the abandoned property division or unclaimed property office in the state of last residence. This process is known as escheatment. To help avoid escheatment, keep your own information, as well as Beneficiary and any other payee information up-to-date, including: full names, postal and electronic media addresses, telephone numbers, dates of birth, and social security numbers. To update this information, contact our Administrative Office.
Financial Statements
We encourage both existing and prospective Policy Owners to read and understand our financial statements and those of the Separate Account. Our audited statutory financial statements and the Separate Account’s audited U.S. GAAP financial statements are included in the SAI. You can request an SAI by contacting our Administrative Office.

Appendix A
Funds Available Under the Policy
The following is a list of Funds available under the policy. The list of Funds is subject to change, as discussed in the prospectus for the policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.MassMutual.com/Electrum. You can also request this information at no cost by calling (800) 665-2654 or sending an email request to BOLICOLIService@MassMutual.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Asset Allocation	Fidelity® VIP Freedom 2020 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.60%	9.47%	10.58%	9.15%
Asset Allocation	Fidelity® VIP Freedom 2025 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.63%	10.71%	11.42%	10.14%
Asset Allocation	Fidelity® VIP Freedom 2030 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.67%	12.24%	12.65%	10.98%
Asset Allocation	Fidelity® VIP Freedom 2035 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.72%	15.32%	14.15%	12.14%
Asset Allocation	Fidelity® VIP Freedom 2040 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.75%	17.68%	14.88%	12.56%
Asset Allocation	Fidelity® VIP Freedom 2045 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.75%	17.69%	14.88%	12.66%
Asset Allocation	Fidelity® VIP Freedom 2050 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.75%	17.73%	14.88%	12.73%
Asset Allocation	Fidelity® VIP Freedom 2055 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.75%	17.72%	—	—
Asset Allocation	Fidelity® VIP Freedom 2060 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.75%	17.62%	—	—
Asset Allocation	Fidelity® VIP Freedom Income PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.45%	3.17%	6.23%	5.03%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Asset Allocation	MML Aggressive Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.95%	16.65%	12.33%	11.62%
Asset Allocation	MML American Funds Core Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.01%(2)	12.85%	10.18%	9.59%
Asset Allocation	MML Balanced Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.81%	9.98%	8.69%	8.08%
Asset Allocation	MML Conservative Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.79%	8.60%	7.79%	7.17%
Asset Allocation	MML Growth Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.89%	14.33%	11.05%	10.35%
Asset Allocation	MML Moderate Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.83%	11.99%	9.48%	8.91%
Money Market	MML U.S. Government Money Market Fund (Initial Class)(3) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.52%	0.00%	0.72%	0.37%
Fixed Income	American Century VP Inflation Protection Fund (Class II) Adviser: American Century Investment Management, Inc. Sub-Adviser: N/A	0.71%	6.27%	5.02%	2.82%
Fixed Income	BlackRock High Yield V.I. Fund (Class I) Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.57%(2)	5.33%	6.37%	6.76%
Fixed Income	BlackRock Total Return V.I. Fund (Class I) Adviser: BlackRock Advisors, LLC Sub-Advisers: BlackRock International Limited and BlackRock (Singapore) Limited	0.47%(2)	−1.43%	3.92%	3.61%
Fixed Income	Eaton Vance VT Floating-Rate Income Fund (ADV Class) Adviser: Eaton Vance Management Sub-Adviser: N/A	0.93%	3.76%	3.43%	3.72%
Fixed Income	Fidelity® VIP Bond Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited	0.39%	–2.24%	—	—
Fixed Income	Franklin Strategic Income VIP Fund (Class 2) Adviser: Franklin Mutual Advisers, LLC Sub-Adviser: N/A	1.03%(2)	2.11%	3.15%	3.70%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Fixed Income	Goldman Sachs Core Fixed Income Fund (Service) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.67%(2)	–2.23%	3.58%	3.16%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.87%(2)	–3.41%	2.37%	3.16%
Fixed Income	MFS® Government Securities Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.58%(2)	–1.89%	2.69%	1.96%
Fixed Income	MML Dynamic Bond Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Advisers: Western Asset Management Company, LLC and Western Asset Management Limited	0.57%(2)	–0.01%	3.34%	—
Fixed Income	MML High Yield Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.85%(2)	8.12%	6.02%	7.27%
Fixed Income	MML Inflation-Protected and Income Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.60%(2)	6.40%	5.46%	3.16%
Fixed Income	MML Managed Bond Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.42%	0.81%	4.45%	3.45%
Fixed Income	MML Short-Duration Bond Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.55%	2.01%	2.41%	2.11%
Fixed Income	MML Total Return Bond Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC	0.61%	–1.19%	3.79%	3.34%
Fixed Income	PIMCO Emerging Markets Bond Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.12%	–2.67%	4.45%	4.31%
Fixed Income	PIMCO Global Bond Opportunities Portfolio (Unhedged) (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.92%	–4.16%	3.11%	1.54%
Fixed Income	PIMCO High Yield Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.77%	3.63%	5.47%	6.07%
Fixed Income	PIMCO Long-Term U.S. Government Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.66%	–4.78%	6.15%	4.20%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Fixed Income	PIMCO Real Return Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.67%	5.61%	5.34%	3.06%
Fixed Income	PIMCO Total Return Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.65%	–1.27%	3.94%	3.44%
Fixed Income	T. Rowe Price Limited-Term Bond Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: N/A	0.50%(2)	0.13%	2.27%	1.62%
Fixed Income	Templeton Global Bond VIP Fund (Class 1) Adviser: Franklin Advisers, Inc. Sub-Adviser: N/A	0.51%(2)	–4.62%	–0.68%	1.39%
Balanced	MML Blend Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.49%	15.02%	11.68%	11.09%
Large Cap Value	BlackRock Basic Value V.I. Fund (Class I) Adviser: BlackRock Advisors, LLC Sub-Adviser: N/A	0.72%(2)	21.68%	9.24%	11.59%
Large Cap Value	Invesco V.I. Comstock Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.74%	33.36%	11.39%	12.86%
Large Cap Value	MFS® Value Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.70%(2)	25.45%	12.25%	13.42%
Large Cap Value	MML Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Brandywine Global Investment Management, LLC	0.43%	30.26%	11.99%	12.70%
Large Cap Value	MML Equity Income Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.78%	25.58%	11.15%	11.88%
Large Cap Value	MML Fundamental Value Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Boston Partners Global Investors, Inc.	0.81%(2)	30.02%	11.09%	12.16%
Large Cap Value	MML Income & Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.69%	26.27%	10.92%	11.52%
Large Cap Blend	Fidelity® VIP Contrafund® Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited	0.60%	27.83%	20.17%	16.64%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Blend	Fidelity® VIP Index 500 Portfolio (Service Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.20%	28.45%	18.23%	16.32%
Large Cap Blend	Fidelity® VIP Total Market Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.37%	25.38%	—	—
Large Cap Blend	Invesco V.I. Diversified Dividend Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.68%	18.89%	8.37%	11.89%
Large Cap Blend	Invesco V.I. Main Street Fund® (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.79%(2)	27.57%	15.63%	15.06%
Large Cap Blend	JPMorgan Insurance Trust U.S. Equity Portfolio (Class 1) Adviser: J.P. Morgan Investment Management Inc. Sub-Adviser: N/A	0.74%	29.34%	19.63%	17.47%
Large Cap Blend	MFS® Blended Research® Core Equity Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.44%	29.53%	16.54%	15.37%
Large Cap Blend	MML Equity Index Fund (Service Class I)(4) Adviser: MML Investment Advisers, LLC Sub-Adviser: Northern Trust Investments, Inc.	0.67%	27.86%	17.70%	15.78%
Large Cap Blend	MML Focused Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	0.87%	22.25%	17.23%	—
Large Cap Blend	MML Fundamental Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.81%	27.67%	21.40%	17.06%
Large Cap Blend	MML Sustainable Equity Fund (Initial Class)(5) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.56%	27.14%	17.66%	15.81%
Large Cap Growth	Fidelity® VIP Growth Portfolio (Service Class) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited	0.71%	23.08%	26.16%	19.58%
Large Cap Growth	Invesco V.I. American Franchise Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.86%	11.93%	21.74%	17.37%
Large Cap Growth	MFS® Growth Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.71%	23.53%	24.87%	19.33%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Growth	MML American Funds Growth Fund (Service Class I)(6)(7) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.03%	21.54%	24.92%	19.21%
Large Cap Growth	MML Blue Chip Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.76%	16.34%	23.02%	19.14%
Large Cap Growth	MML Large Cap Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.70%	18.41%	21.86%	16.90%
Small/Mid-Cap Value	Delaware VIP® Small Cap Value Series (Service Class) Adviser: Delaware Management Company Sub-Advisers: Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited	1.05%	34.01%	9.22%	11.78%
Small/Mid-Cap Value	Franklin Small Cap Value VIP Fund (Class 2) Adviser: Franklin Mutual Advisers, LLC Sub-Adviser: N/A	0.91%	25.37%	9.94%	12.13%
Small/Mid-Cap Value	Goldman Sachs Mid Cap Value Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.84%(2)	30.95%	13.18%	13.09%
Small/Mid-Cap Value	MFS® Mid Cap Value Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.79%	30.99%	12.42%	13.59%
Small/Mid-Cap Value	MML Mid Cap Value Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.88%	23.31%	9.50%	13.00%
Small/Mid-Cap Value	MML Small Company Value Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.90%	25.47%	10.83%	12.32%
Small/Mid-Cap Value	MML Small/Mid-Cap Value Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	0.81%	35.94%	10.55%	13.39%
Small/Mid-Cap Blend	BlackRock Small Cap Index V.I. Fund (Class III) Adviser: BlackRock Advisors, LLC Sub-Adviser: N/A	0.40%(2)	14.23%	11.56%	12.63%
Small/Mid-Cap Blend	BNY Mellon MidCap Stock Portfolio (Service Shares) Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: N/A	1.05%	25.56%	9.50%	12.25%
Small/Mid-Cap Blend	Fidelity® VIP Extended Market Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.38%	20.93%	—	—
Small/Mid-Cap Blend	Goldman Sachs Small Cap Equity Insights Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.81%(2)	23.79%	11.34%	12.94%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Small/Mid-Cap Blend	Invesco V.I. Small Cap Equity Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.95%	20.40%	13.44%	12.29%
Small/Mid-Cap Blend	JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) Adviser: J.P. Morgan Investment Management Inc. Sub-Adviser: N/A	0.80%	21.38%	11.77%	14.01%
Small/Mid-Cap Blend	Lord Abbett Mid Cap Stock Portfolio (Class VC) Adviser: Lord, Abbett & Co. LLC Sub-Adviser: N/A	1.14%	28.70%	7.99%	10.59%
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.68%	22.75%	13.99%	14.93%
Small/Mid-Cap Blend	Voya Russell™ Mid Cap Index Portfolio (Class S)(4) Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	0.65%(2)	21.80%	14.36%	14.18%
Small/Mid-Cap Blend	Voya Russell™ Small Cap Index Portfolio (Class S)(4) Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	0.70%(2)	14.04%	11.38%	12.71%
Small/Mid-Cap Growth	American Century VP Capital Appreciation Fund (Class I) Adviser: American Century Investment Management, Inc. Sub-Adviser: N/A	0.91%(2)	11.16%	19.91%	15.66%
Small/Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund (Service)(8) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.84%(2)	11.48%	21.23%	16.01%
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.83%(2)	19.10%	23.08%	17.84%
Small/Mid-Cap Growth	Lord Abbett Developing Growth Portfolio (Class VC)(4) Adviser: Lord, Abbett & Co. LLC Sub-Adviser: N/A	1.04%(2)	–2.75%	24.69%	17.25%
Small/Mid-Cap Growth	MML Mid Cap Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Wellington Management Company LLP	0.80%	13.21%	17.91%	16.38%
Small/Mid-Cap Growth	MML Small Cap Growth Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.08%(2)	7.31%	17.96%	15.86%
International/Global	American Century VP International Fund (Class I) Adviser: American Century Investment Management, Inc. Sub-Adviser: N/A	0.99%(2)	8.75%	14.35%	10.07%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
International/Global	Delaware VIP® Emerging Markets Series (Service Class) Adviser: Delaware Management Company Sub-Advisers: Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited	1.48%(2)	–3.13%	11.70%	6.84%
International/Global	Fidelity® VIP International Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.42%	7.48%	—	—
International/Global	Fidelity® VIP Overseas Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited, et al.	0.77%	19.70%	14.44%	10.83%
International/Global	Franklin Mutual Global Discovery VIP Fund (Class 2) Adviser: Franklin Mutual Advisers, LLC Sub-Adviser: N/A	1.23%	19.13%	6.42%	8.47%
International/Global	Goldman Sachs International Equity Insights Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.81%(2)	12.17%	8.51%	7.49%
International/Global	Invesco Oppenheimer V.I. International Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.00%(2)	10.22%	11.88%	9.74%
International/Global	Invesco V.I. EQV International Equity Fund (Series I)(9) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.89%	5.89%	10.17%	8.09%
International/Global	Invesco V.I. Global Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.78%(2)	15.49%	18.18%	14.24%
International/Global	MFS® International Intrinsic Value Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.89%(2)	10.55%	14.07%	12.43%
International/Global	MML American Funds International Fund (Service Class I)(6)(7) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.29%	–1.96%	9.14%	7.64%
International/Global	MML Foreign Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	0.93%(2)	13.04%	6.77%	6.08%
International/Global	MML Global Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company	1.05%	17.16%	14.17%	12.84%
International/Global	MML International Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Harris Associates L.P. and Massachusetts Financial Services Company	0.95%(2)	11.77%	7.83%	—

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
International/Global	MML Strategic Emerging Markets Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.35%(2)	−8.06%	9.76%	4.11%
International/Global	Voya International Index Portfolio (Class S)(4) Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	0.70%(2)	10.62%	9.09%	7.54%
Specialty(10)	Delaware Ivy VIP Asset Strategy (Class II)(11) Adviser: Delaware Management Company Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited, and Macquarie Funds Management Hong Kong Limited	0.87%(2)	10.44%	11.36%	8.01%
Specialty(10)	Delaware Ivy VIP Science and Technology (Class II)(12) Adviser: Delaware Management Company Sub-Advisers: Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited	1.14%	15.17%	23.88%	19.46%
Specialty(10)	Fidelity® VIP Real Estate Portfolio (Service Class) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited	0.74%	38.86%	9.23%	10.31%
Specialty(10)	Invesco V.I. Global Real Estate Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	0.97%(2)	25.71%	7.54%	8.11%
Specialty(10)	MFS® Global Real Estate Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.92%(2)	30.12%	12.99%	12.19%
Specialty(10)	MFS® Utilities Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.78%	14.09%	11.89%	9.93%
Specialty(10)	MML Managed Volatility Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC	0.99%	11.54%	6.71%	7.48%
Specialty(10)	PIMCO All Asset Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates, LLC	1.24%(2)	16.23%	8.57%	6.03%
Specialty(10)	PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.03%(2)	33.11%	5.61%	–1.98%
(1)
These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

(2)
These Funds, and their investment advisers, have entered into contractual fee waivers or expense reimbursements. These temporary fee reductions are reflected in their current expenses. Those contractual arrangements are designed to reduce the fund’s total current expenses for Policy Owners and will continue past the current year.

(3)
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.

(4)	Unavailable in policies issued on or after May 1, 2021. For policies issued prior to May 1, 2021, you may not allocate any new money to this Fund via Purchase Payments or transfers.
(5)	MML Sustainable Equity Fund formerly known as MML Growth & Income Fund.
(6)
The fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the fund prospectuses for more information about this “feeder” fund.

(7)
The MML American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. The MML American Funds International Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series® – International Fund. However, these two American Funds are not available directly as investment choices under your MassMutual variable product. You should read the prospectuses along with the prospectuses for the MML American Funds Growth Fund and MML American Funds International Fund.

(8)	Goldman Sachs Mid Cap Growth Fund formerly known as the Goldman Sachs Growth Opportunities Fund.
(9)	Invesco V.I. EQV International Equity Fund formerly known as Invesco V.I. International Growth Fund.
(10)
Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.

(11)	Delaware Ivy VIP Asset Strategy Fund formerly known as Ivy VIP Asset Strategy Fund.
(12)	Delaware Ivy VIP Science and Technology Fund formerly known as Ivy VIP Science and Technology Fund.

Appendix B
For Policies Issued After August 31, 2020
Examples of Premium Load Charge Blending
The tables and the calculations below show examples of how actual charges would be determined using a sample policy assuming the following:
•	The policy is in Policy Year 2, policy month 1.
•	The Total Selected Face Amount is $1,000,000.
•	The Base Selected Face Amount $800,000 and the Term Rider Selected Face Amount is $200,000.
•	The policy is issued on a guaranteed basis for a 45 year-old male nonsmoker.
•	The policy is funded by seven annual premium payments of $40,490.
•	The Account Value immediately preceding the cost of insurance charge deduction in Policy Year 2, policy month 1 is $100,000.
•	The monthly equivalent of the minimum annual interest rate for the fixed Account Value is 0.0008295.
All of the tables and calculations examples use current charges. If maximum charges were used in these examples, the charges would be higher.
Percent of Premium Charge
Total Percent of Premium Charge: Deducted from each premium payment
Policy Year	Target Premium Charge	Excess Premium Charge	Target Premium Paid	Excess Premium Paid
2	6.55%	0.50%	$32,392	$8,098
Using the charges in the table above and the assumptions in the example listed above, the total Percent of Premium Charge is calculated as shown below.
Total Percent of Premium Charge =
[(Target Premium) x (Target Premium’s Percent of Premium Charge)]
+
[(Excess Premium) x (Excess Premium’s Percent of Premium Charge)]
= [($32,392) x (0.0655)]
+
[($8,098) x (0.0050)]
Face Amount Charge
= $2,162.17 of the premium received during Policy Year 2
Total Face Amount Charge: Deducted Monthly from Account Value

Policy Year	Base Face Amount Monthly Charge per $1,000 of Face Amount	Term Rider Selected Face Amount Monthly Charge per $1,000 of Face Amount
2	$0.025	$0.025
Using the charges in the table above and the assumptions in the example listed above, the Total Face Amount charge is calculated as shown below.
Total Selected Face Amount Charge per Month =
[(Base Selected Face Amount) x (Base Face Amount Charge)]
+
[(Term Rider Selected Face Amount) x (Term Rider Face Amount Charge)]
= [($800,000)/1,000 x ($0.025)]
+ [($200,000)/1,000 x ($0.025)]
= [($800) x ($0.025)]
+
[($200) x ($0.025)]
= [($20.00)]
+
[($5.00)]
= $25.00 deducted monthly from the Cash Account in Policy Year 2
Cost of Insurance Charge
Cost of Insurance Charge: Deducted Monthly from Account Value*
Policy Year	Base Monthly Cost of Insurance Charge per $1,000 of Insurance Risk*	Term Monthly Cost of Insurance Amount Charge per $1,000 of Insurance Risk*
2	$0.046	$0.046
*	Cost of insurance charge rates change each Policy Year based on the issue age of the Insured and the Policy Year.
Using the charges in the table above and the assumptions in the example listed above, the cost of insurance charge is calculated as shown below.
Total Cost of Insurance Charge =
[(Base Net Amount at Risk) x (Base Monthly Cost of Insurance Charge)]
+
[(Term Net Amount at Risk) x (Term Monthly Cost of Insurance Charge)]
= [[($800,000/1.0008295) – $100,000]/1,000 x ($0.046)]
+ [[($200,000)/(1.0008295)]/1,000 x ($0.046)]
= [($699.42) x ($0.046)]
+ [($199.83) x ($0.046)]
= [($32.17)]
+
[($9.19)]
= $41.36 deducted from the Cash Value in the first month of Policy Year 2

For Policies Issued After December 31, 2019 Up To and Including August 31, 2020
Examples of Premium Load Charge Blending
The tables and the calculations below show examples of how actual charges would be determined using a sample policy assuming the following:
•	The policy is in Policy Year 2, policy month 1.
•	The Total Selected Face Amount is $1,000,000.
•	The Base Selected Face Amount $800,000 and the Term Rider Selected Face Amount is $200,000.
•	The policy is issued on a guaranteed basis for a 45 year-old male nonsmoker.
•	The policy is funded by seven annual premium payments of $40,490.
•	The Account Value immediately preceding the cost of insurance charge deduction in Policy Year 2, policy month 1 is $100,000.
•	The monthly equivalent of the minimum annual interest rate for the fixed Account Value is 0.0008295.
All of the tables and calculations examples use current charges. If maximum charges were used in these examples, the charges would be higher.
Percent of Premium Charge
Total Percent of Premium Charge: Deducted from each premium payment
Policy Year	Target Premium Charge	Excess Premium Charge	Target Premium Paid	Excess Premium Paid
2	5.55%	2.30%	$32,392	$8,098
Using the charges in the table above and the assumptions in the example listed above, the total Percent of Premium Charge is calculated as shown below.
Total Percent of Premium Charge =
[(Target Premium) x (Target Premium’s Percent of Premium Charge)]
+
[(Excess Premium) x (Excess Premium’s Percent of Premium Charge)]
= [($32,392) x (0.0555)]
+ [($8,098) x (0.023)]
= $1,984.01 of the premium received during Policy Year 2

Face Amount Charge
Total Face Amount Charge: Deducted Monthly from Account Value
Policy Year	Base Face Amount Monthly Charge per $1,000 of Face Amount	Term Rider Face Amount Monthly Charge per $1,000 of Face Amount
2	$0.025	$0.025
Using the charges in the table above and the assumptions in the example listed above, the Total Face Amount charge is calculated as shown below.
Total Face Amount Charge per Month =
[(Base Selected Face Amount) x (Base Face Amount Charge)]
+
[(Term Rider Selected Face Amount) x (Term Rider Face Amount Charge)]
= [($800,000)/1,000 x ($0.025)]
+
[($200,000)/1,000 x ($0.025)]
= [($800) x ($0.025)]
+
[($200) x ($0.025)]
= [($20.00)]
+
[($5.00)]
= $25.00 deducted monthly from the Account Value in Policy Year 2

Cost of Insurance Charge
Cost of Insurance Charge: Deducted Monthly from Account Value*
Policy Year	Base Monthly Cost of Insurance Charge per $1,000 of Insurance Risk*	Term Monthly Cost of Insurance Amount Charge per $1,000 of Insurance Risk*
2	$0.046	$0.046
*	Cost of insurance charge rates change each Policy Year based on the issue age of the Insured and the Policy Year.
Using the charges in the table above and the assumptions in the example listed above, the cost of insurance charge is calculated as shown below.
Total Cost of Insurance Charge =
[(Base Net Amount at Risk) x (Base Monthly Cost of Insurance Charge)]
+
[(Term Net Amount at Risk) x (Term Monthly Cost of Insurance Charge)]
= [[($800,000/1.0008295) – $100,000]/1,000 x ($0.046)]
+
[[($200,000)/(1.0008295)]/1,000 x ($0.046)]
= [($699.42) x ($0.046)]
+
[($199.83) x ($0.046)]
= [($32.17)]
+
[($9.19)]
= $41.36 deducted from the Cash Value in the first month of Policy Year 2
For Policies Issued On or Before December 31, 2019
Examples of Premium Load Charge Blending
The tables and the calculations below show examples of how actual charges would be determined using a sample policy assuming the following:
•	The policy is in Policy Year 2, policy month 1.
•	The Total Selected Face Amount is $1,000,000.
•	The Base Selected Face Amount $800,000 and the Term Rider Selected Face Amount is $200,000.
•	The policy is issued on a guaranteed basis for a 45 year-old male nonsmoker.
•	The policy is funded by seven annual premium payments of $47,580.
•	The Account Value immediately preceding the cost of insurance charge deduction in Policy Year 2, policy month 1 is $100,000.
•	The monthly equivalent of the minimum annual interest rate for the fixed Account Value is 0.0008295.
All of the tables and calculations examples use current charges. If maximum charges were used in these examples, the charges would be higher.

Percent of Premium Charge
Total Percent of Premium Charge: Deducted from each premium payment
Policy Year	Target Premium Charge	Excess Premium Charge	Target Premium Paid	Excess Premium Paid
2	5.55%	2.30%	$38,064	$9,516
Using the charges in the table above and the assumptions in the example listed above, the total Percent of Premium Charge is calculated as shown below.
Total Percent of Premium Charge =
[(Target Premium) x (Target Premium’s Percent of Premium Charge)]
+
[(Excess Premium) x (Excess Premium’s Percent of Premium Charge)]
= [($38,064) x (0.0555)]
+
[($9,516) x (0.023)]
= $2,331.42 of the premium received during Policy Year 2
Face Amount Charge
Total Face Amount Charge: Deducted Monthly from Account Value
Policy Year	Base Face Amount Monthly Charge per $1,000 of Face Amount	Term Rider Face Amount Monthly Charge per $1,000 of Face Amount
2	$0.054	$0.054
Using the charges in the table above and the assumptions in the example listed above, the Total Face Amount charge is calculated as shown below.
Total Face Amount Charge per Month =
[(Base Selected Face Amount) x (Base Face Amount Charge)]
+
[(Term Rider Selected Face Amount) x (Term Rider Face Amount Charge)]
= [($800,000)/1,000 x ($0.054)]
+
[($200,000)/1,000 x ($0.054)]
= [($800) x ($0.054)]
+
[($200) x ($0.054)]
= [($43.20)]
+
[($10.80)]
= $54.00 deducted monthly from the Account Value in Policy Year 2

Cost of Insurance Charge
Cost of Insurance Charge: Deducted Monthly from Account Value*
Policy Year	Base Monthly Cost of Insurance Charge per $1,000 of Insurance Risk*	Term Monthly Cost of Insurance Amount Charge per $1,000 of Insurance Risk*
2	$0.046	$0.046
*	Cost of insurance charge rates change each Policy Year based on the issue age of the Insured and the Policy Year.
Using the charges in the table above and the assumptions in the example listed above, the cost of insurance charge is calculated as shown below.
Total Cost of Insurance Charge =
[(Base Net Amount at Risk) x (Base Monthly Cost of Insurance Charge)]
+
[(Term Net Amount at Risk) x (Term Monthly Cost of Insurance Charge)]
[[($800,000/1.0008295) - $100,000]/1,000 x ($0.046)]
+
[[($200,000)/(1.0008295)]/1,000 x ($0.046)]
= [($699.42) x ($0.046)]
+
[($199.83) x ($0.046)]
= [($32.17)]
+
[($9.19)]
= $41.36 deducted from the Cash Value in the first month of Policy Year 2

Appendix C
Hypothetical Examples of Death Benefit Option Changes
The following are hypothetical examples of death benefit option changes. All examples assume the Minimum Death Benefit does not apply.
Example I – Change from Option 2 to Option 1
For a change from Option 2 to Option 1, the Base Selected Face Amount is increased by the amount of the Account Value on the effective date of the change.
For example, if the policy has a Base Selected Face Amount of $500,000 and an Account Value of $25,000, the death benefit under Option 2 is equal to the Base Selected Face Amount plus the Account Value, or $525,000. If you change from Option 2 to Option 1, the death benefit under Option 1 is equal to the policy Base Selected Face Amount. Since the death benefit under the policy does not change as the result of a death benefit option change, the Base Selected Face Amount will be increased from $500,000 under Option 2 to $525,000 under Option 1 and the death benefit after the change will remain at $525,000.
Example II – Change from Option 3 to Option 1
For a change from Option 3 to Option 1, the Base Selected Face Amount is increased by the amount of the premiums paid (and not refunded) to the effective date of the change.
For example, if a policy has a Base Selected Face Amount of $500,000, and premium payments of $12,000 have been made to date, the death benefit under Option 3 is equal to the Base Selected Face Amount plus the premiums paid (and not refunded), or $512,000. If you change from Option 3 to Option 1, the death benefit under Option 1 is equal to the Base Selected Face Amount. Since the death benefit under the policy does not change as the result of a death benefit option change, the Base Selected Face Amount will be increased from $500,000 under Option 3 to $512,000 under Option 1 and the death benefit after the change will remain at $512,000.
Example III – Change from Option 1 to Option 2, or Change from Option 1 to Option 3, or Change from Option 2 to Option 3, or Change from Option 3 to Option 2
For any of these death benefit option changes, the Base Selected Face Amount will equal the Base Selected Face Amount before the change.
For example, if the policy has a Base Selected Face Amount of $700,000, the Base Selected Face Amount after the change will remain $700,000.

Appendix D
Factors Used in Calculating the Cash Surrender Value Enhancement Benefit
The tables below show the current factors used to calculate the Cash Surrender Value Enhancement Benefit for the first and last month of each Policy Year. The actual calculation will depend on the month the policy is surrendered. Policy Owners may, free of charge, request a calculation of their current Cash Surrender Value Enhancement Benefit by contacting our Administrative Office.
	Base Enhancement Percentage		Term Enhancement Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	6.35%	9.24%	3.18%	4.62%
2	9.01%	8.12%	4.50%	4.06%
3	7.88%	6.72%	3.94%	3.36%
4	6.64%	5.55%	3.32%	2.78%
5	5.39%	4.39%	2.69%	2.19%
6	4.29%	3.37%	2.14%	1.68%
7	3.35%	2.47%	1.68%	1.24%
8	1.00%	1.00%	0.50%	0.50%
9	0.00%	0.00%	0.00%	0.00%
Example of Cash Surrender Value Enhancement Benefit (using the factors available in the tables above)
In this example, we will assume the following:
•	A full surrender is requested in the last month of Policy Year 2.
•	The sum of all premiums paid, less the sum of all withdrawals, and less any Policy Debt is $200,000.
•	The Base Selected Face Amount allocation (as a percentage of the Total Selected Face Amount) is 75%.
•	The Term Rider Selected Face Amount allocation (as a percentage of the Total Selected Face Amount) is 25%.
Using the charges in the table above and the assumptions in the example listed above, the Cash Surrender Value Enhancement Benefit is calculated as shown below:
Cash Surrender Value Enhancement Benefit =
[(Base Selected Face Amount Allocation x Base Enhancement Percentage)

+

(Term Rider Selected Face Amount Allocation x Term Enhancement
Percentage)] x
[Sum of all premiums paid, less the sum of all withdrawals, and less any Policy Debt]
= [(0.75 x 8.12%)
+
(0.25 x 4.06%)]
x
[200,000]
= 7.105%
x
$200,000
= $14,210.00 Cash Surrender Value Enhancement Benefit

Example of Cash Surrender Value Enhancement Rider Charge Calculation
Total Rider Charge: Deducted from each premium payment*
Policy Year	Base Selected Face Amount Percentage Charge	Term Rider Selected Face Amount Percentage Charge
2	0.50%	0.50%
*	Rider charge assessed in Policy Years 1-7.
In this example, we will assume the following:
•	A $50,000 premium is paid in Policy Year 2.
•	The Base Selected Face Amount Allocation (as a percentage of the Total Selected Face Amount) is 75%.
•	The Term Rider Selected Face Amount Allocation (as a percentage of the Total Selected Face Amount) is 25%.
Using the charges in the table above and the assumptions in the example listed above, the rider charge deducted from the $50,000 premium payment is calculated as shown below:
Rider Charge =
[(Base Selected Face Amount Allocation x Base Selected Face Amount Percentage Charge)
+
(Term Rider Selected Face Amount Allocation x Term Rider Selected Face Amount

Percentage Charge)] x
[Premium Paid]
= [(0.75 x 0.50%)
+
(0.25 x 0.50%)]
x
[$50,000]
= 0.50%
x
$50,000
= $250.00 of the premium payment

Appendix E
For Policies Issued After December 31, 2019
Example of Amount of Monthly Term Insurance and Term Cost of Insurance Charge Calculation
The calculations below show an example of how the amount of monthly term insurance and the corresponding term cost of insurance charge would be determined using a sample policy with the term rider assuming the following:
•	The policy is in Policy Year 6, policy month 1.
•	The policy is issued on a guaranteed basis for a 45 year-old male non-smoker.
•	The policy is issued under the Cash Value Accumulation Test.
•	The policy’s Death Benefit Option is Option 1.
•	The Total Selected Face Amount is $1,000,000.
•	The Base Selected Face Amount $800,000 and the Term Rider Selected Face Amount is $200,000.
•	The policy is funded by seven annual premium payments of $40,490.
•	The Account Value immediately preceding the cost of insurance charge deduction in Policy Year 6, policy month 1 is $250,000.
•	The Minimum Death Benefit factor for a 50 year-old male non-smoker is 3.36.
•	The monthly equivalent of the minimum annual interest rate for the fixed Account Value is 0.0008295.
•	The term monthly cost of insurance charge per $1,000 of Insurance Risk in Policy Year 6 is $0.09.
Amount of Monthly Term Insurance
The calculation of the amount of monthly term insurance in Policy Year 6, policy month 1 is shown below:
Amount of monthly term insurance
= Term Rider Selected Face Amount – (Minimum Death Benefit – Base Selected Face Amount)*
= $200,000 – (($250,000 x 3.36) – $800,000)
= $200,000 – ($840,000 – $800,000)
= $200,000 – $40,000
= $160,000 of monthly term insurance in Policy Year 6, policy month 1
*	This amount will not be less than zero.
Monthly Term Insurance Cost of Insurance Charge
The calculation of the term cost of insurance charge in Policy Year 6, policy month 1 is shown below:
Term Rider Cost of Insurance Charge
= [(Term Net Amount at Risk) x (Term Monthly Cost of Insurance Charge)]
= [($160,000/1.0008295)/1,000] x $0.09
= [$159,867.39/1,000] x $0.09
= $159.87 x $0.09
= $14.39 deducted from the Account Value in the first month of Policy Year
6 for the monthly term cost of insurance charge

For Policies Issued On or Before December 31, 2019
Example of Amount of Monthly Term Insurance and Term Cost of Insurance Charge Calculation
The calculations below show an example of how the amount of monthly term insurance and the corresponding term cost of insurance charge would be determined using a sample policy with the term rider assuming the following:
•	The policy is in Policy Year 6, policy month 1.
•	The policy is issued on a guaranteed basis for a 45 year-old male non-smoker.
•	The policy is issued under the Cash Value Accumulation Test.
•	The policy’s Death Benefit Option is Option 1.
•	The Total Selected Face Amount is $1,000,000.
•	The Base Selected Face Amount $800,000 and the Term Rider Selected Face Amount is $200,000.
•	The policy is funded by seven annual premium payments of $47,580.
•	The Account Value immediately preceding the cost of insurance charge deduction in Policy Year 6, policy month 1 is $300,000.
•	The Minimum Death Benefit factor for a 50 year-old male non-smoker is 2.88.
•	The monthly equivalent of the minimum annual interest rate for the fixed Account Value is 0.0008295.
•	The term monthly cost of insurance charge per $1,000 of Insurance Risk in Policy Year 6 is $0.09.
Amount of Monthly Term Insurance
The calculation of the amount of monthly term insurance in Policy Year 6, policy month 1 is shown below:
Amount of monthly term insurance
= Term Rider Selected Face Amount – (Minimum Death Benefit – Base Selected Face Amount)*
= $200,000 – (($300,000 x 2.88) – $800,000)
= $200,000 – ($864,000 – $800,000)
= $200,000 – $64,000
= $136,000 of monthly term insurance in Policy Year 6, policy month 1
*	This amount will not be less than zero.
Monthly Term Insurance Cost of Insurance Charge
The calculation of the term cost of insurance charge in Policy Year 6, policy month 1 is shown below:
Term Rider Cost of Insurance Charge
= [(Term Net Amount at Risk) x (Term Monthly Cost of Insurance Charge)]
= [($136,000/1.0008295)/1,000] x $0.09
= [$135,887.28/1,000] x $0.09
= $135.89 x $0.09
= $12.23 deducted from the Account Value in the first month of Policy Year
6 for the monthly term cost of insurance charge

Appendix F
Example of Overloan Protection Rider Operation
The calculations below show an example of how the Overloan Protection Rider operates using a sample policy with the Overloan Protection Rider assuming the following:
•	The policy is in Policy Year 21, policy month 1.
•	The Insured is Attained Age 80.
•	The policy is not a MEC.
•	The policy is issued under the Guideline Premium Test.
•	The policy’s Death Benefit Option is Option 2.
•	The Account Value immediately preceding the activation of the Overloan Protection Rider is $125,000.
•	The loaned Account Value immediately preceding the activation of the Overloan Protection Rider is $120,000.
•	Activating the Overloan Protection Rider will not cause the policy to become a MEC or fail the Guideline Premium Test.
•	All amounts that may be withdrawn from the policy without the imposition of federal income tax have been taken as partial surrenders prior to exercise of the rider.
Upon exercising the Overloan Protection Rider:
•	The one-time rider charge is deducted: = [Account Value x Overloan Protection Rider charge] = [$125,000 x 3.19%] = $3,987.50.
•
The Overloan Rider Trigger is met. The Overloan Rider Trigger point is 96% for Attained Age 80. The ratio of the Policy Debt to the Account Value less the deduction for the one-time rider charge = [loaned Account Value/(Account Value – Overloan Protection Rider charge)] = [$120,000/($125,000 – $3,987.50)] = 99.2%. 99.2% ≥ 96%.

•	The Death Benefit Option is changed from Option 2 to Option 1.
•
The remaining non-loaned Account Value is the Account Value less the Policy Debt less the one-time rider charge. The non-loaned Account Value = [Account Value – loaned Account Value – Overloan Protection Rider charge] = [$125,000 – $120,000 – $3,987.50] = $1,012.50. This amount is transferred to the GPA and will accrue interest at not less than the policy’s guaranteed minimum interest rate for the GPA.

•	The policy becomes a paid-up policy and the Selected Face Amount = [Account Value after the rider charge is taken x Minimum Death Benefit factor] = [($125,000 – $3,987.50) x 105%] = $127,063.13.
•	The Policy Debt of $120,000 will continue to accrue interest at the applicable rate and the loaned Account Value of $120,000 will continue to accrue interest at the applicable rate.

The SAI contains additional information about the Separate Account and the policy. The SAI is incorporated into this prospectus by reference and is legally part of this prospectus. We filed the SAI with the SEC.
This prospectus and the SAI are available online at www.MassMutual.com/Electrum. For a free copy of other information about this policy, or general inquiries, you can contact our Administrative Office:
Massachusetts Mutual Life Insurance Company
BOLI/COLI Document Management Hub
1295 State Street
Springfield, MA 01111-0001
(800) 665-2654
(Fax) (860) 562-6154
(Email) BOLICOLIService@MassMutual.com
www.MassMutual.com
You can also request, free of charge, a personalized illustration of death benefits, Surrender Values, and Account Values from your registered representative or by calling our Administrative Office.
Investment Company Act file number: 811-08075
Securities Act file number: 333-215823
Class (Contract) Identifier: C000182366

STATEMENT OF ADDITIONAL INFORMATION
MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Depositor)
MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I
(Registrant)
MassMutual ElectrumSM

May 1, 2022
This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the statutory prospectus dated May 1, 2022 for the MassMutual ElectrumSM policy. The MassMutual Electrum policy and its statutory prospectus may be referred to in this SAI.
For a copy of the statutory prospectus, call (800) 665-2654, visit online at www.MassMutual.com/Electrum, send an email request to BOLICOLIService@MassMutual.com, or write to: Massachusetts Mutual Life Insurance Company, BOLI/COLI Document Management Hub, 1295 State Street, Springfield, Massachusetts 01111-0001.
TABLE OF CONTENTS
	SAI	Prospectus
General Information and History	2	20
Company	2	20
The Separate Account	2	21
Services	2
Additional Information About the Operation of the Policy and the Registrant	2
Purchase of Shares in the Funds	2
Annual Reports	2
Underwriters	3	59
Commissions	3	59
Additional Information	4
Underwriting Procedures	4
Special Purchase Plans – Reduction of Charges	4
Increases in Base Selected Face Amount	4	39
Performance Data	4
Experts	5
Financial Statements	5	61
The Registrant	5
The Depositor	5
1

GENERAL INFORMATION AND HISTORY
Company
MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico. Products and services are offered primarily through MassMutual’s distribution channels: MassMutual Financials Advisors, MassMutual Strategic Distributors, Digital Direct to Consumer and Business to Business, Institutional Solutions and Worksite.
MassMutual was established on May 15, 1851 and is organized as a mutual life insurance company in the Commonwealth of Massachusetts. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.
The Separate Account
The Company’s Board of Directors established the Separate Account (Massachusetts Mutual Variable Life Separate Account I) on July 13, 1988, as a separate investment account of MassMutual. It was established based on the laws of the Commonwealth of Massachusetts. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940.
The Separate Account holds the assets that underlie the Contracts (and certain other contracts that we issue), except any assets allocated to our General Account. We keep the Separate Account assets separate from the assets of our General Account and other separate accounts. The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a single Fund. We own the assets of the Separate Account. We credit gains to, or charge losses against, the Separate Account, whether or not realized, without regard to the performance of other investment accounts.
The Separate Account’s assets may not be used to pay any of our liabilities other than those arising from the policy (or other policies that we issue and that are funded by the Separate Account). If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. The obligations of the Separate Account are not our generalized obligations and will be satisfied solely by the assets of the Separate Account. We are obligated to pay all amounts promised to investors under the policy.
SERVICES
The Company holds title to the assets of the Separate Account. The Company maintains the records and accounts relating to the Guaranteed Principal Account (GPA), the Separate Account, the segment within the Separate Account established to receive and invest premium payments for the policies, and Divisions of that segment. The Company’s principal business address is 1295 State Street, Springfield, Massachusetts 01111-0001.
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICY AND THE REGISTRANT
Purchase of Shares in the Funds
Shares are purchased and redeemed at net asset value. Fund dividends and capital gain distributions are automatically reinvested, unless the Company, on behalf of the Separate Account, elects otherwise.
Because the underlying Funds are also offered in variable annuity contracts, it is possible that conflicts could arise between the owners of variable life insurance policies and the owners of variable annuity contracts. If a conflict exists, the Fund’s board will notify the insurers and take appropriate action to eliminate the conflict. Additionally, if the insurer becomes aware of such conflicts, the insurer will work with the underlying Funds’ board to resolve the conflict.
Annual Reports
Each year within 30 calendar days after the Policy Anniversary, we will provide the Policy Owner a report showing the following policy information:
•	the Account Value at the beginning of the previous Policy Year;
•	all premiums paid since that time;
•	all additions to and deductions from the Account Value during the Policy Year; and
•	the Account Value, death benefit, Surrender Value and Policy Debt as of the current Policy Anniversary.
2

This report may contain additional information if required by any applicable law or regulation.
UNDERWRITERS
The policies are sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (MML Distributors), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the policies sold by its registered representatives, and MML Distributors serves as principal underwriter for the policies sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.
MMLIS and MML Distributors are located at 1295 State Street, Springfield, MA 01111-0001. MMLIS and MML Distributors are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA).
During the last three years, MMLIS and MML Distributors were paid the compensation amounts shown below for their actions as principal underwriters for the policies described in the statutory prospectus.
Year	MMLIS	MML Distributors
2021	$188,278	$0
2020	$74,100	$0
2019	$193,743	$0
The offering is on a continuous basis.
Commissions
Commissions for sales of the policies by MMLIS registered representatives are paid by MassMutual on behalf of MMLIS to its registered representatives. Commissions for sales of the policies by registered representatives of other broker-dealers are paid by MassMutual on behalf of MML Distributors to those broker-dealers. During the last three years, commissions as described in the prospectus were paid by MassMutual through MMLIS and MML Distributors as shown below.
Year	MMLIS	MML Distributors
2021	$2,832,066	$0
2020	$1,105,538	$0
2019	$2,507,668	$0
MML Distributors has selling agreements with other broker-dealers that are registered with the SEC and are members of FINRA (“selling brokers”). We sell the policy through agents who are licensed by state insurance officials to sell the policy and are registered representatives of a selling broker.
We also may contract with independent third party broker-dealers who may assist us in finding broker-dealers to offer and sell the policies. These third parties also may provide training, marketing and other sales related functions for us and other broker-dealers. And they may provide certain administrative services to us in connection with the policies.
Agents or selling brokers who sell the policies receive commissions as a percentage of premiums paid as well as a percentage of the annual policy Account Value. General agents may also receive compensation as a percentage of premium paid. Commissions paid will not exceed 30% of premiums, plus 0.10% of the policy’s average annual Account Value.
We may compensate agents who have financing agreements with general agents of MassMutual differently. Agents who meet certain productivity and persistency standards in selling MassMutual policies are eligible for additional compensation. General agents and district managers who are registered representatives also may receive commission overrides, allowances and other compensation.
Agents and general agents may receive commissions at lower rates on policies sold to replace existing insurance issued by MassMutual or any of its subsidiaries.
We may pay independent, third party broker-dealers who assist us in finding broker-dealers to offer and sell the policies compensation based on premium payments for the policies. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars.
While the compensation we pay to broker-dealers for sales of policies may vary with the sales agreement and level of production, the compensation generally is expected to be comparable to the aggregate compensation we pay to agents and general agents. However, from time to time, MML Distributors may enter into special arrangements with certain broker-dealers. These special arrangements may provide for the payment of higher compensation to such broker-dealers and registered representatives for selling the policies.
3

ADDITIONAL INFORMATION
Underwriting Procedures
Underwriting is prescribed at the group level, based on analysis of the group’s characteristics. A Case may be assigned either Full Underwriting, Simplified Issue Underwriting or Guaranteed Issue Underwriting. Current cost of insurance charges will vary by the type of underwriting performed.
•
For policies issued after December 31, 2019, the maximum cost of insurance charges are based on the 2017 Commissioners’ Standard Ordinary Mortality Table, male or female (unisex rates may be required in some states), the non-smoker or smoker table, and age of the Insured on his/her last birthday.

•
For policies issued on or before December 31, 2019, the maximum cost of insurance charges are based on the 2001 Commissioners’ Standard Ordinary Mortality Table, male or female (unisex rates may be required in some states), the non-smoker or smoker table, and age of the Insured on his/her last birthday.

Special Purchase Plans – Reduction of Charges
We may reduce or eliminate certain charges (sales load, administrative charge, cost of insurance charge, or other charges) where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to us. These charges may be reduced in certain groups, sponsored arrangements or special exchange programs made available by us. Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:
•	the number of Insureds;
•	the total premium expected to be paid;
•	total assets under management for the Policy Owner;
•	the nature of the relationship among individual Insureds;
•	the purpose for which the policies are being purchased; and
•	the expected persistency of individual policies.
The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to Policy Owners which reflects differences in costs of services.
Increases in Base Selected Face Amount
Additional coverage acquired in accordance with an increase in Base Selected Face Amount will incur cost of insurance charges on the same basis as the original contract. Following an increase in Base Selected Face Amount, cash values and premium payments are applied to the total contract, with no distinct assignment to the original contract and the increased portion.
PERFORMANCE DATA
From time to time, we may report actual historical performance of the investment Funds underlying each Separate Account Division. These returns will reflect the Fund operating expenses but they will not reflect the mortality and expense risk charge, any deductions from premiums, monthly charges assessed against the Account Value of the policy, or other policy charges. If these expenses and charges were deducted, the rates of return would be significantly lower.
The rates of return we report will not be illustrative of how actual investment performance will affect the benefits under the policy. Neither are they necessarily indicative of future performance. Actual rates may be higher or lower than those reported.
We currently post investment performance reports for the underlying Funds available in the MassMutual Electrum product on our website at www.MassMutual.com. You can also request a copy of the most recent report from your registered representative or by calling our Administrative Office at (800) 665-2654, Monday – Friday, 8 AM to 5 PM Eastern Time. Questions about the information in these reports should be directed to your registered representative.
We may also distribute sales literature that includes historical performance of broad market indices, such as the Standard & Poor’s 500 Stock Index® and the Dow Jones Industrial Average. These indices are provided for informational purposes only.
4

EXPERTS
The financial statements of Massachusetts Mutual Variable Life Separate Account I as of December 31, 2021 and for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended and the statutory financial statements of Massachusetts Mutual Life Insurance Company (the Company) as of December 31, 2021 and 2020, and for each of the years in the three-year period ended December 31, 2021, each have been included in this Statement of Additional Information herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, each of which are also included herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP’s report, dated February 25, 2022, states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’s report states that the financial statements of the Company are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.
FINANCIAL STATEMENTS
The Registrant
Report of Independent Registered Public Accounting Firm
Statement of Assets and Liabilities as of December 31, 2021
Statements of Operations and Changes in Net Assets for the years ended December 31, 2021 and 2020
Notes to Financial Statements
The Depositor
Independent Auditors’ Report
Statutory Statements of Financial Position as of December 31, 2021 and 2020
Statutory Statements of Income (Loss) for the years ended December 31, 2021, 2020 and 2019
Statutory Statements of Changes in Surplus for the years ended December 31, 2021, 2020 and 2019
Statutory Statements of Cash Flows for the years ended December 31, 2021, 2020 and 2019
Notes to Statutory Financial Statements
5

KPMG LLP Two Financial Center 60 South Street Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Policy Owners of Massachusetts Mutual Variable Life Separate Account I:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the divisions listed in Appendix A that comprise Massachusetts Mutual Variable Life Separate Account I (collectively, “the Separate Account”), as of December 31, 2021, the related statements of operations and changes in net assets for each of the years or periods (as described in the Appendix) in the two-year period then ended, and the related notes including the financial highlights in Note 8 for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each division as of December 31, 2021, and the results of their operations and changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the MassMutual Separate Accounts’ auditor since 2004.

Boston, Massachusetts

March 8, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

F-1

Appendix A

Unless noted otherwise, the statements of operations and changes in net assets for each of the years in the two-year period ended December 31, 2021.

Divisions	Divisions

American Century VP Capital Appreciation Division

American Century VP Disciplined Core Value Division

American Century VP Inflation Protection Division

American Century VP International Division

American Century VP Value Division

American Funds® Asset Allocation Division

American Funds® Growth-Income Division

BlackRock High Yield V.I. Division

BlackRock Small Cap Index V.I. Division

BlackRock Small Cap Index V.I. Division (Class III)**

BlackRock Total Return V.I. Division

BNY Mellon Mid Cap Stock Division

Delaware Ivy VIP Asset Strategy Division (Class I)*,***

Delaware Ivy VIP Asset Strategy Division (Class II)*

Delaware Ivy VIP Science and Technology Division*

Delaware VIP® Emerging Markets Division

Delaware VIP® Small Cap Value Division

DWS Small Cap Index Division

Eaton Vance VT Floating-Rate Income Division

Fidelity® VIP Bond Index Division

Fidelity® VIP Contrafund® Division (Initial Class)

Fidelity® VIP Contrafund® Division (Service Class)

Fidelity® VIP Extended Market Index Division

Fidelity® VIP Freedom 2020 Division

Fidelity® VIP Freedom 2025 Division

Fidelity® VIP Freedom 2030 Division

Fidelity® VIP Freedom 2035 Division

Fidelity® VIP Freedom 2040 Division

Fidelity® VIP Freedom 2050 Division

Fidelity® VIP Growth Division

Fidelity® VIP International Index Division

Fidelity® VIP International Index Division (Service Class II)**

Fidelity® VIP Real Estate Division

Fidelity® VIP Total Market Index Division

Franklin Mutual Global Discovery VIP Division

Franklin Small Cap Value VIP Division

Franklin Strategic Income VIP Division***

Goldman Sachs Core Fixed Income Division

Goldman Sachs International Equity Insights Division

Goldman Sachs Large Cap Value Division

Goldman Sachs Mid Cap Value Division

Goldman Sachs Small Cap Equity Insights Division

Goldman Sachs Strategic Growth Division

Goldman Sachs U.S. Equity Insights Division

Invesco Oppenheimer International

Growth Division

Invesco V.I. American Franchise Division***

Invesco V.I. Capital Appreciation Division*

Invesco V.I. Comstock Division

Invesco V.I. Conservative Balanced Division*

Invesco V.I. Core Bond Division *

Invesco V.I. Discovery Mid Cap Division *

Invesco V.I. Diversified Dividend Division

Invesco V.I. Global Division *

Invesco V.I. Global Real Estate Division

Invesco V.I. Global Strategic Income Division *

Invesco V.I. Health Care Division

Invesco V.I International Growth Division

Invesco V.I. Main Street Division *

Invesco V.I. Main Street Small Cap Division *

Invesco V.I. Small Cap Equity Division

Invesco V.I. Technology Division

Invesco V.I. U.S. Government Money Division *

Janus Henderson Balanced Division (Institutional Class)

Janus Henderson Balanced Division (Service Class)

Janus Henderson Forty Division (Institutional Class)

Janus Henderson Forty Division (Service Class)

Janus Henderson Global Research Division (Institutional Class)

Janus Henderson Global Research Division (Service Class)

F-2

Divisions	Divisions

JP Morgan Insurance Trust U.S. Equity Division

Lord Abbett Developing Growth Division

MFS® Blended Research Core Equity Division

MFS® Global Real Estate Division***

MFS® Government Securities Division***

MFS® Growth Division

MFS® International Intrinsic Value Division

MFS® Investors Trust Division

MFS® Mid Cap Value Division

MFS® New Discovery Division

MFS® Research Division

MFS® Utilities Division

MFS® Value Division

MML Aggressive Allocation Division

MML American Funds Core Allocation Division

MML American Funds Growth Division

MML American Funds International Division

MML Balanced Allocation Division

MML Blend Division

MML Blue Chip Growth Division

MML Conservative Allocation Division

MML Dynamic Bond Division

MML Equity Division

MML Equity Income Division

MML Equity Index Division (Class II)

MML Equity Index Division (Class III)

MML Equity Index Division (Service Class I)

MML Focused Equity Division

MML Foreign Division

MML Fundamental Equity Division

MML Fundamental Value Division

MML Global Division (Service Class I)

MML Global Division (Class II)

MML Growth & Income Division

MML Growth Allocation Division

MML High Yield Division

MML Income & Growth Division

MML Inflation-Protected and Income Division

MML International Equity Division

MML Large Cap Growth Division

MML Managed Bond Division

MML Managed Volatility Division

MML Mid Cap Growth Division

MML Mid Cap Value Division

MML Moderate Allocation Division

MML Short-Duration Bond Division

MML Small Cap Equity Division

MML Small Cap Growth Equity Division

MML Small Company Value Division

MML Small/Mid Cap Value Division

MML Strategic Emerging Markets Division

MML Total Return Bond Division

MML U.S. Government Money Market Division

Oppenheimer Global Multi-Alternatives Division****

PIMCO Commodity Real Return® Strategy Division

PIMCO Global Bond Opportunities Division

PIMCO High Yield Division

PIMCO Real Return Division

PIMCO Total Return Division

T. Rowe Price All-Cap Opportunities Division *

T. Rowe Price Blue Chip Growth Division

T. Rowe Price Equity Income Division

T. Rowe Price Limited-Term Bond Division

T. Rowe Price Mid-Cap Growth Division

Templeton Foreign VIP Division

Templeton Global Bond VIP Division

Vanguard VIF Global Bond Index Division

Vanguard VIF Mid-Cap Index Division

Vanguard VIF Real Estate Index Division

Voya International Index Division

Voya Russell™ Mid Cap Index Division

Voya Russell™ Small Cap Index Division

VY® Clarion Global Real Estate Division

* See Note 2 to the financial statements for previous name of this division.

F-3

** Statements of operations and changes in net assets for the period from May 3, 2021 to December 31, 2021.

*** Statements of operations and changes in net assets for the year ended December 21, 2021.

**** Financial highlights for the period from January 1, 2019 through April 29, 2019 and each of the years in the two-year period ended December 31, 2018.

F-4

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	American Century VP Capital Appreciation Division	American Century VP Disciplined Core Value Division	American Century VP Inflation Protection Division	American Century VP International Division	American Century VP Value Division	American Funds® Asset Allocation Division	American Funds® Growth-Income Division	BlackRock High Yield V.I. Division
ASSETS
Investments
Number of shares	61,969	3,528,181	3,231	120,488	1,225,832	967,360	745,265	20,134
Identified cost	$904,775	$33,060,927	$36,779	$1,680,507	$12,753,669	$22,889,902	$37,823,342	$153,425
Value	$1,158,825	$37,822,097	$36,903	$1,790,459	$16,757,130	$27,801,925	$49,515,380	$152,820
Dividends receivable	-	-	-	-	-	-	-	580
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	2	-	-	-	-
Total assets	1,158,825	37,822,097	36,903	1,790,461	16,757,130	27,801,925	49,515,380	153,400
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	1	10	-	-	59	59	48	1
NET ASSETS	$1,158,824	$37,822,087	$36,903	$1,790,461	$16,757,071	$27,801,866	$49,515,332	$153,399
Outstanding units
Policy owners	521,624	8,771,675	29,243	1,039,229	3,719,350	6,513,177	9,062,804	118,064
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-	-
Strategic Variable Life®	-	3.57	-	-	5.79	-	-	-
Variable Life Select	-	3.77	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	3.75	-	-	4.44	-	-	-
Survivorship Variable Universal Life	-	4.66	-	-	5.07	4.70	6.39	-
Variable Universal Life	-	4.04	-	-	4.80	4.44	6.04	-
Strategic Variable Life® Plus	-	3.36	-	1.98	5.44	-	-	-
Survivorship Variable Universal Life II	-	3.70	-	-	5.07	4.70	6.39	-
Variable Universal Life II
Tier 1	-	3.75	-	-	4.62	4.28	5.82	-
Tier 2	-	4.65	-	-	4.38	4.24	5.38	-
VUL GuardSM
Tier 1	-	5.17	-	-	4.84	4.48	6.09	-
Tier 2	-	4.25	-	-	4.00	3.88	4.92	-
Tier 3	-	4.06	-	-	3.82	3.70	4.70	-
Tier 4	-	4.13	-	-	3.89	3.77	4.79	-
Tier 5	-	4.45	-	-	4.18	4.06	5.15	-
Survivorship VUL GuardSM
Tier 1	-	3.84	-	-	3.50	3.58	4.54	-
Tier 2	-	3.90	-	-	3.56	3.64	4.62	-
Tier 3	-	3.97	-	-	3.63	3.70	4.70	-
Tier 4	-	3.97	-	-	3.63	3.70	4.70	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-	-
MassMutual ElectrumSM	2.22	-	1.26	1.68	-	-	-	1.30
APEX VUL	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

F-5

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	BlackRock Small Cap Index V.I. Division	BlackRock Small Cap Index V.I. Division	BlackRock Total Return V.I. Division	BNY Mellon MidCap Stock Division	Delaware Ivy VIP Asset Strategy Division	Delaware Ivy VIP Asset Strategy Division	Delaware Ivy VIP Science and Technology Division	Delaware VIP® Emerging Markets Division
		(Class III)			(Class I)	(Class II)
ASSETS
Investments
Number of shares	25,121	114	22,393	9,631	53	18,239	1,486	9,436
Identified cost	$364,085	$1,727	$270,537	$216,441	$562	$183,945	$51,828	$272,764
Value	$329,081	$1,493	$268,265	$237,311	$540	$185,834	$43,842	$266,571
Dividends receivable	-	-	533	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	6	1	-	-	-	-
Total assets	329,081	1,493	268,804	237,312	540	185,834	43,842	266,571
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	1
NET ASSETS	$329,081	$1,493	$268,804	$237,312	$540	$185,834	$43,842	$266,570
Outstanding units
Policy owners	266,372	1,508	227,326	157,431	468	115,137	17,479	183,036
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-	-
Variable Life Select	-	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	-	-	-	-	-	-	-
Variable Universal Life	-	-	-	-	-	-	-	-
Strategic Variable Life® Plus	-	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-	-
Variable Universal Life II
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
VUL GuardSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
Tier 5	-	-	-	-	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
Strategic Group Variable Universal Life® II	-	-	-	-	-	1.62	-	-
MassMutual ElectrumSM	-	0.99	1.18	1.51	-	1.58	2.51	1.46
APEX VUL	1.24	-	-	-	1.15	-	-	-

See Notes to Financial Statements.

F-6

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	Delaware VIP® Small Cap Value Division	DWS Small Cap Index Division	Eaton Vance VT Floating-Rate Income Division	Fidelity® VIP Bond Index Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Extended Market Index Division	Fidelity® VIP Freedom 2020 Division
					(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	10,736	636,661	4,739	17,446	2,148,666	179,861	13,451	879
Identified cost	$457,386	$10,105,529	$43,185	$195,262	$83,864,342	$6,547,715	$199,134	$12,662
Value	$485,921	$11,860,985	$43,074	$192,260	$116,780,000	$9,712,507	$190,869	$13,517
Dividends receivable	-	-	7	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	485,921	11,860,985	43,081	192,260	116,780,000	9,712,507	190,869	13,517
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	50	-	3	42	1	4	-
NET ASSETS	$485,921	$11,860,935	$43,081	$192,257	$116,779,958	$9,712,506	$190,865	$13,517
Outstanding units
Policy owners	326,567	2,454,100	37,104	197,399	16,632,193	1,563,644	148,046	8,901
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-	-
Variable Life Select	-	-	-	-	7.01	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	6.62	-	-
Survivorship Variable Universal Life	-	5.27	-	-	9.18	-	-	-
Variable Universal Life	-	4.76	-	-	7.52	-	-	-
Strategic Variable Life® Plus	-	-	-	-	-	7.05	-	-
Survivorship Variable Universal Life II	-	5.08	-	-	6.65	-	-	-
Variable Universal Life II
Tier 1	-	4.83	-	-	7.03	-	-	-
Tier 2	-	4.83	-	-	7.40	-	-	-
VUL GuardSM
Tier 1	-	6.17	-	-	8.42	-	-	-
Tier 2	-	4.41	-	-	6.76	-	-	-
Tier 3	-	4.21	-	-	6.46	-	-	-
Tier 4	-	4.29	-	-	6.58	-	-	-
Tier 5	-	4.61	-	-	7.07	-	-	-
Survivorship VUL GuardSM
Tier 1	-	4.22	-	-	6.26	-	-	-
Tier 2	-	4.29	-	-	6.37	-	-	-
Tier 3	-	4.36	-	-	6.48	-	-	-
Tier 4	-	4.36	-	-	6.48	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	6.22	-	-	-
Tier 2	-	-	-	-	6.30	-	-	-
Tier 3	-	-	-	-	6.39	-	-	-
Tier 4	-	-	-	-	6.69	-	-	-
Strategic Group Variable Universal Life® II	-	-	-	-	-	2.65	-	-
MassMutual ElectrumSM	1.49	-	1.16	-	2.24	-	-	1.52
APEX VUL	-	-	-	0.97	1.33	-	1.29	-

See Notes to Financial Statements.

F-7

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Growth Division	Fidelity® VIP International Index Division	Fidelity® VIP International Index Division
(Service Class II)
ASSETS
Investments
Number of shares	34,778	7,108	30,688	4,686	8,960	8,458	20,561	1,188
Identified cost	$614,887	$127,771	$917,349	$135,671	$235,000	$752,953	$241,811	$13,988
Value	$617,664	$127,084	$919,419	$135,749	$235,564	$860,163	$235,425	$13,554
Dividends receivable	-	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	1	-	-	-	-	-	-	-
Total assets	617,665	127,084	919,419	135,749	235,564	860,163	235,425	13,554
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	-	-	-	1	2	1	-
NET ASSETS	$617,665	$127,084	$919,419	$135,749	$235,563	$860,161	$235,424	$13,554
Outstanding units
Policy owners	394,002	77,802	531,977	76,059	131,990	282,918	208,568	13,454
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-	-
Variable Life Select	-	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	-	-	-	-	-	-	-
Variable Universal Life	-	-	-	-	-	-	-	-
Strategic Variable Life® Plus	-	-	-	-	-	4.00	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-	-
Variable Universal Life II
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
VUL GuardSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
Tier 5	-	-	-	-	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-	-
MassMutual ElectrumSM	1.57	1.63	1.73	1.78	1.78	2.67	-	1.01
APEX VUL	-	-	-	-	-	-	1.13	-

See Notes to Financial Statements.

F-8

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	Fidelity® VIP Real Estate Division	Fidelity® VIP Total Market Index Division	Franklin Mutual Global Discovery VIP Division	Franklin Small Cap Value VIP Division	Franklin Strategic Income VIP Division	Goldman Sachs Core Fixed Income Division	Goldman Sachs International Equity Insights Division	Goldman Sachs Large Cap Value Division
ASSETS
Investments
Number of shares	9,624	16,010	99	1,090,999	781	80,875	17,375	742
Identified cost	$197,707	$269,907	$1,654	$15,609,562	$7,988	$906,681	$155,175	$6,995
Value	$228,180	$278,570	$1,942	$19,136,114	$7,989	$900,136	$159,158	$7,396
Dividends receivable	-	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	228,180	278,570	1,942	19,136,114	7,989	900,136	159,158	7,396
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	1	-	45	-	-	1	19
NET ASSETS	$228,180	$278,569	$1,942	$19,136,069	$7,989	$900,136	$159,157	$7,377
Outstanding units
Policy owners	150,950	211,399	1,509	3,602,625	7,066	772,752	90,678	2,031
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-	3.68
Variable Life Select	-	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	-	-	6.56	-	-	-	-
Variable Universal Life	-	-	-	6.20	-	-	-	-
Strategic Variable Life® Plus	-	-	-	-	-	-	1.93	3.34
Survivorship Variable Universal Life II	-	-	-	6.56	-	-	-	-
Variable Universal Life II
Tier 1	-	-	-	5.98	-	-	-	-
Tier 2	-	-	-	5.30	-	-	-	-
VUL GuardSM
Tier 1	-	-	-	6.26	-	-	-	-
Tier 2	-	-	-	4.84	-	-	-	-
Tier 3	-	-	-	4.63	-	-	-	-
Tier 4	-	-	-	4.71	-	-	-	-
Tier 5	-	-	-	5.07	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	-	-	4.22	-	-	-	-
Tier 2	-	-	-	4.30	-	-	-	-
Tier 3	-	-	-	4.37	-	-	-	-
Tier 4	-	-	-	4.37	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-	-
MassMutual ElectrumSM	1.51	-	1.29	1.58	1.13	1.16	1.30	-
APEX VUL	-	1.32	-	-	-	-	-	-

See Notes to Financial Statements.

F-9

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	Goldman Sachs Mid Cap Value Division	Goldman Sachs Small Cap Equity Insights Division	Goldman Sachs Strategic Growth Division	Goldman Sachs U.S. Equity Insights Division	Invesco Oppenheimer V.I. International Growth Division	Invesco V.I. American Franchise Division	Invesco V.I. Capital Appreciation Division	Invesco V.I. Comstock Division
ASSETS
Investments
Number of shares	107,674	4,302	824,156	9,595	11,374,632	2,756	1,303,623	3,148
Identified cost	$1,819,729	$60,485	$11,000,808	$149,684	$28,707,950	$245,220	$75,381,247	$51,056
Value	$2,101,794	$56,264	$13,705,710	$192,483	$33,213,925	$244,305	$106,714,542	$66,549
Dividends receivable	-	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	2,101,794	56,264	13,705,710	192,483	33,213,925	244,305	106,714,542	66,549
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	3	-	55	16	64	-	53	-
NET ASSETS	$2,101,791	$56,264	$13,705,655	$192,467	$33,213,861	$244,305	$106,714,489	$66,549
Outstanding units
Policy owners	242,304	33,413	2,152,874	42,914	8,482,553	107,285	17,159,403	39,987
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-	-
Strategic Variable Life®	9.86	-	6.71	5.40	4.61	-	13.53	-
Variable Life Select	-	-	-	-	-	-	12.43	-
Strategic Group Variable Universal Life®	-	-	-	-	4.50	-	6.64	-
Survivorship Variable Universal Life	-	-	5.78	-	3.67	-	6.59	-
Variable Universal Life	-	-	4.62	-	3.45	-	5.59	-
Strategic Variable Life® Plus	9.13	-	5.52	4.46	4.12	-	5.38	-
Survivorship Variable Universal Life II	-	-	4.93	-	3.67	-	4.00	-
Variable Universal Life II
Tier 1	-	-	5.08	-	3.13	-	4.00	-
Tier 2	-	-	7.15	-	4.35	-	5.62	-
VUL GuardSM
Tier 1	-	-	7.64	-	5.96	-	6.30	-
Tier 2	-	-	6.53	-	3.97	-	5.13	-
Tier 3	-	-	6.24	-	3.80	-	4.90	-
Tier 4	-	-	6.35	-	3.87	-	4.99	-
Tier 5	-	-	6.83	-	4.16	-	5.37	-
Survivorship VUL GuardSM
Tier 1	-	-	6.14	-	3.80	-	4.90	-
Tier 2	-	-	6.25	-	3.86	-	4.99	-
Tier 3	-	-	6.35	-	3.93	-	5.08	-
Tier 4	-	-	6.35	-	3.93	-	5.08	-
Variable Universal Life III
Tier 1	-	-	-	-	3.46	-	6.06	-
Tier 2	-	-	-	-	3.50	-	6.14	-
Tier 3	-	-	-	-	3.55	-	6.22	-
Tier 4	-	-	-	-	3.71	-	6.51	-
Strategic Group Variable Universal Life® II	-	-	-	-	1.71	-	-	-
MassMutual ElectrumSM	1.78	1.68	-	-	1.52	2.28	-	1.66
APEX VUL	-	-	-	-	1.16	-	-	-

See Notes to Financial Statements.

F-10

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	Invesco V.I. Conservative Balanced Division	Invesco V.I. Core Bond Division	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Diversified Dividend Division	Invesco V.I. Global Division	Invesco V.I. Global Real Estate Division	Invesco V.I. Global Strategic Income Division	Invesco V.I. Health Care Division
ASSETS
Investments
Number of shares	99,351	2,059,222	789,519	89,544	2,387,366	2,426	4,944,027	149,689
Identified cost	$1,551,457	$16,360,820	$65,794,157	$2,346,612	$98,305,933	$40,659	$23,864,456	$4,450,313
Value	$1,841,960	$16,061,932	$90,502,575	$2,670,192	$136,605,068	$43,642	$22,000,920	$5,068,473
Dividends receivable	-	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	1,841,960	16,061,932	90,502,575	2,670,192	136,605,068	43,642	22,000,920	5,068,473
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	3	65	58	84	83	-	91	46
NET ASSETS	$1,841,957	$16,061,867	$90,502,517	$2,670,108	$136,604,985	$43,642	$22,000,829	$5,068,427
Outstanding units
Policy owners	657,847	10,437,422	13,755,137	1,330,527	18,919,597	32,576	9,913,403	979,583
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$4.89	$-	$-	$-
Large Case Variable Life Plus	-	-	11.29	-	13.15	-	0.84	-
Strategic Variable Life®	4.52	2.26	11.02	-	14.31	-	3.69	-
Variable Life Select	-	-	10.06	-	13.03	-	3.44	-
Strategic Group Variable Universal Life®	2.80	1.73	5.81	-	8.65	-	2.58	-
Survivorship Variable Universal Life	-	1.63	6.07	2.11	8.95	-	2.80	5.76
Variable Universal Life	-	1.71	5.80	1.99	8.17	-	2.64	5.45
Strategic Variable Life® Plus	2.72	1.66	5.32	-	7.87	-	2.59	-
Survivorship Variable Universal Life II	-	1.82	3.06	2.11	5.11	-	2.74	5.76
Variable Universal Life II
Tier 1	-	1.49	4.58	1.92	5.14	-	2.39	5.25
Tier 2	-	1.42	6.30	1.79	5.95	-	2.09	5.32
VUL GuardSM
Tier 1	-	1.36	7.31	2.01	7.47	-	2.12	5.50
Tier 2	-	1.29	5.75	1.64	5.43	-	1.91	4.86
Tier 3	-	1.24	5.50	1.57	5.19	-	1.83	4.64
Tier 4	-	1.26	5.60	1.59	5.29	-	1.86	4.72
Tier 5	-	1.35	6.02	1.71	5.68	-	2.00	5.08
Survivorship VUL GuardSM
Tier 1	-	1.20	5.55	1.53	5.04	-	1.78	4.44
Tier 2	-	1.22	5.65	1.55	5.12	-	1.81	4.52
Tier 3	-	1.24	5.75	1.58	5.21	-	1.84	4.60
Tier 4	-	1.24	5.75	1.58	5.21	-	1.84	4.60
Variable Universal Life III
Tier 1	-	-	7.12	3.07	5.07	-	1.72	4.50
Tier 2	-	-	7.22	3.11	5.14	-	1.75	4.56
Tier 3	-	-	7.31	3.15	5.20	-	1.77	4.62
Tier 4	-	-	7.66	3.30	5.45	-	1.85	4.84
Strategic Group Variable Universal Life® II	-	-	2.88	-	2.24	-	1.18	-
MassMutual ElectrumSM	-	-	2.46	1.43	1.94	1.34	1.08	-
APEX VUL	-	-	1.27	-	1.23	-	0.99	-

See Notes to Financial Statements.

F-11

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	Invesco V.I. International Growth Division	Invesco V.I. Main Street Division	Invesco V.I. Main Street Small Cap Division	Invesco V.I. Small Cap Equity Division	Invesco V.I. Technology Division	Invesco V.I. U.S. Government Money Division	Janus Henderson Balanced Division	Janus Henderson Balanced Division
							(Institutional Class)	(Service Class)
ASSETS
Investments
Number of shares	146	1,063,649	113,893	1	224,302	3,862,250	31	141,962
Identified cost	$6,069	$31,361,887	$2,750,791	$23	$6,837,787	$3,862,250	$1,422	$5,647,952
Value	$6,047	$38,110,558	$3,584,204	$26	$8,541,410	$3,862,250	$1,552	$7,543,868
Dividends receivable	-	-	-	-	-	1	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	10	-	-
Total assets	6,047	38,110,558	3,584,204	26	8,541,410	3,862,261	1,552	7,543,868
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	61	3	-	39	-	8	50
NET ASSETS	$6,047	$38,110,497	$3,584,201	$26	$8,541,371	$3,862,261	$1,544	$7,543,818
Outstanding units
Policy owners	4,216	7,949,023	435,729	15	1,520,936	3,019,741	357	1,573,599
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-	-
Strategic Variable Life®	-	11.33	8.90	-	-	1.60	-	-
Variable Life Select	-	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	4.74	8.13	-	-	1.29	-	-
Survivorship Variable Universal Life	-	4.82	-	-	3.77	-	-	5.14
Variable Universal Life	-	3.86	-	-	3.54	-	-	4.86
Strategic Variable Life® Plus	-	4.49	8.34	-	-	1.25	4.33	-
Survivorship Variable Universal Life II	-	4.12	-	-	3.77	-	-	5.14
Variable Universal Life II
Tier 1	-	4.23	-	-	3.02	-	-	4.68
Tier 2	-	5.25	-	-	6.13	-	-	4.85
VUL GuardSM
Tier 1	-	5.78	-	-	7.79	-	-	4.91
Tier 2	-	4.79	-	-	5.60	-	-	4.43
Tier 3	-	4.58	-	-	5.35	-	-	4.23
Tier 4	-	4.66	-	-	5.45	-	-	4.31
Tier 5	-	5.01	-	-	5.86	-	-	4.63
Survivorship VUL GuardSM
Tier 1	-	4.48	-	-	6.30	-	-	4.19
Tier 2	-	4.56	-	-	6.41	-	-	4.26
Tier 3	-	4.64	-	-	6.52	-	-	4.33
Tier 4	-	4.64	-	-	6.52	-	-	4.33
Variable Universal Life III
Tier 1	-	5.26	-	-	7.49	-	-	-
Tier 2	-	5.33	-	-	7.59	-	-	-
Tier 3	-	5.41	-	-	7.69	-	-	-
Tier 4	-	5.66	-	-	8.05	-	-	-
Strategic Group Variable Universal Life® II	-	2.28	-	-	-	-	-	-
MassMutual ElectrumSM	1.43	1.88	-	1.79	-	-	-	-
APEX VUL	-	1.32	-	-	-	-	-	-

See Notes to Financial Statements.

F-12

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	Janus Henderson Forty Division	Janus Henderson Forty Division	Janus Henderson Global Research Division	Janus Henderson Global Research Division	JPMorgan Insurance Trust U.S. Equity Division	Lord Abbett Developing Growth Division	MFS® Blended Research Core Equity Division	MFS® Global Real Estate Division
	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
ASSETS
Investments
Number of shares	577,257	7,577	180,620	5,585	13,801	7,138	4,403	6,650
Identified cost	$25,187,196	$359,991	$8,527,687	$310,590	$542,729	$299,517	$292,560	$103,499
Value	$35,645,603	$429,179	$12,874,567	$387,099	$632,932	$246,975	$301,718	$127,749
Dividends receivable	-	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	4	-	-	-	1	-	-	1
Total assets	35,645,607	429,179	12,874,567	387,099	632,933	246,975	301,718	127,750
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	34	15	48	-	-	-	-
NET ASSETS	$35,645,607	$429,145	$12,874,552	$387,051	$632,933	$246,975	$301,718	$127,750
Outstanding units
Policy owners	4,195,530	46,358	4,552,323	106,715	284,033	91,390	152,245	74,086
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-	-
Strategic Variable Life®	6.06	-	2.08	-	-	-	-	-
Variable Life Select	-	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	-	-	-	-	-	-	-
Variable Universal Life	5.80	-	2.01	-	-	-	-	-
Strategic Variable Life® Plus	5.70	-	1.96	-	-	-	-	-
Survivorship Variable Universal Life II	6.19	-	2.15	-	-	-	-	-
Variable Universal Life II
Tier 1	7.56	-	2.62	-	-	-	-	-
Tier 2	10.58	-	3.98	-	-	-	-	-
VUL GuardSM
Tier 1	-	10.58	-	4.27	-	-	-	-
Tier 2	-	9.24	-	3.47	-	-	-	-
Tier 3	-	8.83	-	3.32	-	-	-	-
Tier 4	-	8.99	-	3.38	-	-	-	-
Tier 5	-	9.66	-	3.63	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	8.39	-	3.45	-	-	-	-
Tier 2	-	8.54	-	3.51	-	-	-	-
Tier 3	-	8.69	-	3.57	-	-	-	-
Tier 4	-	8.69	-	3.57	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-	-
MassMutual ElectrumSM	-	-	-	-	2.23	2.70	1.98	1.72
APEX VUL	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

F-13

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MFS® Government Securities Division	MFS® Growth Division	MFS® International Intrinsic Value Division	MFS® Investors Trust Division	MFS® Mid Cap Value Division	MFS® New Discovery Division	MFS® Research Division	MFS® Utilities Division
ASSETS
Investments
Number of shares	11	47,379	15,332	24,065	6,785	378,179	29,217	561
Identified cost	$139	$2,702,465	$535,577	$834,130	$70,640	$8,095,990	$806,780	$19,525
Value	$138	$3,760,012	$576,797	$1,076,196	$75,246	$8,811,577	$1,127,483	$21,495
Dividends receivable	-	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	1	-	-	-	-	-
Total assets	138	3,760,012	576,798	1,076,196	75,246	8,811,577	1,127,483	21,495
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	15	-	34	-	49	11	-
NET ASSETS	$138	$3,759,997	$576,798	$1,076,162	$75,246	$8,811,528	$1,127,472	$21,495
Outstanding units
Policy owners	123	809,969	347,117	181,956	44,329	1,172,331	236,993	13,528
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-	-
Strategic Variable Life®	-	7.71	-	-	-	10.65	5.61	-
Variable Life Select	-	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	6.05	-	-	-	8.27	4.53	-
Survivorship Variable Universal Life	-	-	-	6.53	-	8.67	-	-
Variable Universal Life	-	-	-	6.17	-	8.20	-	-
Strategic Variable Life® Plus	-	6.38	-	-	-	9.16	4.82	-
Survivorship Variable Universal Life II	-	-	-	6.53	-	8.67	-	-
Variable Universal Life II
Tier 1	-	-	-	5.95	-	7.90	-	-
Tier 2	-	-	-	5.87	-	6.70	-	-
VUL GuardSM
Tier 1	-	-	-	6.23	-	8.27	-	-
Tier 2	-	-	-	5.36	-	6.12	-	-
Tier 3	-	-	-	5.13	-	5.85	-	-
Tier 4	-	-	-	5.22	-	5.95	-	-
Tier 5	-	-	-	5.61	-	6.40	-	-
Survivorship VUL GuardSM
Tier 1	-	-	-	5.04	-	6.90	-	-
Tier 2	-	-	-	5.13	-	7.02	-	-
Tier 3	-	-	-	5.21	-	7.14	-	-
Tier 4	-	-	-	5.21	-	7.14	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-	-
MassMutual ElectrumSM	1.12	2.59	1.66	-	1.70	-	-	1.59
APEX VUL	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

F-14

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MFS® Value Division	MML Aggressive Allocation Division	MML American Funds Core Allocation Division	MML American Funds Growth Division	MML American Funds International Division	MML Balanced Allocation Division	MML Blend Division	MML Blue Chip Growth Division
ASSETS
Investments
Number of shares	157,457	442,861	31,107	81,651	13,930	212,695	1,702,505	923,106
Identified cost	$3,697,136	$4,536,910	$399,634	$1,723,796	$148,481	$2,175,307	$36,311,232	$17,294,239
Value	$3,892,337	$5,181,472	$411,239	$1,838,784	$145,430	$2,314,118	$35,476,370	$19,957,553
Dividends receivable	-	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	2	-	-	-	-
Total assets	3,892,337	5,181,472	411,239	1,838,786	145,430	2,314,118	35,476,370	19,957,553
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	2	6	1	-	-	17	40	17
NET ASSETS	$3,892,335	$5,181,466	$411,238	$1,838,786	$145,430	$2,314,101	$35,476,330	$19,957,536
Outstanding units
Policy owners	2,366,296	1,492,725	282,702	1,198,749	118,537	1,085,648	7,024,572	4,454,514
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$13.39	$-
Large Case Variable Life Plus	-	-	-	-	-	-	11.09	-
Strategic Variable Life®	-	-	-	-	-	-	6.54	3.33
Variable Life Select	-	-	-	-	-	-	6.09	-
Strategic Group Variable Universal Life®	-	2.51	-	-	-	1.93	-	4.22
Survivorship Variable Universal Life	-	-	-	-	-	-	4.13	4.88
Variable Universal Life	-	-	-	-	-	-	3.74	3.40
Strategic Variable Life® Plus	-	-	-	-	-	-	3.67	3.13
Survivorship Variable Universal Life II	-	-	-	-	-	-	3.96	3.63
Variable Universal Life II
Tier 1	-	-	-	-	-	-	3.69	4.22
Tier 2	-	-	-	-	-	-	4.23	6.37
VUL GuardSM
Tier 1	-	-	-	-	-	-	4.41	6.82
Tier 2	-	-	-	-	-	-	3.86	5.82
Tier 3	-	-	-	-	-	-	3.69	5.56
Tier 4	-	-	-	-	-	-	3.76	5.66
Tier 5	-	-	-	-	-	-	4.04	6.09
Survivorship VUL GuardSM
Tier 1	-	-	-	-	-	-	3.59	5.71
Tier 2	-	-	-	-	-	-	3.66	5.81
Tier 3	-	-	-	-	-	-	3.72	5.92
Tier 4	-	-	-	-	-	-	3.72	5.92
Variable Universal Life III
Tier 1	-	4.02	-	-	-	2.80	-	8.19
Tier 2	-	4.07	-	-	-	2.84	-	8.30
Tier 3	-	4.13	-	-	-	2.88	-	8.41
Tier 4	-	4.32	-	-	-	3.01	-	8.80
Strategic Group Variable Universal Life® II	-	1.90	1.75	3.27	1.54	1.59	1.88	2.84
MassMutual ElectrumSM	1.64	1.63	1.52	2.66	1.32	1.43	1.64	2.38
APEX VUL	-	1.21	1.16	1.32	1.05	1.12	1.18	1.20

See Notes to Financial Statements.

F-15

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Conservative Allocation Division	MML Dynamic Bond Division	MML Equity Division	MML Equity Income Division	MML Equity Index Division	MML Equity Index Division	MML Equity Index Division	MML Focused Equity Division
					(Service Class I)	(Class II)	(Class III)
ASSETS
Investments
Number of shares	161,229	8,597	3,332,942	180,128	187,931	3,442,472	24,240	53,900
Identified cost	$1,605,278	$87,991	$83,457,155	$1,927,015	$5,957,621	$95,190,292	$819,900	$415,650
Value	$1,736,434	$86,486	$106,958,139	$2,229,978	$6,305,101	$121,243,865	$852,050	$447,366
Dividends receivable	-	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	13	2	-	-
Total assets	1,736,434	86,486	106,958,139	2,229,978	6,305,114	121,243,867	852,050	447,366
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	25	3	58	24	-	-	-	4
NET ASSETS	$1,736,409	$86,483	$106,958,081	$2,229,954	$6,305,114	$121,243,867	$852,050	$447,362
Outstanding units
Policy owners	885,031	73,050	19,538,179	859,260	3,017,033	22,436,830	635,956	223,708
UNIT VALUE
Variable Life Plus	$-	$-	$14.45	$-	$-	$4.20	$-	$-
Large Case Variable Life Plus	-	-	11.75	-	-	9.97	-	-
Strategic Variable Life®	-	-	6.60	-	-	8.18	-	-
Variable Life Select	-	-	6.12	-	-	4.50	-	-
Strategic Group Variable Universal Life®	1.80	-	2.77	-	-	6.11	-	-
Survivorship Variable Universal Life	-	-	3.56	-	-	5.75	-	-
Variable Universal Life	-	-	3.25	-	-	4.89	-	-
Strategic Variable Life® Plus	-	-	3.17	-	-	4.65	-	-
Survivorship Variable Universal Life II	-	-	3.55	-	-	4.41	-	-
Variable Universal Life II	-	-	-	-	-	-	-	-
Tier 1	-	-	3.14	-	-	4.59	-	-
Tier 2	-	-	4.16	-	-	5.98	-	-
VUL GuardSM	-	-	-	-	-	-	-	-
Tier 1	-	-	4.60	-	-	6.57	-	-
Tier 2	-	-	3.80	-	-	5.46	-	-
Tier 3	-	-	3.63	-	-	5.22	-	-
Tier 4	-	-	3.70	-	-	5.32	-	-
Tier 5	-	-	3.98	-	-	5.72	-	-
Survivorship VUL GuardSM	-	-	-	-	-	-	-	-
Tier 1	-	-	3.43	-	-	5.06	-	-
Tier 2	-	-	3.49	-	-	5.15	-	-
Tier 3	-	-	3.55	-	-	5.24	-	-
Tier 4	-	-	3.55	-	-	5.24	-	-
Variable Universal Life III	-	-	-	-	-	-	-	-
Tier 1	2.56	-	4.04	3.76	-	5.70	-	-
Tier 2	2.60	-	4.10	3.81	-	5.78	-	-
Tier 3	2.63	-	4.15	3.86	-	5.86	-	-
Tier 4	2.76	-	4.35	4.04	-	6.13	-	-
Strategic Group Variable Universal Life® II	1.52	1.23	1.92	1.96	-	-	-	2.50
MassMutual ElectrumSM	1.38	1.14	1.66	1.61	2.09	-	-	1.99
APEX VUL	1.11	1.00	1.35	1.30	-	-	1.34	1.26

See Notes to Financial Statements.

F-16

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Foreign Division	MML Fundamental Equity Division	MML Fundamental Value Division	MML Global Division	MML Global Division	MML Growth & Income Division	MML Growth Allocation Division	MML High Yield Division
				(Service Class I)	(Class II)
ASSETS
Investments
Number of shares	54,387	93,473	6,950	8,770	44,585	80,081	623,088	10,040
Identified cost	$554,508	$991,055	$79,780	$132,164	$614,925	$1,661,280	$5,685,392	$99,798
Value	$600,431	$1,173,090	$103,279	$128,214	$680,807	$1,965,189	$6,299,423	$100,499
Dividends receivable	-	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	600,431	1,173,090	103,279	128,214	680,807	1,965,189	6,299,423	100,499
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	28	1	7	-	25	7	23	7
NET ASSETS	$600,403	$1,173,089	$103,272	$128,214	$680,782	$1,965,182	$6,299,400	$100,492
Outstanding units
Policy owners	368,515	498,497	59,150	75,112	194,922	542,145	1,864,082	69,726
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-	-
Variable Life Select	-	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	2.29	-
Survivorship Variable Universal Life	-	-	-	-	-	-	-	-
Variable Universal Life	-	-	-	-	-	-	-	-
Strategic Variable Life® Plus	-	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-	-
Variable Universal Life II
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
VUL GuardSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
Tier 5	-	-	-	-	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
Variable Universal Life III
Tier 1	2.02	-	-	-	4.36	5.17	3.53	-
Tier 2	2.04	-	-	-	4.42	5.24	3.57	-
Tier 3	2.07	-	-	-	4.48	5.31	3.62	-
Tier 4	2.17	-	-	-	4.69	5.56	3.79	-
Strategic Group Variable Universal Life® II	1.36	2.70	1.87	-	2.06	2.42	1.78	1.51
MassMutual ElectrumSM	1.23	2.33	1.60	1.71	-	2.01	1.56	1.26
APEX VUL	1.20	1.32	1.34	-	1.23	1.32	1.18	1.11

See Notes to Financial Statements.

F-17

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Income & Growth Division	MML Inflation- Protected and Income Division	MML International Equity Division	MML Large Cap Growth Division	MML Managed Bond Division	MML Managed Volatility Division	MML Mid Cap Growth Division	MML Mid Cap Value Division
ASSETS
Investments
Number of shares	103,963	545,839	7,004	24,022	2,936,800	744,560	214,274	126,165
Identified cost	$1,102,541	$5,822,263	$75,375	$336,709	$37,046,511	$9,431,669	$3,560,977	$1,307,681
Value	$1,290,176	$6,069,724	$77,607	$361,288	$38,237,361	$11,337,795	$3,539,808	$1,587,157
Dividends receivable	-	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	1,290,176	6,069,724	77,607	361,288	38,237,361	11,337,795	3,539,808	1,587,157
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	32	84	-	10	55	91	4	20
NET ASSETS	$1,290,144	$6,069,640	$77,607	$361,278	$38,237,306	$11,337,704	$3,539,804	$1,587,137
Outstanding units
Policy owners	590,823	3,083,496	53,729	156,091	13,994,912	4,587,458	802,155	420,278
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$6.30	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	5.52	-	-	-
Strategic Variable Life®	-	-	-	-	3.52	-	-	-
Variable Life Select	-	-	-	-	3.34	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	2.48	-	-	-
Survivorship Variable Universal Life	-	2.14	-	-	2.86	2.52	-	-
Variable Universal Life	-	2.02	-	-	2.59	2.37	-	-
Strategic Variable Life® Plus	-	-	-	-	2.58	2.09	-	-
Survivorship Variable Universal Life II	-	2.14	-	-	2.77	2.52	-	-
Variable Universal Life II	-	-	-	-	-	-	-	-
Tier 1	-	1.95	-	-	2.23	2.23	-	-
Tier 2	-	1.99	-	-	2.12	2.62	-	-
VUL GuardSM
Tier 1	-	1.96	-	-	2.03	2.94	-	-
Tier 2	-	1.82	-	-	1.93	2.39	-	-
Tier 3	-	1.74	-	-	1.85	2.28	-	-
Tier 4	-	1.77	-	-	1.88	2.33	-	-
Tier 5	-	1.91	-	-	2.02	2.50	-	-
Survivorship VUL GuardSM
Tier 1	-	1.70	-	-	1.81	2.16	-	-
Tier 2	-	1.73	-	-	1.84	2.20	-	-
Tier 3	-	1.76	-	-	1.88	2.24	-	-
Tier 4	-	1.76	-	-	1.88	2.24	-	-
Variable Universal Life III
Tier 1	3.63	1.78	-	-	1.71	2.41	7.28	4.70
Tier 2	3.67	1.81	-	-	1.73	2.45	7.37	4.76
Tier 3	3.72	1.83	-	-	1.75	2.48	7.47	4.82
Tier 4	3.90	1.92	-	-	1.84	2.60	7.82	5.05
Strategic Group Variable Universal Life® II	1.94	1.37	1.51	2.65	1.27	1.44	2.40	1.88
MassMutual ElectrumSM	1.58	1.28	1.26	2.28	1.21	1.32	2.01	1.50
APEX VUL	1.31	1.08	1.19	1.22	1.01	1.13	1.19	1.25

See Notes to Financial Statements.

F-18

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Moderate Allocation Division	MML Short-Duration Bond Division	MML Small Cap Equity Division	MML Small Cap Growth Equity Division	MML Small Company Value Division	MML Small/Mid Cap Value Division	MML Strategic Emerging Markets Division	MML Total Return Bond Division
ASSETS
Investments
Number of shares	176,530	34,187	2,573,675	1,379,485	20,837	74,220	13,914	11,885
Identified cost	$1,930,578	$336,378	$25,447,362	$19,912,677	$347,311	$868,881	$166,563	$126,634
Value	$2,037,151	$331,954	$32,844,885	$21,049,672	$373,194	$1,092,515	$146,096	$124,434
Dividends receivable	-	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	2,037,151	331,954	32,844,885	21,049,672	373,194	1,092,515	146,096	124,434
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	25	5	41	57	9	22	17	-
NET ASSETS	$2,037,126	$331,949	$32,844,844	$21,049,615	$373,185	$1,092,493	$146,079	$124,434
Outstanding units
Policy owners	771,376	299,747	6,213,310	3,903,146	202,134	274,154	131,540	105,722
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	4.63	-	-	-	-
Variable Life Select	-	-	6.19	-	-	-	-	-
Strategic Group Variable Universal Life®	2.05	-	6.18	-	-	-	1.03	-
Survivorship Variable Universal Life	-	-	5.71	6.34	-	-	-	-
Variable Universal Life	-	-	6.58	4.75	-	-	-	-
Strategic Variable Life® Plus	-	-	6.89	4.35	-	-	-	-
Survivorship Variable Universal Life II	-	-	6.31	5.07	-	-	-	-
Variable Universal Life II						-
Tier 1	-	-	5.25	5.69	-	-	-	-
Tier 2	-	-	5.06	6.39	-	-	-	-
VUL GuardSM						-
Tier 1	-	-	5.94	8.10	-	-	-	-
Tier 2	-	-	4.63	5.83	-	-	-	-
Tier 3	-	-	4.42	5.58	-	-	-	-
Tier 4	-	-	4.50	5.68	-	-	-	-
Tier 5	-	-	4.84	6.11	-	-	-	-
Survivorship VUL GuardSM						-
Tier 1	-	-	4.52	5.90	-	-	-	-
Tier 2	-	-	4.60	6.01	-	-	-	-
Tier 3	-	-	4.68	6.11	-	-	-	-
Tier 4	-	-	4.68	6.11	-	-	-	-
Variable Universal Life III					-	-
Tier 1	3.06	-	5.59	6.07	-	5.06	-	-
Tier 2	3.10	-	5.67	6.15	-	5.12	-	-
Tier 3	3.14	-	5.74	6.23	-	5.19	-	-
Tier 4	3.29	-	6.01	6.53	-	5.44	-	-
Strategic Group Variable Universal Life® II	1.65	1.15	2.20	2.47	2.09	1.96	1.63	1.24
MassMutual ElectrumSM	1.47	1.11	1.79	2.07	1.62	1.61	1.35	1.18
APEX VUL	1.15	1.02	1.30	1.17	1.33	1.41	0.96	0.98

See Notes to Financial Statements.

F-19

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML U.S. Government Money Market Division	PIMCO Commodity- RealReturn® Strategy Division	PIMCO Global Bond Opportunities Division	PIMCO High Yield Division	PIMCO Real Return Division	PIMCO Total Return Division	T. Rowe Price All-Cap Opportunities Division	T. Rowe Price Blue Chip Growth Division
ASSETS
Investments
Number of shares	16,396,393	62,780	21,326	22,404	1,547	18,220	127,206	487,112
Identified cost	$16,396,399	$408,915	$250,117	$174,383	$21,523	$196,670	$4,051,745	$21,046,123
Value	$16,396,392	$492,198	$233,308	$177,889	$21,646	$196,048	$4,920,310	$25,875,397
Dividends receivable	1	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	1	-	-	-
Total assets	16,396,393	492,198	233,308	177,889	21,647	196,048	4,920,310	25,875,397
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	187	17	1	3	-	-	8	37
NET ASSETS	$16,396,206	$492,181	$233,307	$177,886	$21,647	$196,048	$4,920,302	$25,875,360
Outstanding units
Policy owners	14,367,031	436,186	210,849	142,359	17,000	166,564	750,541	3,170,366
UNIT VALUE
Variable Life Plus	$2.16	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	1.89	-	-	-	-	-	-	-
Strategic Variable Life®	1.55	-	-	-	-	-	8.33	-
Variable Life Select	1.45	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	6.45	-
Survivorship Variable Universal Life	1.36	-	-	-	-	-	-	9.21
Variable Universal Life	1.24	-	-	-	-	-	-	8.70
Strategic Variable Life® Plus	-	-	-	-	-	-	6.98	-
Survivorship Variable Universal Life II	1.25	-	-	-	-	-	-	9.21
Variable Universal Life II				-
Tier 1	1.07	-	-	-	-	-	-	8.39
Tier 2	1.15	-	-	-	-	-	-	8.11
VUL GuardSM				-
Tier 1	1.10	-	-	-	-	-	-	8.79
Tier 2	1.05	-	-	-	-	-	-	7.41
Tier 3	1.00	-	-	-	-	-	-	7.08
Tier 4	1.02	-	-	-	-	-	-	7.21
Tier 5	1.10	-	-	-	-	-	-	7.75
Survivorship VUL GuardSM				-
Tier 1	1.02	-	-	-	-	-	-	7.03
Tier 2	1.04	-	-	-	-	-	-	7.15
Tier 3	1.06	-	-	-	-	-	-	7.28
Tier 4	1.06	-	-	-	-	-	-	7.28
Variable Universal Life III				-
Tier 1	0.95	1.09	-	-	-	-	-	-
Tier 2	0.96	1.11	-	-	-	-	-	-
Tier 3	0.97	1.12	-	-	-	-	-	-
Tier 4	1.02	1.17	-	-	-	-	-	-
Strategic Group Variable Universal Life® II	1.04	-	-	-	-	-	-	-
MassMutual ElectrumSM	1.04	1.40	1.11	1.25	1.27	1.18	-	-
APEX VUL	0.99	-	-	-	-	-	-	-

See Notes to Financial Statements.

F-20

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	T. Rowe Price Equity Income Division	T. Rowe Price Limited-Term Bond Division	T. Rowe Price Mid-Cap Growth Division	Templeton Foreign VIP Division	Templeton Global Bond VIP Division	Vanguard VIF Global Bond Index Division	Vanguard VIF Mid Cap Index Division	Vanguard VIF Real Estate Index Division
ASSETS
Investments
Number of shares	782,512	9,797	2,180,330	894,788	2,940	8,989	10,876	13,368
Identified cost	$20,841,573	$46,078	$62,033,494	$11,991,721	$41,152	$193,088	$308,520	$204,121
Value	$23,530,143	$48,104	$75,155,983	$12,160,165	$40,634	$191,471	$320,635	$221,376
Dividends receivable	-	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	23,530,143	48,104	75,155,983	12,160,165	40,634	191,471	320,635	221,376
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	65	2	63	34	-	4	1	4
NET ASSETS	$23,530,078	$48,102	$75,155,920	$12,160,131	$40,634	$191,467	$320,634	$221,372
Outstanding units
Policy owners	5,487,164	43,051	8,065,644	5,875,466	43,381	196,349	247,101	156,470
UNIT VALUE
Variable Life Plus	$-	$-	$8.10	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	12.62	-	-	-	-	-
Variable Life Select	-	-	10.02	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	9.97	-	-	-	-	-
Survivorship Variable Universal Life	4.82	-	12.22	2.01	-	-	-	-
Variable Universal Life	4.55	-	11.02	1.77	-	-	-	-
Strategic Variable Life® Plus	-	1.75	10.89	-	-	-	-	-
Survivorship Variable Universal Life II	4.82	-	8.87	1.89	-	-	-	-
Variable Universal Life II	-
Tier 1	4.39	-	8.00	1.75	-	-	-	-
Tier 2	4.23	-	8.55	2.19	-	-	-	-
VUL GuardSM	-
Tier 1	4.60	-	10.23	2.59	-	-	-	-
Tier 2	3.86	-	7.81	2.00	-	-	-	-
Tier 3	3.69	-	7.46	1.91	-	-	-	-
Tier 4	3.76	-	7.60	1.95	-	-	-	-
Tier 5	4.04	-	8.17	2.09	-	-	-	-
Survivorship VUL GuardSM	-
Tier 1	3.43	-	-	1.80	-	-	-	-
Tier 2	3.49	-	-	1.84	-	-	-	-
Tier 3	3.55	-	-	1.87	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-	-
MassMutual ElectrumSM	-	1.11	-	-	0.94	-	-	-
APEX VUL	-	-	-	-	-	0.98	1.30	1.41

See Notes to Financial Statements.

F-21

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	Voya International Index Division	Voya Russell™ Mid Cap Index Division	Voya Russell™ Small Cap Index Division	VY® Clarion Global Real Estate Division
ASSETS
Investments
Number of shares	141,709	161,355	24,795	51,129
Identified cost	$1,416,612	$2,023,755	$432,876	$558,066
Value	$1,693,421	$2,294,463	$433,176	$701,490
Dividends receivable	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	1	2	1	-
Total assets	1,693,422	2,294,465	433,177	701,490
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	-	-	21
NET ASSETS	$1,693,422	$2,294,465	$433,177	$701,469
Outstanding units
Policy owners	1,251,780	1,262,767	265,008	227,531
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-
Strategic Variable Life®	-	-	-	-
Variable Life Select	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-
Survivorship Variable Universal Life	-	-	-	-
Variable Universal Life	-	-	-	-
Strategic Variable Life® Plus	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-
Variable Universal Life II
Tier 1	-	-	-	-
Tier 2	-	-	-	-
VUL GuardSM
Tier 1	-	-	-	-
Tier 2	-	-	-	-
Tier 3	-	-	-	-
Tier 4	-	-	-	-
Tier 5	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	-	-	-
Tier 2	-	-	-	-
Tier 3	-	-	-	-
Tier 4	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	2.96
Tier 2	-	-	-	3.00
Tier 3	-	-	-	3.04
Tier 4	-	-	-	3.19
Strategic Group Variable Universal Life® II	-	-	-	-
MassMutual ElectrumSM	1.35	1.82	1.63	-
APEX VUL	-	-	-	3.04

See Notes to Financial Statements.

F-22

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2021

	American Century VP Capital Appreciation Division	American Century VP Disciplined Core Value Division	American Century VP Inflation Protection Division	American Century VP International Division	American Century VP Value Division	American Funds® Asset Allocation Division	American Funds® Growth-Income Division	BlackRock High Yield V.I. Division
Investment Income
Dividends	$-	$388,114	$863	$427	$280,869	$412,468	$537,716	$8,064
Expenses
Mortality and expense risk fees	2,793	136,284	83	2,768	69,320	99,553	189,873	439
Net investment income (loss)	(2,793)	251,830	780	(2,341)	211,549	312,915	347,843	7,625
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	20,580	628,293	3,975	1,495	740,656	1,029,497	3,020,012	10,050
Realized gain distribution	130,241	5,223,429	-	7,559	-	883,050	463,613	435
Realized gain (loss)	150,821	5,851,722	3,975	9,054	740,656	1,912,547	3,483,625	10,485
Change in net unrealized appreciation/ depreciation of investments	(36,730)	1,235,749	(2,882)	28,505	2,380,713	1,397,925	6,137,907	(9,246)
Net gain (loss) on investments	114,091	7,087,471	1,093	37,559	3,121,369	3,310,472	9,621,532	1,239
Net increase (decrease) in net assets resulting from operations	111,298	7,339,301	1,873	35,218	3,332,918	3,623,387	9,969,375	8,864
Capital transactions:
Transfers of net premiums	68,206	1,143,233	1,785	-	576,609	895,634	1,599,934	13,894
Transfers due to death benefits	-	(44,480)	-	-	(107,472)	(46,805)	(67,255)	-
Transfers due to withdrawal of funds	(8)	(1,393,503)	(2)	2,222	(397,048)	(720,563)	(3,515,936)	15
Transfers due to policy loans, net of repayments	-	(714,303)	-	-	(375,067)	(254,042)	(1,010,174)	(149)
Transfers due to charges for administrative and insurance costs	(6,743)	(906,590)	(372)	(6,869)	(434,282)	(833,749)	(1,244,587)	(2,005)
Transfers between divisions and to/from Guaranteed Principal Account	(9,674)	329,274	(56,407)	1,508,342	29,741	94,352	644,211	(4,405)
Net increase (decrease) in net assets resulting from capital transactions	51,782	(1,586,369)	(54,996)	1,503,695	(707,519)	(865,173)	(3,593,807)	7,350
Total increase (decrease)	163,079	5,752,932	(53,123)	1,538,912	2,625,399	2,758,214	6,375,568	16,214
NET ASSETS, at beginning of the year	995,745	32,069,155	90,026	251,549	14,131,672	25,043,652	43,139,764	137,185
NET ASSETS, at end of the year	$1,158,824	$37,822,087	$36,903	$1,790,461	$16,757,071	$27,801,866	$49,515,332	$153,399

See Notes to Financial Statements.

F-23

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	BlackRock Small Cap Index V.I. Division	BlackRock Small Cap Index V.I. Division	BlackRock Total Return V.I. Division	BNY Mellon MidCap Stock Division	Delaware Ivy VIP Asset Strategy Division	Delaware Ivy VIP Asset Strategy Division	Delaware Ivy VIP Science and Technology Division	Delaware VIP® Emerging Markets Division
		(Class III)			(Class I)	(Class II)
Investment Income
Dividends	$3,349	$13	$8,378	$445	$4	$2,754	$-	$229
Expenses
Mortality and expense risk fees	1,088	1	1,263	474	-	958	67	864
Net investment income (loss)	2,261	12	7,115	(29)	4	1,796	(67)	(635)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(197)	28	(14,175)	19,004	(1)	85	2,781	5,850
Realized gain distribution	32,973	135	1,490	639	21	17,113	11,739	1,829
Realized gain (loss)	32,776	163	(12,685)	19,643	21	17,198	14,520	7,679
Change in net unrealized appreciation/
depreciation of investments	(34,981)	(233)	(815)	11,097	(23)	(7,539)	(10,726)	(36,822)
Net gain (loss) on investments	(2,205)	(71)	(13,500)	30,740	(3)	9,659	3,794	(29,143)
Net increase (decrease) in net assets
resulting from operations	56	(59)	(6,385)	30,711	2	11,455	3,727	(29,778)
Capital transactions:
Transfers of net premiums	335,363	2,159	114,227	4,441	739	11,270	15,339	50,850
Transfers due to death benefits	-	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	438	-	(294,309)	(2)	(2)	(9)	(4)	18
Transfers due to policy loans, net of repayments	-	-	-	(46)	-	-	(1,633)	-
Transfers due to charges for administrative
and insurance costs	(30,506)	(89)	(8,322)	(5,122)	(198)	(439)	(1,325)	(6,081)
Transfers between divisions and to/from
Guaranteed Principal Account	17,943	(518)	19,334	128,223	-	83,665	7,493	100,069
Net increase (decrease) in net assets
resulting from capital transactions	323,238	1,552	(169,070)	127,494	539	94,487	19,870	144,856
Total increase (decrease)	323,294	1,493	(175,454)	158,205	540	105,942	23,597	115,078
NET ASSETS, at beginning of the year	5,787	-	444,258	79,107	-	79,892	20,245	151,492
NET ASSETS, at end of the year	$329,081	$1,493	$268,804	$237,312	$540	$185,834	$43,842	$266,570

See Notes to Financial Statements.

F-24

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	Delaware VIP® Small Cap Value Division	DWS Small Cap Index Division	Eaton Vance VT Floating-Rate Income Division	Fidelity® VIP Bond Index Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Extended Market Index Division	Fidelity® VIP Freedom 2020 Division
					(Initial Class)	(Service Class)
Investment Income
Dividends	$887	$98,775	$3,356	$1,486	$64,928	$4,353	$2,235	$134
Expenses
Mortality and expense risk fees	615	42,897	259	700	432,207	65,708	737	59
Net investment income (loss)	272	55,878	3,097	786	(367,279)	(61,355)	1,498	75
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	32,156	224,972	2,888	1,571	7,446,341	416,118	3,054	545
Realized gain distribution	-	686,741	-	-	13,292,138	1,126,189	9,665	779
Realized gain (loss)	32,156	911,713	2,888	1,571	20,738,479	1,542,307	12,719	1,324
Change in net unrealized appreciation/
depreciation of investments	24,259	531,676	(2,478)	(3,005)	5,250,901	636,153	(8,285)	(193)
Net gain (loss) on investments	56,415	1,443,389	410	(1,435)	25,989,380	2,178,460	4,434	1,131
Net increase (decrease) in net assets
resulting from operations	56,687	1,499,267	3,507	(649)	25,622,101	2,117,105	5,932	1,206
Capital transactions:
Transfers of net premiums	54,896	442,647	8,269	195,142	4,412,300	205,130	185,819	-
Transfers due to death benefits	-	(70,936)	-	-	(341,727)	(436,763)	-	-
Transfers due to withdrawal of funds	(10)	(197,566)	4	(4)	(4,598,134)	(735,040)	1,094	-
Transfers due to policy loans, net of repayments	-	(338,391)	(2)	-	(2,017,701)	(31,097)	-	(1,189)
Transfers due to charges for administrative
and insurance costs	(5,599)	(296,830)	(1,129)	(15,554)	(2,898,953)	(173,824)	(17,161)	(941)
Transfers between divisions and to/from
Guaranteed Principal Account	355,159	136,908	(74,384)	10,433	1,471,651	392,208	12,579	(405)
Net increase (decrease) in net assets
resulting from capital transactions	404,446	(324,168)	(67,242)	190,017	(3,972,564)	(779,386)	182,331	(2,535)
Total increase (decrease)	461,133	1,175,099	(63,735)	189,368	21,649,537	1,337,719	188,263	(1,329)
NET ASSETS, at beginning of the year	24,788	10,685,836	106,816	2,889	95,130,421	8,374,787	2,602	14,846
NET ASSETS, at end of the year	$485,921	$11,860,935	$43,081	$192,257	$116,779,958	$9,712,506	$190,865	$13,517

See Notes to Financial Statements.

F-25

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Growth Division	Fidelity® VIP International Index Division	Fidelity® VIP International Index Division
								(Service Class II)
Investment Income
Dividends	$4,789	$1,258	$8,235	$1,079	$1,820	$-	$5,564	$283
Expenses
Mortality and expense risk fees	1,014	274	1,958	264	252	2,211	850	3
Net investment income (loss)	3,775	984	6,277	815	1,568	(2,211)	4,714	280
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	31,389	7,908	135,578	18,718	8,137	40,055	2,818	(18)
Realized gain distribution	13,462	2,284	28,499	4,146	3,750	135,938	281	14
Realized gain (loss)	44,851	10,192	164,077	22,864	11,887	175,993	3,099	(4)
Change in net unrealized appreciation/
depreciation of investments	(10,354)	(2,127)	(67,554)	(8,682)	(1,043)	(41,607)	(6,455)	(434)
Net gain (loss) on investments	34,497	8,065	96,523	14,182	10,844	134,386	(3,357)	(438)
Net increase (decrease) in net assets
resulting from operations	38,272	9,049	102,800	14,997	12,412	132,175	1,358	(158)
Capital transactions:
Transfers of net premiums	99,981	85,104	172,107	43,229	170,796	138,242	239,265	8,137
Transfers due to death benefits	-	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	173	3	-	695	(8)	2,294	(545)	-
Transfers due to policy loans, net of repayments	(194)	(42)	-	-	-	-	-	-
Transfers due to charges for administrative
and insurance costs	(11,711)	(4,487)	(9,344)	(2,583)	(5,440)	(15,579)	(23,220)	(394)
Transfers between divisions and to/from
Guaranteed Principal Account	261,567	22,129	118,362	27,110	43,174	167,046	12,101	5,969
Net increase (decrease) in net assets
resulting from capital transactions	349,816	102,707	281,125	68,451	208,522	292,003	227,602	13,712
Total increase (decrease)	388,088	111,756	383,925	83,448	220,934	424,178	228,959	13,554
NET ASSETS, at beginning of the year	229,577	15,328	535,494	52,301	14,629	435,983	6,465	-
NET ASSETS, at end of the year	$617,665	$127,084	$919,419	$135,749	$235,563	$860,161	$235,424	$13,554

See Notes to Financial Statements.

F-26

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	Fidelity® VIP Real Estate Division	Fidelity® VIP Total Market Index Division	Franklin Mutual Global Discovery VIP Division	Franklin Small Cap Value VIP Division	Franklin Strategic Income VIP Division	Goldman Sachs Core Fixed Income Division	Goldman Sachs International Equity Insights Division	Goldman Sachs Large Cap Value Division
Investment Income
Dividends	$1,681	$2,585	$52	$184,717	$87	$8,503	$4,466	$81
Expenses
Mortality and expense risk fees	401	1,024	5	71,392	7	1,926	618	22
Net investment income (loss)	1,280	1,561	47	113,325	80	6,577	3,848	59
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	30,259	11,229	5	(4,383)	(56)	31,900	2,421	(124)
Realized gain distribution	1,008	1,388	-	489,112	-	1,131	3,771	884
Realized gain (loss)	31,267	12,617	5	484,729	(56)	33,031	6,192	760
Change in net unrealized appreciation/
depreciation of investments	22,240	8,587	290	3,201,049	1	(57,312)	5,740	659
Net gain (loss) on investments	53,507	21,204	295	3,685,778	(55)	(24,282)	11,932	1,419
Net increase (decrease) in net assets
resulting from operations	54,787	22,765	342	3,799,103	25	(17,705)	15,780	1,478
Capital transactions:
Transfers of net premiums	11,584	266,740	-	743,866	6,719	28,418	26,964	103
Transfers due to death benefits	-	-	-	(9,833)	-	-	-	-
Transfers due to withdrawal of funds	-	727	-	(583,784)	-	1	956	25
Transfers due to policy loans, net of repayments	-	-	(166)	(235,161)	-	-	-	-
Transfers due to charges for administrative
and insurance costs	(3,299)	(30,059)	(88)	(507,570)	(186)	(11,028)	(3,733)	(909)
Transfers between divisions and to/from
Guaranteed Principal Account	36,621	10,430	(61)	548,629	1,431	265,998	(7,385)	-
Net increase (decrease) in net assets
resulting from capital transactions	44,906	247,838	(315)	(43,853)	7,964	283,389	16,802	(781)
Total increase (decrease)	99,693	270,603	27	3,755,250	7,989	265,684	32,581	697
NET ASSETS, at beginning of the year	128,487	7,966	1,915	15,380,819	-	634,452	126,576	6,680
NET ASSETS, at end of the year	$228,180	$278,569	$1,942	$19,136,069	$7,989	$900,136	$159,157	$7,377

See Notes to Financial Statements.

F-27

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	Goldman Sachs Mid Cap Value Division	Goldman Sachs Small Cap Equity Insights Division	Goldman Sachs Strategic Growth Division	Goldman Sachs U.S. Equity Insights Division	Invesco Oppenheimer V.I. International Growth Division	Invesco V.I. American Franchise Division	Invesco V.I. Capital Appreciation Division	Invesco V.I. Comstock Division
Investment Income
Dividends	$9,166	$242	$-	$1,446	$-	$-	$-	$1,128
Expenses
Mortality and expense risk fees	8,581	91	43,733	763	140,637	438	417,126	137
Net investment income (loss)	585	151	(43,733)	683	(140,637)	(438)	(417,126)	991
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	73,711	2,042	205,895	4,186	1,601,110	(6,473)	3,459,072	46
Realized gain distribution	269,750	11,430	1,619,403	41,689	3,056,427	26,095	5,435,710	-
Realized gain (loss)	343,461	13,472	1,825,298	45,875	4,657,537	19,622	8,894,782	46
Change in net unrealized appreciation/
depreciation of investments	173,742	(7,644)	674,392	(3,147)	(1,567,223)	(915)	11,290,275	12,900
Net gain (loss) on investments	517,203	5,828	2,499,690	42,728	3,090,314	18,707	20,185,057	12,946
Net increase (decrease) in net assets
resulting from operations	517,788	5,979	2,455,957	43,411	2,949,677	18,269	19,767,931	13,937
Capital transactions:
Transfers of net premiums	5,016	29,501	247,571	-	2,002,338	-	2,902,880	14,426
Transfers due to death benefits	-	-	(157,619)	-	(77,490)	-	(638,167)	-
Transfers due to withdrawal of funds	(150,400)	(11)	(172,133)	1,442	(1,733,834)	-	(3,409,568)	-
Transfers due to policy loans, net of repayments	-	-	(319,244)	-	(688,029)	-	(1,255,089)	-
Transfers due to charges for administrative
and insurance costs	(18,308)	(1,065)	(307,541)	(4,510)	(894,619)	(5,146)	(2,670,413)	(1,095)
Transfers between divisions and to/from
Guaranteed Principal Account	(4,060)	1,479	208,915	-	667,514	231,182	534,809	-
Net increase (decrease) in net assets
resulting from capital transactions	(167,752)	29,904	(500,051)	(3,068)	(724,120)	226,036	(4,535,548)	13,331
Total increase (decrease)	350,036	35,883	1,955,906	40,343	2,225,557	244,305	15,232,383	27,268
NET ASSETS, at beginning of the year	1,751,755	20,381	11,749,749	152,124	30,988,304	-	91,482,106	39,281
NET ASSETS, at end of the year	$2,101,791	$56,264	$13,705,655	$192,467	$33,213,861	$244,305	$106,714,489	$66,549

See Notes to Financial Statements.

F-28

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	Invesco V.I. Conservative Balanced Division	Invesco V.I. Core Bond Division	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Diversified Dividend Division	Invesco V.I. Global Division	Invesco V.I. Global Real Estate Division	Invesco V.I. Global Strategic Income Division	Invesco V.I. Health Care Division
Investment Income
Dividends	$31,391	$343,016	$-	$55,110	$-	$987	$1,052,697	$9,960
Expenses
Mortality and expense risk fees	15,382	63,708	400,537	10,326	542,855	73	91,291	19,514
Net investment income (loss)	16,009	279,308	(400,537)	44,784	(542,855)	914	961,406	(9,554)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	138,190	89,509	5,117,747	129,584	6,710,193	2,600	(253,616)	257,733
Realized gain distribution	107,326	610,409	9,185,556	9,975	6,871,670	-	-	518,068
Realized gain (loss)	245,516	699,918	14,303,303	139,559	13,581,863	2,600	(253,616)	775,801
Change in net unrealized appreciation/
depreciation of investments	(68,084)	(1,313,429)	293,377	252,677	5,325,487	2,924	(1,574,067)	(215,942)
Net gain (loss) on investments	177,432	(613,511)	14,596,680	392,236	18,907,350	5,524	(1,827,683)	559,859
Net increase (decrease) in net assets
resulting from operations	193,441	(334,203)	14,196,143	437,020	18,364,495	6,438	(866,277)	550,305
Capital transactions:
Transfers of net premiums	76,060	1,272,465	2,578,314	165,515	3,635,303	25,764	1,665,321	263,952
Transfers due to death benefits	(3,600)	(46,932)	(345,994)	(1,122)	(479,346)	-	(81,783)	(6,880)
Transfers due to withdrawal of funds	(510,909)	(280,981)	(3,068,972)	(29,865)	(4,572,540)	11	(940,957)	(147,858)
Transfers due to policy loans, net of repayments	1,904	(252,205)	(1,015,222)	(22,860)	(1,662,100)	-	(346,187)	(116,722)
Transfers due to charges for administrative
and insurance costs	(44,265)	(503,496)	(2,003,306)	(94,438)	(3,047,802)	(1,327)	(905,531)	(166,986)
Transfers between divisions and to/from
Guaranteed Principal Account	3,895	114,518	1,310,117	(122,297)	624,728	2,945	713,503	161,950
Net increase (decrease) in net assets
resulting from capital transactions	(476,915)	303,369	(2,545,063)	(105,067)	(5,501,757)	27,393	104,367	(12,544)
Total increase (decrease)	(283,474)	(30,834)	11,651,080	331,953	12,862,738	33,830	(761,910)	537,761
NET ASSETS, at beginning of the year	2,125,431	16,092,701	78,851,437	2,338,155	123,742,247	9,812	22,762,739	4,530,666
NET ASSETS, at end of the year	$1,841,957	$16,061,867	$90,502,517	$2,670,108	$136,604,985	$43,642	$22,000,829	$5,068,427

See Notes to Financial Statements.

F-29

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	Invesco V.I. International Growth Division	Invesco V.I. Main Street Division	Invesco V.I. Main Street Small Cap Division	Invesco V.I. Small Cap Equity Division	Invesco V.I. Technology Division	Invesco V.I. U.S. Government Money Division	Janus Henderson Balanced Division	Janus Henderson Balanced Division
							(Institutional Class)	(Service Class)
Investment Income
Dividends	$77	$249,033	$12,993	$-	$-	$269	$1,134	$47,258
Expenses
Mortality and expense risk fees	15	136,617	22,838	-	30,264	26,664	627	28,325
Net investment income (loss)	62	112,416	(9,845)	-	(30,264)	(26,395)	507	18,933
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	44	693,197	145,053	12	689,520	-	92,384	423,304
Realized gain distribution	408	2,030,122	218,505	2	786,668	-	1,758	51,887
Realized gain (loss)	452	2,723,319	363,558	14	1,476,188	-	94,142	475,191
Change in net unrealized appreciation/
depreciation of investments	(283)	5,487,756	325,184	(3)	(391,947)	-	(70,569)	587,321
Net gain (loss) on investments	169	8,211,075	688,742	11	1,084,241	-	23,573	1,062,512
Net increase (decrease) in net assets
resulting from operations	231	8,323,491	678,897	11	1,053,977	(26,395)	24,080	1,081,445
Capital transactions:
Transfers of net premiums	-	1,316,999	209,781	-	331,403	881,444	-	211,556
Transfers due to death benefits	-	(224,685)	(2,865)	-	(29,077)	(78)	-	(27,932)
Transfers due to withdrawal of funds	75	(1,206,462)	(496,490)	-	(137,381)	(461,457)	(231,449)	(227,650)
Transfers due to policy loans, net of repayments	(219)	(603,545)	(2,848)	(6)	(205,344)	(1,988)	-	(104,416)
Transfers due to charges for administrative
and insurance costs	(221)	(1,033,772)	(106,653)	(3)	(272,845)	(77,477)	(2,069)	(219,326)
Transfers between divisions and to/from
Guaranteed Principal Account	3,505	242,718	(65,654)	(31)	361,820	(141,131)	-	74,155
Net increase (decrease) in net assets
resulting from capital transactions	3,140	(1,508,747)	(464,729)	(40)	48,577	199,313	(233,518)	(293,613)
Total increase (decrease)	3,371	6,814,744	214,168	(29)	1,102,553	172,918	(209,438)	787,832
NET ASSETS, at beginning of the year	2,676	31,295,753	3,370,033	55	7,438,818	3,689,343	210,982	6,755,986
NET ASSETS, at end of the year	$6,047	$38,110,497	$3,584,201	$26	$8,541,371	$3,862,261	$1,544	$7,543,818

See Notes to Financial Statements.

F-30

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2021
	Janus Henderson Forty Division	Janus Henderson Forty Division	Janus Henderson Global Research Division	Janus Henderson Global Research Division	JPMorgan Insurance Trust U.S. Equity Division	Lord Abbett Developing Growth Division	MFS® Blended Research Core Equity Division	MFS® Global Real Estate Division
	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
Investment Income
Dividends	$-	$-	$64,708	$1,332	$3,899	$-	$2,564	$1,733
Expenses
Mortality and expense risk fees	126,190	2,474	49,368	1,928	1,110	481	541	220
Net investment income (loss)	(126,190)	(2,474)	15,340	(596)	2,789	(481)	2,023	1,513
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,461,216	66,398	637,753	30,041	2,550	17,304	43,958	275
Realized gain distribution	3,938,642	50,355	579,885	17,308	23,236	59,802	15,887	-
Realized gain (loss)	6,399,858	116,753	1,217,638	47,349	25,786	77,106	59,845	275
Change in net unrealized appreciation/
depreciation of investments	487,891	(36,783)	760,409	9,637	87,147	(84,545)	(4,332)	24,250
Net gain (loss) on investments	6,887,749	79,970	1,978,047	56,986	112,933	(7,439)	55,513	24,525
Net increase (decrease) in net assets
resulting from operations	6,761,559	77,496	1,993,387	56,390	115,722	(7,920)	57,536	26,038
Capital transactions:
Transfers of net premiums	673,180	8,685	454,713	5,399	3,728	2,575	13,348	-
Transfers due to death benefits	(220,358)	-	(141,673)	-	-	-	-	-
Transfers due to withdrawal of funds	(2,068,887)	(9,149)	(518,745)	(444)	2	-	(3)	1
Transfers due to policy loans, net of repayments	(589,460)	(4,703)	(293,525)	(869)	-	-	-	-
Transfers due to charges for administrative and insurance costs	(734,919)	(7,764)	(334,603)	(1,174)	(9,704)	(5,087)	(3,764)	(2,114)
Transfers between divisions and to/from Guaranteed Principal Account	787,913	(761)	173,548	2,850	485,068	118,950	118,440	103,825
Net increase (decrease) in net assets
resulting from capital transactions	(2,152,531)	(13,692)	(660,285)	5,762	479,094	116,438	128,021	101,713
Total increase (decrease)	4,609,028	63,804	1,333,102	62,152	594,815	108,518	185,557	127,750
NET ASSETS, at beginning of the year	31,036,579	365,341	11,541,450	324,899	38,118	138,457	116,161	-
NET ASSETS, at end of the year	$35,645,607	$429,145	$12,874,552	$387,051	$632,933	$246,975	$301,718	$127,750

See Notes to Financial Statements.

F-31

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2021
	MFS® Government Securities Division	MFS® Growth Division	MFS® International Intrinsic Value Division	MFS® Investors Trust Division	MFS® Mid Cap Value Division	MFS® New Discovery Division	MFS® Research Division	MFS® Utilities Division
Investment Income
Dividends	$2	$-	$1,872	$5,699	$417	$-	$6,798	$300
Expenses
Mortality and expense risk fees	-	20,848	1,107	4,084	184	46,027	6,533	38
Net investment income (loss)	2	(20,848)	765	1,615	233	(46,027)	265	262
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1)	119,276	23,027	71,342	15,835	383,155	97,910	14
Realized gain distribution	-	500,054	14,671	28,654	354	1,529,581	71,212	585
Realized gain (loss)	(1)	619,330	37,698	99,996	16,189	1,912,736	169,122	599
Change in net unrealized appreciation/
depreciation of investments	(1)	112,138	27,964	101,486	1,610	(1,770,779)	93,037	1,363
Net gain (loss) on investments	(2)	731,468	65,662	201,482	17,799	141,957	262,159	1,962
Net increase (decrease) in net assets
resulting from operations	-	710,620	66,427	203,097	18,032	95,930	262,424	2,224
Capital transactions:
Transfers of net premiums	15	33,954	27,680	26,398	76,685	228,520	11,784	8,455
Transfers due to death benefits	-	(2,473)	-	-	-	(3,887)	(981)	-
Transfers due to withdrawal of funds	-	(384,799)	2	(53,121)	332	(502,194)	(230,260)	-
Transfers due to policy loans, net of repayments	-	2,867	-	(34,186)	-	(166,174)	(62)	-
Transfers due to charges for administrative
and insurance costs	(2)	(75,049)	(10,168)	(18,068)	(3,399)	(180,341)	(36,159)	(303)
Transfers between divisions and to/from
Guaranteed Principal Account	125	369,338	397,805	181,412	(46,546)	231,816	(333,988)	-
Net increase (decrease) in net assets
resulting from capital transactions	138	(56,162)	415,319	102,435	27,072	(392,260)	(589,666)	8,152
Total increase (decrease)	138	654,458	481,745	305,532	45,104	(296,330)	(327,242)	10,376
NET ASSETS, at beginning of the year	-	3,105,539	95,053	770,630	30,142	9,107,858	1,454,714	11,119
NET ASSETS, at end of the year	$138	$3,759,997	$576,798	$1,076,162	$75,246	$8,811,528	$1,127,472	$21,495

See Notes to Financial Statements.

F-32

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2021
	MFS® Value Division	MML Aggressive Allocation Division	MML American Funds Core Allocation Division	MML American Funds Growth Division	MML American Funds International Division	MML Balanced Allocation Division	MML Blend Division	MML Blue Chip Growth Division
Investment Income
Dividends	$46,681	$59,227	$2,665	$-	$155	$30,776	$725,494	$-
Expenses
Mortality and expense risk fees	4,338	22,431	762	5,733	511	12,898	142,571	82,692
Net investment income (loss)	42,343	36,796	1,903	(5,733)	(356)	17,878	582,923	(82,692)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3,275	192,323	14,929	12,067	(2,190)	70,910	735,541	1,286,242
Realized gain distribution	77,735	192,609	4,861	70,301	1,783	71,517	8,699,614	1,899,920
Realized gain (loss)	81,010	384,932	19,790	82,368	(407)	142,427	9,435,155	3,186,162
Change in net unrealized appreciation/
depreciation of investments	183,700	257,820	(144)	77,892	(4,531)	17,612	(5,406,855)	(370,532)
Net gain (loss) on investments	264,710	642,752	19,646	160,260	(4,938)	160,039	4,028,300	2,815,630
Net increase (decrease) in net assets
resulting from operations	307,053	679,548	21,549	154,527	(5,294)	177,917	4,611,223	2,732,938
Capital transactions:
Transfers of net premiums	4,905	876,838	254,038	1,305,651	94,895	507,625	1,378,356	1,526,833
Transfers due to death benefits	-	(71,565)	-	-	-	(4,596)	(224,160)	(72,541)
Transfers due to withdrawal of funds	(4)	(77,434)	(26,516)	(1,222)	(13,729)	(575,592)	(2,311,696)	(737,607)
Transfers due to policy loans, net of repayments	-	(162,525)	(2)	(774)	-	(24,305)	(132,233)	(243,612)
Transfers due to charges for administrative
and insurance costs	(16,375)	(351,037)	(13,510)	(76,600)	(4,048)	(118,023)	(1,393,622)	(625,311)
Transfers between divisions and to/from
Guaranteed Principal Account	3,442,929	230,742	(177,536)	310,848	41,050	155,280	200,617	(13,608)
Net increase (decrease) in net assets
resulting from capital transactions	3,431,455	445,020	36,474	1,537,904	118,168	(59,611)	(2,482,738)	(165,846)
Total increase (decrease)	3,738,507	1,124,567	58,023	1,692,430	112,874	118,306	2,128,485	2,567,092
NET ASSETS, at beginning of the year	153,828	4,056,899	353,215	146,356	32,556	2,195,795	33,347,845	17,390,444
NET ASSETS, at end of the year	$3,892,335	$5,181,466	$411,238	$1,838,786	$145,430	$2,314,101	$35,476,330	$19,957,536

See Notes to Financial Statements.

F-33

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2021
	MML Conservative Allocation Division	MML Dynamic Bond Division	MML Equity Division	MML Equity Income Division	MML Equity Index Division	MML Equity Index Division	MML Equity Index Division	MML Focused Equity Division
					(Service Class I)	(Class II)	(Class III)
Investment Income
Dividends	$26,092	$2,741	$1,664,944	$46,714	$63,175	$1,550,105	$9,817	$4,488
Expenses
Mortality and expense risk fees	13,319	303	456,999	8,982	13,623	468,255	3,898	1,209
Net investment income (loss)	12,773	2,438	1,207,945	37,732	49,552	1,081,850	5,919	3,279
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	47,339	(49)	2,288,648	80,702	733,891	2,204,903	45,810	66,504
Realized gain distribution	64,333	-	-	41,117	246,153	4,700,331	27,533	23,619
Realized gain (loss)	111,672	(49)	2,288,648	121,819	980,044	6,905,234	73,343	90,123
Change in net unrealized appreciation/
depreciation of investments	25,645	(2,423)	21,521,163	252,140	295,593	18,369,636	32,120	(11,295)
Net gain (loss) on investments	137,317	(2,472)	23,809,811	373,959	1,275,637	25,274,870	105,463	78,828
Net increase (decrease) in net assets
resulting from operations	150,090	(34)	25,017,756	411,691	1,325,189	26,356,720	111,382	82,107
Capital transactions:
Transfers of net premiums	209,181	18,870	3,703,704	395,694	312,475	3,353,111	767,540	44,327
Transfers due to death benefits	(12,184)	-	(358,754)	-	-	(300,107)	-	-
Transfers due to withdrawal of funds	(174,350)	(9)	(3,222,544)	(222,686)	215	(1,064,957)	1,728	84
Transfers due to policy loans, net of repayments	(4,454)	-	(1,003,400)	(18,437)	(2,568)	(848,272)	-	(443)
Transfers due to charges for administrative and insurance costs	(55,959)	(1,820)	(3,599,551)	(110,036)	(54,204)	(2,881,429)	(60,701)	(5,977)
Transfers between divisions and to/from Guaranteed Principal Account	(296,882)	33,699	534,441	227,436	573,439	775,732	28,880	(15,504)
Net increase (decrease) in net assets resulting from capital transactions	(334,648)	50,741	(3,946,104)	271,971	829,357	(965,922)	737,447	22,487
Total increase (decrease)	(184,558)	50,707	21,071,652	683,662	2,154,546	25,390,798	848,829	104,594
NET ASSETS, at beginning of the year	1,920,967	35,776	85,886,429	1,546,292	4,150,568	95,853,069	3,221	342,768
NET ASSETS, at end of the year	$1,736,409	$86,483	$106,958,081	$2,229,954	$6,305,114	$121,243,867	$852,050	$447,362

See Notes to Financial Statements.

F-34

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2021
	MML Foreign Division	MML Fundamental Equity Division	MML Fundamental Value Division	MML Global Division	MML Global Division	MML Growth & Income Division	MML Growth Allocation Division	MML High Yield Division
				(Service Class I)	(Class II)
Investment Income
Dividends	$14,306	$5,310	$1,846	$664	$5,745	$14,333	$83,917	$11,791
Expenses
Mortality and expense risk fees	1,786	3,155	798	206	3,365	7,837	28,438	910
Net investment income (loss)	12,520	2,155	1,048	458	2,380	6,496	55,479	10,881
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	18,753	515	5,823	12,005	35,190	97,925	59,492	(1,917)
Realized gain distribution	-	87,539	-	7,941	54,250	93,869	228,056	-
Realized gain (loss)	18,753	88,054	5,823	19,946	89,440	191,794	287,548	(1,917)
Change in net unrealized appreciation/
depreciation of investments	10,383	161,262	19,597	(6,873)	(6,605)	160,242	334,634	(195)
Net gain (loss) on investments	29,136	249,316	25,420	13,073	82,835	352,036	622,182	(2,112)
Net increase (decrease) in net assets
resulting from operations	41,656	251,471	26,468	13,531	85,215	358,532	677,661	8,769
Capital transactions:
Transfers of net premiums	68,739	5,744	24,223	-	97,011	457,382	707,553	25,781
Transfers due to death benefits	(2,050)	-	-	-	(2,580)	(1,405)	-	-
Transfers due to withdrawal of funds	(22,044)	(5,814)	(38,087)	-	(19,281)	(54,893)	(82,467)	(64,914)
Transfers due to policy loans, net of repayments	(3,148)	(360)	(14)	-	(6,190)	(7,842)	(9,080)	(944)
Transfers due to charges for administrative and insurance costs	(16,458)	(4,746)	(5,095)	(2,202)	(36,371)	(122,585)	(306,066)	(2,729)
Transfers between divisions and to/from
Guaranteed Principal Account	214,452	5,138	1,790	68,963	84,268	41,262	620,184	21,342
Net increase (decrease) in net assets
resulting from capital transactions	239,492	(38)	(17,183)	66,762	116,857	311,919	930,125	(21,464)
Total increase (decrease)	281,147	251,433	9,285	80,292	202,072	670,451	1,607,785	(12,695)
NET ASSETS, at beginning of the year	319,256	921,656	93,987	47,922	478,710	1,294,731	4,691,615	113,187
NET ASSETS, at end of the year	$600,403	$1,173,089	$103,272	$128,214	$680,782	$1,965,182	$6,299,400	$100,492

See Notes to Financial Statements.

F-35

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2021
	MML Income & Growth Division	MML Inflation- Protected and Income Division	MML International Equity Division	MML Large Cap Growth Division	MML Managed Bond Division	MML Managed Volatility Division	MML Mid Cap Growth Division	MML Mid Cap Value Division
Investment Income
Dividends	$20,320	$61,254	$467	$177	$1,207,090	$108,275	$-	$21,013
Expenses
Mortality and expense risk fees	4,062	22,853	428	1,797	138,930	38,501	16,109	7,250
Net investment income (loss)	16,258	38,401	39	(1,620)	1,068,160	69,774	(16,109)	13,763
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	109,530	117,482	(148)	6,544	246,467	315,552	130,650	81,819
Realized gain distribution	-	426,740	-	31,172	704,110	-	697,722	33,689
Realized gain (loss)	109,530	544,222	(148)	37,716	950,577	315,552	828,372	115,508
Change in net unrealized appreciation/
depreciation of investments	108,012	(248,111)	2,422	660	(1,855,171)	764,527	(429,876)	154,751
Net gain (loss) on investments	217,542	296,111	2,274	38,376	(904,595)	1,080,079	398,496	270,259
Net increase (decrease) in net assets
resulting from operations	233,800	334,512	2,313	36,756	163,566	1,149,853	382,387	284,022
Capital transactions:
Transfers of net premiums	343,794	363,783	18,320	58,016	1,327,669	542,883	490,876	177,234
Transfers due to death benefits	-	(10,574)	-	-	(182,964)	(15,240)	(2,979)	(1,176)
Transfers due to withdrawal of funds	(24,645)	(113,345)	(1,344)	(20,383)	(1,133,375)	(386,316)	(260,440)	(74,103)
Transfers due to policy loans, net of repayments	(3,360)	(109,073)	(590)	(17)	(362,742)	(250,799)	(27,850)	(7,397)
Transfers due to charges for administrative and insurance costs	(54,097)	(208,675)	(1,136)	(9,996)	(1,095,347)	(339,441)	(203,989)	(84,601)
Transfers between divisions and to/from
Guaranteed Principal Account	77,272	453,208	27,386	193,410	1,056,591	236,239	310,233	105,198
Net increase (decrease) in net assets
resulting from capital transactions	338,964	375,324	42,636	221,030	(390,168)	(212,674)	305,851	115,156
Total increase (decrease)	572,764	709,836	44,949	257,786	(226,602)	937,179	688,238	399,177
NET ASSETS, at beginning of the year	717,380	5,359,804	32,658	103,492	38,463,908	10,400,525	2,851,566	1,187,960
NET ASSETS, at end of the year	$1,290,144	$6,069,640	$77,607	$361,278	$38,237,306	$11,337,704	$3,539,804	$1,587,137

See Notes to Financial Statements.

F-36

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2021
	MML Moderate Allocation Division	MML Short-Duration Bond Division	MML Small Cap Equity Division	MML Small Cap Growth Equity Division	MML Small Company Value Division	MML Small/Mid Cap Value Division	MML Strategic Emerging Markets Division	MML Total Return Bond Division
Investment Income
Dividends	$27,259	$9,175	$140,155	$-	$1,018	$10,772	$-	$2,129
Expenses
Mortality and expense risk fees	10,990	460	127,290	81,464	1,265	4,543	1,016	441
Net investment income (loss)	16,269	8,715	12,865	(81,464)	(247)	6,229	(1,016)	1,688
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	98,247	(3,895)	1,452,199	611,345	10,603	131,460	1,382	(4,223)
Realized gain distribution	72,841	-	1,898,750	3,378,424	18,572	-	29,947	5,009
Realized gain (loss)	171,088	(3,895)	3,350,949	3,989,769	29,175	131,460	31,329	786
Change in net unrealized appreciation/
depreciation of investments	18,953	(4,477)	2,819,207	(2,482,757)	18,348	140,460	(46,030)	(2,877)
Net gain (loss) on investments	190,041	(8,372)	6,170,156	1,507,012	47,523	271,920	(14,702)	(2,091)
Net increase (decrease) in net assets
resulting from operations	206,310	343	6,183,021	1,425,548	47,276	278,149	(15,718)	(403)
Capital transactions:
Transfers of net premiums	314,207	9,722	1,215,195	792,504	9,158	159,883	38,696	64,869
Transfers due to death benefits	-	-	(139,502)	(257,194)	-	(2,516)	-	-
Transfers due to withdrawal of funds	(198,864)	(47)	(1,200,312)	(1,214,634)	(47)	(42,419)	(15,365)	(7,977)
Transfers due to policy loans, net of repayments	(2,025)	(618)	(500,322)	(410,064)	-	(2,992)	(1,386)	(621)
Transfers due to charges for administrative and insurance costs	(113,462)	(2,888)	(936,470)	(568,398)	(5,619)	(56,720)	(5,785)	(5,375)
Transfers between divisions and to/from
Guaranteed Principal Account	20,378	312,255	(26,252)	356,385	191,582	(50,497)	27,306	33,738
Net increase (decrease) in net assets
resulting from capital transactions	20,235	318,424	(1,587,663)	(1,301,401)	195,074	4,739	43,467	84,634
Total increase (decrease)	226,544	318,767	4,595,358	124,147	242,350	282,888	27,749	84,231
NET ASSETS, at beginning of the year	1,810,582	13,182	28,249,486	20,925,468	130,835	809,605	118,330	40,203
NET ASSETS, at end of the year	$2,037,126	$331,949	$32,844,844	$21,049,615	$373,185	$1,092,493	$146,079	$124,434

See Notes to Financial Statements.

F-37

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2021
	MML U.S. Government Money Market Division	PIMCO Commodity- RealReturn® Strategy Division	PIMCO Global Bond Opportunities Division	PIMCO High Yield Division	PIMCO Real Return Division	PIMCO Total Return Division	T. Rowe Price All-Cap Opportunities Division	T. Rowe Price Blue Chip Growth Division
Investment Income
Dividends	$-	$19,121	$11,323	$13,104	$1,034	$2,270	$-	$-
Expenses
Mortality and expense risk fees	70,340	2,068	573	764	53	314	31,911	87,684
Net investment income (loss)	(70,340)	17,053	10,750	12,340	981	1,956	(31,911)	(87,684)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	415	42,670	(176)	(768)	483	(5,829)	241,901	3,168,168
Realized gain distribution	-	-	3,481	-	-	4,458	920,211	2,754,765
Realized gain (loss)	415	42,670	3,306	(768)	483	(1,371)	1,162,112	5,922,933
Change in net unrealized appreciation/
depreciation of investments	(430)	62,625	(24,476)	(2,578)	(380)	(2,359)	(298,805)	(1,969,250)
Net gain (loss) on investments	(16)	105,295	(21,171)	(3,346)	103	(3,730)	863,307	3,953,683
Net increase (decrease) in net assets
resulting from operations	(70,356)	122,348	(10,421)	8,994	1,084	(1,774)	831,396	3,865,999
Capital transactions:
Transfers of net premiums	5,575,815	71,340	13,448	9,515	11,065	7,094	115,419	526,894
Transfers due to death benefits	(80,124)	(896)	-	-	-	-	(38,444)	(62,173)
Transfers due to withdrawal of funds	(4,141,357)	(32,179)	(7)	(149,055)	5	-	(549,403)	(1,766,492)
Transfers due to policy loans, net of repayments	(620,793)	(31,827)	-	-	-	-	20,472	(528,163)
Transfers due to charges for administrative and insurance costs	(1,219,503)	(23,930)	(2,013)	(3,894)	(842)	(1,363)	(78,792)	(422,762)
Transfers between divisions and to/from
Guaranteed Principal Account	(5,253,765)	21,586	4,363	46,333	(10,265)	12,661	90,352	507,298
Net increase (decrease) in net assets
resulting from capital transactions	(5,739,727)	4,094	15,792	(97,101)	(38)	18,392	(440,396)	(1,745,398)
Total increase (decrease)	(5,810,082)	126,442	5,371	(88,107)	1,046	16,618	391,000	2,120,601
NET ASSETS, at beginning of the year	22,206,288	365,739	227,936	265,993	20,601	179,430	4,529,302	23,754,759
NET ASSETS, at end of the year	$16,396,206	$492,181	$233,307	$177,886	$21,647	$196,048	$4,920,302	$25,875,360

See Notes to Financial Statements.

F-38

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2021
	T. Rowe Price Equity Income Division	T. Rowe Price Limited-Term Bond Division	T. Rowe Price Mid-Cap Growth Division	Templeton Foreign VIP Division	Templeton Global Bond VIP Division	Vanguard VIF Global Bond Index Division	Vanguard VIF Mid Cap Index Division	Vanguard VIF Real Estate Index Division
Investment Income
Dividends	$345,069	$1,264	$-	$227,146	$-	$223	$128	$154
Expenses
Mortality and expense risk fees	81,407	240	288,959	47,222	80	714	1,040	722
Net investment income (loss)	263,662	1,024	(288,959)	179,924	(80)	(491)	(912)	(568)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	257,073	2,070	1,976,890	109,344	(2,132)	1,035	8,376	11,170
Realized gain distribution	1,631,417	292	7,537,382	-	-	166	767	203
Realized gain (loss)	1,888,490	2,362	9,514,272	109,344	(2,132)	1,201	9,143	11,373
Change in net unrealized appreciation/
depreciation of investments	2,574,787	(3,424)	632,293	118,222	748	(1,619)	12,085	17,186
Net gain (loss) on investments	4,463,277	(1,062)	10,146,565	227,566	(1,384)	(418)	21,228	28,559
Net increase (decrease) in net assets
resulting from operations	4,726,939	(38)	9,857,606	407,490	(1,464)	(909)	20,316	27,991
Capital transactions:
Transfers of net premiums	986,132	-	1,728,446	615,612	21,755	186,722	298,888	191,132
Transfers due to death benefits	(35,360)	-	(354,652)	(21,762)	-	-	-	-
Transfers due to withdrawal of funds	(596,333)	11	(3,699,480)	(145,496)	1	(52)	171	1,523
Transfers due to policy loans, net of repayments	(443,287)	(8,417)	(966,093)	(189,849)	(27)	-	-	-
Transfers due to charges for administrative and insurance costs	(636,552)	(4,420)	(1,796,625)	(361,745)	(704)	(11,794)	(24,827)	(10,996)
Transfers between divisions and to/from Guaranteed Principal Account	687,701	(46,299)	(157,993)	513,705	(21,904)	14,582	20,406	6,701
Net increase (decrease) in net assets
resulting from capital transactions	(37,699)	(59,125)	(5,246,397)	410,465	(880)	189,458	294,638	188,360
Total increase (decrease)	4,689,240	(59,163)	4,611,209	817,955	(2,343)	188,549	314,954	216,350
NET ASSETS, at beginning of the year	18,840,838	107,265	70,544,711	11,342,176	42,977	2,918	5,680	5,022
NET ASSETS, at end of the year	$23,530,078	$48,102	$75,155,920	$12,160,131	$40,634	$191,467	$320,634	$221,372

See Notes to Financial Statements.

F-39

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2021
	Voya International Index Division	Voya Russell™ Mid Cap Index Division	Voya Russell™ Small Cap Index Division	VY® Clarion Global Real Estate Division
Investment Income
Dividends	$31,021	$15,896	$2,053	$16,690
Expenses
Mortality and expense risk fees	4,142	4,995	1,113	2,560
Net investment income (loss)	26,879	10,901	940	14,130
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	31,433	156,799	137,772	(4,318)
Realized gain distribution	-	193,476	-	-
Realized gain (loss)	31,433	350,275	137,772	(4,318)
Change in net unrealized appreciation/
depreciation of investments	101,082	4,149	(85,014)	166,466
Net gain (loss) on investments	132,515	354,424	52,758	162,149
Net increase (decrease) in net assets
resulting from operations	159,394	365,325	53,698	176,279
Capital transactions:
Transfers of net premiums	168,181	133,451	42,685	79,944
Transfers due to death benefits	-	-	-	-
Transfers due to withdrawal of funds	13	190	653	(29,933)
Transfers due to policy loans, net of repayments	-	-	-	(13,349)
Transfers due to charges for administrative
and insurance costs	(12,871)	(24,237)	(6,347)	(26,037)
Transfers between divisions and to/from
Guaranteed Principal Account	(102,988)	333,318	(24,335)	4,157
Net increase (decrease) in net assets
resulting from capital transactions	52,335	442,722	12,656	14,783
Total increase (decrease)	211,728	808,046	66,353	191,061
NET ASSETS, at beginning of the year	1,481,694	1,486,419	366,824	510,408
NET ASSETS, at end of the year	$1,693,422	$2,294,465	$433,177	$701,469

See Notes to Financial Statements.

F-40

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2020

	American Century VP Capital Appreciation Division	American Century VP Disciplined Core Value Division	American Century VP Inflation Protection Division	American Century VP International Division	American Century VP Value Division	American Funds® Asset Allocation Division	American Funds® Growth-Income Division	BlackRock High Yield V.I. Division
Investment Income
Dividends	$-	$556,366	$1,146	$986	$287,687	$381,365	$528,881	$6,296
Expenses
Mortality and expense risk fees	1,876	118,241	191	1,240	62,244	97,024	176,210	289
Net investment income (loss)	(1,876)	438,125	955	(254)	225,443	284,341	352,671	6,007
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	5,549	344,845	4,115	524	184,394	398,771	642,231	(1,316)
Realized gain distribution	80,012	1,437,507	-	2,975	327,470	103,371	1,021,748	-
Realized gain (loss)	85,561	1,782,352	4,115	3,499	511,864	502,142	1,663,979	(1,316)
Change in net unrealized appreciation/ depreciation of investments	209,956	955,405	2,111	47,272	(730,064)	1,856,952	2,934,933	6,399
Net gain (loss) on investments	295,517	2,737,757	6,226	50,771	(218,200)	2,359,094	4,598,912	5,083
Net increase (decrease) in net assets resulting from operations	293,641	3,175,882	7,181	50,517	7,243	2,643,435	4,951,583	11,090
Capital transactions:
Transfers of net premiums	61,282	1,260,012	32,695	-	624,602	1,149,222	1,645,255	50,929
Transfers due to death benefits	-	(154,107)	-	-	(25,815)	(38,666)	(87,957)	-
Transfers due to withdrawal of funds	(403)	(1,559,802)	1,370	-	(420,496)	(575,510)	(1,389,476)	5,781
Transfers due to policy loans, net of repayments	-	(361,058)	-	-	(168,769)	(160,884)	(675,071)	-
Transfers due to charges for administrative and insurance costs	(8,457)	(931,555)	(1,518)	(2,349)	(399,616)	(852,556)	(1,253,578)	(2,351)
Transfers between divisions and to/from Guaranteed Principal Account	(44,981)	(99,057)	788	-	(85,475)	183,329	(79,755)	(1,541)
Net increase (decrease) in net assets
resulting from capital transactions	7,441	(1,845,567)	33,335	(2,349)	(475,569)	(295,065)	(1,840,582)	52,818
Total increase (decrease)	301,082	1,330,315	40,516	48,168	(468,326)	2,348,370	3,111,001	63,908
NET ASSETS, at beginning of the year	694,663	30,738,840	49,510	203,381	14,599,998	22,695,282	40,028,763	73,277
NET ASSETS, at end of the year	$995,745	$32,069,155	$90,026	$251,549	$14,131,672	$25,043,652	$43,139,764	$137,185

See Notes to Financial Statements.

F-41

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020
	BlackRock Small Cap Index V.I. Division	BlackRock Total Return V.I. Division	BNY Mellon MidCap Stock Division	Delaware VIP® Emerging Markets Division	Delaware VIP® Small Cap Value Division	DWS Small Cap Index Division	Eaton Vance VT Floating-Rate Income Division	Fidelity® VIP Bond Index Division
Investment Income
Dividends	$6	$8,622	$252	$530	$19	$91,963	$2,591	$2
Expenses
Mortality and expense risk fees	1	986	148	258	27	33,373	184	-
Net investment income (loss)	5	7,636	104	272	(8)	58,590	2,407	2
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(3)	4,658	(13,952)	8,139	947	47,101	(224)	(3)
Realized gain distribution	14	21,047	-	1,987	109	851,032	-	-
Realized gain (loss)	11	25,705	(13,952)	10,126	1,056	898,133	(224)	(3)
Change in net unrealized appreciation/depreciation of investments	(22)	(1,118)	9,772	25,148	4,088	788,105	2,265	3
Net gain (loss) on investments	(11)	24,587	(4,180)	35,274	5,144	1,686,238	2,041	-
Net increase (decrease) in net assets resulting from operations	(6)	32,223	(4,076)	35,546	5,136	1,744,828	4,448	2
Capital transactions:
Transfers of net premiums	3,043	65,893	-	39,083	18,478	407,858	27,058	2,822
Transfers due to death benefits	-	-	-	-	-	(12,494)	-	-
Transfers due to withdrawal of funds	(37)	169	342	6,359	16	(350,743)	2,557	3
Transfers due to policy loans, net of repayments	-	-	-	-	-	(137,305)	-	-
Transfers due to charges for administrative and insurance costs	(299)	(8,289)	(2,008)	(2,017)	(1,827)	(270,131)	(1,413)	(208)
Transfers between divisions and to/from Guaranteed Principal Account	3,086	24,398	84,849	2,273	509	72,613	28,415	270
Net increase (decrease) in net assets
resulting from capital transactions	5,793	82,171	83,183	45,698	17,176	(290,202)	56,617	2,887
Total increase (decrease)	5,787	114,394	79,107	81,244	22,312	1,454,626	61,065	2,889
NET ASSETS, at beginning of the year	-	329,864	-	70,248	2,476	9,231,210	45,751	-
NET ASSETS, at end of the year	$5,787	$444,258	$79,107	$151,492	$24,788	$10,685,836	$106,816	$2,889

See Notes to Financial Statements.

F-42

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020
	Fidelity® VIP Contrafund® Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Extended Market Index Division	Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division
	(Initial Class)	(Service Class)
Investment Income
Dividends	$203,975	$10,492	$-	$170	$1,357	$159	$5,158	$427
Expenses
Mortality and expense risk fees	372,339	53,110	-	34	207	16	722	79
Net investment income (loss)	(168,364)	(42,618)	-	136	1,150	143	4,436	348
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3,311,817	182,339	(19)	(482)	(657)	516	(18,582)	(190)
Realized gain distribution	413,348	35,840	-	932	3,120	82	13,693	1,146
Realized gain (loss)	3,725,165	218,179	(19)	450	2,463	598	(4,889)	956
Change in net unrealized appreciation/ depreciation of investments	18,362,549	1,781,651	21	1,048	13,130	1,440	39,534	8,284
Net gain (loss) on investments	22,087,714	1,999,830	2	1,498	15,593	2,038	34,645	9,240
Net increase (decrease) in net assets resulting from operations	21,919,350	1,957,212	2	1,634	16,743	2,181	39,081	9,588
Capital transactions:
Transfers of net premiums	3,807,628	293,239	2,822	1,516	36,462	13,072	207,439	28,632
Transfers due to death benefits	(290,081)	(35,722)	-	-	-	-	-	-
Transfers due to withdrawal of funds	(2,730,348)	(510,300)	(14)	1	281	14	2	19
Transfers due to policy loans, net of repayments	(1,748,939)	(2,751)	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(2,797,098)	(169,176)	(208)	(741)	(5,982)	(1,367)	(7,038)	(1,886)
Transfers between divisions and to/from Guaranteed Principal Account	1,443,737	56,852	-	12,436	182,073	1,428	4,961	(3,495)
Net increase (decrease) in net assets resulting from capital transactions	(2,315,101)	(367,858)	2,600	13,212	212,834	13,147	205,364	23,270
Total increase (decrease)	19,604,249	1,589,354	2,602	14,846	229,577	15,328	244,445	32,858
NET ASSETS, at beginning of the year	75,526,172	6,785,433	-	-	-	-	291,049	19,443
NET ASSETS, at end of the year	$95,130,421	$8,374,787	$2,602	$14,846	$229,577	$15,328	$535,494	$52,301

See Notes to Financial Statements.

F-43

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020
	Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Growth Division	Fidelity® VIP International Index Division	Fidelity® VIP Real Estate Division	Fidelity® VIP Total Market Index Division	Franklin Mutual Global Discovery VIP Division	Franklin Small Cap Value VIP Division	Goldman Sachs Core Fixed Income Division
Investment Income
Dividends	$112	$154	$16	$2,337	$34	$33	$189,431	$10,844
Expenses
Mortality and expense risk fees	16	1,476	1	261	2	3	61,076	1,354
Net investment income (loss)	96	(1,322)	15	2,076	32	30	128,355	9,490
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,049	6,475	17	(21,854)	-	(40)	(1,744,682)	4,394
Realized gain distribution	92	24,797	-	4,055	-	27	805,702	5,202
Realized gain (loss)	1,141	31,272	17	(17,799)	-	(13)	(938,980)	9,596
Change in net unrealized appreciation/depreciation of investments	1,606	89,184	70	6,649	76	(2)	1,517,991	27,211
Net gain (loss) on investments	2,747	120,456	87	(11,150)	76	(15)	579,011	36,807
Net increase (decrease) in net assets resulting from operations	2,843	119,134	102	(9,074)	108	15	707,366	46,297
Capital transactions:
Transfers of net premiums	13,527	32,440	3,078	35,203	3,184	-	781,493	29,374
Transfers due to death benefits	-	(3,604)	-	-	-	-	(29,706)	-
Transfers due to withdrawal of funds	19	(284)	11	4,537	(24)	(9)	(438,932)	54
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	(208,089)	-
Transfers due to charges for administrative and insurance costs	(1,387)	(8,665)	(227)	(2,652)	(361)	(47)	(447,255)	(7,329)
Transfers between divisions and to/from Guaranteed Principal Account	(373)	108,877	3,501	60,672	5,059	1,956	171,289	148,529
Net increase (decrease) in net assets resulting from capital transactions	11,786	128,764	6,363	97,760	7,858	1,900	(171,200)	170,628
Total increase (decrease)	14,629	247,898	6,465	88,686	7,966	1,915	536,166	216,925
NET ASSETS, at beginning of the year	-	188,085	-	39,801	-	-	14,844,653	417,527
NET ASSETS, at end of the year	$14,629	$435,983	$6,465	$128,487	$7,966	$1,915	$15,380,819	$634,452

See Notes to Financial Statements.

F-44

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020

	Goldman Sachs International Equity Insights Division	Goldman Sachs Large Cap Value Division	Goldman Sachs Mid Cap Value Division	Goldman Sachs Small Cap Equity Insights Division	Goldman Sachs Strategic Growth Division	Goldman Sachs U.S. Equity Insights Division	Invesco Oppenheimer V.I. Capital Appreciation Division	Invesco Oppenheimer V.I. Conservative Balanced Division
Investment Income
Dividends	$1,784	$85	$9,717	$38	$8,961	$1,184	$-	$40,594
Expenses
Mortality and expense risk fees	758	20	8,784	31	37,454	787	352,384	14,225
Net investment income (loss)	1,026	65	933	7	(28,493)	397	(352,384)	26,369
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(11,089)	(285)	102,894	(53)	(85,223)	3,108	4,687,113	22,685
Realized gain distribution	-	112	24,681	236	878,278	5,951	11,899,125	45,107
Realized gain (loss)	(11,089)	(173)	127,575	183	793,055	9,059	16,586,238	67,792
Change in net unrealized appreciation/depreciation of investments	16,357	257	1,768	3,125	2,640,841	12,404	9,038,853	163,097
Net gain (loss) on investments	5,268	84	129,343	3,308	3,433,896	21,463	25,625,091	230,889
Net increase (decrease) in net assets resulting from operations	6,294	149	130,276	3,315	3,405,403	21,860	25,272,707	257,258
Capital transactions:
Transfers of net premiums	8,589	94	7,074	9,672	261,774	-	3,052,124	93,222
Transfers due to death benefits	(39,781)	-	(32,884)	-	(18,604)	-	(457,355)	(2,386)
Transfers due to withdrawal of funds	(1,757)	(1)	(2,478)	53	(192,584)	(1)	(5,571,027)	(41,974)
Transfers due to policy loans, net of repayments	-	-	-	-	(133,192)	-	(1,440,206)	(4,457)
Transfers due to charges for administrative and insurance costs	(3,544)	(840)	(17,541)	(650)	(298,326)	(4,721)	(2,673,539)	(50,402)
Transfers between divisions and to/from Guaranteed Principal Account	2,971	-	(794,639)	-	(241,798)	-	(1,519,891)	77,216
Net increase (decrease) in net assets resulting from capital transactions	(33,522)	(747)	(840,468)	9,075	(622,730)	(4,722)	(8,609,894)	71,219
Total increase (decrease)	(27,228)	(598)	(710,192)	12,390	2,782,673	17,138	16,662,813	328,477
NET ASSETS, at beginning of the year	153,804	7,278	2,461,947	7,991	8,967,076	134,986	74,819,293	1,796,954
NET ASSETS, at end of the year	$126,576	$6,680	$1,751,755	$20,381	$11,749,749	$152,124	$91,482,106	$2,125,431

See Notes to Financial Statements.

F-45

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020
	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Division	Invesco Oppenheimer V.I. Global Division	Invesco Oppenheimer V.I. Global Strategic Income Division	Invesco Oppenheimer V.I. Government Money Division	Invesco Oppenheimer V.I. International Growth Division	Invesco Oppenheimer V.I. Main Street Division	Invesco Oppenheimer V.I. Main Street Small Cap Division	Invesco Oppenheimer V.I. Total Return Bond Division
		(Class II)
Investment Income
Dividends	$24,637	$714,364	$1,275,389	$8,081	$248,129	$419,742	$17,437	$483,081
Expenses
Mortality and expense risk fees	320,115	447,884	98,364	26,535	134,166	116,749	18,391	73,770
Net investment income (loss)	(295,478)	266,480	1,177,025	(18,454)	113,963	302,993	(954)	409,311
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3,520,739	1,991,833	(432,945)	-	582,789	403,726	(52,299)	168,760
Realized gain distribution	5,136,080	3,722,045	-	-	366,484	2,764,246	39,495	-
Realized gain (loss)	8,656,819	5,713,878	(432,945)	-	949,273	3,167,972	(12,804)	168,760
Change in net unrealized appreciation/depreciation of investments	14,540,676	20,462,629	(116,243)	-	4,275,117	167,430	548,218	685,555
Net gain (loss) on investments	23,197,495	26,176,507	(549,188)	-	5,224,390	3,335,402	535,414	854,315
Net increase (decrease) in net assets resulting from operations	22,902,017	26,442,987	627,837	(18,454)	5,338,353	3,638,395	534,460	1,263,626
Capital transactions:
Transfers of net premiums	2,282,355	3,726,307	1,818,248	809,016	2,077,944	1,300,300	228,237	1,378,063
Transfers due to death benefits	(165,169)	(381,838)	(81,437)	(13,042)	(31,878)	(128,013)	-	(50,479)
Transfers due to withdrawal of funds	(3,574,741)	(3,159,032)	(757,665)	(420,342)	(650,431)	(1,805,057)	(185,204)	(315,297)
Transfers due to policy loans, net of repayments	(1,137,915)	(1,156,981)	(333,891)	(14,962)	(424,063)	(391,262)	(11,363)	(110,545)
Transfers due to charges for administrative and insurance costs	(1,930,066)	(2,976,866)	(1,041,290)	(88,863)	(849,189)	(1,051,470)	(75,713)	(583,768)
Transfers between divisions and to/from Guaranteed Principal Account	143,409	(1,115,798)	235,598	(237,106)	209,152	(378,314)	(14,938)	786,002
Net increase (decrease) in net assets resulting from capital transactions	(4,382,127)	(5,064,208)	(160,437)	34,701	331,535	(2,453,816)	(58,981)	1,103,976
Total increase (decrease)	18,519,890	21,378,779	467,400	16,247	5,669,888	1,184,579	475,479	2,367,602
NET ASSETS, at beginning of the year	60,331,547	102,363,468	22,295,339	3,673,096	25,318,416	30,111,174	2,894,554	13,725,099
NET ASSETS, at end of the year	$78,851,437	$123,742,247	$22,762,739	$3,689,343	$30,988,304	$31,295,753	$3,370,033	$16,092,701

See Notes to Financial Statements.

F-46

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020

	Invesco V.I. Comstock Division	Invesco V.I. Diversified Dividend Division	Invesco V.I. Global Real Estate Division	Invesco V.I. Health Care Division	Invesco V.I. International Growth Division	Invesco V.I. Small Cap Equity Division	Invesco V.I. Technology Division	Ivy VIP Asset Strategy Division
								(Class II)
Investment Income
Dividends	$847	$66,965	$365	$12,822	$51	$-	$-	$1,448
Expenses
Mortality and expense risk fees	66	9,265	9	18,700	4	-	25,175	446
Net investment income (loss)	781	57,700	356	(5,878)	47	-	(25,175)	1,002
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(427)	(22,669)	258	90,079	(6)	(1)	534,016	-
Realized gain distribution	930	55,691	204	97,607	49	2	570,294	1,178
Realized gain (loss)	503	33,022	462	187,686	43	1	1,104,310	1,178
Change in net unrealized appreciation/ depreciation of investments	3,569	(98,254)	59	370,542	261	7	1,265,738	7,218
Net gain (loss) on investments	4,072	(65,232)	521	558,228	304	8	2,370,048	8,396
Net increase (decrease) in net assets resulting from operations	4,853	(7,532)	877	552,350	351	8	2,344,873	9,398
Capital transactions:
Transfers of net premiums	20,833	156,017	8,106	335,343	-	-	407,550	8,676
Transfers due to death benefits	-	(7,284)	-	(5,497)	-	-	(9,835)	-
Transfers due to withdrawal of funds	(34)	(72,587)	9	(78,660)	(4)	-	(195,410)	31
Transfers due to policy loans, net of repayments	-	(39,525)	-	(40,624)	-	-	(89,097)	-
Transfers due to charges for administrative and insurance costs	(1,771)	(103,374)	(839)	(176,913)	(77)	(1)	(260,863)	(450)
Transfers between divisions and to/from Guaranteed Principal Account	-	73,739	1,659	(2,243)	2,406	48	79,629	-
Net increase (decrease) in net assets resulting from capital transactions	19,028	6,986	8,935	31,406	2,325	47	(68,026)	8,257
Total increase (decrease)	23,881	(546)	9,812	583,756	2,676	55	2,276,847	17,655
NET ASSETS, at beginning of the year	15,400	2,338,701	-	3,946,910	-	-	5,161,971	62,237
NET ASSETS, at end of the year	$39,281	$2,338,155	$9,812	$4,530,666	$2,676	$55	$7,438,818	$79,892

See Notes to Financial Statements.

F-47

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020
	Ivy VIP Science and Technology Division	Janus Henderson Balanced Division	Janus Henderson Balanced Division	Janus Henderson Forty Division	Janus Henderson Forty Division	Janus Henderson Global Research Division	Janus Henderson Global Research Division	JPMorgan Insurance Trust U.S. Equity Division
		(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
Investment Income
Dividends	$-	$3,485	$91,351	$69,121	$488	$71,900	$1,509	$-
Expenses
Mortality and expense risk fees	41	1,159	27,737	103,422	1,920	40,665	1,470	19
Net investment income (loss)	(41)	2,326	63,614	(34,301)	(1,432)	31,235	39	(19)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	55	2,701	317,261	1,029,992	4,042	322,722	725	-
Realized gain distribution	2,297	3,063	90,676	1,788,907	22,364	520,630	14,634	-
Realized gain (loss)	2,352	5,764	407,937	2,818,899	26,406	843,352	15,359	-
Change in net unrealized appreciation/depreciation of investments	2,739	17,161	326,268	5,866,522	75,554	1,002,951	36,797	3,057
Net gain (loss) on investments	5,091	22,925	734,205	8,685,421	101,960	1,846,303	52,156	3,057
Net increase (decrease) in net assets resulting from operations	5,050	25,251	797,819	8,651,120	100,528	1,877,538	52,195	3,038
Capital transactions:
Transfers of net premiums	-	-	267,356	695,677	9,068	467,782	5,104	-
Transfers due to death benefits	-	(6,142)	(11,233)	(78,238)	-	(22,510)	-	-
Transfers due to withdrawal of funds	(7)	(139)	(140,470)	(801,859)	(496)	(345,406)	(9)	(1)
Transfers due to policy loans, net of repayments	-	-	(51,045)	(492,523)	(1,547)	(150,836)	(1,312)	-
Transfers due to charges for administrative and insurance costs	(731)	(3,287)	(218,912)	(717,043)	(6,995)	(337,045)	(925)	(139)
Transfers between divisions and to/from Guaranteed Principal Account	15,933	-	157,531	(66,519)	(112)	(77,397)	1,364	35,220
Net increase (decrease) in net assets resulting from capital transactions	15,195	(9,568)	3,227	(1,460,505)	(82)	(465,412)	4,222	35,080
Total increase (decrease)	20,245	15,683	801,046	7,190,615	100,446	1,412,126	56,417	38,118
NET ASSETS, at beginning of the year	-	195,299	5,954,940	23,845,964	264,895	10,129,324	268,482	-
NET ASSETS, at end of the year	$20,245	$210,982	$6,755,986	$31,036,579	$365,341	$11,541,450	$324,899	$38,118

See Notes to Financial Statements.

F-48

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020

	Lord Abbett Developing Growth Division	MFS® Blended Research Core Equity Division	MFS® Growth Division	MFS® International Intrinsic Value Division	MFS® Investors Trust Division	MFS® Mid Cap Value Division	MFS® New Discovery Division	MFS® Research Division
Investment Income
Dividends	$-	$1,552	$-	$689	$5,133	$219	$-	$7,267
Expenses
Mortality and expense risk fees	181	228	17,309	157	3,756	29	37,079	6,019
Net investment income (loss)	(181)	1,324	(17,309)	532	1,377	190	(37,079)	1,248
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(63)	(11,015)	376,930	164	27,384	1,578	265,171	3,953
Realized gain distribution	9,765	4,921	201,559	1,388	24,552	741	691,909	40,061
Realized gain (loss)	9,702	(6,094)	578,489	1,552	51,936	2,319	957,080	44,014
Change in net unrealized appreciation/depreciation of investments	32,382	12,490	239,316	12,399	32,253	2,997	1,994,061	121,528
Net gain (loss) on investments	42,084	6,396	817,805	13,951	84,189	5,316	2,951,141	165,542
Net increase (decrease) in net assets resulting from operations	41,903	7,720	800,496	14,483	85,566	5,506	2,914,062	166,790
Capital transactions:
Transfers of net premiums	3,655	19,730	87,374	27,079	27,192	25,828	217,040	13,937
Transfers due to death benefits	-	-	(34,588)	-	-	-	(17,308)	(18,999)
Transfers due to withdrawal of funds	(182)	2,888	(142,887)	86	(15,421)	26	(253,245)	(62,778)
Transfers due to policy loans, net of repayments	-	-	(2,685)	-	(7,501)	-	(60,605)	(4)
Transfers due to charges for administrative and insurance costs	(2,581)	(2,363)	(61,034)	(2,929)	(18,290)	(2,672)	(165,590)	(28,326)
Transfers between divisions and to/from Guaranteed Principal Account	93,350	70,940	(605,451)	34,563	(227,522)	1,454	(152,209)	301,048
Net increase (decrease) in net assets resulting from capital transactions	94,242	91,195	(759,271)	58,799	(241,542)	24,636	(431,917)	204,878
Total increase (decrease)	136,145	98,915	41,225	73,282	(155,976)	30,142	2,482,145	371,668
NET ASSETS, at beginning of the year	2,312	17,246	3,064,314	21,771	926,606	-	6,625,713	1,083,046
NET ASSETS, at end of the year	$138,457	$116,161	$3,105,539	$95,053	$770,630	$30,142	$9,107,858	$1,454,714

See Notes to Financial Statements.

F-49

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020

	MFS® Utilities Division	MFS® Value Division	MML Aggressive Allocation Division	MML American Funds Core Allocation Division	MML American Funds Growth Division	MML American Funds International Division	MML Balanced Allocation Division	MML Blend Division
Investment Income
Dividends	$208	$1,531	$54,840	$3,194	$772	$267	$50,914	$-
Expenses
Mortality and expense risk fees	18	227	17,832	576	639	193	12,151	128,598
Net investment income (loss)	190	1,304	37,008	2,618	133	74	38,763	(128,598)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(19)	-	(176,350)	(199)	732	(32)	(24,657)	626,347
Realized gain distribution	218	4,291	232,770	9,969	11,197	1,482	67,067	1,352,143
Realized gain (loss)	199	4,291	56,420	9,770	11,929	1,450	42,410	1,978,490
Change in net unrealized appreciation/ depreciation of investments	484	10,025	372,814	12,314	33,667	2,216	131,069	1,849,260
Net gain (loss) on investments	683	14,316	429,234	22,084	45,596	3,666	173,479	3,827,750
Net increase (decrease) in net assets resulting from operations	873	15,620	466,242	24,702	45,729	3,740	212,242	3,699,152
Capital transactions:
Transfers of net premiums	5,637	-	668,068	151,060	16,860	1,315	316,684	1,583,216
Transfers due to death benefits	-	-	-	-	-	-	-	(173,738)
Transfers due to withdrawal of funds	62	1	(140,431)	(6,869)	147	5	(78,338)	(1,108,511)
Transfers due to policy loans, net of repayments	-	-	(67,131)	-	(218)	-	(16,106)	(183,112)
Transfers due to charges for administrative
and insurance costs	(301)	(2,455)	(307,712)	(9,516)	(1,116)	(2)	(106,360)	(1,634,819)
Transfers between divisions and to/from Guaranteed Principal Account	-	104,236	(8,171)	170,211	9,081	-	24,019	(78,335)
Net increase (decrease) in net assets resulting from capital transactions	5,398	101,782	144,623	304,886	24,754	1,318	139,899	(1,595,299)
Total increase (decrease)	6,271	117,402	610,865	329,588	70,483	5,058	352,141	2,103,853
NET ASSETS, at beginning of the year	4,848	36,426	3,446,034	23,627	75,873	27,498	1,843,654	31,243,992
NET ASSETS, at end of the year	$11,119	$153,828	$4,056,899	$353,215	$146,356	$32,556	$2,195,795	$33,347,845

See Notes to Financial Statements.

F-50

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020

	MML Blue Chip Growth Division	MML Conservative Allocation Division	MML Dynamic Bond Division	MML Equity Division	MML Equity Income Division	MML Equity Index Division	MML Equity Index Division	MML Equity Index Division
						(Service Class I)	(Class II)	(Class III)
Investment Income
Dividends	$-	$53,813	$87	$1,767,489	$30,786	$59,179	$1,590,329	$-
Expenses
Mortality and expense risk fees	66,047	12,670	108	354,409	5,703	8,386	411,874	1
Net investment income (loss)	(66,047)	41,143	(21)	1,413,080	25,083	50,793	1,178,455	(1)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	179,516	2,062	281	1,034,770	(117,023)	(177,995)	3,004,591	30
Realized gain distribution	1,243,209	57,328	-	8,582,705	88,097	857,057	20,775,575	-
Realized gain (loss)	1,422,725	59,390	281	9,617,475	(28,926)	679,062	23,780,166	30
Change in net unrealized appreciation/ depreciation of investments	2,937,432	108,746	813	(9,225,719)	47,235	(33,303)	(10,251,303)	29
Net gain (loss) on investments	4,360,157	168,136	1,094	391,756	18,309	645,759	13,528,863	59
Net increase (decrease) in net assets resulting from operations	4,294,110	209,279	1,073	1,804,836	43,392	696,552	14,707,318	58
Capital transactions:
Transfers of net premiums	1,633,561	262,745	15,795	3,804,631	178,342	591,638	3,630,398	2,946
Transfers due to death benefits	(33,408)	-	-	(560,844)	(5,672)	-	(344,606)	-
Transfers due to withdrawal of funds	(392,604)	(316,221)	(1)	(2,264,027)	(12,892)	35,894	(4,372,402)	(28)
Transfers due to policy loans, net of repayments	(195,565)	(1,498)	-	(787,973)	(1,363)	-	(454,917)	-
Transfers due to charges for administrative and insurance costs	(574,651)	(62,257)	(828)	(3,617,432)	(91,771)	(51,463)	(2,757,612)	(208)
Transfers between divisions and to/from Guaranteed Principal Account	262,488	(9,104)	9,448	200,049	301,617	(9,541)	317,050	453
Net increase (decrease) in net assets resulting from capital transactions	699,821	(126,335)	24,414	(3,225,596)	368,261	566,528	(3,982,089)	3,163
Total increase (decrease)	4,993,931	82,944	25,487	(1,420,760)	411,653	1,263,080	10,725,229	3,221
NET ASSETS, at beginning of the year	12,396,513	1,838,023	10,289	87,307,189	1,134,639	2,887,488	85,127,840	-
NET ASSETS, at end of the year	$17,390,444	$1,920,967	$35,776	$85,886,429	$1,546,292	$4,150,568	$95,853,069	$3,221

See Notes to Financial Statements.

F-51

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020

	MML Focused Equity Division	MML Foreign Division	MML Fundamental Equity Division	MML Fundamental Value Division	MML Global Division	MML Global Division	MML Growth & Income Division	MML Growth Allocation Division
					(Service Class I)	(Class II)
Investment Income
Dividends	$2,337	$8,010	$297	$1,507	$370	$4,198	$9,949	$86,192
Expenses
Mortality and expense risk fees	828	1,202	2,368	886	75	2,260	5,286	22,265
Net investment income (loss)	1,509	6,808	(2,071)	621	295	1,938	4,663	63,927
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	9,082	(25,472)	(6,964)	(32,555)	(214)	(8,439)	(427)	(123,217)
Realized gain distribution	12,815	9,428	93,130	14,120	1,308	15,176	78,999	257,200
Realized gain (loss)	21,897	(16,044)	86,166	(18,435)	1,094	6,737	78,572	133,983
Change in net unrealized appreciation/depreciation of investments	24,567	31,922	66,944	15,506	2,924	49,915	83,275	312,738
Net gain (loss) on investments	46,464	15,878	153,110	(2,929)	4,018	56,652	161,847	446,721
Net increase (decrease) in net assets resulting from operations	47,973	22,686	151,039	(2,308)	4,313	58,590	166,510	510,648
Capital transactions:
Transfers of net premiums	104,447	62,513	50,198	9,011	-	84,098	203,168	881,425
Transfers due to death benefits	-	-	-	-	-	-	-	(4,999)
Transfers due to withdrawal of funds	7,641	(9,570)	(683)	(55,519)	-	(16,474)	(15,452)	(323,053)
Transfers due to policy loans, net of repayments	-	(2,318)	-	(1,366)	-	(2,932)	(8,706)	(17,932)
Transfers due to charges for administrative and insurance costs	(7,077)	(15,133)	(7,147)	(312)	(1,014)	(34,398)	(117,453)	(292,204)
Transfers between divisions and to/from Guaranteed Principal Account	(56,575)	1,511	(46,975)	22	44,623	4,671	30,500	(516,908)
Net increase (decrease) in net assets resulting from capital transactions	48,436	37,003	(4,607)	(48,164)	43,609	34,965	92,057	(273,671)
Total increase (decrease)	96,409	59,689	146,432	(50,472)	47,922	93,555	258,567	236,977
NET ASSETS, at beginning of the year	246,359	259,567	775,224	144,459	-	385,155	1,036,164	4,454,638
NET ASSETS, at end of the year	$342,768	$319,256	$921,656	$93,987	$47,922	$478,710	$1,294,731	$4,691,615

See Notes to Financial Statements.

F-52

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020

	MML High Yield Division	MML Income & Growth Division	MML Inflation- Protected and Income Division	MML International Equity Division	MML Large Cap Growth Division	MML Managed Bond Division	MML Managed Volatility Division	MML Mid Cap Growth Division
Investment Income
Dividends	$25	$11,903	$6,192	$825	$287	$35,893	$134,712	$1,752
Expenses
Mortality and expense risk fees	746	2,598	24,279	174	619	142,029	39,981	11,269
Net investment income (loss)	(721)	9,305	(18,087)	651	(332)	(106,136)	94,731	(9,517)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(146)	(63,392)	111,890	(24)	151	121,686	129,780	(38,387)
Realized gain distribution	-	1,675	-	730	3,891	-	-	214,784
Realized gain (loss)	(146)	(61,717)	111,890	706	4,042	121,686	129,780	176,397
Change in net unrealized appreciation/depreciation of investments	6,197	89,918	451,233	960	19,766	2,630,473	381,310	398,379
Net gain (loss) on investments	6,051	28,201	563,123	1,666	23,808	2,752,159	511,090	574,776
Net increase (decrease) in net assets resulting from operations	5,330	37,506	545,036	2,317	23,476	2,646,023	605,821	565,259
Capital transactions:
Transfers of net premiums	8,343	119,403	314,846	4,151	7,779	1,388,634	550,286	439,794
Transfers due to death benefits	-	-	(360,246)	-	-	(136,945)	(44,481)	(2,521)
Transfers due to withdrawal of funds	(240)	1,790	(200,725)	35	58	(1,017,198)	(236,904)	(38,383)
Transfers due to policy loans, net of repayments	(218)	(1,754)	(128,853)	-	(1,654)	(216,660)	(158,254)	(8,502)
Transfers due to charges for administrative and insurance costs	(128)	(39,227)	(228,128)	(4)	(145)	(1,240,064)	(360,319)	(192,185)
Transfers between divisions and to/from Guaranteed Principal Account	484	110,352	442,336	75	676	218,743	291,719	236,666
Net increase (decrease) in net assets resulting from capital transactions	8,241	190,564	(160,770)	4,257	6,714	(1,003,490)	42,048	434,869
Total increase (decrease)	13,571	228,070	384,266	6,574	30,190	1,642,533	647,868	1,000,128
NET ASSETS, at beginning of the year	99,616	489,310	4,975,538	26,084	73,302	36,821,375	9,752,657	1,851,438
NET ASSETS, at end of the year	$113,187	$717,380	$5,359,804	$32,658	$103,492	$38,463,908	$10,400,525	$2,851,566

See Notes to Financial Statements.

F-53

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020

	MML Mid Cap Value Division	MML Moderate Allocation Division	MML Short-Duration Bond Division	MML Small Cap Equity Division	MML Small Cap Growth Equity Division	MML Small Company Value Division	MML Small/Mid Cap Value Division	MML Strategic Emerging Markets Division
Investment Income
Dividends	$17,971	$40,353	$-	$119,721	$-	$266	$6,776	$508
Expenses
Mortality and expense risk fees	5,307	9,764	45	95,638	66,167	300	2,808	878
Net investment income (loss)	12,664	30,589	(45)	24,083	(66,167)	(34)	3,968	(370)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(102,735)	(22,375)	183	58,140	17,548	(4,578)	(92,671)	11,968
Realized gain distribution	-	74,997	-	214,841	1,959,947	5,086	28,015	3,243
Realized gain (loss)	(102,735)	52,622	183	272,981	1,977,495	508	(64,656)	15,211
Change in net unrealized appreciation/depreciation of investments	128,432	95,764	138	4,469,457	3,538,479	9,258	118,686	1,945
Net gain (loss) on investments	25,697	148,386	321	4,742,438	5,515,974	9,766	54,030	17,156
Net increase (decrease) in net assets resulting from operations	38,361	178,975	276	4,766,521	5,449,807	9,732	57,998	16,786
Capital transactions:
Transfers of net premiums	218,401	323,374	6,195	1,165,354	805,882	738	170,049	18,634
Transfers due to death benefits	(1,833)	-	-	(96,414)	(30,634)	-	-	-
Transfers due to withdrawal of funds	(20,395)	(142,685)	343	(559,650)	(679,150)	283	(6,471)	(3,136)
Transfers due to policy loans, net of repayments	(2,486)	(2,291)	-	(311,731)	(220,586)	-	(2,320)	(544)
Transfers due to charges for administrative and insurance costs	(79,852)	(118,469)	(240)	(827,160)	(579,719)	(2,145)	(50,495)	(1,424)
Transfers between divisions and to/from Guaranteed Principal Account	65,469	131,483	(10,185)	344,979	487,754	100,927	(11,024)	(42,189)
Net increase (decrease) in net assets resulting from capital transactions	179,304	191,412	(3,887)	(284,622)	(216,453)	99,803	99,739	(28,659)
Total increase (decrease)	217,665	370,387	(3,611)	4,481,899	5,233,354	109,535	157,737	(11,873)
NET ASSETS, at beginning of the year	970,295	1,440,195	16,793	23,767,587	15,692,114	21,300	651,868	130,203
NET ASSETS, at end of the year	$1,187,960	$1,810,582	$13,182	$28,249,486	$20,925,468	$130,835	$809,605	$118,330

See Notes to Financial Statements.

F-54

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020

	MML Total Return Bond Division	MML U.S. Government Money Market Division	PIMCO Commodity- RealReturn® Strategy Division	PIMCO Global Bond Opportunities Division	PIMCO High Yield Division	PIMCO Real Return Division	PIMCO Total Return Division	T. Rowe Price Blue Chip Growth Division
Investment Income
Dividends	$990	$37,457	$17,860	$5,008	$10,118	$134	$3,362	$-
Expenses
Mortality and expense risk fees	202	74,328	1,525	509	536	21	391	96,086
Net investment income (loss)	788	(36,871)	16,335	4,499	9,582	113	2,971	(96,086)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	-	404	(29,285)	(123)	(90)	387	8,890	3,974,796
Realized gain distribution	142	-	-	-	-	-	1,889	740,701
Realized gain (loss)	142	404	(29,285)	(123)	(90)	387	10,779	4,715,497
Change in net unrealized appreciation/depreciation of investments	1,220	(389)	24,160	15,740	5,874	504	(1,439)	1,497,883
Net gain (loss) on investments	1,362	15	(5,125)	15,617	5,784	891	9,340	6,213,380
Net increase (decrease) in net assets resulting from operations	2,150	(36,856)	11,210	20,116	15,366	1,004	12,311	6,117,294
Capital transactions:
Transfers of net premiums	11,303	5,809,478	63,360	13,448	8,543	13,054	69,335	618,310
Transfers due to death benefits	-	(132,652)	-	-	-	-	-	(28,971)
Transfers due to withdrawal of funds	(6)	(2,277,670)	(2,128)	16	(203)	1	1,214	(629,082)
Transfers due to policy loans, net of repayments	(256)	(486,169)	(4,482)	-	-	-	-	(186,262)
Transfers due to charges for administrative and insurance costs	(975)	(1,683,787)	(23,394)	(1,922)	(3,856)	(603)	(3,135)	(433,006)
Transfers between divisions and to/from Guaranteed Principal Account	4,324	5,718,090	11,250	-	69,491	7,145	(30,240)	(281,253)
Net increase (decrease) in net assets resulting from capital transactions	14,390	6,947,290	44,606	11,542	73,975	19,597	37,174	(940,264)
Total increase (decrease)	16,540	6,910,434	55,816	31,658	89,341	20,601	49,485	5,177,030
NET ASSETS, at beginning of the year	23,663	15,295,854	309,923	196,278	176,652	-	129,945	18,577,729
NET ASSETS, at end of the year	$40,203	$22,206,288	$365,739	$227,936	$265,993	$20,601	$179,430	$23,754,759

See Notes to Financial Statements.

F-55

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020
	T. Rowe Price Equity Income Division	T. Rowe Price Limited-Term Bond Division	T. Rowe Price Mid-Cap Growth Division	T. Rowe Price New America Growth Division	Templeton Foreign VIP Division	Templeton Global Bond VIP Division	Vanguard VIF Global Bond Index Division	Vanguard VIF Mid Cap Index Division
Investment Income
Dividends	$378,662	$1,935	$-	$-	$330,895	$3,092	$-	$-
Expenses
Mortality and expense risk fees	74,243	249	241,179	25,296	43,941	87	-	1
Net investment income (loss)	304,419	1,686	(241,179)	(25,296)	286,954	3,005	-	(1)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(980,284)	150	685,886	209,125	(673,695)	(3,156)	1	(3)
Realized gain distribution	399,061	-	4,502,008	670,053	-	-	-	-
Realized gain (loss)	(581,223)	150	5,187,894	879,178	(673,695)	(3,156)	1	(3)
Change in net unrealized appreciation/depreciation of investments	438,966	5,470	8,450,231	556,775	252,421	(1,584)	3	30
Net gain (loss) on investments	(142,257)	5,620	13,638,125	1,435,953	(421,274)	(4,740)	4	27
Net increase (decrease) in net assets resulting from operations	162,162	7,306	13,396,946	1,410,657	(134,320)	(1,735)	4	26
Capital transactions:
Transfers of net premiums	1,007,563	-	1,764,672	143,494	634,006	20,481	2,822	3,006
Transfers due to death benefits	(39,372)	-	(302,739)	(16,875)	(15,690)	-	-	-
Transfers due to withdrawal of funds	(486,985)	111	(2,825,812)	(122,522)	(261,440)	378	-	(2)
Transfers due to policy loans, net of repayments	(390,989)	-	(796,087)	(459,864)	(164,557)	-	-	-
Transfers due to charges for administrative and insurance costs	(586,938)	(4,590)	(1,779,322)	(118,686)	(363,959)	(1,030)	(208)	(284)
Transfers between divisions and to/from Guaranteed Principal Account	468,829	103,119	(1,779,783)	153,609	355,106	1,314	300	2,934
Net increase (decrease) in net assets resulting from capital transactions	(27,892)	98,640	(5,719,071)	(420,844)	183,466	21,143	2,914	5,654
Total increase (decrease)	134,270	105,946	7,677,875	989,813	49,146	19,408	2,918	5,680
NET ASSETS, at beginning of the year	18,706,568	1,319	62,866,836	3,539,489	11,293,030	23,569	-	-
NET ASSETS, at end of the year	$18,840,838	$107,265	$70,544,711	$4,529,302	$11,342,176	$42,977	$2,918	$5,680

See Notes to Financial Statements.

F-56

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020

	Vanguard VIF Real Estate Index Division	Voya International Index Division	Voya Russell™ Mid Cap Index Division	Voya Russell™ Small Cap Index Division	VY® Clarion Global Real Estate Division
Investment Income
Dividends	$-	$30,738	$13,885	$2,754	$26,473
Expenses
Mortality and expense risk fees	1	3,091	2,853	630	2,317
Net investment income (loss)	(1)	27,647	11,032	2,124	24,156
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	21	(2,752)	(232,450)	(11,730)	(28,650)
Realized gain distribution	-	-	161,772	17,775	38,907
Realized gain (loss)	21	(2,752)	(70,678)	6,045	10,257
Change in net unrealized appreciation/depreciation of investments	69	89,534	320,760	82,187	(59,293)
Net gain (loss) on investments	90	86,782	250,082	88,232	(49,036)
Net increase (decrease) in net assets resulting from operations	89	114,429	261,114	90,356	(24,880)
Capital transactions:
Transfers of net premiums	2,822	140,997	230,764	103,855	79,088
Transfers due to death benefits	-	-	-	-	-
Transfers due to withdrawal of funds	(42)	(4,320)	21,512	12,606	(20,988)
Transfers due to policy loans, net of repayments	-	-	-	-	(6,283)
Transfers due to charges for administrative and insurance costs	(208)	(18,499)	(18,965)	(5,418)	(28,084)
Transfers between divisions and to/from Guaranteed Principal Account	2,361	(45,687)	32,128	(34,125)	38,910
Net increase (decrease) in net assets resulting from capital transactions	4,933	72,491	265,439	76,918	62,643
Total increase (decrease)	5,022	186,920	526,553	167,274	37,763
NET ASSETS, at beginning of the year	-	1,294,774	959,866	199,550	472,645
NET ASSETS, at end of the year	$5,022	$1,481,694	$1,486,419	$366,824	$510,408

See Notes to Financial Statements.

F-57

Massachusetts Mutual Variable Life Separate Account I

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Life Separate Account I (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on July 13, 1988. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

MassMutual maintains the following sixteen segments within the Separate Account: Variable Life Plus, Large Case Variable Life Plus, Strategic Variable Life®, Variable Life Select, Strategic Group Variable Universal Life®, Strategic Group Variable Universal Life® II, Survivorship Variable Universal Life, Variable Universal Life, Strategic Variable Life® Plus, Survivorship Variable Universal Life II, Variable Universal Life II, VUL GuardSM, Survivorship VUL GuardSM, Variable Universal Life III, MassMutual ElectrumSM and Apex VULSM. Four of the sixteen segments within the Separate Account: Variable Universal Life II, VUL GuardSM, Survivorship VUL GuardSM and Variable Universal Life III, have multiple tiers. The unit values of these tiers differ based on the associated expense ratios.

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The portion of the Separate Account assets applicable to the variable life policies is not chargeable with liabilities arising from any other MassMutual business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2021, the Separate Account consists of one hundred fifty-six divisions that invest in the following mutual funds. All of the funds may not be available to all of the sixteen segments of the Separate Account:

The division listed in the first column
Divisions	invests in the fund in this column
American Century VP Capital Appreciation Division	American Century VP Capital Appreciation Fund[1]
American Century VP Disciplined Core Value Division[33]	American Century VP Disciplined Core Value Fund[1,33]
American Century VP Inflation Protection Division	American Century VP Inflation Protection Fund[1]
American Century VP International Division	American Century VP International Fund[1]
American Century VP Value Division	American Century VP Value Fund[1]
American Funds® Asset Allocation Division	American Funds Insurance Series® Asset Allocation Fund[2]
American Funds® Growth-Income Division	American Funds Insurance Series® Growth-Income Fund[2]
BlackRock Basic Value V.I. Division[32]	BlackRock Basic Value V.I. Fund[4,32]
BlackRock High Yield V.I. Division	BlackRock High Yield V.I. Fund[4]
BlackRock Small Cap Index V.I. Division	BlackRock Small Cap Index V.I. Fund[4]
BlackRock Small Cap Index V.I. Division (Class III)[34]	BlackRock Small Cap Index V.I. Fund (Class III)[4,34]
BlackRock Total Return V.I. Division	BlackRock Total Return V.I. Fund[4]
BNY Mellon MidCap Stock Division	BNY Mellon MidCap Stock Portfolio[3]
Delaware Ivy VIP Asset Strategy Division (Class I)[35]	Delaware Ivy VIP Asset Strategy Portfolio (Class I)[5,35]
Delaware Ivy VIP Asset Strategy Division (Class II)[36]	Delaware Ivy VIP Asset Strategy Portfolio (Class II)[5,36]
Delaware Ivy VIP Science and Technology Division[37]	Delaware Ivy VIP Science and Technology Portfolio[5,37]
Delaware VIP® Emerging Markets Division	Delaware VIP® Emerging Markets Series[5]
Delaware VIP® Small Cap Value Division	Delaware VIP® Small Cap Value Fund
DWS Small Cap Index Division	DWS Small Cap Index VIP Fund[6]
Eaton Vance VT Floating-Rate Income Division	Eaton Vance VT Floating-Rate Income Fund[7]
Fidelity® VIP Bond Index Division	Fidelity® VIP Bond Index Portfolio[8]
Fidelity® VIP Bond Index Division (Service Class II)[33,34]	Fidelity® VIP Bond Index Portfolio (Service Class II)[8,33,34]
Fidelity® VIP Contrafund® Division (Initial Class)	Fidelity® VIP Contrafund® Portfolio (Initial Class)[8]
Fidelity® VIP Contrafund® Division (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class)[8]
Fidelity® VIP Extended Market Index Division	Fidelity® VIP Extended Market Index Portfolio[8]
F-58

Notes To Financial Statements (Continued)

Fidelity® VIP Extended Market Index Division (Service Class II)[33,34]	Fidelity® VIP Extended Market Index Portfolio (Service Class II)[8,33,34]
Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2020 Portfolio[8]
Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2025 Portfolio[8]
Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2030 Portfolio[8]
Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2035 Portfolio[8]
Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2040 Portfolio[8]
Fidelity® VIP Freedom 2045 Division[33,34]	Fidelity® VIP Freedom 2045 Portfolio[8,33,34]
Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Freedom 2050 Portfolio[8]
Fidelity® VIP Freedom 2055 Division[33,34]	Fidelity® VIP Freedom 2055 Portfolio[8,33,34]
Fidelity® VIP Freedom 2060 Division[33,34]	Fidelity® VIP Freedom 2060 Portfolio[8,33,34]
Fidelity® VIP Freedom Income Division[33,34]	Fidelity® VIP Freedom Income Portfolio[8,33,34]
Fidelity® VIP Growth Division	Fidelity® VIP Growth Portfolio[8]
Fidelity® VIP Index 500 Division - Service Class[33,34]	Fidelity® VIP Index 500 Portfolio - Service Class[8,33,34]
Fidelity® VIP International Index Division	Fidelity® VIP International Index Portfolio[8]
Fidelity® VIP International Index Division (Service Class II)[34]	Fidelity® VIP International Index Portfolio (Service Class II)[8,34]
Fidelity® VIP Overseas Division [33]	Fidelity® VIP Overseas Portfolio[8,33]
Fidelity® VIP Real Estate Division	Fidelity® VIP Real Estate Portfolio[8]
Fidelity® VIP Total Market Index Division	Fidelity® VIP Total Market Index Portfolio[8]
Fidelity® VIP Total Market Index Division (Service Class II)[33,34]	Fidelity® VIP Total Market Index Portfolio (Service Class II)[8,33,34]
Franklin Mutual Global Discovery VIP Division	Franklin Mutual Global Discovery VIP Fund[9]
Franklin Small Cap Value VIP Division	Franklin Small Cap Value VIP Fund[9]
Franklin Strategic Income VIP Division	Franklin Strategic Income VIP Fund[10]
Goldman Sachs Core Fixed Income Division	Goldman Sachs Core Fixed Income Fund[11]
Goldman Sachs Growth Opportunities Division[33]	Goldman Sachs Growth Opportunities Fund[11,33]
Goldman Sachs International Equity Insights Division	Goldman Sachs International Equity Insights Fund (Institutional)[11]
Goldman Sachs Large Cap Value Division	Goldman Sachs Large Cap Value Fund[11]
Goldman Sachs Mid Cap Value Division	Goldman Sachs Mid Cap Value Fund[11]
Goldman Sachs Small Cap Equity Insights Division	Goldman Sachs Small Cap Equity Insights Fund[11]
Goldman Sachs Strategic Growth Division	Goldman Sachs Strategic Growth Fund[11]
Goldman Sachs U.S. Equity Insights Division (Instit.)	Goldman Sachs U.S. Equity Insights Fund (Instit.)[11]
Invesco Oppenheimer V.I. International Growth Division	Invesco Oppenheimer V.I. International Growth Fund[12]
Invesco V.I. American Franchise Division	Invesco V.I. American Franchise Fund[12]
Invesco V.I. Capital Appreciation Division[23]	Invesco V.I. Capital Appreciation Fund[12,23]
Invesco V.I. Comstock Division	Invesco V.I. Comstock Fund[12]
Invesco V.I. Conservative Balanced Division[24]	Invesco V.I. Conservative Balanced Fund[12,24]
Invesco V.I. Core Bond Division[25]	Invesco V.I. Core Bond Fund[12,25]
Invesco V.I. Discovery Mid Cap Growth Division [26]	Invesco V.I. Discovery Mid Cap Growth Fund[12,26]
Invesco V.I. Diversified Dividend Division	Invesco V.I. Diversified Dividend Fund[12]
Invesco V.I. Global Division[27]	Invesco V.I. Global Fund[12,27]
Invesco V.I. Global Real Estate Division	Invesco V.I. Global Real Estate Fund[12]
Invesco V.I. Global Strategic Income Division[28]	Invesco V.I. Global Strategic Income Fund[12,28]
Invesco V.I. Health Care Division	Invesco V.I. Health Care Fund[12]
Invesco V.I. International Growth Division	Invesco V.I. International Growth Fund[12]
Invesco V.I. Main Street Division[29]	Invesco V.I. Main Street Fund®[12,29]
Invesco V.I. Main Street Small Cap Division[30]	Invesco V.I. Main Street Small Cap Fund®[12,30]
Invesco V.I. Small Cap Equity Division	Invesco V.I. Small Cap Equity Fund[12]
Invesco V.I. Technology Division	Invesco V.I. Technology Fund[12]
Invesco V.I. U.S. Government Money Division[31]	Invesco V.I. U.S. Government Money Portfolio[12,31]
Janus Henderson Balanced Division (Institutional Class)	Janus Henderson Balanced Portfolio (Institutional Class)[13]
Janus Henderson Balanced Division (Service Class)	Janus Henderson Balanced Portfolio (Service Class)[13]
Janus Henderson Forty Division (Institutional Class)	Janus Henderson Forty Portfolio (Institutional Class)[13]
F-59

Notes To Financial Statements (Continued)

Janus Henderson Forty Division (Service Class)	Janus Henderson Forty Portfolio (Service Class)[13]
Janus Henderson Global Research Division (Institutional Class)	Janus Henderson Global Research Portfolio (Institutional Class)[13]
Janus Henderson Global Research Division (Service Class)	Janus Henderson Global Research Portfolio (Service Class)[13]
JPMorgan Insurance Trust Small Cap Core Division[33]	JPMorgan Insurance Trust Small Cap Core Portfolio[14,33]
JPMorgan Insurance Trust U.S. Equity Division	JPMorgan Insurance Trust U.S. Equity Portfolio[14]
Lord Abbett Developing Growth Division	Lord Abbett Developing Growth Portfolio[15]
Lord Abbett Mid Cap Stock Division[33]	Lord Abbett Mid Cap Stock Portfolio[15,33]
MFS® Blended Research Core Equity Division	MFS® Blended Research Core Equity Portfolio[16]
MFS® Global Real Estate Division	MFS® Global Real Estate Portfolio[16]
MFS® Government Securities Division	MFS® Government Securities Portfolio[16]
MFS® Growth Division	MFS® Growth Series[16]
MFS® International Intrinsic Value Division	MFS® International Intrinsic Value Portfolio[16]
MFS® Investors Trust Division	MFS® Investors Trust Series[16]
MFS® Mid Cap Value Division	MFS® Mid Cap Value Portfolio[16]
MFS® New Discovery Division	MFS® New Discovery Series[16]
MFS® Research Division	MFS® Research Series[16]
MFS® Utilities Division	MFS® Utilities Series[16]
MFS® Value Division	MFS® Value Series[16]
MML Aggressive Allocation Division	MML Aggressive Allocation Fund[17]
MML American Funds Core Allocation Division	MML American Funds Core Allocation Fund[17]
MML American Funds Growth Division	MML American Funds Growth Fund[17]
MML American Funds International Division	MML American Funds International Fund[17]
MML Balanced Allocation Division	MML Balanced Allocation Fund[17]
MML Blend Division	MML Blend Fund[17]
MML Blue Chip Growth Division	MML Blue Chip Growth Fund[17]
MML Conservative Allocation Division	MML Conservative Allocation Fund[17]
MML Dynamic Bond Division	MML Dynamic Bond Fund[17]
MML Equity Division	MML Equity Fund[17]
MML Equity Income Division	MML Equity Income Fund[17]
MML Equity Index Division (Service Class I)	MML Equity Index Fund (Service Class I)[17]
MML Equity Index Division (Class II)	MML Equity Index Fund (Class II)[17]
MML Equity Index Division (Class III)	MML Equity Index Fund (Class III)[17]
MML Focused Equity Division	MML Focused Equity Fund[17]
MML Foreign Division	MML Foreign Fund[17]
MML Fundamental Equity Division[32]	MML Fundamental Equity Fund[17,32]
MML Fundamental Value Division	MML Fundamental Value Fund[17]
MML Global Division (Service Class I)	MML Global Fund (Service Class I)[17]
MML Global Division (Class II)	MML Global Fund (Class II)[17]
MML Growth & Income Division	MML Growth & Income Fund[17]
MML Growth Allocation Division	MML Growth Allocation Fund[17]
MML High Yield Division	MML High Yield Fund[17]
MML Income & Growth Division	MML Income & Growth Fund[17]
MML Inflation-Protected and Income Division	MML Inflation-Protected and Income Fund[17]
MML International Equity Division	MML International Equity Fund[17]
MML Large Cap Growth Division	MML Large Cap Growth Fund[17]
MML Managed Bond Division	MML Managed Bond Fund[17]
MML Managed Volatility Division	MML Managed Volatility Fund[17]
MML Mid Cap Growth Division	MML Mid Cap Growth Fund[17]
MML Mid Cap Value Division	MML Mid Cap Value Fund[17]
MML Moderate Allocation Division	MML Moderate Allocation Fund[17]
MML Short-Duration Bond Division	MML Short-Duration Bond Fund[17]
MML Small Cap Equity Division	MML Small Cap Equity Fund[17]
F-60

Notes To Financial Statements (Continued)

MML Small Cap Growth Equity Division	MML Small Cap Growth Equity Fund[17]
MML Small Company Value Division	MML Small Company Value Fund[17]
MML Small/Mid Cap Value Division	MML Small/Mid Cap Value Fund[17]
MML Strategic Emerging Markets Division	MML Strategic Emerging Markets Fund[17]
MML Total Return Bond Division	MML Total Return Bond Fund[17]
MML U.S. Government Money Market Division	MML U.S. Government Money Market Fund[17]
PIMCO All Asset Division[33]	PIMCO All Asset Portfolio[18,33]
PIMCO CommodityRealReturn® Strategy Division	PIMCO CommodityRealReturn® Strategy Portfolio[18]
PIMCO Emerging Markets Bond Division[33]	PIMCO Emerging Markets Bond Portfolio[18,33]
PIMCO Global Bond Opportunities Division	PIMCO Global Bond Opportunities Portfolio[18]
PIMCO High Yield Division	PIMCO High Yield Portfolio[18]
PIMCO Long-Term U.S. Government Division[33]	PIMCO Long-Term U.S. Government Portfolio[18,33]
PIMCO Real Return Division	PIMCO Real Return Portfolio[18]
PIMCO Total Return Division	PIMCO Total Return Portfolio[18]
T. Rowe Price All-Cap Opportunities Division[38]	T. Rowe Price All-Cap Opportunities Portfolio[19,38]
T. Rowe Price Blue Chip Growth Division	T. Rowe Price Blue Chip Growth Portfolio[19]
T. Rowe Price Equity Income Division	T. Rowe Price Equity Income Portfolio[19]
T. Rowe Price Limited-Term Bond Division	T. Rowe Price Limited-Term Bond Portfolio[19]
T. Rowe Price Mid-Cap Growth Division	T. Rowe Price Mid-Cap Growth Portfolio[19]
Templeton Foreign VIP Division	Templeton Foreign VIP Fund[20]
Templeton Global Bond VIP Division	Templeton Global Bond VIP Fund[10]
Vanguard VIF Global Bond Index Division	Vanguard VIF Global Bond Index Fund[21]
Vanguard VIF Mid Cap Index Division	Vanguard VIF Mid Cap Index Fund[21]
Vanguard VIF Real Estate Index Division	Vanguard VIF Real Estate Index Fund[21]
Voya International Index Division	Voya International Index Portfolio[22]
Voya Russell™ Mid Cap Index Division	Voya Russell™ Mid Cap Index Portfolio[22]
Voya Russell™ Small Cap Index Division	Voya Russell™ Small Cap Index Portfolio[22]
VY® Clarion Global Real Estate Division	VY® Clarion Global Real Estate Portfolio[22]

In addition to the one hundred fifty-six divisions, policy owners may also allocate funds to the Guaranteed Principal Account (“GPA”), which is part of MassMutual’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the GPA are not registered under the Securities Act of 1933. The General Account and the GPA are not registered as an investment company under the 1940 Act.

[1] American Century Investment Management, Inc. is the investment adviser to this Fund.
[2] Capital Research and Management Company is the investment adviser to this Fund.
[3] BNY Mellon Investment Adviser, Inc. is the investment adviser to this Portfolio.
[4] BlackRock Advisors, LLC is the investment adviser to this Fund.
[5] Delaware Management Company is the investment adviser to this Series.
[6] DWS Investment Management Americas Inc. is the investment adviser to this Fund.
[7] Eaton Vance Management is the investment adviser to this Fund.
[8] Fidelity Management & Research Company LLC is the investment adviser to this Portfolio.
[9] Franklin Mutual Advisers, LLC is the investment adviser to this Fund.
[10] Franklin Advisers, Inc. Is the investment adviser to this Fund.
[11] Goldman Sachs Asset Management, L.P. is the investment adviser to this Fund.
[12] Invesco Advisers, Inc. is the investment adviser to this Fund.
[13] Janus Capital Management, LLC is the investment adviser to this Fund.
[14] J.P. Morgan Investment Management Inc. is the investment adviser to this Fund.
[15] Lord, Abbett & Co. LLC is the investment adviser to this Fund.
[16] Massachusetts Financial Services Company is the investment adviser to this Fund.
[17] MML Investment Advisers, LLC is the investment adviser to the Fund.
[18] Pacific Investment Management Company LLC is the investment adviser to this Fund.
[19] T. Rowe Price Associates, Inc. is the investment adviser to this Portfolio.
[20] Templeton Investment Counsel, LLC is the investment adviser to this Fund.
[21] The Vanguard Group, Inc. is the investment adviser to this Fund.
[22] Voya Investments, LLC is the investment adviser to this Fund.
F-61

Notes To Financial Statements (Continued)

[23] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Capital Appreciation Division/Fund.
[24] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Conservative Balanced Division/Fund.
[25] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Total Return Bond Division/Fund.
[26] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Discovery Mid Cap Growth Division/Fund.
[27] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Global Division/Fund.
[28] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Global Strategic Income Division/Fund.
[29] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Main Street Division/Fund®.
[30] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Main Street Small Cap Division/Fund®.
[31] Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Government Money Division/Portfolio.
[32] This division did not have any investment or unit activity from 2017 to 2021.
[33] This division did not have any investment or unit activity in 2021.
[34] This fund/division became available to the Separate Account as an investment option on May 3, 2021.
[35] Prior to July 1, 2021, known as Ivy VIP Asset Strategy Division/Portfolio (Class I).
[36] Prior to July 1, 2021, known as Ivy VIP Asset Strategy Division/Portfolio (Class II).
[37] Prior to July 1, 2021, known as Ivy VIP Science and Technology Division/Portfolio (Class II).
[38] Prior to May 1, 2021, known as T. Rowe Price New America Growth Division/Portfolio.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account Massachusetts Mutual Variable Life Separate Account I follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each division are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and are reinvested in the underlying investment divisions.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to policies, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Policy Charges

See Note 8B for charges associated with the policies.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Policy Loans

When a policy loan is made, the Separate Account transfers the amount of the loan to MassMutual, thereby decreasing both the investments and the net assets of the Separate Account by an equal amount. The policy owner is charged interest on the outstanding policy loan amount generally equal to either a fixed interest rate of 4% to 6% per year or (in all qualifying jurisdictions) an adjustable loan rate, where applicable. The adjustable loan rate is determined each year for the following policy year.

As long as a loan is outstanding, a portion of the policy account value equal to the loan is invested in the GPA. The amount of the loan earns interest at a rate equal to the greater of either a fixed interest rate generally equal to 2% to 5% of the loan or the policy loan rate less the loan interest rate expense charge.

F-62

Notes To Financial Statements (Continued)

G.	Life Reserves

Life reserves are developed by using accepted actuarial methods and are computed using the 1980 CSO, 2001 CSO, or 2017 CSO mortality tables.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2021. There have been no transfers between levels for the year ended December 31, 2021.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

The policies currently being offered are sold by registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (“MML Distributors”) and/or MML Strategic Distributors, LLC (“MSD”), subsidiaries of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the policies sold by its registered representatives, and MML Distributors and MSD serve as principal underwriters of the policies sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors and/or MSD.

MMLIS, MML Distributors and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of policies by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of policies by registered representatives of other broker-dealers are paid on behalf of MML Distributors and/or MSD to those broker-dealers. MMLIS, MML Distributors, and MSD also receive compensation for their actions as principal underwriters of the policies.

B.	Receivable from/Payable to MassMutual

Certain fees such as cost of insurance fees and mortality and expense fees are charges paid between the General Account and the Separate Account.

F-63

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 were as follows:

	American Century VP Capital Appreciation Division	American Century VP Disciplined Core Value Division	American Century VP Inflation Protection Division	American Century VP International Division	American Century VP Value Division	American Funds® Asset Allocation Division	American Funds® Growth-Income Division	BlackRock High Yield V.I. Division
Cost of purchases	$265,193	$8,170,512	$98,521	$1,518,634	$2,349,669	$4,788,188	$8,838,578	$332,051
Proceeds from sales	(85,961)	(4,281,662)	(152,736)	(9,724)	(2,845,670)	(4,457,401)	(11,620,925)	(316,624)

	BlackRock Small Cap Index V.I. Division	BlackRock Small Cap Index V.I. Division	BlackRock Total Return V.I. Division	BNY Mellon MidCap Stock Division	Delaware Ivy VIP Asset Strategy Division	Delaware Ivy VIP Asset Strategy Division	Delaware Ivy VIP Science and Technology Division	Delaware VIP® Emerging Markets Division
		(Class III)			(Class I)	(Class II)
Cost of purchases	$488,825	$3,283	$569,422	$208,145	$917	$114,048	$46,098	$735,844
Proceeds from sales	(130,354)	(1,584)	(729,631)	(80,044)	(354)	(652)	(14,556)	(589,794)

	Delaware VIP® Small Cap Value Division	DWS Small Cap Index Division	Eaton Vance VT Floating-Rate Income Division	Fidelity® VIP Bond Index Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Extended Market Index Division	Fidelity® VIP Freedom 2020 Division
					(Initial Class)	(Service Class)
Cost of purchases	$1,180,145	$2,327,407	$226,882	$295,068	$27,525,087	$1,721,434	$308,751	$114,677
Proceeds from sales	(775,427)	(1,908,963)	(291,006)	(104,263)	(18,572,778)	(1,435,992)	(115,252)	(116,358)

	Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Growth Division	Fidelity® VIP International Index Division	Fidelity® VIP International Index Division
								(Service Class II)
Cost of purchases	$905,035	$843,191	$1,441,856	$306,201	$369,341	$606,820	$353,343	$14,996
Proceeds from sales	(537,983)	(737,215)	(1,125,955)	(232,790)	(155,501)	(181,091)	(120,746)	(990)
F-64

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	Fidelity® VIP Real Estate Division	Fidelity® VIP Total Market Index Division	Franklin Mutual Global Discovery VIP Division	Franklin Small Cap Value VIP Division	Franklin Strategic Income VIP Division	Goldman Sachs Core Fixed Income Division	Goldman Sachs International Equity Insights Division	Goldman Sachs Large Cap Value Division
Cost of purchases	$218,231	$391,368	$52	$4,100,583	$11,720	$919,800	$49,363	$5,494
Proceeds from sales	(171,036)	(140,581)	(321)	(3,542,022)	(3,676)	(628,703)	(24,948)	(5,321)

	Goldman Sachs Mid Cap Value Division	Goldman Sachs Small Cap Equity Insights Division	Goldman Sachs Strategic Growth Division	Goldman Sachs U.S. Equity Insights Division	Invesco Oppenheimer V.I. International Growth Division	Invesco V.I. American Franchise Division	Invesco V.I. Capital Appreciation Division	Invesco V.I. Comstock Division
Cost of purchases	$326,401	$50,182	$2,777,585	$50,167	$8,518,985	$1,319,676	$10,589,954	$15,554
Proceeds from sales	(223,820)	(8,697)	(1,701,994)	(10,866)	(6,327,308)	(1,067,983)	(10,106,983)	(1,231)

	Invesco V.I. Conservative Balanced Division	Invesco V.I. Core Bond Division	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Diversified Dividend Division	Invesco V.I. Global Division	Invesco V.I. Global Real Estate Division	Invesco V.I. Global Strategic Income Division	Invesco V.I. Health Care Division
Cost of purchases	$207,902	$2,643,728	$19,412,971	$1,253,861	$17,693,168	$51,945	$4,771,557	$1,692,100
Proceeds from sales	(561,493)	(1,450,656)	(13,173,014)	(1,304,147)	(16,866,100)	(23,638)	(3,705,761)	(1,196,131)

	Invesco V.I. International Growth Division	Invesco V.I. Main Street Division	Invesco V.I. Main Street Small Cap Division	Invesco V.I. Small Cap Equity Division	Invesco V.I. Technology Division	Invesco V.I. U.S. Government Money Division	Janus Henderson Balanced Division	Janus Henderson Balanced Division
							(Institutional Class)	(Service Class)
Cost of purchases	$4,063	$4,559,524	$1,774,656	$1	$2,551,290	$911,886	$2,909	$1,033,858
Proceeds from sales	(453)	(3,925,743)	(2,030,731)	(38)	(1,746,332)	(738,948)	(234,153)	(1,256,648)
F-65

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	Janus Henderson Forty Division	Janus Henderson Forty Division	Janus Henderson Global Research Division	Janus Henderson Global Research Division	JPMorgan Insurance Trust U.S. Equity Division	Lord Abbett Developing Growth Division	MFS® Blended Research Core Equity Division	MFS® Global Real Estate Division
	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
Cost of purchases	$7,696,969	$295,167	$1,481,778	$114,786	$516,420	$223,442	$536,096	$105,558
Proceeds from sales	(6,037,071)	(260,998)	(1,546,848)	(92,323)	(11,302)	(47,682)	(390,165)	(2,333)

	MFS® Government Securities Division	MFS® Growth Division	MFS® International Intrinsic Value Division	MFS® Investors Trust Division	MFS® Mid Cap Value Division	MFS® New Discovery Division	MFS® Research Division	MFS® Utilities Division
Cost of purchases	$316	$925,291	$619,817	$369,503	$205,446	$3,418,555	$89,289	$9,341
Proceeds from sales	(176)	(502,252)	(189,062)	(236,798)	(177,787)	(2,327,256)	(607,484)	(342)

	MFS® Value Division	MML Aggressive Allocation Division	MML American Funds Core Allocation Division	MML American Funds Growth Division	MML American Funds International Division	MML Balanced Allocation Division	MML Blend Division	MML Blue Chip Growth Division
Cost of purchases	$3,570,138	$2,487,170	$292,497	$1,737,016	$368,849	$1,288,949	$11,542,202	$7,271,480
Proceeds from sales	(18,603)	(1,812,769)	(249,256)	(134,546)	(249,255)	(1,259,173)	(4,742,410)	(5,620,134)

	MML Conservative Allocation Division	MML Dynamic Bond Division	MML Equity Division	MML Equity Income Division	MML Equity Index Division	MML Equity Index Division	MML Equity Index Division	MML Focused Equity Division
					(Service Class I)	(Class II)	(Class III)
Cost of purchases	$582,083	$74,749	$6,130,398	$1,119,116	$10,294,949	$15,866,166	$1,227,633	$379,854
Proceeds from sales	(839,611)	(21,567)	(8,868,589)	(768,300)	(9,169,914)	(11,050,001)	(456,736)	(330,465)
F-66

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML Foreign Division	MML Fundamental Equity Division	MML Fundamental Value Division	MML Global Division	MML Global Division	MML Growth & Income Division	MML Growth Allocation Division	MML High Yield Division
					(Class II)
Cost of purchases	$373,851	$104,920	$35,111	$163,358	$341,135	$852,775	$1,969,991	$81,345
Proceeds from sales	(121,834)	(15,263)	(51,240)	(88,197)	(167,644)	(440,504)	(756,325)	(91,921)

	MML Income & Growth Division	MML Inflation- Protected and Income Division	MML International Equity Division	MML Large Cap Growth Division	MML Managed Bond Division	MML Managed Volatility Division	MML Mid Cap Growth Division	MML Mid Cap Value Division
Cost of purchases	$818,821	$2,055,661	$67,006	$286,188	$4,797,159	$1,540,526	$2,699,475	$916,207
Proceeds from sales	(463,601)	(1,215,205)	(24,331)	(35,595)	(3,415,101)	(1,683,412)	(1,712,028)	(753,601)

	MML Moderate Allocation Division	MML Short-Duration Bond Division	MML Small Cap Equity Division	MML Small Cap Growth Equity Division	MML Small Company Value Division	MML Small/Mid Cap Value Division	Strategic Emerging Markets Division	MML Total Return Bond Division
Cost of purchases	$1,148,923	$603,535	$5,658,658	$6,925,044	$289,577	$586,887	$101,492	$471,112
Proceeds from sales	(1,039,570)	(276,391)	(5,334,718)	(4,929,512)	(76,169)	(575,914)	(29,085)	(379,780)

	MML U.S. Government Money Market Division	PIMCO Commodity- RealReturn® Strategy Division	PIMCO Global Bond Opportunities Division	PIMCO High Yield Division	PIMCO Real Return Division	PIMCO Total Return Division	T. Rowe Price All-Cap Opportunities Division	T. Rowe Price Blue Chip Growth Division
Cost of purchases	$21,651,681	$247,421	$33,659	$67,103	$24,456	$269,982	$1,118,292	$7,289,267
Proceeds from sales	(27,461,717)	(226,279)	(3,633)	(151,853)	(23,512)	(245,175)	(670,391)	(6,367,583)
F-67

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	T. Rowe Price Equity Income Division	T. Rowe Price Limited-Term Bond Division	T. Rowe Price Mid-Cap Growth Division	Templeton Foreign VIP Division	Templeton Global Bond VIP Division	Vanguard VIF Global Bond Index Division	Vanguard VIF Mid Cap Index Division	Vanguard VIF Real Estate Index Division
Cost of purchases	$5,880,890	$3,112	$8,741,933	$2,499,274	$48,405	300,090	428,704	291,928
Proceeds from sales	(4,023,506)	(60,925)	(6,739,918)	(1,908,926)	(49,365)	(110,953)	(134,210)	(103,931)

	Voya International Index Division	Voya Russell™ Mid Cap Index Division	Voya Russell™ Small Cap Index Division	VY® Clarion Global Real Estate Division
Cost of purchases	$277,034	$1,431,858	$550,606	$269,974
Proceeds from sales	(197,818)	(784,765)	(537,012)	(241,069)
F-68

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2021 were as follows:

2021	American Century VP Capital Appreciation Division	American Century VP Disciplined Core Value Division	American Century VP Inflation Protection Division	American Century VP International Division	American Century VP Value Division	American Funds® Asset Allocation Division	American Funds® Growth-Income Division	BlackRock High Yield V.I. Division

Units purchased	31,860	357,127	1,520	1,085	186,605	278,198	463,024	11,094
Units withdrawn	(4,428)	(743,314)	(376)	(4,835)	(321,223)	(462,088)	(1,146,706)	(1,930)
Units transferred between divisions and transferred to/from GPA	(4,028)	(73,641)	(47,711)	905,297	(12,056)	(22,366)	92,153	(2,316)
Net increase (decrease)	23,405	(459,828)	(46,567)	901,547	(146,675)	(206,257)	(591,529)	6,849

2021 (Continued)	BlackRock Small Cap Index V.I. Division	BlackRock Small Cap Index V.I. Division	BlackRock Total Return V.I. Division	BNY Mellon MidCap Stock Division	Delaware Ivy VIP Asset Strategy Division	Delaware Ivy VIP Asset Strategy Division	Delaware Ivy VIP Science and Technology Division	Delaware VIP® Emerging Markets Division
		(Class III)			(Class I)	(Class II)
Units purchased	283,509	2,057	96,794	3,056	641	7,420	6,285	32,632
Units withdrawn	(25,272)	(89)	(256,309)	(3,959)	(173)	(907)	(585)	(4,585)
Units transferred between divisions and transferred to/from GPA	2,811	(459)	16,511	92,440	-	53,918	2,483	54,227
Net increase (decrease)	261,048	1,508	(143,004)	91,538	468	60,431	8,183	82,274

2021 (Continued)	Delaware VIP® Small Cap Value Division	DWS Small Cap Index Division	Eaton Vance VT Floating-Rate Income Division	Fidelity® VIP Bond Index Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Extended Market Index Division	Fidelity® VIP Freedom 2020 Division
					(Initial Class)	(Service Class)
Units purchased	41,273	119,300	7,292	208,489	1,420,229	39,416	157,259	-
Units withdrawn	(4,499)	(187,335)	(1,214)	(16,219)	(1,732,225)	(246,161)	(13,710)	(696)
Units transferred between divisions and transferred to/from GPA	267,467	218	(64,434)	2,244	9,659	138,684	2,070	(1,104)
Net increase (decrease)	304,241	(67,817)	(58,356)	194,514	(302,336)	(68,061)	145,619	(1,801)

2021 (Continued)	Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Growth Division	Fidelity® VIP International Index Division	Fidelity® VIP International Index Division
								(Service Class II)
Units purchased	67,592	55,548	106,729	25,707	100,654	59,000	221,021	8,000
Units withdrawn	(8,454)	(3,056)	(6,926)	(1,689)	(3,342)	(6,325)	(21,109)	(401)
Units transferred between divisions and transferred to/from GPA	172,740	14,778	74,881	17,555	25,027	69,095	2,536	5,855
Net increase (decrease)	231,878	67,270	174,683	41,573	122,340	121,770	202,448	13,454
F-69

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2021 (Continued)	Fidelity® VIP Real Estate Division	Fidelity® VIP Total Market Index Division	Franklin Mutual Global Discovery VIP Division	Franklin Small Cap Value VIP Division	Franklin Strategic Income VIP Division	Goldman Sachs Core Fixed Income Division	Goldman Sachs International Equity Insights Division	Goldman Sachs Large Cap Value Division
Units purchased	9,103	226,002	-	183,163	5,951	24,358	22,329	1,267
Units withdrawn	(2,870)	(24,740)	(77)	(259,474)	(170)	(11,107)	(2,374)	(1,509)
Units transferred between divisions and transferred to/from GPA	26,688	2,599	(187)	233,376	1,286	226,977	(5,917)	-
Net increase (decrease)	32,921	203,861	(264)	157,064	7,066	240,227	14,038	(242)

2021 (Continued)	Goldman Sachs Mid Cap Value Division	Goldman Sachs Small Cap Equity Insights Division	Goldman Sachs Strategic Growth Division	Goldman Sachs U.S. Equity Insights Division	Invesco Oppenheimer V.I. International Growth Division	Invesco V.I. American Franchise Division	Invesco V.I. Capital Appreciation Division	Invesco V.I. Comstock Division
Units purchased	5,447	17,981	54,616	1,419	707,389	-	735,467	9,327
Units withdrawn	(20,973)	(714)	(171,705)	(2,163)	(979,187)	(2,477)	(1,490,831)	(816)
Units transferred between divisions and transferred to/from GPA	(2,832)	1,163	(2,758)	-	(104,373)	109,761	(303,087)	-
Net increase (decrease)	(18,359)	18,430	(119,847)	(744)	(376,171)	107,285	(1,058,451)	8,511

2021 (Continued)	Invesco V.I. Conservative Balanced Division	Invesco V.I. Core Bond Division	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Diversified Dividend Division	Invesco V.I. Global Division	Invesco V.I. Global Real Estate Division	Invesco V.I. Global Strategic Income Division	Invesco V.I. Health Care Division
Units purchased	28,906	901,000	886,804	98,610	838,629	22,284	889,881	68,501
Units withdrawn	(206,701)	(749,939)	(1,108,762)	(73,862)	(1,519,772)	(1,156)	(969,850)	(89,758)
Units transferred between divisions and transferred to/from GPA	2,167	24,319	(92,049)	(64,951)	(162,427)	2,241	288,888	20,896
Net increase (decrease)	(175,628)	175,380	(314,007)	(40,203)	(843,570)	23,369	208,918	(360)

2021 (Continued)	Invesco V.I. International Growth Division	Invesco V.I. Main Street Division	Invesco V.I. Main Street Small Cap Division	Invesco V.I. Small Cap Equity Division	Invesco V.I. Technology Division	Invesco V.I. U.S. Government Money Division	Janus Henderson Balanced Division	Janus Henderson Balanced Division
							(Institutional Class)	(Service Class)
Units purchased	-	419,187	28,101	-	67,924	704,338	4	62,783
Units withdrawn	(167)	(722,300)	(79,396)	(1)	(118,240)	(440,060)	(56,488)	(132,834)
Units transferred between divisions and transferred to/from GPA	2,408	(99,821)	(13,005)	(21)	(32,802)	(110,291)	-	(1,967)
Net increase (decrease)	2,241	(402,934)	(64,300)	(23)	(83,118)	153,987	(56,485)	(72,018)

F-70

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2021 (Continued)	Janus Henderson Forty Division	Janus Henderson Forty Division	Janus Henderson Global Research Division	Janus Henderson Global Research Division	JPMorgan Insurance Trust U.S. Equity Division	Lord Abbett Developing Growth Division	MFS® Blended Research Core Equity Division	MFS® Global Real Estate Division
	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
Units purchased	110,976	1,221	223,296	2,222	1,802	885	7,881	-
Units withdrawn	(441,782)	(2,639)	(431,984)	(727)	(5,333)	(1,955)	(2,431)	(1,489)
Units transferred between divisions and transferred to/from GPA	27,300	(664)	(73,676)	1,886	265,439	42,633	70,875	75,575
Net increase (decrease)	(303,505)	(2,082)	(282,364)	3,381	261,908	41,563	76,324	74,086

2021 (Continued)	MFS® Government Securities Division	MFS® Growth Division	MFS® International Intrinsic Value Division	MFS® Investors Trust Division	MFS® Mid Cap Value Division	MFS® New Discovery Division	MFS® Research Division	MFS® Utilities Division

Units purchased	14	7,736	17,632	6,279	52,617	37,524	3,669	5,781
Units withdrawn	(2)	(78,719)	(7,116)	(19,919)	(2,380)	(104,213)	(54,782)	(237)
Units transferred between divisions and transferred to/from GPA	111	154,726	273,360	31,558	(29,168)	26,407	(71,936)	-
Net increase (decrease)	123	83,743	283,877	17,917	21,069	(40,282)	(123,049)	5,544

2021 (Continued)	MFS® Value Division	MML Aggressive Allocation Division	MML American Funds Core Allocation Division	MML American Funds Growth Division	MML American Funds International Division	MML Balanced Allocation Division	MML Blend Division	MML Blue Chip Growth Division
							(Service Class I)	(Service Class II)
Units purchased	3,051	393,880	185,324	1,083,773	83,707	336,292	476,753	589,557
Units withdrawn	(13,322)	(236,483)	(25,557)	(60,000)	(12,150)	(372,309)	(834,617)	(378,134)
Units transferred between divisions and transferred to/from GPA	2,259,247	69,601	(136,978)	116,444	26,320	90,420	4,503	(135,066)
Net increase (decrease)	2,248,976	226,998	22,788	1,140,217	97,877	54,403	(353,360)	76,356

2021 (Continued)	MML Conservative Allocation Division	MML Dynamic Bond Division	MML Equity Division	MML Equity Income Division	MML Equity Index Division	MML Equity Index Division	MML Equity Index Division	MML Focused Equity Division
					(Service Class I)	(Class II)	(Class III)
Units purchased	106,517	16,507	1,012,002	236,625	176,276	801,925	679,881	28,515
Units withdrawn	(131,756)	(1,887)	(1,774,280)	(173,048)	(36,830)	(1,094,655)	(49,982)	(4,316)
Units transferred between divisions and transferred to/from GPA	(117,256)	27,974	(34,657)	108,400	335,174	(208,494)	2,991	(7,462)
Net increase (decrease)	(142,495)	42,593	(796,934)	171,977	474,620	(501,224)	632,890	16,737
F-71

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2021 (Continued)	MML Foreign Division	MML Fundamental Equity Division	MML Fundamental Value Division	MML Global Division	MML Global Division	MML Growth & Income Division	MML Growth Allocation Division	MML High Yield Division
				(Service Class I)	(Class II)
Units purchased	42,279	3,973	18,561	-	36,097	258,860	282,309	21,043
Units withdrawn	(23,004)	(6,431)	(25,975)	(1,498)	(17,855)	(49,813)	(133,249)	(46,464)
Units transferred between divisions and transferred to/from GPA	165,024	2,241	1,068	43,688	41,383	11,868	183,083	13,900
Net increase (decrease)	184,299	(216)	(6,346)	42,190	59,625	220,915	332,143	(11,522)

2021 (Continued)	MML Income & Growth Division	MML Inflation- Protected and Income Division	MML International Equity Division	MML Large Cap Growth Division	MML Managed Bond Division	MML Managed Volatility Division	MML Mid Cap Growth Division	MML Mid Cap Value Division
Units purchased	216,172	262,381	15,219	46,036	825,021	294,343	135,736	50,358
Units withdrawn	(35,585)	(234,924)	(2,132)	(16,746)	(1,167,996)	(414,174)	(163,354)	(56,894)
Units transferred between divisions and transferred to/from GPA	50,762	178,513	16,514	80,578	451,445	4,971	153,146	64,601
Net increase (decrease)	231,349	205,970	29,601	109,868	108,469	(114,860)	125,528	58,066

2021 (Continued)	MML Moderate Allocation Division	MML Short-Duration Bond Division	MML Small Cap Equity Division	MML Small Cap Growth Equity Division	MML Small Company Value Division	MML Small/Mid Cap Value Division	MML Strategic Emerging Markets Division	MML Total Return Bond Division
Units purchased	124,293	9,254	347,207	204,158	7,763	46,545	33,756	58,045
Units withdrawn	(133,973)	(3,135)	(557,103)	(505,234)	(4,753)	(31,820)	(18,433)	(11,748)
Units transferred between divisions and transferred to/from GPA	11,091	281,590	(18,632)	182,705	102,142	(39,871)	14,368	26,838
Net increase (decrease)	1,412	287,708	(228,528)	(118,371)	105,152	(25,146)	29,690	73,134

2021 (Continued)	MML U.S. Government Money Market Division	PIMCO Commodity- RealReturn® Strategy Division	PIMCO Global Bond Opportunities Division	PIMCO High Yield Division	PIMCO Real Return Division	PIMCO Total Return Division	T. Rowe Price All-Cap Opportunities Division	T. Rowe Price Blue Chip Growth
Units purchased	6,104,479	79,428	11,821	7,768	9,000	6,034	20,652	85,948
Units withdrawn	(4,871,829)	(83,521)	(2,282)	(124,012)	(730)	(1,425)	(98,519)	(375,035)
Units transferred between divisions and transferred to/from GPA	(5,454,535)	7,971	3,885	37,996	(8,355)	11,440	18,283	67,561
Net increase (decrease)	(4,221,885)	3,879	13,424	(78,248)	(85)	16,050	(59,584)	(221,526)
F-72

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2021 (Continued)	T. Rowe Price Equity Income Division	T. Rowe Price Limited-Term Bond Division	T. Rowe Price Mid-Cap Growth Division	Foreign VIP Division	Global Bond VIP Division	Global Bond Index Division	Vanguard VIF Mid Cap Index Division	Vanguard VIF Real Estate Index Division
Units purchased	323,473	6	246,821	385,915	22,842	198,752	251,690	158,184
Units withdrawn	(433,076)	(4,112)	(794,834)	(346,062)	(821)	(12,285)	(20,703)	(8,792)
Units transferred between divisions and transferred to/from GPA	129,249	(49,274)	(48,351)	843	(22,401)	6,968	10,714	2,142
Net increase (decrease)	19,646	(53,380)	(596,364)	40,696	(380)	193,435	241,701	151,533

2021 (Continued)	Voya International Index Division	Voya Russell™ Mid Cap Index Division	Voya Russell™ Small Cap Index Division	VY® Clarion Global Real Estate Division
Units purchased	129,568	80,586	26,071	32,265
Units withdrawn	(12,941)	(17,181)	(4,626)	(25,507)
Units transferred between divisions and transferred to/from GPA	(76,414)	202,987	(12,367)	(2,887)
Net increase (decrease)	40,214	266,392	9,078	3,871

2020	American Century VP Capital Appreciation Division	American Century VP Disciplined Core Value Division	American Century VP Inflation Protection Division	American Century VP International Division	American Century VP Value Division	American Funds® Asset Allocation Division	American Funds® Growth-Income Division	BlackRock High Yield V.I. Division
Units purchased	38,475	536,978	30,767	-	261,273	389,526	580,573	51,320
Units withdrawn	(7,081)	(1,005,723)	(1,530)	(1,607)	(330,353)	(490,922)	(868,363)	(2,339)
Units transferred between divisions and transferred to/from GPA	(28,315)	(309,036)	899	-	(49,631)	17,664	(38,482)	(1,512)
Net increase (decrease)	3,080	(777,782)	30,135	(1,607)	(118,712)	(83,732)	(326,272)	47,469

2020 (Continued)	BlackRock Small Cap Index V.I. Division	BlackRock Total Return V.I. Division	BNY Mellon MidCap Stock Division	Delaware VIP® Emerging Markets Division	Delaware VIP® Small Cap Value Division	DWS Small Cap Index Division	Eaton Vance VT Floating-Rate Income Division	Fidelity® VIP Bond Index Division
Units purchased	5,565	57,343	-	44,717	21,213	211,497	28,352	3,093
Units withdrawn	(272)	(8,432)	(2,156)	(1,939)	(2,042)	(231,716)	(1,495)	(208)
Units transferred between divisions and transferred to/from GPA	30	21,971	68,049	(278)	973	(48,743)	26,787	-
Net increase (decrease)	5,324	70,882	65,893	42,501	20,144	(68,961)	53,644	2,885
F-73

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2020 (Continued)	Fidelity® VIP Contrafund® Division	Fidelity® VIP Contrafund® Division	VIP Extended Market Index Division	Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division
	(Initial Class)	(Service Class)
Units purchased	1,097,570	73,131	2,620	1,253	28,860	10,187	176,085	23,185
Units withdrawn	(1,640,859)	(182,240)	(193)	(635)	(4,888)	(1,064)	(6,213)	(1,523)
Units transferred between divisions and transferred to/from GPA	(37,329)	22,371	-	10,083	138,152	1,410	(42,008)	(2,453)
Net increase (decrease)	(580,618)	(86,737)	2,427	10,701	162,124	10,532	127,863	19,209

2020 (Continued)	Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Growth Division	Fidelity® VIP International Index Division	Fidelity® VIP Real Estate Division	Fidelity® VIP Total Market Index Division	Franklin Mutual Global Discovery VIP Division	Franklin Small Cap Value VIP Division	Goldman Sachs Core Fixed Income Division
Units purchased	10,429	17,659	6,337	38,656	7,881	-	279,269	25,077
Units withdrawn	(1,062)	(6,026)	(217)	(2,849)	(344)	(54)	(303,489)	(7,522)
Units transferred between divisions and transferred to/from GPA	284	66,936	-	48,076	-	1,828	87,098	131,587
Net increase (decrease)	9,651	78,569	6,120	83,883	7,537	1,773	62,879	149,142

2020 (Continued)	Goldman Sachs International Equity Insights Division	Goldman Sachs Large Cap Value Division	Goldman Sachs Mid Cap Value Division	Goldman Sachs Small Cap Equity Insights Division	Goldman Sachs Strategic Growth Division	Goldman Sachs U.S. Equity Insights Division	Invesco Oppenheimer V.I. Capital Appreciation Division	Invesco Oppenheimer V.I. Conservative Balanced Division
Units purchased	8,679	64	7,016	9,220	79,295	22	1,028,014	41,252
Units withdrawn	(29,389)	(355)	(9,788)	(616)	(159,008)	(1,591)	(2,187,143)	(40,261)
Units transferred between divisions and transferred to/from GPA	3,108	-	(108,820)	-	(220,627)	-	(844,957)	29,162
Net increase (decrease)	(17,602)	(291)	(111,592)	8,604	(300,340)	(1,569)	(2,004,086)	30,153

2020 (Continued)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Division	Invesco Oppenheimer V.I. Global Division	Invesco Oppenheimer V.I. Global Strategic Income Division	Invesco Oppenheimer V.I. Government Money Division	Invesco Oppenheimer V.I. International Growth Division	Invesco Oppenheimer V.I. Main Street Division	Invesco Oppenheimer V.I. Main Street Small Cap Division	Invesco Oppenheimer V.I. Total Return Bond Division
Units purchased	687,225	1,100,774	1,009,164	621,349	843,659	485,751	42,336	965,010
Units withdrawn	(1,499,737)	(1,673,580)	(1,011,925)	(401,768)	(626,179)	(1,047,479)	(49,996)	(717,869)
Units transferred between divisions and transferred to/from GPA	(474,695)	(678,138)	120,947	(193,157)	(601,651)	(304,816)	(4,387)	515,692
Net increase (decrease)	(1,287,207)	(1,250,944)	118,186	26,423	(384,170)	(866,544)	(12,047)	762,832
F-74

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2020 (Continued)	Invesco V.I. Comstock Division	Invesco V.I. Diversified Dividend Division	Invesco V.I. Global Real Estate Division	Invesco V.I. Health Care Division	Invesco V.I. International Growth Division	Invesco V.I. Small Cap Equity Division	Invesco V.I. Technology Division	Ivy VIP Asset Strategy Division
								(Class II)
Units purchased	20,931	116,343	8,244	94,736	-	-	115,734	6,966
Units withdrawn	(1,689)	(143,558)	(846)	(76,683)	(72)	(1)	(144,346)	(717)
Units transferred between divisions and transferred to/from GPA	-	31,333	1,808	(6,463)	2,048	38	(143,645)	-
Net increase (decrease)	19,242	4,118	9,207	11,590	1,976	37	(172,257)	6,249

2020 (Continued)	Ivy VIP Science and Technology Division	Janus Henderson Balanced Division	Janus Henderson Balanced Division	Janus Henderson Forty Division	Janus Henderson Forty Division	Janus Henderson Global Research Division	Janus Henderson Global Research Division	JPMorgan Insurance Trust U.S. Equity Division
		(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
Units purchased	-	4	81,076	162,796	1,684	303,700	2,661	-
Units withdrawn	(452)	(2,949)	(113,889)	(404,646)	(1,545)	(422,800)	(894)	(97)
Units transferred between divisions and transferred to/from GPA	9,747	-	25,975	(130,691)	(369)	(162,390)	(281)	22,222
Net increase (decrease)	9,295	(2,945)	(6,838)	(372,542)	(230)	(281,490)	1,487	22,125

2020 (Continued)	Lord Abbett Developing Growth Division	Blended Research Core Equity Division	MFS® Growth Division	MFS® International Intrinsic Value Division	MFS® Investors Trust Division	MFS® Mid Cap Value Division	MFS® New Discovery Division	MFS® Research Division
Units purchased	2,094	18,961	21,844	21,936	15,608	23,740	55,910	5,127
Units withdrawn	(1,436)	(2,013)	(58,881)	(2,449)	(10,877)	(2,426)	(94,775)	(33,541)
Units transferred between divisions and transferred to/from GPA	47,734	45,973	4,399	26,297	(64,839)	1,946	(6,437)	68,182
Net increase (decrease)	48,391	62,920	(32,637)	45,784	(60,108)	23,260	(45,301)	39,768

2020 (Continued)	MFS® Utilities Division	MFS® Value Division	MML Aggressive Allocation Division	MML American Funds Core Allocation Division	MML American Funds Growth Division	MML American Funds International Division	MML Balanced Allocation Division	MML Blend Division
Units purchased	4,555	-	251,670	112,900	10,945	1,017	162,232	609,304
Units withdrawn	(257)	(2,328)	(192,005)	(8,418)	(1,007)	(153)	(94,333)	(690,078)
Units transferred between divisions and transferred to/from GPA	-	90,901	(14,181)	138,413	4,571	-	1,481	(69,403)
Net increase (decrease)	4,298	88,574	45,484	242,895	14,510	864	69,380	(150,177)
F-75

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2020 (Continued)	MML Blue Chip Growth Division	MML Conservative Allocation Division	MML Dynamic Bond Division	MML Equity Division	MML Equity Income Division	MML Equity Index Division	MML Equity Index Division	MML Equity Index Division
						(Service Class I)	(Class II)	(Class III)
Units purchased	673,547	172,436	13,930	1,423,420	78,719	491,289	1,129,064	3,265
Units withdrawn	(326,160)	(240,533)	(822)	(2,038,588)	(48,024)	(43,905)	(2,203,388)	(199)
Units transferred between divisions and transferred to/from GPA	17,471	18,133	8,680	(273,774)	202,143	6,944	(242,536)	-
Net increase (decrease)	364,858	(49,964)	21,788	(888,943)	232,838	454,327	(1,316,861)	3,066

2020 (Continued)	MML Focused Equity Division	MML Foreign Division	MML Fundamental Equity Division	MML Fundamental Value Division	MML Global Division	MML Global Division	MML Growth & Income Division	MML Growth Allocation Division
					(Service Class I)	(Class II)
Units purchased	84,769	49,114	29,980	7,295	-	27,308	62,139	346,119
Units withdrawn	(5,568)	(18,086)	(6,353)	(44,152)	(894)	(17,094)	(40,103)	(237,227)
Units transferred between divisions and transferred to/from GPA	(39,286)	(357)	(28,650)	(1,007)	33,816	854	5,112	(197,614)
Net increase (decrease)	39,915	30,671	(5,023)	(37,864)	32,923	11,069	27,148	(88,722)

2020 (Continued)	MML High Yield Division	MML Income & Growth Division	Inflation- Protected and Income Division	MML International Equity Division	MML Large Cap Growth Division	MML Managed Bond Division	MML Managed Volatility Division	MML Mid Cap Growth Division
Units purchased	6,478	79,628	212,551	3,925	4,092	801,616	395,566	99,808
Units withdrawn	(874)	(21,704)	(511,614)	(169)	(408)	(1,153,187)	(385,761)	(57,075)
Units transferred between divisions and transferred to/from GPA	164	90,176	214,067	73	(588)	101,138	(66,126)	113,024
Net increase (decrease)	5,768	148,099	(84,996)	3,829	3,096	(250,434)	(56,321)	155,757

2020 (Continued)	MML Mid Cap Value Division	MML Moderate Allocation Division	MML Short-Duration Bond Division	MML Small Cap Equity Division	MML Small Cap Growth Equity Division	MML Small Company Value Division	MML Small/Mid Cap Value Division	MML Strategic Emerging Markets Division
Units purchased	71,412	151,020	6,200	450,272	254,454	549	96,333	21,232
Units withdrawn	(32,282)	(118,044)	(271)	(520,535)	(365,841)	(2,461)	(24,388)	(5,017)
Units transferred between divisions and transferred to/from GPA	30,533	78,743	(9,513)	29,145	102,441	84,943	(5,843)	(46,564)
Net increase (decrease)	69,663	111,719	(3,583)	(41,118)	(8,946)	83,030	66,102	(30,349)
F-76

Notes To Financial Statements (Continued)

2020 (Continued)	MML Total Return Bond Division	MML U.S. Government Money Market Division	PIMCO Commodity- RealReturn® Strategy Division	PIMCO Global Bond Opportunities Division	PIMCO High Yield Division	PIMCO Real Return Division	PIMCO Total Return Division	T. Rowe Price Blue Chip Growth Division
Units purchased	9,599	5,786,265	97,730	12,494	7,693	11,205	62,235	121,089
Units withdrawn	(996)	(3,758,541)	(41,333)	(2,286)	(4,132)	(534)	(3,073)	(218,387)
Units transferred between divisions and transferred to/from GPA	3,449	3,407,241	5,234	-	62,104	6,414	(27,092)	(20,143)
Net increase (decrease)	12,052	5,434,964	61,631	10,209	65,665	17,085	32,070	(117,441)

2020 (Continued)	T. Rowe Price Equity Income Division	T. Rowe Price Limited-Term Bond Division	T. Rowe Price Mid-Cap Growth Division	T. Rowe Price New America Growth Division	Templeton Foreign VIP Division	Templeton Global Bond VIP Division	Vanguard VIF Global Bond Index Division	Vanguard VIF Mid Cap Index Division
Units purchased	472,173	-	324,598	35,412	491,103	20,763	3,122	5,639
Units withdrawn	(509,703)	(4,393)	(821,958)	(55,401)	(483,975)	(1,126)	(208)	(271)
Units transferred between divisions and transferred to/from GPA	87,515	100,043	(338,761)	(78,522)	(77,288)	1,343	-	32
Net increase (decrease)	49,985	95,650	(836,121)	(98,512)	(70,160)	20,979	2,914	5,400

2020 (Continued)	Vanguard VIF Real Estate Index Division	Voya International Index Division	Voya Russell™ Mid Cap Index Division	Voya Russell™ Small Cap Index Division	VY® Clarion Global Real Estate Division
Units purchased	5,143	132,320	228,346	124,173	42,403
Units withdrawn	(205)	(20,590)	(18,053)	(5,596)	(26,980)
Units transferred between divisions and transferred to/from GPA	-	(39,529)	37,632	(28,794)	11,888
Net increase (decrease)	4,937	72,200	247,925	89,783	27,311
F-77

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

	A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2021 follows:

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
American Century VP Capital Appreciation Division
2021	521,624	$-		$2.22	$1,158,824	-%	-%		0.25%	-%		11.16%
2020	498,219	-		2.00	995,745	-	-		0.25	-		42.46
2019	495,140	-		1.40	694,663	-	-		0.25	-		35.56
American Century VP Disciplined Core Value Division
2021	8,771,675	4.06	to	4.66	37,822,087	1.08	0.25	to	1.00	22.42	to	23.34
2020	9,231,503	3.32	to	3.78	32,069,155	1.95	0.25	to	1.00	10.70	to	11.53
2019	10,009,285	3.00	to	3.39	30,738,840	2.08	0.25	to	1.00	22.72	to	23.64
2018	10,525,082	2.44	to	2.74	25,843,652	1.91	0.25	to	1.00	(7.80)	to	(7.10)
2017	11,241,950	2.65	to	2.95	29,362,754	2.38	0.25	to	1.00	19.29	to	20.19
American Century VP Inflation Protection Division
2021	29,243	-		1.26	36,903	2.57	-		0.25	-		6.27
2020	75,810	-		1.19	90,026	1.44	-		0.25	-		9.55
2019	45,675	-		1.08	49,510	2.17	-		0.25	-		8.90
American Century VP International Division
2021	1,039,229	1.68	to	1.98	1,790,461	0.04	0.25	to	0.40	8.26	to	8.75
2020	137,681	1.55	to	1.83	251,549	0.48	0.25	to	0.60	25.13	to	25.88
2019	139,289	1.23	to	1.46	203,381	0.86	0.25	to	0.60	27.65	to	28.42
2018	140,901	0.96	to	1.14	161,169	1.26	0.25	to	0.60	(15.73)	to	(15.22)
2017	142,405	1.13	to	1.36	193,296	0.86	0.25	to	0.60	12.99	to	30.42
American Century VP Value Division
2021	3,719,350	3.82	to	5.07	16,757,071	1.74	0.25	to	1.00	23.27	to	24.20
2020	3,866,025	3.10	to	4.09	14,131,672	2.32	0.25	to	1.00	(0.03)	to	0.73
2019	3,984,737	3.10	to	4.06	14,599,998	2.12	0.25	to	1.00	25.77	to	26.72
2018	4,109,602	2.46	to	3.20	12,074,180	1.66	0.25	to	1.00	(10.06)	to	(9.38)
2017	4,346,509	2.74	to	3.53	14,228,000	1.66	0.25	to	1.00	7.67	to	8.48
American Funds® Asset Allocation Division
2021	6,513,177	3.70	to	4.70	27,801,866	1.55	0.25	to	1.00	13.96	to	14.81
2020	6,719,434	3.25	to	4.09	25,043,652	1.70	0.25	to	1.00	11.34	to	12.18
2019	6,803,166	2.92	to	3.65	22,695,282	1.90	0.25	to	1.00	20.03	to	20.93
2018	7,165,384	2.43	to	3.02	19,892,745	1.66	0.25	to	1.00	(5.56)	to	(4.84)
2017	7,262,865	2.58	to	3.17	21,305,963	1.54	0.25	to	1.00	15.08	to	15.94
American Funds® Growth-Income Division
2021	9,062,804	4.70	to	6.39	49,515,332	1.13	0.25	to	1.00	22.86	to	23.79
2020	9,654,332	3.82	to	5.16	43,139,764	1.38	0.25	to	1.00	12.42	to	13.26
2019	9,980,605	3.40	to	4.55	40,028,763	1.68	0.25	to	1.00	24.88	to	25.82
2018	10,152,959	2.72	to	3.62	33,200,808	1.40	0.25	to	1.00	(2.77)	to	(2.03)
2017	10,523,397	2.80	to	3.69	35,545,549	1.41	0.25	to	1.00	21.17	to	22.08
BlackRock High Yield V.I. Division
2021	118,064	-		1.30	153,399	4.50	-		0.25	-	-	5.33
2020	111,215	-		1.23	137,185	5.27	-		0.25	-	-	7.31
2019	63,746	-		1.15	73,277	4.17	-		0.25	-	-	15.32
BlackRock Small Cap Index V.I. Division
2021	266,372	-		1.24	329,081	2.41	-		0.80	-		13.66
2020	5,324	-		1.09	5,787	0.20	-		0.80	-		-
BlackRock Small Cap Index V.I. Division (Class III)
2021	1,508	-		0.99	1,493	1.21	-		0.25	-		-
F-78

Notes To Financial Statements (Continued)

8.   FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
BlackRock Total Return V.I. Division
2021	227,326	$-		$1.18	$268,804	1.68%	-%		0.25%	-%		(1.43)%
2020	370,330	-		1.20	444,258	2.17	-		0.25	-		8.90
2019	299,448	-		1.10	329,864	2.16	-		0.25	-		9.51
BNY Mellon MidCap Stock Division
2021	157,431	-		1.51	237,312	0.23	-		0.25	-		25.56
2020	65,893	-		1.20	79,107	0.40	-		0.25	-		7.85
Delaware Ivy VIP Asset Strategy Division (Class I) [4]
2021	468	-		1.15	540	3.03	-	-	0.80	-	-	9.84
Delaware Ivy VIP Asset Strategy Division (Class II) [4]
2021	115,137	1.58	to	1.62	185,834	1.94	0.25	to	0.75	10.44	to	10.44
2020	54,707	1.43	to	1.47	79,892	2.21	0.25	to	0.75	13.88	to	13.88
2019	48,457	1.26	to	1.29	62,237	2.28	0.25	to	0.75	21.78	to	21.78
2018	41,621	1.03	to	1.06	43,974	1.90	0.25	to	0.75	(5.44)	to	(5.44)
2017	40,680	1.09	to	1.12	45,453	1.16	0.25	to	0.75	9.29	to	18.27
Delaware Ivy VIP Science and Technology Division[4]
2021	17,479	-		2.51	43,842	-	-		0.25	-		15.17
2020	9,295	-		2.18	20,245	-	-		0.25	-		35.36
Delaware VIP® Emerging Markets Division
2021	183,036	-		1.46	266,570	0.06	-		0.25	-		(3.13)
2020	100,762	-		1.50	151,492	0.50	-		0.25	-		24.69
2019	58,261	-		1.21	70,248	0.39	-		0.25	-		22.25
Delaware VIP® Small Cap Value Division
2021	326,567	-		1.49	485,921	0.33	-		0.25	-	to	34.01
2020	22,326	-		1.11	24,788	0.17	-		0.25	-	to	(2.18)
2019	2,181	-		1.14	2,476	-	-		0.25	-	to	27.72
DWS Small Cap Index Division
2021	2,454,100	4.21	to	5.27	11,860,935	0.83	0.25	to	1.00	13.36	to	14.22
2020	2,521,917	3.72	to	4.61	10,685,836	1.10	0.25	to	1.00	18.24	to	19.13
2019	2,590,878	3.14	to	3.87	9,231,210	1.05	0.25	to	1.00	23.98	to	24.91
2018	2,825,354	2.54	to	3.10	8,093,826	0.94	0.25	to	1.00	(12.12)	to	(11.45)
2017	2,899,255	2.89	to	3.50	9,439,990	0.97	0.25	to	1.00	13.19	to	14.04
Eaton Vance VT Floating-Rate Income Division
2021	37,104	-		1.16	43,081	3.14	-		0.25	-		3.76
2020	95,460	-		1.12	106,816	3.46	-		0.25	-		2.27
2019	41,816	-		1.09	45,751	3.46	-		0.25	-		7.47
Fidelity® VIP Bond Index Division
2021	197,399	-		0.97	192,257	1.66	-		0.80	-		(2.73)
2020	2,885	-		1.00	2,889	0.17	-		0.80	-		-
Fidelity® VIP Contrafund® Division (Initial Class)
2021	16,632,193	6.46	to	6.69	116,779,958	0.06	0.15		1.00	26.56		27.64
2020	16,934,529	5.10	to	5.24	95,130,421	0.25	0.15		1.00	29.27		30.37
2019	17,515,147	3.95	to	4.02	75,526,172	0.46	0.15		1.00	30.27		31.38
2018	18,313,134	3.03	to	3.06	60,778,694	0.70	0.15		1.00	(7.31)		(6.52)
2017	19,235,499	3.27	to	4.51	68,425,223	0.99	0.25		1.00	20.67		21.57
Fidelity® VIP Contrafund® Division (Service Class)
2021	1,563,644	6.62	to	7.05	9,712,506	0.05	0.40	to	0.75	26.76	to	27.14
2020	1,631,705	5.22	to	5.54	8,374,787	0.15	0.60	to	0.75	29.46	to	29.65
2019	1,718,442	4.03	to	4.28	6,785,433	0.36	0.60	to	0.75	30.47	to	30.66
2018	1,871,054	3.09	to	3.27	5,677,222	0.60	0.60	to	0.75	(7.19)	to	(6.49)
2017	2,019,712	3.33	to	3.52	6,595,001	0.90	0.60	to	0.75	20.86	to	21.04
F-79

Notes To Financial Statements (Continued)

8.   FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Fidelity® VIP Extended Market Index Division
2021	148,046	$-		$1.29	$190,865	2.38%	-%		0.80%	-%		20.27%
2020	2,427	-		1.07	2,602	-	-		0.80	-		-
Fidelity® VIP Freedom 2020 Division
2021	8,901	-		1.52	13,517	0.89	-		0.25	-		9.47
2020	10,701	-		1.39	14,846	1.13	-		0.25	-		14.92
Fidelity® VIP Freedom 2025 Division
2021	394,002	-		1.57	617,665	1.18	-		0.25	-		10.71
2020	162,124	-		1.42	229,577	1.45	-		0.25	-		15.83
Fidelity® VIP Freedom 2030 Division
2021	77,802	-		1.63	127,084	1.31	-		0.25	-		12.24
2020	10,532	-		1.46	15,328	2.36	-		0.25	-		16.76
Fidelity® VIP Freedom 2035 Division
2021	531,977	-		1.73	919,419	1.03	-		0.25	-		15.32
2020	357,294	-		1.50	535,494	1.72	-		0.25	-		18.15
2019	229,431	-		1.27	291,049	1.52	-		0.25	-		27.33
Fidelity® VIP Freedom 2040 Division
2021	76,059	-		1.78	135,749	1.02	-		0.25	-		17.69
2020	34,486	-		1.52	52,301	1.32	-		0.25	-		19.16
2019	15,277	-		1.27	19,443	5.79	-		0.25	-		28.39
Fidelity® VIP Freedom 2050 Division
2021	131,990	-		1.78	235,563	1.67	-		0.25	-		17.73
2020	9,651	-		1.52	14,629	1.21	-		0.25	-		19.17
Fidelity® VIP Growth Division
2021	282,918	2.67	to	4.00	860,161	-	0.25		0.40	22.53	to	23.08
2020	161,149	2.17	to	3.27	435,983	0.05	0.25		0.60	42.89	to	43.75
2019	82,580	1.51	to	2.29	188,085	0.16	0.25		0.60	33.38	to	34.18
2018	89,089	1.13	to	1.71	152,771	0.15	0.25		0.60	(0.87)	to	(0.27)
2017	93,153	1.13	to	1.73	161,149	0.12	0.25		0.60	12.84	to	34.20
Fidelity® VIP International Index Division
2021	208,568	-		1.13	235,424	5.14	-		0.80	-		6.86
2020	6,120	-		1.06	6,465	0.46	-		0.80	-		-
Fidelity® VIP International Index Division (Service Class II)
2021	13,454	-		1.01	13,554	3.74	-		0.25	-		-
Fidelity® VIP Real Estate Division
2021	150,950	-		1.51	228,180	1.03	-		0.25	-		38.86
2020	118,029	-		1.09	128,487	2.13	-		0.25	-	-	(6.61)
2019	34,147	-		1.17	39,801	0.61	-		0.25	-	-	23.09
Fidelity® VIP Total Market Index Division
2021	211,399	-		1.32	278,569	1.98	-		0.80	-		24.68
2020	7,537	-		1.06	7,966	0.67	-		0.80	-	-	-
Franklin Mutual Global Discovery VIP Division
2021	1,509	-		1.29	1,942	2.63	-		0.25	-		19.13
2020	1,773	-		1.08	1,915	2.72	-		0.25	-	-	(4.46)
Franklin Small Cap Value VIP Division
2021	3,602,625	4.63	to	6.56	19,136,069	1.01	0.25	to	1.00	24.12	to	25.05
2020	3,445,561	3.73	to	5.25	15,380,819	1.49	0.25	to	1.00	4.14	to	4.93
2019	3,382,682	3.58	to	5.00	14,844,653	1.05	0.25	to	1.00	25.09	to	26.03
2018	3,541,006	2.86	to	3.97	12,654,846	0.88	0.25	to	1.00	(13.75)	to	(13.09)
2017	3,663,564	3.32	to	4.57	15,268,606	0.51	0.25	to	1.00	9.55	to	10.38
F-80

Notes To Financial Statements (Continued)

8.   FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Franklin Strategic Income VIP Division
2021	7,066	$-		$1.13	$7,989	1.87%	-%		0.25%	-%		2.11%
Goldman Sachs Core Fixed Income Division
2021	772,752	-		1.16	900,136	1.11	-		0.25	-		(2.23)
2020	532,525	-		1.19	634,452	2.00	-		0.25	-		9.40
2019	383,383	-		1.09	417,527	2.55	-		0.25	-		9.00
2018	360,796	-		1.00	360,476	0.79	-		0.25	-		(0.83)
Goldman Sachs International Equity Insights Division
2021	90,678	1.30	to	1.93	159,157	2.96	0.25	to	0.40	11.67	to	12.17
2020	76,640	1.16	to	1.73	126,576	1.36	0.25	to	0.60	6.17	to	6.81
2019	94,242	1.09	to	1.63	153,804	2.43	0.25	to	0.60	17.74	to	18.45
2018	99,359	0.92	to	1.39	137,721	1.92	0.25	to	0.60	(16.79)	to	(16.28)
2017	101,323	1.09	to	1.67	168,772	1.90	0.25	to	0.60	9.46	to	25.85
Goldman Sachs Large Cap Value Division
2021	2,031	3.34	to	3.68	7,377	1.14	0.30	to	0.40	23.58	to	23.76
2020	2,273	2.70	to	2.97	6,680	1.38	0.30	to	0.60	3.36	to	3.67
2019	2,564	2.61	to	2.87	7,278	0.93	0.30	to	0.60	25.17	to	25.55
2018	4,945	2.09	to	2.28	10,826	1.27	0.30	to	0.60	(9.01)	to	(8.73)
2017	5,338	2.29	to	2.50	12,859	1.65	0.30	to	0.60	9.20	to	9.53
Goldman Sachs Mid Cap Value Division
2021	242,304	1.78	to	9.13	2,101,791	0.46	0.25	to	0.40	30.36	to	30.95
2020	260,663	1.36	to	7.01	1,751,755	0.60	0.25	to	0.60	7.75	to	8.40
2019	372,255	1.25	to	6.50	2,461,947	0.84	0.25	to	0.60	31.13	to	31.53
2018	275,848	0.95	to	4.97	1,389,038	1.27	0.25	to	0.60	(11.00)	to	(10.46)
2017	300,137	1.07	to	5.97	1,704,158	0.68	0.25	to	0.60	6.54	to	10.41
Goldman Sachs Small Cap Equity Insights Division
2021	33,413	-		1.68	56,264	0.64	-		0.25	-	-	23.79
2020	14,983	-		1.36	20,381	0.30	-		0.25	-	-	8.58
2019	6,379	-		1.25	7,991	0.77	-		0.25	-	-	24.84
Goldman Sachs Strategic Growth Division
2021	2,152,874	5.78	to	6.24	13,705,655	-	0.25	to	1.00	20.71	to	21.62
2020	2,272,721	4.75	to	5.17	11,749,749	0.09	0.25	to	1.00	39.11	to	40.15
2019	2,573,061	2.89	to	3.71	8,967,076	0.29	0.25	to	1.00	34.18	to	35.19
2018	2,829,797	2.14	to	2.77	7,067,602	0.45	0.25	to	1.00	(2.03)	to	(1.29)
2017	3,000,907	2.17	to	2.83	7,411,173	0.53	0.25	to	1.00	29.36	to	30.34
Goldman Sachs U.S. Equity Insights Division
2021	42,914	4.46	to	5.40	192,467	0.83	0.30	to	0.40	28.83	to	29.02
2020	43,658	3.46	to	4.18	152,124	0.88	0.30	to	0.60	16.84	to	17.19
2019	45,227	2.96	to	3.57	134,986	1.29	0.30	to	0.60	24.46	to	24.84
2018	46,830	2.38	to	2.86	112,389	1.23	0.30	to	0.60	(6.76)	to	(6.48)
2017	48,506	2.55	to	3.06	124,927	1.41	0.30	to	0.60	23.33	to	23.70
Invesco Oppenheimer V.I. International Growth Division
2021	8,482,553	3.71	to	3.80	33,213,861	-	0.15	to	1.00	9.12	to	10.22
2020	8,858,724	3.38	to	3.48	30,988,304	0.99	0.15	to	1.00	20.29	to	21.32
2019	9,242,895	2.78	to	2.89	25,318,416	1.03	0.15	to	1.00	27.32	to	28.41
2018	9,613,888	2.17	to	2.27	20,352,676	0.86	0.15	to	1.00	(20.22)	to	(19.54)
2017	10,016,801	2.67	to	2.85	26,085,100	1.41	0.25	to	1.00	25.04	to	25.98
Invesco V.I. American Franchise Division
2021	107,285	-	to	2.28	244,305	-	-	to	0.25	-	to	11.93
F-81

Notes To Financial Statements (Continued)

8.   FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Capital Appreciation Division[4]
2021	17,159,403	$4.90	to	$6.51	$106,714,489	-%	0.15%	to	1.00%	21.35%	to	22.38%
2020	18,217,853	4.04	to	5.32	91,482,106	-	0.15	to	1.00	35.23	to	36.38
2019	20,221,940	2.99	to	3.90	74,819,293	0.06	0.15	to	1.00	34.84	to	35.99
2018	22,024,354	2.22	to	2.87	58,249,800	0.32	0.15	to	1.00	(6.67)	to	(5.87)
2017	24,201,392	2.37	to	3.10	66,455,537	0.24	0.25	to	1.00	25.57	to	26.52
Invesco V.I. Comstock Division
2021	39,987	-	-	1.66	66,549	2.06	-	-	0.25	-	-	33.36
2020	31,477	-	-	1.25	39,281	3.32	-	-	0.25	-	-	(0.85)
2019	12,235	-	-	1.26	15,400	1.98	-	-	0.25	-	-	25.30
Invesco V.I. Conservative Balanced Division[4]
2021	657,847	2.80	to	4.52	1,841,957	1.52	0.30	to	0.75	9.81	to	10.30
2020	833,476	2.55	to	4.10	2,125,431	2.13	0.30	to	0.75	14.00	to	14.51
2019	803,323	2.24	to	3.58	1,796,954	2.27	0.30	to	0.75	16.64	to	17.16
2018	878,876	1.92	to	3.06	1,685,685	1.97	0.30	to	0.75	(6.03)	to	(5.61)
2017	946,045	2.04	to	3.24	1,931,192	1.96	0.30	to	0.75	8.44	to	8.93
Invesco V.I. Core Bond Division[4]
2021	10,437,422	1.24	to	1.63	16,061,867	2.16	0.25	to	1.00	(2.63)	to	(1.89)
2020	10,262,042	1.27	to	1.66	16,092,701	3.27	0.25	to	1.00	8.62	to	9.44
2019	9,499,209	1.17	to	1.70	13,725,099	3.30	0.25	to	1.00	8.44	to	9.25
2018	9,396,432	1.08	to	1.55	12,443,748	3.28	0.25	to	1.00	(2.01)	to	(1.27)
2017	9,223,957	1.10	to	1.57	12,418,542	2.36	0.25	to	1.00	3.55	to	4.32
Invesco V.I. Discovery Mid Cap Growth Division[4]
2021	13,755,137	5.50	to	7.66	90,502,517	-	0.15	to	1.00	17.91	to	18.92
2020	14,069,144	4.66	to	6.44	78,851,437	0.04	0.15	to	1.00	39.29	to	40.48
2019	15,356,351	3.35	to	4.58	60,331,547	-	0.15	to	1.00	37.98	to	39.15
2018	16,893,481	2.43	to	3.29	46,930,970	-	0.15	to	1.00	(7.02)	to	(6.22)
2017	17,931,904	2.61	to	2.80	52,221,659	0.03	0.25	to	1.00	27.51	to	28.47
Invesco V.I. Diversified Dividend Division
2021	1,330,527	1.57	to	3.30	2,670,108	2.07	0.15	to	1.00	17.71	to	18.72
2020	1,370,729	1.33	to	2.78	2,338,155	3.17	0.15	to	1.00	(0.86)	to	(0.01)
2019	1,366,611	1.34	to	2.78	2,338,701	2.95	0.15	to	1.00	23.85	to	24.90
2018	1,360,598	1.08	to	2.23	1,862,558	2.47	0.15	to	1.00	(8.50)	to	(7.71)
2017	1,329,968	1.19	to	1.55	1,924,600	1.69	0.25	to	1.00	7.50		8.30
Invesco V.I. Global Division[4]
2021	18,919,597	5.19	to	5.45	136,604,985	-	0.15	to	1.00	14.34	to	15.32
2020	19,763,167	4.54	to	4.73	123,742,247	0.70	0.15	to	1.00	26.37	to	27.45
2019	21,014,111	3.59	to	3.71	102,363,468	0.90	0.15	to	1.00	30.48	to	31.59
2018	22,312,600	2.75	to	2.82	82,122,885	0.99	0.15	to	1.00	(14.05)	to	(13.31)
2017	23,215,306	3.20	to	5.36	97,811,579	0.93	0.25	to	1.00	35.31	to	36.32
Invesco V.I. Global Real Estate Division
2021	32,576	-		1.34	43,642	3.31	-	to	0.25	-	to	25.71
2020	9,207	-	to	1.07	9,812	6.60	-	to	0.25	-	to	(12.32)
Invesco V.I. Global Strategic Income Division[4]
2021	9,913,403	1.83	to	1.85	22,000,829	4.77	0.15	to	1.00	(4.37)	to	(3.56)
2020	9,704,485	1.91	to	1.92	22,762,739	6.04	0.15	to	1.00	2.37	to	3.25
2019	9,586,299	1.86	to	1.87	22,295,339	3.77	0.15	to	1.00	9.70	to	10.64
2018	10,037,874	1.68	to	1.70	21,508,479	4.92	0.15	to	1.00	(5.35)	to	(4.54)
2017	10,106,254	1.80	to	2.67	23,127,048	2.29	0.25	to	1.00	5.22	to	6.01
F-82

Notes To Financial Statements (Continued)

8.   FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Health Care Division
2021	979,583	$4.64	to	$4.84	$5,068,427	0.21%	0.15%	to	1.00%	11.18%	to	12.13%
2020	979,943	4.17	to	4.32	4,530,666	0.32	0.15	to	1.00	13.32	to	14.29
2019	968,353	3.68	to	3.78	3,946,910	0.04	0.15	to	1.00	31.19	to	32.30
2018	981,671	2.81	to	2.86	3,066,965	-	0.15	to	1.00	(0.10)	to	0.75
2017	996,342	2.81	to	3.39	3,115,697	0.37	0.25	to	1.00	14.68	to	15.54
Invesco V.I. International Growth Division
2021	4,216	-	to	1.43	6,047	1.34	-	to	0.25	-	to	5.89
2020	1,976	-	to	1.35	2,676	2.64	-	to	0.25	-	to	14.00
Invesco V.I. Main Street Division[4]
2021	7,949,023	4.58	to	5.66	38,110,497	0.71	0.15	to	1.00	26.30	to	27.38
2020	8,351,957	3.63	to	4.44	31,295,753	1.49	0.15	to	1.00	12.81	to	13.77
2019	9,218,501	3.21	to	3.91	30,111,174	1.07	0.15	to	1.00	30.77	to	31.88
2018	10,184,573	2.46	to	2.96	25,093,363	1.15	0.15	to	1.00	(8.81)	to	(8.02)
2017	10,843,354	2.35	to	2.70	28,819,972	1.25	0.25	to	1.00	15.75	to	16.62
Invesco V.I. Main Street Small Cap Division[4]
2021	435,729	8.13	to	$8.90	3,584,201	0.35	0.30	to	0.75	21.64	to	22.19
2020	500,028	6.69	to	7.29	3,370,033	0.66	0.30	to	0.75	19.03	to	19.57
2019	512,076	5.62	to	6.09	2,894,554	0.18	0.30	to	0.75	25.53	to	26.09
2018	539,359	4.47	to	4.83	2,424,752	0.30	0.30	to	0.75	(11.00)	to	(10.59)
2017	645,443	5.03	to	5.41	3,285,140	0.80	0.30	to	0.75	13.31	to	13.82
Invesco V.I. Small Cap Equity Division
2021	15	-	to	1.79	26	-	-	-	0.25	-	-	20.40
2020	37	-	to	1.49	55	-	-	-	0.25	-	-	27.24
Invesco V.I. Technology Division
2021	1,520,936	5.35	to	8.05	8,541,371	-	0.15	to	1.00	13.27	to	14.24
2020	1,604,054	4.72	to	7.05	7,438,818	-	0.15	to	1.00	44.66	to	45.90
2019	1,776,311	3.27	to	4.83	5,161,971	-	0.15	to	1.00	34.53	to	35.68
2018	1,895,917	2.43	to	3.56	3,689,355	-	0.15	to	1.00	(1.45)	to	(0.60)
2017	2,032,079	1.69	to	2.46	3,637,730	-	0.25	to	1.00	33.79	to	34.80
Invesco V.I. U.S. Government Money Division[4]
2021	3,019,741	1.29	to	1.60	3,862,261	0.01	0.30	to	0.75	(0.74)	to	(0.29)
2020	2,865,754	1.30	to	1.60	3,689,343	0.21	0.30	to	0.75	(0.52)	to	(0.08)
2019	2,839,331	1.30	to	1.61	3,673,096	1.70	0.30	to	0.75	0.95	to	1.40
2018	3,098,493	1.29	to	1.58	3,973,557	1.34	0.30	to	0.75	0.59	to	1.05
2017	3,339,705	1.29	to	1.57	4,261,000	0.39	0.30	to	0.75	(0.36)	to	0.09
Janus Henderson Balanced Division (Institutional Class)
2021	357	-	-	4.33	1,544	0.88	-	-	0.40	-	-	16.67
2020	56,841	-	-	3.71	210,982	1.80	-	-	0.60	-	-	13.63
2019	59,786	-	-	3.27	195,299	1.94	-	-	0.60	-	-	21.86
2018	59,358	-	-	2.68	159,123	2.16	-	-	0.60	-	-	0.08
2017	60,169	-	-	2.68	161,175	1.62	-	-	0.60	-	-	17.72
Janus Henderson Balanced Division (Service Class)
2021	1,573,599	4.23	to	5.14	7,543,818	0.01	0.25	to	1.00	15.75	to	16.62
2020	1,645,617	3.65	to	4.41	6,755,986	1.49	0.25	to	1.00	12.89	to	13.74
2019	1,652,455	3.24	to	3.88	5,954,940	1.68	0.25	to	1.00	21.06	to	21.97
2018	1,647,762	2.67	to	3.18	4,873,002	1.78	0.25	to	1.00	(0.57)	to	0.18
2017	1,764,877	2.69	to	3.17	5,219,360	1.39	0.25	to	1.00	16.96	to	17.84
F-83

Notes To Financial Statements (Continued)

8.   FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Janus Henderson Forty Division (Institutional Class)
2021	4,195,530	$6.19	to	$7.56	$35,645,607	-%	0.25%	to	0.75%	21.98%	to	22.59%
2020	4,499,035	5.05	to	6.20	31,036,579	0.27	0.25	to	0.75	38.36	to	39.05
2019	4,871,577	3.63	to	4.48	23,845,964	0.15	0.25	to	0.75	36.14	to	36.82
2018	5,243,064	-	to	3.29	18,508,924	-	-	to	0.75	-	to	1.73
2017	5,714,266	-	to	3.25	19,329,223	-	-	to	0.75	-	to	29.99
Janus Henderson Forty Division (Service Class)
2021	46,358	8.83	to	10.58	429,145	-	0.50	to	1.00	21.38	to	21.99
2020	48,440	7.27	to	8.68	365,341	0.16	0.50	to	1.00	37.65	to	38.34
2019	48,670	5.28	to	6.27	264,895	-	0.50	to	1.00	35.49	to	36.17
2018	49,907	3.90	to	4.61	201,579	-	0.50	to	1.00	0.70	to	1.21
2017	52,125	3.87	to	4.55	206,633	-	0.50	to	1.00	28.71	to	29.35
Janus Henderson Global Research Division (Institutional Class)
2021	4,552,323	2.15	to	2.62	12,874,552	0.52	0.25	to	0.75	17.21	to	17.80
2020	4,834,686	1.82	to	2.23	11,541,450	0.73	0.25	to	0.75	19.16	to	19.76
2019	5,116,176	1.52	to	1.87	10,129,324	1.00	0.25	to	0.75	28.08	to	28.72
2018	5,478,036	1.18	to	1.46	8,387,235	1.13	0.25	to	0.75	(7.57)	to	(7.10)
2017	5,981,044	1.27	to	1.58	9,657,867	0.82	0.25	to	0.75	26.08	to	26.71
Janus Henderson Global Research Division (Service Class)
2021	106,715	-		4.27	387,051	0.35	-		1.00	-		17.21
2020	103,333	-		3.64	324,899	0.56	-		1.00	-		19.17
2019	101,847	-		3.06	268,482	0.87	-		1.00	-		28.07
2018	102,872	-		2.39	216,844	0.86	-		1.00	-		(7.55)
2017	98,174	-		2.58	236,100	0.69	-		1.00	-		26.05
JPMorgan Insurance Trust U.S. Equity Division
2021	284,033	-	-	2.23	632,933	0.83	-	-	0.25	-	-	29.34
2020	22,125	-	-	1.72	38,118	-	-	-	0.25	-	-	25.26
Lord Abbett Developing Growth Division
2021	91,390	-		2.70	246,975	-	-		0.25	-		(2.75)
2020	49,827	-		2.78	138,457	-	-		0.25	-		72.60
2019	1,436	-		1.61	2,312	-	-		0.25	-		31.77
MFS® Blended Research Core Equity Division
2021	152,245	-	-	1.98	301,718	1.14	-	-	0.25	-	-	29.53
2020	75,921	-	-	1.53	116,161	1.61	-	-	0.25	-	-	15.34
2019	13,000	-	-	1.33	17,246	1.61	-	-	0.25	-	-	29.17
MFS® Global Real Estate Division
2021	74,086	-	-	1.72	127,750	1.49	-	-	0.25	-	-	30.13
MFS® Government Securities Division
2021	123	-		1.12	138	2.59	-		0.25	-		(1.89)
MFS® Growth Division
2021	809,969	2.59	to	6.05	3,759,997	-	0.25	to	0.75	22.61	to	23.53
2020	726,226	2.10	to	4.94	3,105,539	-	0.25	to	0.75	30.87	to	31.86
2019	758,864	1.59	to	3.77	3,064,314	-	0.25	to	0.75	37.12	to	38.15
2018	730,280	1.15	to	2.75	2,171,458	0.09	0.25	to	0.75	1.90	to	2.67
2017	835,618	1.12	to	2.70	2,414,793	0.12	0.25	to	0.75	12.11	to	30.43
MFS® International Intrinsic Value Division
2021	347,117	-	-	1.66	576,798	0.40	-	-	0.25	-	-	10.55
2020	63,241	-	-	1.50	95,053	1.10	-	-	0.25	-	-	20.52
2019	17,457	-	-	1.25	21,771	1.33	-	-	0.25	-	-	25.94
F-84

Notes To Financial Statements (Continued)

8.   FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MFS® Investors Trust Division
2021	181,956	$5.13	to	$6.53	$1,076,162	0.64%	0.25%	to	1.00%	25.55%	to	26.50%
2020	164,039	4.08	to	5.16	770,630	0.65	0.25	to	1.00	12.74	to	13.58
2019	224,146	3.62	to	4.54	926,606	0.68	0.25	to	1.00	30.27	to	31.25
2018	228,598	2.78	to	3.46	723,146	0.62	0.25	to	1.00	(6.43)	to	(5.72)
2017	253,190	2.97	to	3.67	857,046	0.73	0.25	to	1.00	22.12	to	23.04
MFS® Mid Cap Value Division
2021	44,329	-		1.70	75,246	0.54	-		0.25	-		30.99
2020	23,260	-		1.30	30,142	1.28	-		0.25	-		3.87
MFS® New Discovery Division
2021	1,172,331	5.85	to	8.67	8,811,528	-	0.25	to	1.00	0.79	to	1.55
2020	1,212,613	5.80	to	8.54	9,107,858	-	0.25	to	1.00	44.44	to	45.52
2019	1,257,914	4.02	to	5.87	6,625,713	-	0.25	to	1.00	40.29	to	41.35
2018	1,245,551	2.86	to	4.15	4,788,712	-	0.25	to	1.00	(2.46)	to	(1.72)
2017	1,335,946	2.94	to	4.22	5,342,292	-	0.25	to	1.00	25.40	to	26.34
MFS® Research Division
2021	236,993	4.53	to	5.61	1,127,472	0.55	0.30	to	0.75	23.87	to	24.43
2020	360,042	3.66	to	4.51	1,454,714	0.70	0.30	to	0.75	15.72	to	16.24
2019	320,275	3.16	to	3.88	1,083,046	0.79	0.30	to	0.75	31.95	to	32.55
2018	331,042	2.39	to	2.93	845,994	0.35	0.30	to	0.75	(5.09)	to	(4.66)
2017	1,197,462	2.52	to	3.07	3,542,827	1.36	0.30	to	0.75	22.45	to	23.00
MFS® Utilities Division
2021	13,528	-		1.59	21,495	1.89	-		0.25	-		14.09
2020	7,984	-	-	1.39	11,119	2.81	-	-	0.25	-		5.90
2019	3,687	-	-	1.32	4,848	-	-	-	0.25	-		25.07
MFS® Value Division
2021	2,366,296	-	-	1.64	3,892,335	2.58	-	-	0.25	-	-	25.45
2020	117,320	-	-	1.31	153,828	1.82	-	-	0.25	-	-	3.47
2019	28,747	-	-	1.27	36,426	-	-	-	0.25	-	-	29.80
MML Aggressive Allocation Division
2021	1,492,725	1.21	to	4.32	5,181,466	1.26	0.15	to	0.80	15.72	to	16.47
2020	1,265,727	1.05	to	3.71	4,056,899	1.62	0.15	to	0.80	(45.58)	to	13.18
2019	1,220,243	1.93	to	3.28	3,446,034	2.03	0.15	to	0.75	23.01	to	23.75
2018	1,049,013	1.57	to	2.65	2,365,349	1.39	0.15	to	0.75	(8.81)	to	(8.26)
2017	964,047	1.09	to	1.72	2,340,168	1.06	0.25	to	0.75	8.35	to	17.89
MML American Funds Core Allocation Division
2021	282,702	1.16	to	1.52	411,238	1.34	0.25		0.80	11.95	to	12.85
2020	259,913	1.03	to	1.35	353,215	1.86	0.25		0.80	11.39	to	11.39
2019	17,018	1.21	to	1.39	23,627	2.53	0.25		0.75	18.12	to	18.12
2018	82,568	1.02	to	1.18	97,046	1.74	0.25		0.75	(4.84)	to	(4.84)
2017	81,975	1.07	to	1.24	101,251	-	0.25		0.75	7.47	to	14.94
MML American Funds Growth Division
2021	1,198,749	1.32	to	2.66	1,838,786	-	0.25	to	0.80	20.58	to	21.54
2020	58,532	1.09	to	2.19	146,356	0.73	0.25	to	0.80	(24.43)	to	51.41
2019	44,023	1.44	to	1.78	75,873	0.29	0.25	to	0.75	30.22	to	30.22
2018	33,642	1.11	to	1.37	45,923	0.28	0.25	to	0.75	(0.65)	to	(0.65)
2017	34,130	1.12	to	1.37	46,893	-	0.25	to	0.75	11.55	to	27.78
MML American Funds International Division
2021	118,537	1.05	to	1.32	145,430	0.17	0.25	to	0.80	(2.74)	to	(1.96)
2020	20,660	1.08	to	1.34	32,556	1.02	0.25	to	0.80	(9.02)	to	13.44
2019	19,796	1.18	to	1.39	27,498	2.80	0.25	to	0.75	22.31	to	22.31
2018	18,583	0.97	to	1.14	21,104	0.83	0.25	to	0.75	(13.52)	to	(13.52)
2017	18,152	1.12	to	1.31	23,858	-	0.25	to	0.75	11.79	to	31.65
F-85

Notes To Financial Statements (Continued)

8.   FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Balanced Allocation Division
2021	1,085,648	$1.12	to	$3.01	$2,314,101	1.42%	0.15%	to	0.80%	9.10%	to	9.82%
2020	1,031,245	1.03	to	2.74	2,195,795	2.69	0.15	to	0.80	(35.75)	to	10.77
2019	961,864	1.60	to	2.48	1,843,654	2.51	0.15	to	0.75	15.88	to	16.57
2018	974,355	1.38	to	2.12	1,598,371	2.42	0.15	to	0.75	(5.19)	to	(4.61)
2017	658,420	1.05	to	1.46	1,165,476	1.99	0.25	to	0.75	4.99	to	10.65
MML Blend Division
2021	7,024,572	3.69	to	4.13	35,476,330	2.12	0.25	to	1.00	13.88	to	14.74
2020	7,377,933	3.24	to	3.60	33,347,845	-	0.25	to	1.00	11.74	to	12.58
2019	7,528,109	2.90	to	3.20	31,243,992	2.44	0.25	to	1.00	20.17	to	21.08
2018	7,733,618	2.41	to	2.64	27,125,185	2.11	0.25	to	1.00	(5.30)	to	(4.58)
2017	8,339,530	2.55	to	2.77	31,096,755	2.12	0.25	to	1.00	14.11	to	14.97
MML Blue Chip Growth Division
2021	4,454,514	5.56	to	8.80	19,957,536	-	0.15	to	1.00	15.18	to	16.16
2020	4,378,157	4.83	to	7.58	17,390,444	-	0.15	to	1.00	33.07	to	34.20
2019	4,013,299	3.63	to	5.65	12,396,513	-	0.15	to	1.00	28.55	to	29.65
2018	3,772,586	2.82	to	4.36	9,452,664	-	0.15	to	1.00	0.86	to	1.72
2017	3,983,374	1.77	to	2.80	9,546,427	0.01	0.25	to	1.00	34.87	to	35.88
MML Conservative Allocation Division
2021	885,031	1.11	to	2.76	1,736,409	1.28	0.15	to	0.80	7.74	to	8.44
2020	1,027,526	1.03	to	2.54	1,920,967	2.76	0.15	to	0.80	(32.76)	to	9.77
2019	1,077,490	1.53	to	2.31	1,838,023	2.52	0.15	to	0.75	14.34	to	15.02
2018	865,508	1.34	to	2.01	1,201,317	2.54	0.15	to	0.75	(4.22)	to	(3.64)
2017	790,945	1.04	to	1.39	1,159,929	2.00	0.25	to	0.75	4.11	to	8.80
MML Dynamic Bond Division
2021	73,050	1.00	to	1.14	86,483	4.35	0.25	to	0.80	(0.81)	to	(0.01)
2020	30,457	1.01	to	1.14	35,776	0.31	0.25	to	0.80	(8.44)	to	3.91
2019	8,669	1.10	to	1.19	10,289	3.70	0.25	to	0.75	8.73	to	8.73
2018	6,838	1.01	to	1.09	7,464	3.41	0.25	to	0.75	(0.10)	to	(0.10)
2017	6,365	1.01	to	1.09	6,954	1.02	0.25	to	0.75	1.34	to	4.45
MML Equity Division
2021	19,538,179	3.63	to	4.35	106,958,081	1.67	0.15	to	1.00%	28.96	to	30.06
2020	20,335,113	2.82	to	3.34	85,886,429	2.32	0.15	to	1.00	2.00	to	2.87
2019	21,224,056	2.76	to	3.25	87,307,189	2.03	0.15	to	1.00	24.67	to	25.73
2018	22,663,822	2.22	to	2.58	74,001,101	1.77	0.15	to	0.75	(10.89)	to	(10.13)
2017	24,327,205	2.37	to	2.49	88,570,445	1.82	0.25	to	0.75	14.64	to	15.50
MML Equity Income Division
2021	859,260	1.30	to	4.04	2,229,954	2.33	0.15	to	0.80	24.58	to	25.39
2020	687,283	1.04	to	3.22	1,546,292	2.44	0.15	to	0.80	(32.27)	to	1.19
2019	454,444	1.54	to	3.19	1,134,639	2.35	0.15	to	0.75	26.26	to	26.45
2018	305,104	1.22	to	2.52	717,137	2.02	0.15	to	0.75	(9.50)	to	(9.36)
2017	192,482	1.10	to	1.35	494,840	2.07	0.25	to	0.75	10.07	to	16.33
MML Equity Index Division (Service Class I)
2021	3,017,033	-	-	2.09	6,305,114	0.59	-	-	0.25	-	-	28.01
2020	2,542,413	-	-	1.63	4,150,568	1.74	-	-	0.25	-	-	18.06
2019	2,088,086	-	-	1.38	2,887,488	2.71	-	-	0.25	-	-	30.86
F-86

Notes To Financial Statements (Continued)

8.   FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Equity Index Division (Class II)
2021	22,436,830	$5.22	to	$6.13	$121,243,867	1.43%	0.15%	to	1.00%	27.10%	to	28.18%
2020	22,938,054	4.11	to	4.78	95,853,069	1.89	0.15	to	1.00	17.04	to	18.04
2019	24,254,914	3.51	to	4.05	85,127,840	2.85	0.15	to	1.00	29.75	to	30.86
2018	26,762,994	2.71	to	3.10	71,235,424	1.70	0.15	to	1.00	(5.59)	to	(4.78)
2017	27,700,757	2.87	to	3.06	77,086,744	1.18	0.25	to	1.00	20.29	to	21.20
MML Equity Index Division (Class III)
2021	635,956	-	-	1.34	852,050	1.99	-	-	0.80	-	-	-
2020	3,066	-	-	1.05	3,221	-	-	-	0.80	-	-	-
MML Focused Equity Division
2021	223,708	1.26	to	1.99	447,362	1.10	0.25	to	0.80	21.28	to	22.25
2020	206,972	1.03	to	1.62	342,768	0.84	0.25	to	0.80	(28.16)	to	12.76
2019	167,057	1.44	to	1.81	246,359	0.28	0.25	to	0.75	30.15	to	30.15
2018	15,941	1.11	to	1.39	22,222	2.81	0.25	to	0.75	1.18	to	1.18
2017	14,561	1.09	to	1.38	20,062	-	0.25	to	0.75	9.39	to	21.99
MML Foreign Division
2021	368,515	1.20	to	2.17	600,403	3.21	0.15	to	0.80	12.14	to	12.88
2020	184,216	1.07	to	1.92	319,256	3.17	0.15	to	0.80	(6.21)	to	5.77
2019	153,545	1.14	to	1.81	259,567	1.81	0.15	to	0.75	13.00	to	13.17
2018	132,279	1.01	to	1.61	199,317	2.25	0.15	to	0.75	(16.03)	to	(15.90)
2017	120,948	1.08	to	1.20	217,714	2.08	0.25	to	0.75	7.80	to	21.73
MML Fundamental Equity Division
2021	498,497	1.32	to	2.33	1,173,089	0.50	0.25	to	0.80	26.65	to	27.67
2020	498,713	1.04	to	1.82	921,656	0.04	0.25	to	0.80	(31.47)	to	20.02
2019	503,737	1.52	to	1.76	775,224	0.50	0.25	to	0.75	33.74	to	33.74
2018	43,285	1.14	to	1.32	57,100	1.10	0.25	to	0.75	0.80	to	0.80
2017	42,392	1.13	to	1.31	55,477	-	0.25	to	0.75	12.67	to	27.67
MML Fundamental Value Division
2021	59,150	1.34	to	1.60	103,272	1.74	0.25	to	0.80	28.98	to	30.02
2020	65,496	1.04	to	1.23	93,987	1.30	0.25	to	0.80	(13.26)	to	2.67
2019	103,360	1.20	to	1.40	144,459	1.97	0.25	to	0.75	22.79	to	22.79
2018	98,094	0.98	to	1.14	111,650	1.67	0.25	to	0.75	(10.34)	to	(10.34)
2017	94,380	1.09	to	1.27	119,815	-	0.25	to	0.75	8.75	to	15.10
MML Global Division (Service Class I)
2021	75,112	-	to	1.71	128,214	0.40	-	to	0.25	-	to	17.27
2020	32,923	-	to	1.46	47,922	1.12	-	to	0.25	-	to	14.02
MML Global Division (Class II)
2021	194,922	1.23	to	4.69	680,782	0.97	0.15	to	0.80	16.49	to	17.25
2020	135,298	1.06	to	4.00	478,710	1.08	0.15	to	0.80	(31.20)	to	13.79
2019	124,229	1.54	to	3.51	385,155	0.59	0.15	to	0.75	30.39	to	30.58
2018	119,202	1.18	to	2.69	269,514	1.13	0.15	to	0.75	(9.71)	to	(9.57)
2017	100,947	1.30	to	2.89	248,284	1.06	0.50	to	0.75	23.68	to	24.30
MML Growth & Income Division
2021	542,145	1.32	to	5.56	1,965,182	0.89	0.15	to	0.80	26.13	to	26.95
2020	321,231	1.05	to	4.38	1,294,731	0.93	0.15	to	0.80	(36.96)	to	14.34
2019	294,083	1.66	to	3.83	1,036,164	0.94	0.15	to	0.75	31.90	to	32.10
2018	262,594	1.26	to	2.90	658,741	0.89	0.15	to	0.75	(5.34)	to	(5.20)
2017	184,689	1.10	to	1.33	468,563	0.85	0.25	to	0.75	10.26	to	23.70
F-87

Notes To Financial Statements (Continued)

8.   FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Growth Allocation Division
2021	1,864,082	$1.18	to	$3.79	$6,299,400	1.55%	0.15%	to	0.80%	13.42%	to	14.16%
2020	1,531,939	1.04	to	3.32	4,691,615	2.09	0.15	to	0.80	(42.27)	to	12.59
2019	1,620,661	1.80	to	2.95	4,454,638	2.25	0.15	to	0.75	20.30	to	21.03
2018	1,442,591	1.50	to	2.44	3,283,606	1.83	0.15	to	0.75	(7.60)	to	(7.04)
2017	1,224,155	1.07	to	1.62	2,944,300	1.47	0.25	to	0.75	7.18	to	15.21
MML High Yield Division
2021	69,726	1.11	to	1.26	100,492	9.64	0.25	to	0.80	7.26	to	8.12
2020	81,248	1.03	to	1.17	113,187	0.02	0.25	to	0.80	(6.54)	to	5.56
2019	75,480	1.10	to	1.32	99,616	6.29	0.25	to	0.75	12.25	to	12.25
2018	68,322	0.98	to	1.18	80,332	6.37	0.25	to	0.75	(3.40)	to	(3.40)
2017	65,377	1.02	to	1.22	79,573	2.08	0.25	to	0.75	1.82	to	8.22
MML Income & Growth Division
2021	590,823	1.31	to	3.90	1,290,144	1.84	0.15	to	0.80	25.27	to	26.08
2020	359,473	1.05	to	3.09	717,380	2.14	0.15	to	0.80	(29.66)	to	2.87
2019	211,374	1.49	to	3.01	489,310	1.96	0.15	to	0.75	24.25	to	24.43
2018	170,252	1.20	to	2.42	337,169	1.77	0.15	to	0.75	(11.82)	to	(11.68)
2017	153,975	1.10	to	1.35	342,385	1.63	0.25	-	0.75	10.45	-	17.43
MML Inflation-Protected and Income Division
2021	3,083,496	1.74	to	1.92	6,069,640	1.08	0.15	to	1.00	5.34	to	6.24
2020	2,877,526	1.65	to	1.81	5,359,804	0.12	0.15	to	1.00	10.01	to	10.95
2019	2,962,522	1.50	to	1.63	4,975,538	2.41	0.15	to	1.00	7.23	to	8.15
2018	2,982,893	1.40	to	1.50	4,644,811	3.11	0.15	to	1.00	(2.28)	to	(1.44)
2017	3,043,387	1.43	to	1.71	4,824,739	3.33	0.25	to	1.00	2.18	to	2.95
MML International Equity Division
2021	53,729	1.19	to	1.26	77,607	0.80	0.25	to	0.80	10.88	to	11.77
2020	24,128	1.07	to	1.13	32,658	3.48	0.25	to	0.80	0.28	to	5.37
2019	20,299	1.07	to	1.29	26,084	1.73	0.25	to	0.75	24.63	to	24.63
2018	20,737	0.86	to	1.03	21,382	1.59	0.25	to	0.75	(23.79)	to	(23.79)
2017	19,211	1.13	to	1.35	25,992	-	0.25	to	0.75	12.82	to	30.35
MML Large Cap Growth Division
2021	156,091	1.22	to	2.28	361,278	0.07	0.25	to	0.80	17.47	to	18.41
2020	46,223	1.04	to	1.93	103,492	0.34	0.25	to	0.80	(28.82)	to	31.78
2019	43,127	1.46	to	1.70	73,302	0.61	0.25	to	0.75	31.99	to	31.99
2018	50,284	1.11	to	1.29	64,754	0.65	0.25	to	0.75	(2.26)	to	(2.26)
2017	47,444	1.13	to	1.32	62,512	0.02	0.25	to	0.75	13.44	to	33.51
MML Managed Bond Division
2021	13,994,912	1.84	to	1.85	38,237,306	3.17	0.15	to	1.00	(0.19)	to	0.66
2020	13,886,442	1.82	to	1.85	38,463,908	0.10	0.15	to	1.00	6.64	to	7.55
2019	14,136,877	1.70	to	1.73	36,821,375	3.70	0.15	to	1.00	8.72	to	9.65
2018	14,954,044	1.55	-	1.60	35,447,667	3.49	0.15	to	1.00	(1.43)	to	(0.59)
2017	14,780,416	1.62	-	2.44	35,244,134	3.19	0.25	to	1.00	3.66	to	4.43
MML Managed Volatility Division
2021	4,587,458	2.28	to	2.60	11,337,704	0.99	0.15	to	1.00	10.43	to	11.37
2020	4,702,318	2.07	to	2.33	10,400,525	1.40	0.15	to	1.00	5.62	to	6.52
2019	4,758,639	1.96	to	2.19	9,752,657	1.61	0.15	to	1.00	10.78	to	11.73
2018	4,924,228	1.77	to	1.96	8,939,633	1.22	0.15	to	1.00	(5.64)	to	(4.83)
2017	5,255,594	1.87	to	2.00	9,969,494	1.27	0.25	to	1.00	7.95	to	8.76
F-88

Notes To Financial Statements (Continued)

8.   FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Mid Cap Growth Division
2021	802,155	$1.19	to	$7.82	$3,539,804	-%	0.15%	to	0.80%	12.31%	to	13.04%
2020	676,628	1.06	to	6.92	2,851,566	0.08	0.15	to	0.80	(37.42)	to	25.38
2019	520,871	1.69	to	5.52	1,851,438	0.02	0.15	to	0.75	31.10	to	31.30
2018	365,457	1.29	to	4.21	1,117,892	-	0.15	to	0.75	(2.32)	to	(2.17)
2017	315,393	1.10	to	1.32	951,777	0.03	0.25	to	0.75	9.88	to	24.81
MML Mid Cap Value Division
2021	420,278	1.25	to	5.05	1,587,137	1.45	0.15	to	0.80	22.33	to	23.13
2020	362,212	1.02	to	4.10	1,187,960	1.86	0.15	to	0.80	(31.67)	to	1.56
2019	292,549	1.50	to	4.04	970,295	1.72	0.15	to	0.75	28.94	to	29.13
2018	262,044	1.16	to	3.13	673,260	1.56	0.15	to	0.75	(13.12)	to	(12.99)
2017	209,403	1.07	to	1.33	600,267	1.38	0.25	to	0.75	6.64	to	11.70
MML Moderate Allocation Division
2021	771,376	1.15	to	3.29	2,037,126	1.39	0.15	to	0.80	11.10	to	11.83
2020	769,964	1.03	to	2.94	1,810,582	2.60	0.15	to	0.80	(38.48)	to	10.38
2019	658,245	1.68	to	2.66	1,440,195	2.57	0.15	to	0.75	17.70	to	18.41
2018	586,895	1.43	to	2.25	1,072,577	2.14	0.15	to	0.75	(6.19)	to	(5.62)
2017	578,705	1.06	to	1.52	1,148,828	1.82	0.25	to	0.75	5.88	to	12.48
MML Short-Duration Bond Division
2021	299,747	1.02	to	1.11	331,949	5.24	0.25	to	0.80	1.20	to	2.01
2020	12,038	1.01	to	1.09	13,182	-	0.25	to	0.80	(5.94)	to	1.55
2019	15,622	1.07	to	1.11	16,793	3.18	0.25	to	0.75	4.45	to	4.45
2018	1,266	1.02	to	1.07	1,349	3.13	0.25	to	0.75	1.53	to	1.53
2017	1,008	1.01	to	1.05	1,058	0.87	0.25	to	0.75	0.88	to	2.55
MML Small Cap Equity Division
2021	6,213,310	4.42	to	6.01	32,844,844	0.44	0.15	to	1.00	21.53	to	22.57
2020	6,441,838	3.64	to	4.91	28,249,486	0.54	0.15	to	1.00	19.49	to	20.51
2019	6,482,956	3.04	to	4.07	23,767,587	0.47	0.15	to	1.00	25.21	to	26.28
2018	6,800,449	2.43	to	3.22	19,872,953	0.49	0.15	to	1.00	(11.09)	to	(10.32)
2017	7,346,947	2.73	to	3.79	24,132,173	0.86	0.25	to	1.00	13.23	to	14.08
MML Small Cap Growth Equity Division
2021	3,903,146	5.58	to	6.53	21,049,615	-	0.15	to	1.00	6.24	to	7.15
2020	4,021,518	5.25	to	6.09	20,925,468	-	0.15	to	1.00	34.27	to	35.42
2019	4,030,464	3.91	to	4.50	15,692,114	-	0.15	to	1.00	32.99	to	34.12
2018	4,059,323	2.94	to	3.35	11,961,793	-	0.15	to	1.00	(5.83)	to	(5.02)
2017	4,555,785	3.12	to	3.45	13,947,859	-	0.25	to	1.00	21.60	to	22.51
MML Small Company Value Division
2021	202,134	1.33	to	1.62	373,185	0.40	0.25	to	0.80	24.47	to	25.47
2020	96,982	1.07	to	1.29	130,835	0.30	0.25	to	0.80	(9.75)	to	9.16
2019	13,952	1.19	to	1.53	21,300	0.27	0.25	to	0.75	25.54	to	25.54
2018	13,302	0.94	to	1.22	16,177	0.33	0.25	to	0.75	(12.94)	to	(12.94)
2017	13,074	1.08	to	1.40	18,263	-	0.25	to	0.75	8.48	to	11.69
MML Small/Mid Cap Value Division
2021	274,154	1.41	to	5.44	1,092,493	1.08	0.15	to	0.80	34.86	to	35.74
2020	299,300	1.05	to	4.00	809,605	1.10	0.15	to	0.80	(23.94)	to	4.49
2019	233,198	1.38	to	3.83	651,868	0.64	0.15	to	0.75	20.10	to	20.28
2018	162,818	1.15	to	3.19	443,894	0.49	0.15	to	0.75	(15.05)	to	(14.92)
2017	142,379	1.11	to	1.35	454,678	0.46	0.25	to	0.75	10.92	to	13.44
MML Strategic Emerging Markets Division
2021	131,540	0.96	to	1.35	146,079	-	0.25	to	0.80	(8.79)	to	(8.06)
2020	101,850	1.05	to	1.46	118,330	0.43	0.25	to	0.80	8.57	to	17.55
2019	132,199	0.97	to	1.24	130,203	0.23	0.25	to	0.75	24.60	to	25.53
2018	153,242	0.78	to	0.99	120,611	0.15	0.25	to	0.75	(13.06)	to	(12.40)
2017	140,823	0.90	to	1.13	127,444	0.08	0.25	to	0.75	13.19	to	33.03
F-89

Notes To Financial Statements (Continued)

8.   FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Total Return Bond Division
2021	105,722	$0.98	to	$1.18	$124,434	2.19%	0.25%	to	0.80%	(1.98)%	to	(1.19)%
2020	32,588	1.00	to	1.19	40,203	3.07	0.25	to	0.80	(8.60)	to	8.79
2019	20,536	1.10	to	1.15	23,663	2.43	0.25	to	0.75	8.91	to	8.91
2018	50,300	1.01	to	1.06	53,217	1.99	0.25	to	0.75	(0.07)	to	(0.07)
2017	35,411	1.01	to	1.06	37,492	-	0.25	to	0.75	0.90	to	2.96
MML U.S. Government Money Market Division
2021	14,367,031	1.00	to	1.02	16,396,206	-	0.15	to	1.00	(1.00)	to	(0.15)
2020	18,588,916	1.01	to	1.02	22,206,288	0.20	0.15	to	1.00	(0.77)	to	0.08
2019	13,153,952	1.02	to	1.02	15,295,854	1.69	0.15	to	1.00	0.70	to	1.56
2018	13,523,938	1.01	to	1.01	15,760,925	1.32	0.15	to	1.00	0.32	to	1.18
2017	14,841,020	1.01	to	1.33	16,805,767	0.34	0.25	to	1.00	(0.64)	to	0.11
Oppenheimer Global Multi-Alternatives Division
2021	-	-	to	-	-	-	-	to	-	-	to	-
2020	-	-	to	-	-	-	-	to	-	-	to	-
2019[5]	-	1.00	to	1.03	-	1.44	0.25	to	0.75	3.53	to	3.53
2018	69,086	0.96	to	0.99	68,494	0.38	0.25	to	0.75	(3.21)	to	(3.21)
2017	77,068	1.00	to	1.02	78,943	-	0.25	to	0.75	(0.35)	to	0.56
PIMCO CommodityRealReturn® Strategy Division
2021	436,186	1.09	to	1.17	492,181	4.19	0.15	to	0.70	32.18	to	32.91
2020	432,307	0.83	to	0.88	365,739	6.07	0.15	to	0.70	0.52	to	1.08
2019	370,676	0.82	to	0.87	309,923	4.36	0.15	to	0.70	10.57	to	11.19
2018	310,982	0.74	to	0.79	232,562	1.95	0.15	to	0.70	(14.80)	to	(14.33)
2017	222,679	0.87	to	1.09	195,201	10.79	0.25	to	0.70	1.34	to	9.02
PIMCO Global Bond Opportunities Division
2021	210,849	-	to	1.11	233,307	4.93	-	-	0.25	-	to	(4.16)
2020	197,425	-	to	1.15	227,936	2.45	-	-	0.25	-	to	10.12
2019	187,216	-	to	1.05	196,278	2.45	-	-	0.25	-	to	6.13
2018	176,432	-	to	0.99	174,285	5.59	-	-	0.25	-	to	(4.20)
PIMCO High Yield Division
2021	142,359	-	-	1.25	177,886	4.40	-	-	0.25	-	-	3.64
2020	220,608	-	-	1.21	265,993	4.80	-	-	0.25	-	-	5.76
2019	154,943	-	-	1.14	176,652	1.12	-	-	0.25	-	-	14.75
PIMCO Real Return Division
2021	17,000	-	-	1.27	21,647	4.92	-	-	0.25	-	-	5.61
2020	17,085	-	-	1.21	20,601	0.94	-	-	0.25	-	-	11.72
PIMCO Total Return Division
2021	166,564	-	to	1.18	196,048	1.85	-	to	0.25	-	to	(1.27)
2020	150,514	-	to	1.19	179,430	2.08	-	to	0.25	-	to	8.66
2019	118,445	-	to	1.10	129,945	2.30	-	to	0.25	-	to	8.37
T. Rowe Price All-Cap Opportunities Division[4]
2021	750,541	6.45	to	8.33	4,920,302	-	0.30	to	0.75	19.89	to	20.43
2020	810,125	5.38	to	6.91	4,529,302	-	0.30	to	0.75	43.30	to	43.94
2019	908,636	3.75	to	4.80	3,539,489	0.42	0.30	to	0.75	33.92	to	34.52
2018	962,993	2.80	to	3.57	2,800,329	0.14	0.30	to	0.75	0.40	to	0.85
2017	1,148,513	2.79	to	3.54	3,311,867	0.10	0.30	to	0.75	33.43	to	34.03
T. Rowe Price Blue Chip Growth Division
2021	3,170,366	7.08	to	9.21	25,875,360	-	0.25	to	1.00	16.45	to	17.33
2020	3,391,891	6.08	to	7.85	23,754,759	-	0.25	to	1.00	32.94	to	33.94
2019	3,509,332	4.57	to	5.86	18,577,729	-	0.25	to	1.00	28.60	to	29.56
2018	3,628,656	3.56	to	4.52	14,956,517	-	0.25	to	1.00	0.90	to	1.66
2017	3,646,665	3.52	to	4.45	14,954,650	-	0.25	to	1.00	34.82	to	35.83
F-90

Notes To Financial Statements (Continued)

8.   FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
T. Rowe Price Equity Income Division
2021	5,487,164	$3.69	to	$4.82	$23,530,078	1.58%	0.25%	to	1.00%	24.30%	to	25.24%
2020	5,467,518	2.97	to	3.85	18,840,838	2.35	0.25	to	1.00	0.18	to	0.93
2019	5,417,533	2.96	to	3.81	18,706,568	2.33	0.25	to	1.00	25.14	to	26.08
2018	5,493,478	2.37	to	3.02	15,188,122	2.01	0.25	to	1.00	(10.41)	to	(9.73)
2017	5,623,353	2.64	to	3.35	17,339,953	1.75	0.25	to	1.00	14.87	to	15.73
T. Rowe Price Limited-Term Bond Division
2021	43,051	1.11	to	1.75	48,102	1.35	0.25	to	0.40	(0.32)	to	0.13
2020	96,431	1.11	to	1.76	107,265	1.81	0.25	to	0.60	4.09	to	4.71
2019	781	1.06	to	1.69	1,319	2.42	0.25	to	0.60	3.73	to	4.36
2018	919	1.01	to	1.63	1,497	2.03	0.25	to	0.60	0.57	to	1.18
2017	1,047	1.00	to	1.62	1,695	1.45	0.25	to	0.60	0.21	to	0.45
T. Rowe Price Mid-Cap Growth Division
2021	8,065,644	7.46		12.22	75,155,920	-	0.25		1.00	13.71		14.56
2020	8,662,009	6.56		10.67	70,544,711	-	0.25		1.00	22.57		23.50
2019	9,498,129	5.35		8.64	62,866,836	0.14	0.25		1.00	29.98		30.96
2018	10,060,534	4.12		6.60	50,673,306	-	0.25		1.00	(3.01)		(2.28)
2017	10,999,651	4.25		6.75	56,582,781	-	0.25		1.00	23.54		24.46
Templeton Foreign VIP Division
2021	5,875,466	1.91		2.01	12,160,131	1.84	0.25		1.00	3.12		3.90
2020	5,834,770	1.85		1.94	11,342,176	3.39	0.25		1.00	(2.14)		(1.40)
2019	5,904,930	1.85		1.90	11,293,030	1.72	0.25		1.00	11.41		12.25
2018	5,959,755	1.65		1.70	9,952,036	2.66	0.25		1.00	(16.29)		(15.65)
2017	6,107,253	1.95		2.03	11,957,352	2.60	0.25		1.00	15.53		16.40
Templeton Global Bond VIP Division
2021	43,381	-		0.94	40,634	-	-		0.25	-	to	(4.62)
2020	43,761	-		0.98	42,977	8.55	-		0.25	-	to	(5.07)
2019	22,781	-		1.03	23,569	-	-		0.25	-	to	2.26
Vanguard VIF Global Bond Index Fund
2021	196,349	-		0.98	191,467	0.24	-		0.80	-		(2.62)
2020	2,914	-		1.00	2,918	-	-		0.80	-		-
Vanguard VIF Mid Cap Index Fund
2021	247,101	-	-	1.30	320,634	0.10	-	-	0.80	-	-	23.37
2020	5,400	-	-	1.05	5,680	-	-	-	0.80	-	-	-
Vanguard VIF Real Estate Index Fund
2021	156,470	-	-	1.41	221,372	0.17	-	-	0.80	-	-	39.09
2020	4,937	-	-	1.02	5,022	-	-	-	0.80	-	-	-
Voya International Index Division
2021	1,251,780	-	-	1.35	1,693,422	1.88	-	-	0.25	-	-	10.62
2020	1,211,566	-	-	1.22	1,481,694	2.48	-	-	0.25	-	-	7.62
2019	1,139,366	-	-	1.14	1,294,774	2.77	-	-	0.25	-	-	21.04
Voya Russell™ Mid Cap Index Division
2021	1,262,767	-	-	1.82	2,294,465	0.79	-	-	0.25	-	-	21.80
2020	996,375	-	-	1.49	1,486,419	1.20	-	-	0.25	-	-	16.32
2019	748,449	-	-	1.28	959,866	1.24	-	-	0.25	-	-	29.74
Voya Russell™ Small Cap Index Division
2021	265,008	-	-	1.63	433,177	0.46	-	-	0.25	-	-	14.04
2020	255,930	-	-	1.43	366,824	1.06	-	-	0.25	-	-	19.34
2019	166,147	-	-	1.20	199,550	0.70	-	-	0.25	-	-	24.77

F-91

Notes To Financial Statements (Continued)

8.   FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
VY® Clarion Global Real Estate Division
2021	227,531	$2.96	to	$3.19	$701,469	2.71%	0.15%	to	0.70%	33.21%	to	33.94%
2020	223,661	2.22	to	2.38	510,408	5.82	0.15	to	0.70	(5.70)	to	(5.18)
2019	196,349	2.36	to	2.51	472,645	2.54	0.15	to	0.70	23.48	to	24.16
2018	174,554	1.91	to	2.02	336,952	5.13	0.15	to	0.70	(9.38)	to	(8.88)
2017	138,798	2.11	to	2.15	295,310	3.54	0.50	to	0.70	9.73	to	9.95

[1]					The investment income ratios represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, divided by the average net assets. These ratios exclude expenses, such as mortality and expense charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.

[2]					The expense ratios represent the annualized policy expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[3]					The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the related minimum and maximum expense ratio amounts, some individual policy total returns and unit values are not within the ranges presented.

[4]					See Note 2 to the financial statements for the previous name of this division.

[5]					For the period January 1, 2019 through April 29, 2019. Effective April 29, 2019 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on April 29, 2019 was automatically transferred to the MML U.S. Government Money Market Sub-Account.
F-92

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

B.	The Separate Account assesses “current” charges associated with each policy. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Separate Account. Charges shown below state charges assessed at a monthly rate unless otherwise specified.

	Administrative Charge	$0 - $12 per month per policy
This charge is assessed through the redemption of units.

	Asset Charge/Mortality and Expense Risk Charge	Effective annual rate of 0.10% - 1.00% of the policy’s assets held in the Separate Account.
This charge is assessed through a reduction in unit values or through the redemption of units.

	Additional Mortality Fees	$0.00 to $83.33 per $1,000 of insurance risk
	This charge is assessed through a redemption of units.	$0.08 to $83.33 per $1,000 of face amount

	Face Amount Charge This charge is assessed through a redemption of units.	$0.00 - $1.79 per month per $1,000 face amount of policy; or charge is based on the initial selected face amount of the Policy, the issue age of the insured, and the Policy year in which the deduction is made.

	Insurance Charge/Cost of Insurance Protection Charge/Mortality Charge	$0.00 - $83.33 per month per $1,000 of insurance risk; or MassMutual may charge up to the maximum rate in the Table of Maximum Monthly Mortality Charges in a Policy. MassMutual may charge less than the maximum. If policies are issued in a Group Case, any changes in these charges will apply to all policies in the same case.
These charges are assessed through a redemption of units.

	Loan Interest Rate Expense Charge	Effective annual rate of 0.00% - 1.00% of the loan amount
This charge is assessed through a redemption of units.

Rider Charges:
The rider charges do not apply to all segments within the Separate Account.
These charges are assessed through a redemption of units.

A. Accidental Death Benefit	$0.025 - $0.12929 per $1,000 of coverage

B. Additional Insurance	$0.01 to $82.50 per $1,000 of insurance risk
$0.00 to $0.41 per $1,000 of face amount

C. Death Benefit Guarantee	$0.01 per $1,000 of face amount

D. Disability Benefit	$0.00 to $0.32 per $1 of monthly deductions
$0.00 to $0.04 per $1 of specified benefit amount
Not applicable per $100 of specified benefit amount
$0.009 to $0.149 per $1 of specified premium
$0.00 to $0.09783 per $1,000 of insurance risk
F-93

Notes To Financial Statements (Continued)

E. Estate Protection	$0.00 to $21.96 per $1,000 of insurance risk

F. Guaranteed Insurability	$0.03 to $0.11 per $1,000 of option amount

G. Insurability Protection	$0.043 to $0.179 per $1,000 of rider face amount

H. Other Insured	$0.01 to $79.16 per $1,000 of insurance risk

I. Survivorship Term	$0.00 to $80.83 per $1,000 of insurance risk
$0.00 to $0.30 per $1,000 of face amount

J. Waiver of Monthly Charges	$0.00 to $0.349 per $1 of monthly deductions
$4.55 to $11.98 per $100 of monthly deductions

K. Waiver of Specified Premium	$0.00 to $0.28 per $1 of monthly deduction
$0.00 to $0.04 per $1 of specified premium amount

L. Additional Mortality Fees	$0.00 to $83.33 per $1,000 of insurance risk $0.00 to $83.33 per $1,000 of face amount

M. Underwriting Charge	$0.01 to $0.06 per $1,000 of selected face amount

N. Term Rider	$0.01 to $36.72 per $1,000 of insurance risk

O. Children's Level Term Insurance Rider	$4.50 per month

P. Spouse Level Term Insurance Rider	$0.06 - $1.91 per $1,000 of rider coverage

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 8, 2022, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-94

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

As of December 31, 2021 and 2020 and

for the years ended December 31, 2021, 2020 and 2019

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

KPMG LLP

One Financial Plaza

755 Main Street

Hartford, CT 06103

Independent Auditors’ Report

The Board of Directors and Policyholders

Massachusetts Mutual Life Insurance Company:

Opinions

We have audited the statutory financial statements of Massachusetts Mutual Life Insurance Company (the Company), which comprise the statutory statements of financial position as of December 31, 2021 and 2020, and the related statutory statements of operations and changes in surplus, and cash flows for the three-year period ended December 31, 2021, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying statutory financial statements present fairly, in all material respects, the statutory financial position of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for the three-year period ended December 31, 2021 in accordance with the statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for the three-year period ended December 31, 2021.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 of the statutory financial statements, the statutory financial statements are prepared by the Company using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the statutory financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the statutory financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the

KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of these statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•	Identify and assess the risks of material misstatement of the statutory financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements.

•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory financial statements.

•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

/s/ KPMG LLP

Hartford, Connecticut

February 25, 2022

2

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	As of
	December 31,
	2021	2020
	(In Millions)
Assets:
Bonds	$124,287	$114,684
Preferred stocks	555	470
Common stocks – subsidiaries and affiliates	24,640	19,895
Common stocks – unaffiliated	1,277	1,192
Mortgage loans	26,345	26,078
Policy loans	16,120	15,597
Real estate	395	362
Partnerships and limited liability companies	12,545	9,534
Derivatives	16,379	21,076
Cash, cash equivalents and short-term investments	5,943	5,738
Other invested assets	1,286	1,503
Total invested assets	229,772	216,129
Investment income due and accrued	3,584	3,859
Federal income taxes	55	-
Net deferred income taxes	710	509
Other than invested assets	4,686	3,996
Total assets excluding separate accounts	238,807	224,493
Separate account assets	76,160	75,966
Total assets	$314,967	$300,459

Liabilities and Surplus:
Policyholders’ reserves	$138,269	$125,167
Liabilities for deposit-type contracts	17,041	14,580
Contract claims and other benefits	797	726
Policyholders’ dividends	1,828	1,708
General expenses due or accrued	1,385	1,253
Federal income taxes	-	670
Asset valuation reserve	6,414	5,205
Repurchase agreements	2,802	4,006
Commercial paper	250	250
Collateral	6,158	5,551
Derivatives	10,877	17,349
Funds held under coinsurance	19,255	17,929
Other liabilities	6,900	5,772
Total liabilities excluding separate accounts	211,976	200,166
Separate account liabilities	76,012	75,966
Total liabilities	287,988	276,132
Surplus	26,979	24,327
Total liabilities and surplus	$314,967	$300,459

See accompanying notes to statutory financial statements

3

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2021	2020	2019
	(In Millions)
Revenue:
Premium income	$19,891	$10,323	$22,781
Net investment income	8,845	8,752	7,693
Fees and other income	1,253	3,726	1,381
Total revenue	29,989	22,801	31,855
Benefits, expenses and other deductions:
Policyholders’ benefits	11,513	24,784	24,573
Change in policyholders’ reserves	11,649	(10,003)	1,138
General insurance expenses	2,269	2,394	2,391
Commissions	1,224	1,091	1,067
State taxes, licenses and fees	326	275	271
Other deductions	810	1,626	298
Total benefits, expenses and other deductions	27,791	20,167	29,738
Net gain from operations before dividends and federal income taxes	2,198	2,634	2,117
Dividends to policyholders	1,808	1,697	1,671
Net gain from operations before federal income taxes	390	937	446
Federal income tax expense (benefit)	72	135	(15)
Net gain from operations	318	802	461
Net realized capital losses	(534)	(586)	(37)
Net (loss) gain	$(216)	$216	$424

See accompanying notes to statutory financial statements

4

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN SURPLUS

	Years Ended December 31,
	2021	2020	2019
	(In Millions)
Surplus, beginning of year	$24,327	$18,893	$15,610
Net increase/(decrease) due to:
Net (loss) income	(216)	216	424
Change in net unrealized capital gains, net of tax	3,366	1,422	3,433
Change in net unrealized foreign exchange capital (losses) gains, net of tax	(673)	1,010	282
Change in other net deferred income taxes	544	(23)	(55)
Change in nonadmitted assets	20	50	747
Change in asset valuation reserve	(1,209)	(535)	(1,363)
Change in reserve valuation basis	-	(48)	-
Change in surplus notes	841	1,537	(33)
Change in minimum pension liability	21	111	(68)
Prior period adjustments	31	33	(70)
Deferred gain on reinsurance transactions	-	1,665	-
Other	(73)	(4)	(14)
Net increase (decrease)	2,652	5,434	3,283
Surplus, end of year	$26,979	$24,327	$18,893

See accompanying notes to statutory financial statements

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2021	2020	2019
	(In Millions)
Cash from operations:
Premium and other income collected	$20,237	$20,788	$24,250
Net investment income	9,238	7,281	8,303
Benefit payments	(11,349)	(24,243)	(24,526)
Net transfers from separate accounts	1,129	4,020	5,814
Commissions and other expenses	(4,557)	(3,911)	(3,816)
Dividends paid to policyholders	(1,688)	(1,674)	(1,700)
Federal and foreign income taxes (paid) recovered	(849)	142	552
Net cash from operations	12,161	2,403	8,877

Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	37,911	23,128	22,233
Preferred and common stocks – unaffiliated	584	547	839
Common stocks – affiliated	45	8	5
Mortgage loans	4,889	4,098	2,418
Real estate	75	1	192
Partnerships and limited liability companies	1,629	1,051	1,207
Derivatives	(490)	1,855	996
Other	198	542	(995)
Total investment proceeds	44,841	31,230	26,895
Cost of investments acquired:
Bonds	(47,343)	(38,209)	(25,867)
Preferred and common stocks – unaffiliated	(515)	(321)	(1,443)
Common stocks – affiliated	(3,966)	(2,003)	(204)
Mortgage loans	(5,170)	(4,293)	(6,211)
Real estate	(174)	(120)	(120)
Partnerships and limited liability companies	(4,033)	(1,847)	(1,368)
Derivatives	(66)	(428)	(302)
Other	86	78	(81)
Total investments acquired	(61,181)	(47,143)	(35,596)
Net increase in policy loans	(522)	(872)	(852)
Net cash used in investing activities	(16,862)	(16,785)	(9,553)

Cash from financing and miscellaneous sources:
Net deposits (withdrawals) on deposit-type contracts	2,359	(1,031)	868
Cash provided (applied to) by surplus note issuance	607	697	(39)
Change in repurchase agreements	(1,204)	172	(935)
Change in collateral	574	2,270	550
Other cash provided (used)	2,570	14,219	(293)
Net cash from financing and miscellaneous sources	4,906	16,327	151
Net change in cash, cash equivalents and short-term investments	205	1,945	(525)
Cash, cash equivalents and short-term investments:
Beginning of year	5,738	3,793	4,318
End of year	$5,943	$5,738	$3,793

See accompanying notes to statutory financial statements

6

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.	Nature of operations

Massachusetts Mutual Life Insurance Company (MassMutual or the Company), a mutual life insurance company domiciled in the Commonwealth of Massachusetts, and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance (DI), individual and group annuities and guaranteed interest contracts (GIC) to individual and institutional customers in all 50 states of the United States of America (U.S.), the District of Columbia and Puerto Rico. Products and services are offered primarily through the Company’s MassMutual Financial Advisors (MMFA), MassMutual Strategic Distributors (MMSD), Digital Direct to Consumer and Business to Business (DTC&B2B), Institutional Solutions (IS) and Worksite distribution channels.

MMFA is a sales force that includes financial professionals that operate in the U.S. MMFA sells individual life, individual annuities, long-term care (LTC) and DI. The Company’s MMSD channel sells life insurance, disability, annuity, and hybrid life and LTC solutions through a network of third-party distribution partners. The Company’s DTC&B2B distribution channel sells individual life and supplemental health insurance primarily through direct response television advertising, digital media, search engine optimization and search engine marketing. The Company’s IS distribution channel sells group annuities, group life and GIC primarily through retirement advisory firms, actuarial consulting firms, investment banks, insurance benefit advisors and investment management companies. The Company’s Worksite channel works with advisors and employers across the country to provide American workers with voluntary and executive benefits such as group whole life, critical illness, accident insurance and executive variable life and disability, through the workplace.

2.	Summary of significant accounting policies

a.	Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (NAIC) and the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (the Division).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with U.S. GAAP. The more significant differences between statutory accounting practices and U.S. GAAP are as follows:

Invested assets

•	Bonds are generally carried at amortized cost, whereas U.S. GAAP reports bonds at fair value for bonds available for sale and trading or at amortized cost for bonds held to maturity
•	Changes in the fair value of derivative financial instruments are recorded as changes in surplus, whereas U.S. GAAP generally reports these changes in revenue unless deemed an effective hedge
•	Interest rate and credit default swaps associated with replicated synthetic investment transactions are carried at amortized cost, whereas U.S. GAAP would carry them at fair value
•	Embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the underlying contract or security and account for them separately at fair value
•	Income recognition on partnerships and limited liability companies, which are accounted for under the equity method, is limited to the amount of cash distribution, whereas U.S. GAAP is without limitation
•	Certain majority-owned subsidiaries and variable interest entities are accounted for using the equity method, whereas U.S. GAAP would consolidate these entities

Policyholders’ liabilities

•	Statutory policy reserves are generally based upon prescribed methods, such as the Commissioners’ Reserve Valuation Method, Commissioners’ Annuity Reserve Valuation Method or net level premium method, and prescribed statutory mortality, morbidity and interest assumptions at the time of issuance, whereas U.S. GAAP policy reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates, at time of issuance, of future mortality, morbidity, persistency and interest
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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

•	Liabilities for policyholders’ reserves, unearned premium, and unpaid claims are presented net of reinsurance ceded, whereas U.S. GAAP would present the liabilities on a direct basis and report an asset for the amounts recoverable or due from reinsurers
•	Payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances

General insurance expenses and commissions

•	Certain acquisition costs, such as commissions and other variable costs, directly related to successfully acquiring new business are charged to current operations as incurred, whereas U.S. GAAP generally would capitalize these expenses and amortize them based on profit emergence over the expected life of the policies or over the premium payment period

Net realized capital gains (losses)

•	After-tax realized capital gains (losses) that result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (IMR) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue

Surplus

•	Changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are recorded in surplus, whereas U.S. GAAP would generally include the change in deferred taxes in net income without limitation
•	Assets are reported at admitted asset value and assets designated as nonadmitted are excluded through a charge against surplus, whereas U.S. GAAP recognizes all assets, net of any valuation allowances
•	An asset valuation reserve (AVR) is reported as a contingency reserve to stabilize surplus against fluctuations in the statement value of real estate, partnerships and limited liability companies and certain common stocks as well as credit-related changes in the value of bonds, mortgage loans and certain derivatives, whereas U.S. GAAP does not record this reserve
•	Changes to the mortgage loan valuation allowance are recognized in net unrealized capital gains (losses), net of tax, in the Statutory Statements of Changes in Surplus, whereas U.S. GAAP reports these changes in net realized capital gains (losses)
•	The overfunded status of pension and other postretirement plans, which is the excess of the fair value of the plan assets over the projected benefit obligation, is a nonadmitted asset for statutory accounting whereas U.S. GAAP recognizes the overfunded status as an asset
•	Surplus notes are reported in surplus, whereas U.S. GAAP reports these notes as liabilities
•	Statutory Statements of Changes in Surplus includes net income, change in net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in other net deferred income taxes, change in nonadmitted assets, change in AVR, prior period adjustments and change in minimum pension liability, whereas U.S. GAAP presents net income as retained earnings and net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in minimum pension liability as other comprehensive income
•	The change in the fair value for unaffiliated common stock is recorded in surplus, whereas the change in the fair value for ownership interests in an entity not accounted for under the equity method or consolidated are recorded in revenue for U.S. GAAP

Other

•	Assets and liabilities associated with certain group annuity and variable universal life contracts, which do not pass-through all investment experience to contract holders, are maintained in separate accounts and are
8

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

presented on a single line in the statutory financial statements, whereas U.S. GAAP reports these contracts as general investments and liabilities of the Company

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of the statutory financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates and assumptions include those used in determining the carrying values of investments including the amount of mortgage loan investment valuation reserves, other-than-temporary impairment(s) (OTTI), the value of the investment in MassMutual Holding LLC (MMHLLC), the liabilities for policyholders’ reserves, the determination of admissible deferred tax assets (DTA), the liability for taxes and the liability for litigation or other contingencies. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency, asset valuations and defaults could cause results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

b.	Corrections of errors and reclassifications

For the years ended December 31, 2021 and 2020, corrections of prior years’ errors were recorded in surplus, net of tax:

	Years Ended December 31, 2021 and 2020
	Increase (Decrease) to:
	Prior		Current		Asset
	Years’		Year		or Liability
	Net Income		Surplus		Balances
	(In Millions)
	2021	2020	2021	2020	2021	2020
Common stocks -subsidiaries and affiliates(1)	$-	$-	$(2)	$(35)	$(2)	$(35)
Net deferred income taxes(1)	-	-	50	8	50	8
Policyholders’ reserves	(12)	33	(12)	33	12	(33)
Other Liabilities	17	-	17	-	(17)	-
Liabilities for deposit-type contracts	26	-	26	-	(26)	-
Total	$31	$33	$79	$6	$17	$(60)

(1)	The change in common stocks subsidiaries and affiliates and net deferred income taxes were recorded through surplus as a change in unrealized capital losses, net of tax.

c.	Bonds

Bonds are generally valued at amortized cost using the constant yield interest method with the exception of NAIC Category 6 bonds, which are in or near default, and certain residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), which are rated by outside modelers, which are carried at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other investments. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date.

For loan-backed and structured securities, such as asset-backed securities (ABS), mortgage-backed securities (MBS), including RMBS and CMBS, and structured securities, including collateralized debt obligations (CDOs), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies.

Fixed income securities, with the highest ratings from a rating agency follow the retrospective method of accounting.

All other fixed income securities, such as floating rate bonds and interest only securities, including those that have been impaired, follow the prospective method of accounting.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates and collateral values, among others. Structure characteristics and cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

d.	Preferred stocks

Preferred stocks in good standing, those that are rated Categories 1 through 3 by the Securities Valuation Office (SVO) of the NAIC, are generally valued at amortized cost. Preferred stocks not in good standing, those that are rated Categories 4 through 6 by the SVO, are valued at the lower of amortized cost or fair value. Fair values are based on quoted market prices, when available. If quoted market prices are not available, values provided by third-party organizations are used. If values provided by third-party organizations are unavailable, fair value is estimated using internal models. These models use inputs not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

e.	Common stocks – subsidiaries and affiliates

On May 28, 2021, the Company, through a wholly owned subsidiary, Glidepath Holdings Inc. (Glidepath), acquired Great American Life Insurance Company and other subsidiaries and affiliated entities (GALIC) for $3,570 million in cash. GALIC primarily offers traditional fixed and fixed indexed annuity products.

In December 2020, MassMutual contributed its ownership in MassMutual Asset Finance (MMAF), LLC and MML Management LLC, wholly owned subsidiaries with a combined carrying value of $1,602 million, to MM Investment Holding (MMIH), a wholly owned subsidiary, in an affiliated transaction and therefore no gain or loss was recognized on the transaction. There was no impact to surplus.

Common stocks of unconsolidated subsidiaries, primarily MassMutual Holding LLC (MMHLLC), Glidepath and MM Investment Holding (MMIH), are accounted for using the statutory equity method. The Company accounts for the value of MMHLLC at its underlying U.S. generally accepted accounting principles (U.S. GAAP) equity value less adjustments for the limited statutory basis of accounting related to foreign insurance subsidiaries and controlled affiliates entities as well as an adjustment of $612 million as of December 31, 2021 for a portion of its noncontrolling interests (NCI). Glidepath is valued on it is underlying GAAP equity with adjustment to recognize its investment in GALIC based on GALIC’s underlying statutory surplus, adjusted for any unamortized goodwill that would have been recognized under the statutory purchase method. Operating results, less dividends declared, for MMHLLC, Glidepath and MMIH are reflected as net unrealized capital gains in the Statutory Statements of Changes in Surplus. Dividends declared from MMHLLC, Glidepath and MMIH are recorded in net investment income when declared and are limited to MMHLLC, Glidepath and MMIH’s U.S. GAAP retained earnings. The cost basis of common stocks – subsidiaries and affiliates is adjusted for impairments deemed to be other than temporary.

Refer to Note 5c. "Common stocks - subsidiaries and affiliates" for further information on the valuation of MMHLLC.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Common stocks – unaffiliated

Unaffiliated common stocks are carried at fair value, which is based on quoted market prices when available. If quoted market prices are not available, values provided by third-party organizations are used. If values from third parties are unavailable, fair values are determined by management using estimates based upon internal models. The Company’s internal models include estimates based upon comparable company analysis, review of financial statements, broker quotes and last traded price. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

g.	Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium, discount, mortgage origination fees and valuation allowances. Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for (a) impaired loans more than 60 days past due, (b) delinquent loans more than 90 days past due, or (c) loans that have interest that is not expected to be collected. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received according to the terms of the original or modified mortgage loan agreement.

h.	Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy and amounts ceded to reinsurers.

i.	Real estate

Investment real estate, which the Company has the intent to hold for the production of income, and real estate occupied by the Company are carried at depreciated cost, less encumbrances. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income.

Real estate held for sale is initially carried at the lower of depreciated cost or fair value less estimated selling costs and is no longer depreciated. Adjustments to carrying value, including for further declines in fair value, are recorded in a valuation reserve, which is included in net realized capital (losses) gains.

Fair value is generally estimated using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks, net of encumbrances. The Company also obtains external appraisals for a rotating selection of properties annually. If an external appraisal is not obtained, an internal appraisal is performed.

j.	Partnerships and limited liability companies

Partnerships and limited liability companies, except for partnerships that generate and realize low income housing tax credits (LIHTCs), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships that generate LIHTCs are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into net investment income during the period in which tax benefits are recognized.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

k.	Derivatives

Interest rate swaps and credit default swaps associated with replicated assets are valued at amortized cost and all other derivative types are carried at fair value, which is based primarily upon quotations obtained from counterparties and independent sources. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and independent sources when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based on an internal valuation process using market observable inputs that other market participants would use. Changes in the fair value of these instruments other than interest rate swaps and credit default swaps associated with replicated synthetic investments are recorded as unrealized capital gains (losses) in surplus. Gains and losses realized on settlement, termination, closing or assignment of contracts are recorded in net realized capital (losses) gains. Amounts receivable and payable are accrued as net investment income.

l.	Cash, cash equivalents and short-term investments

Cash and cash equivalents, which are carried at amortized cost, consist of all highly liquid investments purchased with original maturities of three months or less.

Short-term investments, which are carried at amortized cost, consist of short-term bonds, money market mutual funds and all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months.

The carrying value reported in the Statutory Statements of Financial Position for cash, cash equivalents and short-term investment instruments approximates the fair value.

m.	Investment income due and accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date.

n.	Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and DTAs or deferred tax assets or liabilities. Current tax expense (benefit) is reported in the Statutory Statements of Operations as federal income tax expense (benefit) if resulting from operations and within net realized capital (losses) gains if resulting from invested asset transactions. Changes in the balances of net deferred taxes, which provide for book-to-tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of book-to-tax temporary differences, such as reserves and policy acquisition costs, and of book-to-tax permanent differences, such as tax-exempt interest and tax credits, may result in effective tax rates in the Statutory Statements of Operations that differ from the federal statutory tax rate.

12

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

o.	Other than invested assets

Other than invested assets primarily includes the Company’s investment in corporate-owned life insurance, deferred and uncollected life insurance premium, receivable from subsidiaries and affiliates, reinsurance recoverable, fixed assets and other receivables.

p.	Separate accounts

Separate accounts and sub-accounts are segregated funds administered and invested by the Company, the performance of which primarily benefits the policyholders/contract holders with an interest in the separate accounts. Group and individual variable annuity, variable life and other insurance policyholders/contract holders select from among the separate accounts and sub-accounts made available by the Company. The separate accounts and sub-accounts are offered as investment options under certain insurance contracts or policies. The returns produced by separate account assets increase or decrease separate account reserves. Separate account assets consist principally of marketable securities reported at fair value. Except for the Company’s seed money, supplemental accounts and certain guaranteed separate accounts issued in Minnesota, separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. Separate account administrative and investment advisory fees are included in fees and other income.

Assets may be transferred from the general investments of the Company to seed the separate accounts. When assets are transferred, they are transferred at fair market value. Gains related to the transfer are deferred to the extent that the Company maintains a proportionate interest in the separate account. The deferred gain is recognized as the Company’s ownership decreases or when the underlying assets are sold. Losses associated with these transfers are recognized immediately.

Separate accounts reflect two categories of risk assumption: nonguaranteed separate accounts for which the policyholder/contract holder assumes the investment risk and guaranteed separate accounts for which the Company contractually guarantees a minimum return, a minimum account value, or both to the policyholder/contract holder. For certain guaranteed separate account products such as interest rate guaranteed products and indexed separate account products, reserve adequacy is performed on a contract-by-contract basis using, as applicable, prescribed interest rates, mortality rates and asset risk deductions. If the outcome from this adequacy analysis produces a deficiency relative to the current account value, a liability is recorded in policyholders’ reserves or liabilities for deposit-type contracts in the Statutory Statements of Financial Position with the corresponding change in the liability recorded as change in policyholders’ reserves or policyholders’ benefits in the Statutory Statements of Operations.

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Operations with the offset recorded in the change in policyholders’ reserves. Investment income, realized capital gains (losses) and unrealized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to policyholders/contract holders and are not recorded in the Statutory Statements of Operations.

q.	Nonadmitted assets

Assets designated as nonadmitted by the NAIC primarily include pension plan assets, intangibles, certain electronic data processing equipment, advances and prepayments, certain investments in partnerships and LLCs for which qualifying audits are not performed, the amount of DTAs (subject to certain limitations) that will not be realized by the end of the third calendar year following the current year end, furniture and equipment, certain other receivables and uncollected premium greater than 90 days past due. Due and accrued income is nonadmitted on: (a) bonds delinquent more than 90 days or where collection of interest is improbable; (b) impaired bonds more than 60 days past due; (c) bonds in default; (d) mortgage loans in default where interest is 180 days past due; (e) rent in arrears for more than 90 days; and (f) policy loan interest due and accrued more than 90 days past due and included in the unpaid balance of the policy loan in excess of the cash surrender value of the underlying contract. Assets that are designated as nonadmitted are excluded from the Statutory Statements of Financial Position through a change in nonadmitted assets on the Statutory Statements of Changes in Surplus.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

r.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk or to assume business.

Premium income, policyholders’ benefits (including unpaid claims) and policyholders’ reserves are reported net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid, but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance (Modco) reserve adjustments on reinsurance ceded are recorded as revenue. Commissions and expense allowances on Retirement Plan Group reinsurance assumed and Modco reserve adjustments on reinsurance assumed are recorded as an expense.

s.	Policyholders’ reserves

Policyholders’ reserves are developed by actuarial methods that will provide for the present value of estimated future obligations in excess of estimated future premium on policies in force and are determined based on either statutory prescribed mortality/morbidity tables using specified interest rates and valuation methods, or principles-based reserving under Valuation Manual (VM)-20 which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses.

On January 1, 2020, the Company transitioned from Actuarial Guideline 43 to VM-21 for valuing guaranteed living benefits on certain annuity products for statutory reserves.

The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

The Company charges a higher premium on certain contracts that cover substandard mortality risk. For these policies, the reserve calculations are based on a substandard mortality rate, which is a multiple of the standard mortality tables.

Certain variable universal life and universal life contracts include features such as guaranteed minimum death benefits (GMDB) or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDBs and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves in the Statutory Statements of Operations.

Certain individual variable annuity and fixed annuity products have a variety of additional guarantees such as GMDBs and variable annuity guaranteed living benefits (VAGLB). The primary types of VAGLBs include guaranteed minimum accumulation benefits (GMAB), guaranteed minimum income benefits (GMIB) including GMIB Basic and GMIB Plus and guaranteed lifetime withdrawal benefits (GLWB). In general, these benefit guarantees require the contract owner or policyholder to adhere to a company-approved asset allocation strategy. The liabilities for individual variable annuity GMDBs and VAGLBs are included in policyholders’ reserves in the Statements of Financial Position and the related changes in these liabilities are included in change in policyholders’ reserves in the Statutory Statements of Operations.

Separate accounts include certain group annuity contracts used to fund retirement plans that offer a guarantee of a contract holder’s principal, which can be withdrawn over a stated period of time. These contracts offer a stated rate of return backed by the Company. Contract payments are not contingent upon the life of the retirement plan participants.

Unpaid claims and claim expense reserves are related to disability and LTC claims. Unpaid disability claim liabilities are projected based on the average of the last three disability payments. LTC unpaid claim liabilities are projected using policy specific daily benefit amounts and aggregate utilization factors. Claim expense reserves are based on an analysis of the unit expenses related to the processing and examination of new and ongoing claims. Interest accrued on reserves is calculated by applying NAIC prescribed interest rates to the average reserves by year incurred.

14

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Tabular interest, tabular reserves, reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, whole life and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula that applies a weighted average credited rate to the mean account value. For contracts without an account value (e.g., a Single Premium Immediate Annuity) a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

All policyholders’ reserves and accruals are presented net of reinsurance. Management believes that these liabilities and accruals represent management’s best estimate and will be sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

t.	Liabilities for deposit-type contracts

Liabilities for funding agreements, dividend accumulations, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates.

u.	Participating contracts

Participating contracts are those that may be eligible to share in any dividends declared by the Company. Participating contracts issued by the Company represented 58% of the Company’s policyholders’ reserves and liabilities for deposit-type contracts as of December 31, 2021 and 61% as of December 31, 2020.

v.	Policyholders’ dividends

Dividends expected to be paid to policyholders in the following year are approved annually by MassMutual’s Board of Directors and are recorded as an expense in the current year. The allocation of these dividends to policyholders reflects the relative contribution of each group of participating policies to surplus and considers, among other factors, investment returns, mortality and morbidity experience, expenses and taxes. The liability for policyholders’ dividends includes the estimated amount of annual dividends and settlement dividends. A settlement dividend is an extra dividend payable at termination of a policy upon maturity, death or surrender.

w.	Asset valuation reserve

The Company maintains an AVR that is a contingency reserve to stabilize surplus against fluctuations in the carrying value of common stocks, real estate, partnerships and limited liability companies as well as credit-related changes in the value of bonds, preferred stocks, mortgage loans, and certain derivatives. The AVR is reported as a liability within the Statutory Statements of Financial Position and the change in AVR, net of tax, is reported within the Statutory Statements of Changes in Surplus.

x.	Repurchase agreements

Repurchase agreements are contracts under which the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. These repurchase agreements are carried at cost and accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability while the underlying securities continue to be recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Repurchase agreements are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The carrying value reported in the Statutory Statements of Financial Position for repurchase agreements approximates the fair value.

y.	Commercial paper

The Company issues commercial paper (CP) in the form of unsecured notes. Interest on CP is calculated using a 360-day year based on the actual number of days elapsed. Due to the short-term nature of CP, the carrying value approximates fair value.

z.	Interest maintenance reserve

The Company maintains an IMR that is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains (losses), which result from changes in interest rates for all types of fixed-income investments and interest-related derivatives, are deferred into the IMR and amortized into net investment income using the grouped amortization method. In the grouped amortization method, assets are grouped based on years of maturity. IMR is reduced by the amount ceded to reinsurers when entering into in force coinsurance ceding agreements. The IMR is included in other liabilities, or if negative, is recorded as a nonadmitted asset.

aa.	Employee compensation plans

The Company has a long-term incentive compensation plan, under which certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards. These awards include Phantom Stock Appreciation Rights (PSARs) and Phantom Restricted Stock (PRS). These awards do not grant an equity or ownership interest in the Company.

PSARs provide the participant with the opportunity to share in the value created in the total enterprise. The PSAR value is the appreciation in the phantom stock price between the grant price and the share price at the time of exercise. Awards can only be settled in cash. PSARs typically cliff vest at the end of three years and expire five years after the date of grant. Vested PSARs may be exercised during quarterly two-week exercise periods prior to expiration. The compensation expense for an individual award is recognized over the service period.

PRS provide the participant with the opportunity to share in the value created in the total enterprise. Participants receive the full phantom share value (grant price plus/minus any change in share price) over the award period. Awards can only be settled in cash. PRS typically vests on a graded basis over five years, one third per year after years three, four and five. On each vesting date, a lump sum cash settlement is paid to the participant based on the number of shares vested multiplied by the most recent phantom stock price. Compensation expense is recognized on the accelerated attribution method. The accelerated attribution method recognizes compensation expense over the vesting period by which each separate payout year is treated as if it were, in substance, a separate award.

All awards granted under the Company’s plans are compensatory classified awards. Compensation costs are based on the most recent quarterly calculated intrinsic value of the PSARs (current share price less grant price per share not less than zero) and PRS (current share price per share), considering vesting provisions, net of forfeiture assumptions and are included in the Statutory Statements of Financial Position as a liability in general expenses due or accrued. The compensation expense for an individual award is recognized over the service period. The cumulative compensation expense for all outstanding awards in any period is equal to the change in calculated liability period over period. The requisite service period for the awards is the vesting period.

At the time of death or disability, awards contain vesting conditions, whereby employees’ unvested awards immediately vest on an accelerated basis with a one-year exercise period for PSARs, full accelerated vesting and settlement for PRS awards granted 2016 and after. For PRS awards granted prior to 2016, awards vest on a pro-rata basis with immediate settlement.

At the time of retirement, for awards granted beginning in 2016, both PRS and PSAR vest according to the original grant terms. For awards granted prior to 2016, unvested awards immediately vest on an accelerated basis with a two-year exercise period for PSARs, and a pro-rata basis with immediate settlement for PRS.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The phantom share price is determined as the greater of the share price calculated using management basis core operating income or the share price calculated using management basis equity. This phantom share price is calculated and communicated to all participants quarterly and is used in calculating the liability of the Company based on intrinsic value.

bb.	Other liabilities

Other liabilities primarily consist of the derivative interest expense liability, remittances and items not allocated, other miscellaneous liabilities, liabilities for employee benefits and accrued separate account transfers.

cc.	Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy. However, premium for flexible products, primarily universal life and variable universal life contracts, is recognized as revenue when received. Annuity premium is recognized as revenue when received. Disability income and LTC premium is recognized as revenue when due.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments.

Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

dd.	Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)

Net realized capital (losses) gains, net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Net realized capital (losses) gains, including OTTI, are recognized in net income and are determined using the specific identification method.

Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of bonds. OTTI is evaluated in a manner consistent with market participant assumptions. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

In addition, if the Company has the intent to sell, or the inability, or lack of intent to retain the investment for a period sufficient to recover the amortized cost basis, an OTTI is recognized as a realized loss equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.

When a bond is other-than-temporarily impaired, a new cost basis is established.

Bonds - corporate

For corporate securities, if it is determined that a decline in the fair value of a bond is other than temporary, OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and, generally, its fair value at the balance sheet date.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company analyzes investments whose fair value is below the cost for impairment. Generally, if the investment experiences significant credit or interest rate related deterioration, the cost of the investment is not recoverable, or the Company intends to sell the investment before anticipated recovery, an OTTI is recognized as realized investment loss.

Bonds - loan-backed and structured securities

For loan-backed and structured securities, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected. The expected cash flows are discounted at the security’s effective interest rate. Internal inputs used in determining the amount of the OTTI on structured securities include collateral performance, prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority.

ABS and MBS are evaluated for OTTI using scenarios and assumptions based on the specifics of each security including collateral type, loan type, vintage and subordination level in the structure. Cash flow estimates are based on these assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Where applicable, assumptions include prepayment speeds, default rates and loss severity, weighted average maturity and changes in the underlying collateral values.

The Company has a review process for determining if CDOs are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using multiple scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each CDO. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic) and fair value (market). The default rates produced by these multiple scenarios are assigned an expectation weight according to current market and economic conditions and fed into a final scenario. OTTI is recorded if this final scenario results in the loss of any principal or interest payments due.

For the most subordinated junior CDO tranches, the present value of the projected cash flows in the final scenario is measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, an OTTI is taken in an amount sufficient to produce its effective yield. Certain CDOs cannot be modeled using all of the scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign currency denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

For loan-backed and structured securities, any difference between the new amortized cost basis and any increased present value of future cash flows expected to be collected is accreted into net investment income over the expected remaining life of the bond.

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Mortgage loans

The Company performs internal reviews at least annually to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable, the Company will obtain an external appraisal.

Mortgage loans are considered to be impaired when, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. Such information or events could include property performance, capital budgets, future lease roll, a property inspection as well as payment trends. Collectability and estimated decreases in collateral values are also assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral.

Real estate

For real estate held for the production of income, depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. An impairment is recorded when the property’s estimated future net operating cash flows over ten years, undiscounted and without interest charges, is less than book value.

Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve as realized capital losses when the fair value less estimated selling costs is less than the carrying value.

Partnerships and limited liability companies

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI is recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair values of limited partnership interests are generally based on the Company’s share of the net asset value (NAV) as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

For determining impairments in partnerships that generate LIHTCs, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate for future benefits of ten or more years and compares the results to its current book value. Impairments are recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Unrealized capital gains (losses)

Unrealized capital gains (losses) include changes in the fair value of derivatives, excluding interest rate swaps and credit default index swaps associated with replicated assets; currency translation adjustments on foreign-denominated bonds; changes in the fair value of unaffiliated common stocks; changes in the fair value of bonds and preferred stocks that are carried at fair value; and changes in the inflation adjustments on U.S Treasury inflation-indexed securities. Changes in the Company’s equity investments in partnerships and LLCs, including the earnings as reported on the financial statements, earnings recorded as accumulated undistributed earnings, foreign exchange asset valuation and mark-to-market on operating assets, and certain subsidiaries and affiliates are also reported as changes in unrealized capital gains (losses). Unrealized capital gains (losses) are recorded as a change in net unrealized capital gains (losses), net of tax, within the Statutory Statements of Changes in Surplus.

3.	New accounting standards

Adoption of new accounting standards

In July 2020, the NAIC adopted modifications to Statements of Statutory Accounting Principles (SSAP) No. 26R, Bonds, effective January 1, 2021. The modifications apply similar reporting for gains or losses due to a tender offer as previously adopted for calls. The difference between consideration and par is recognized as net investment income, while any difference between book value and par is recognized as realized gain or loss. The modifications did not have a material effect on the Company’s financial statements.

In July 2020, the NAIC adopted modifications to SSAP No. 32, Preferred Stock, effective January 1, 2021. The modifications define carrying value of redeemable preferred stock as amortized cost for NAIC 1-3 designations, the lower of amortized cost or fair value for NAIC 4-6 designations, and new fair value measurement for perpetual and mandatorily convertible preferred stock. They clarify when failure to meet certain dividends or redemption payments could trigger an impairment assessment that preferred shares issued by joint ventures are included in the scope of this guidance, and clarifies scope related to sinking fund schedules, mandatory conversions, and various other features. They also clarify fair value would be capped by any currently effective call price. The revisions impacted the Company’s current unaffiliated and affiliated perpetual preferred stock investments. The modifications did not have a material effect on the Company’s financial statements.

In March 2021, the NAIC adopted modifications to SSAP No. 26R, Bonds, effective January 1, 2021. The modifications expand the called bond disclosures to also include bonds terminated early through a tender offer. The modifications did not have a material effect on the Company’s financial statements.

In March 2021, the NAIC adopted modifications to SSAP No. 26R, Bonds, effective January 1, 2021. The modifications clarify that perpetual bonds are within scope. Perpetual bonds shall be reported at fair value regardless of NAIC designation, not to exceed any current effective call price. For perpetual bonds with an effective call option, any applicable premium shall be amortized to the next effective call date. For perpetual bonds purchased at a discount, any applicable discount shall be accreted utilizing the yield-to-worst concept. The modifications did not have a material effect on the Company’s financial statements.

In May 2021, the NAIC adopted modifications to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments, effective May 20, 2021. The modifications clarify that cryptocurrencies do not meet the definition of cash, cash equivalents and short-term investments and therefore should be non-admitted assets if held directly by an insurer. The modifications did not have a material effect on the Company’s financial statements.

Future adoption of new accounting standards

In November 2021, the NAIC adopted modifications to SSAP No. 43R, Loan-Backed and Structured Securities, effective December 31, 2022. The modifications require investments in residual tranches to be reported on Schedule BA as Other Invested Assets. Residual tranches will be carried at the lower of amortized cost or fair value, with changes in value recorded as unrealized gains or losses. The modifications are not expected to have a material effect on the Company’s financial statements.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.	Fair value of financial instruments

The following presents a summary of the carrying values and fair values of the Company’s financial instruments:

	December 31, 2021
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U.S. government and agencies	$4,125	$4,769	$-	$4,769	$-
All other governments	1,844	1,969	-	1,908	61
States, territories and possessions	297	350	-	350	-
Political subdivisions	442	504	-	504	-
Special revenue	4,741	5,582	-	5,573	9
Industrial and miscellaneous	106,290	112,386	36	55,849	56,501
Parent, subsidiaries and affiliates	6,548	6,586	-	43	6,543
Preferred stocks	555	669	42	-	627
Common stocks - subsidiaries and affiliates	390	390	137	-	253
Common stocks - unaffiliated	1,277	1,277	524	-	753
Mortgage loans - commercial	21,536	22,259	-	-	22,259
Mortgage loans - residential	4,809	4,849	-	-	4,849
Derivatives:
Interest rate swaps	15,004	16,234	-	16,234	-
Options	321	321	15	306	-
Currency swaps	948	948	-	948	-
Forward contracts	68	68	-	68	-
Credit default swaps	-	1	-	1	-
Financial futures	38	38	38	-	-
Cash, cash equivalents and short-term investments	5,943	5,943	1,453	4,490	-
Separate account assets	76,160	76,160	52,405	21,861	1,894
Financial liabilities:
GICs	13,832	13,828	-	-	13,828
Group annuity contracts and other deposits	1,755	1,812	-	-	1,812
Individual annuity contracts	12,109	14,581	-	-	14,581
Supplementary contracts	1,167	1,168	-	-	1,168
Repurchase agreements	2,802	2,802	-	2,802	-
Commercial paper	250	250	-	250	-
Derivatives:
Interest rate swaps	10,598	11,431	-	11,431	-
Options	4	4	4	-	-
Currency swaps	200	200	-	200	-
Forward contracts	69	69	-	69	-
Credit default swaps	1	2	-	2	-
Financial futures	5	5	5	-	-

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $24,250 million.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2020
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U.S. government and agencies	$4,438	$5,351	$-	$5,351	$-
All other governments	1,848	2,121	-	2,034	87
States, territories and possessions	424	498	-	498	-
Political subdivisions	431	507	-	507	-
Special revenue	6,241	7,257	-	7,247	10
Industrial and miscellaneous	94,990	103,560	110	57,947	45,503
Parent, subsidiaries and affiliates	6,312	6,409	-	-	6,409
Preferred stocks	470	516	1	-	515
Common stocks - subsidiaries and affiliates	361	361	172	-	189
Common stocks - unaffiliated	1,192	1,192	780	-	412
Mortgage loans - commercial	22,216	23,150	-	-	23,150
Mortgage loans - residential	3,862	3,885	-	-	3,885
Derivatives:
Interest rate swaps	20,081	22,591	-	22,591	-
Options	411	411	64	347	-
Currency swaps	517	517	-	517	-
Forward contracts	62	62	-	62	-
Credit default swaps	-	2	-	2	-
Financial futures	5	5	5	-	-
Cash, cash equivalents and short-term investments	5,738	5,738	272	5,466	-
Separate account assets	75,966	75,966	51,281	22,851	1,834
Financial liabilities:
GICs	11,464	11,807	-	-	11,807
Group annuity contracts and other deposits	1,736	1,892	-	-	1,892
Individual annuity contracts	9,764	12,473	-	-	12,473
Supplementary contracts	1,129	1,130	-	-	1,130
Repurchase agreements	4,006	4,006	-	4,006	-
Commercial paper	250	250	-	250	-
Derivatives:
Interest rate swaps	16,134	16,843	-	16,843	-
Options	8	8	8	-	-
Currency swaps	864	864	-	864	-
Forward contracts	279	279	-	279	-
Credit default swaps	1	1	-	1	-
Financial futures	63	63	63	-	-

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $19,534 million.

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance for fair value establishes a measurement framework that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. Each level reflects a unique description of the inputs that are significant to the fair value measurements. The levels of the fair value hierarchy are as follows:

Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quoted market prices from independent sources to determine the fair value of investments, and classifies such items within Level 1 of the fair value hierarchy. If quoted prices are not available, prices are derived from observable market data for similar assets in an active market or obtained directly from brokers for identical assets traded in inactive markets. Investments that are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs not directly observable or correlated with observable market data. Typical inputs, which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings and benchmark yields such as LIBOR, cash flow estimates and earnings before interest, taxes, depreciation and amortization estimates. Investments that are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1 (primarily equity securities including mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of Level 3 are summarized in the schedule of changes in Level 3 assets and liabilities.

The fair value of group annuity contracts and other deposits is determined by multiplying the book value of the contract by an average market value adjustment factor. The market value adjustment factor is directly related to the difference between the book value of client liabilities and the present value of installment payments discounted at current market value yields. The market value yield is measured by the Barclay’s Aggregate Bond Index, subject to certain adjustments, and the installment period is equivalent to the duration of the Company’s invested asset portfolio.

The fair value of individual annuity and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the book value. For contracts with longer durations, GICs and investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Annuities receiving dividends are accumulated at the average minimum guaranteed rate and discounted at the risk-free rate. All others are valued using cash flow projections from the Company’s asset/liability management analysis.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company’s fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Special revenue	$-	$2	$-	$2
Industrial and miscellaneous	45	248	187	480
Preferred stocks	43	-	18	61
Common stocks - subsidiaries and affiliates	137	-	253	390
Common stocks - unaffiliated	524	-	753	1,277
Derivatives:
Interest rate swaps	-	15,004	-	15,004
Options	15	306	-	321
Currency swaps	-	948	-	948
Forward contracts	-	68	-	68
Credit default swaps	-	1	-	1
Financial futures	38	-	-	38
Separate account assets	52,405	21,861	1,894	76,160
Total financial assets carried at fair value	$53,207	$38,438	$3,105	$94,750

Financial liabilities:
Derivatives:
Interest rate swaps	$-	$10,598	$-	$10,598
Options	4	-	-	4
Currency swaps	-	200	-	200
Forward contracts	-	69	-	69
Credit default swaps	-	1	-	1
Financial futures	5	-	-	5
Total financial liabilities carried at fair value	$9	$10,868	$-	$10,877

For the year ended December 31, 2021 and the year ended December 31, 2020, the Company did not have any financial instruments that were carried at net asset value as a practical expedient.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company’s fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2020
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Special revenue	$-	$2	$-	$2
Industrial and miscellaneous	110	221	112	443
Preferred stocks	-	-	18	18
Common stocks - subsidiaries and affiliates	172	-	189	361
Common stocks - unaffiliated	780	-	412	1,192
Derivatives:
Interest rate swaps	-	20,081	-	20,081
Options	64	347	-	411
Currency swaps	-	517	-	517
Forward contracts	-	62	-	62
Credit default swaps	-	2	-	2
Financial futures	5	-	-	5
Separate account assets	51,281	22,851	1,834	75,966
Total financial assets carried at fair value	$52,412	$44,083	$2,565	$99,060

Financial liabilities:
Derivatives:
Interest rate swaps	$-	$16,134	$-	$16,134
Options	8	-	-	8
Currency swaps	-	864	-	864
Forward contracts	-	279	-	279
Credit default swaps	-	1	-	1
Financial futures	63	-	-	63
Total financial liabilities carried at fair value	$71	$17,278	$-	$17,349

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes and the level of market activity may result in a reclassification of certain financial assets or liabilities between fair value hierarchy classifications. Such reclassifications are reported as transfers between levels in the beginning fair value for the reporting period in which the changes occur.

Valuation Techniques and Inputs

The Company determines the fair value of its investments using primarily the market approach or the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or the income approach is used.

A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis and categorized within Level 2 and Level 3 of the fair value hierarchy is as follows:

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Separate account assets – These assets primarily include bonds (industrial and miscellaneous; U.S. government and agencies), and derivatives. Their fair values are determined as follows:

Bonds (Industrial and miscellaneous) – These securities are principally valued using the market or the income approaches. Level 2 valuations are based primarily on quoted prices in markets that are not active, broker quotes, matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads versus benchmark yields, new issuances, issuer ratings, duration, and trades of identical or comparable securities. Privately placed securities are valued using discounted cash flow models using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issuances that incorporate the credit quality and industry sector of the issuer. This level also includes securities priced by independent pricing services that use observable inputs. Valuations based on matrix pricing or other similar techniques that utilize significant unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including adjustments for illiquidity, delta spread adjustments or spreads to reflect industry trends or specific credit−related issues are classified as Level 3. In addition, inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 are classified as Level 3.

Bonds (U.S. government and agencies) – These securities are principally valued using the market approach. Level 2 valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spreads versus the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

Derivative assets and liabilities – These financial instruments are primarily valued using the market approach. The estimated fair value of derivatives is based primarily on quotations obtained from counterparties and independent sources, such as quoted market values received from brokers. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and an independent source when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based upon an internal valuation process using market observable inputs that other market participants would use. Significant inputs to the valuation of derivative financial instruments include overnight index swaps and LIBOR basis curves, interest rate volatility, swap yield curve, currency spot rates, cross currency basis curves and dividend yields. Due to the observability of the significant inputs to these fair value measurements, they are classified as Level 2.

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts. For the periods presented, there were no significant changes to the Company’s valuation techniques.

26

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents changes in the Company’s Level 3 assets carried at fair value:

		Gains (Losses) in Net Income	Losses (Gains) in Surplus	Purchases	Issuances	Sales	Settlements
	Balance as of 1/1/21										Balance as of 12/31/21
								Transfers
								In	Out	Other
	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$112	$(21)	$4	$-	$99	$-	$(1)	$-	$(1)	$(5)	$187
Preferred stocks	18	-	(1)	-	-	-	-	-	-	1	18
Common stocks - subsidiaries and affiliates	189	1	(376)	23	422	-	(6)	-	-	-	253
Common stocks - unaffiliated	412	8	115	244	3	(26)	(3)	-	-	-	753
Separate account assets	1,834	15	-	363	-	(294)	-	2	(26)	-	1,894
Total financial assets	$2,565	$3	$(258)	$630	$524	$(320)	$(10)	$2	$(27)	$(4)	$3,105

		Gains (Losses) in Net Income	Losses (Gains) in Surplus	Purchases	Issuances	Sales	Settlements
	Balance as of 1/1/20										Balance as of 12/31/20
								Transfers
								In	Out	Other
	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$111	$(2)	$(16)	$4	$11	$-	$(2)	$2	$(28)	$32	$112
Preferred stocks	13	-	(13)	7	2	-	-	-	-	9	18
Common stocks - subsidiaries and affiliates	120	-	18	41	15	-	(4)	-	-	(1)	189
Common stocks - unaffiliated	268	18	19	118	30	(6)	(36)	1	-	-	412
Separate account assets	966	50	1	836	-	(19)	-	-	-	-	1,834
Total financial assets	$1,478	$66	$9	$1,006	$58	$(25)	$(42)	$3	$(28)	$40	$2,565

Other transfers include assets that are either no longer carried at fair value, or have just begun to be carried at fair value, such as assets with no level changes but a change in the lower of cost or market carrying basis. Industrial and miscellaneous bonds in other contain assets that are now carried at fair value due to ratings changes and assets are no longer carried at fair value where the fair value is now higher than the book value.

Level 3 transfers in are assets that are consistently carried at fair value but have had a level change. Common stocks unaffiliated assets were transferred from Level 2 to Level 3 due to a change in the observability of pricing inputs, at the beginning fair value for the reporting period.

27

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

5.	Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment.

a.	Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2021
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(In Millions)

U.S. government and agencies	$4,125	$656	$12	$4,769
All other governments	1,844	144	19	1,969
States, territories and possessions	297	53	-	350
Political subdivisions	442	62	-	504
Special revenue	4,741	845	4	5,582
Industrial and miscellaneous	106,290	6,742	642	112,390
Parent, subsidiaries and affiliates	6,548	57	19	6,586
Total	$124,287	$8,559	$696	$132,150

The December 31, 2021 gross unrealized losses exclude $74 million of losses included in the carrying value. These losses include $73 million from NAIC Class 6 bonds and $1 million from residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

	December 31, 2020
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(In Millions)

U.S. government and agencies	$4,438	$914	$1	$5,351
All other governments	1,848	274	1	2,121
States, territories and possessions	424	74	-	498
Political subdivisions	431	76	-	507
Special revenue	6,241	1,020	4	7,257
Industrial and miscellaneous	94,990	9,122	552	103,560
Parent, subsidiaries and affiliates	6,312	97	-	6,409
Total	$114,684	$11,577	$558	$125,703

The December 31, 2020 gross unrealized losses exclude $72 million of losses included in the carrying value. These losses include $70 million from NAIC Class 6 bonds and $2 million from RMBS and CMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

28

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The quality of the bond portfolio is determined by the use of SVO ratings and the equivalent rating agency designations, except for RMBS and CMBS that use outside modelers. The following sets forth the NAIC class ratings for the bond portfolio including RMBS and CMBS:

		December 31,
		2021		2020
NAIC	Equivalent Rating	Carrying	% of	Carrying	% of
Class	Agency Designation	Value	Total	Value	Total
		($ In Millions)

1	Aaa/ Aa/ A	$62,714	50%	$58,267	51%
2	Baa	49,437	40	45,426	40
3	Ba	5,401	4	4,830	4
4	B	3,409	3	3,082	3
5	Caa and lower	2,513	2	2,558	2
6	In or near default	813	1	521	-
	Total	$124,287	100%	$114,684	100%

The following summarizes NAIC ratings for RMBS and CMBS investments subject to NAIC modeling:

December 31,
	2021				2020
	RMBS		CMBS		RMBS		CMBS
NAIC	Carrying	% of	Carrying	% of	Carrying	% of	Carrying	% of
Class	Value	Total	Value	Total	Value	Total	Value	Total
	($ In Millions)

1	$584	88%	$1,672	76%	$1,520	90%	$1,993	75%
2	12	2	115	5	167	10	173	6
3	25	4	213	10	-	-	275	10
4	13	2	97	4	-	-	95	4
5	29	4	75	3	-	-	54	2
6	2	-	42	2	-	-	87	3
	$665	100%	$2,214	100%	$1,687	100%	$2,677	100%

The following is a summary of the carrying value and fair value of bonds as of December 31, 2021 by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties. Securities with more than one maturity date are included in the table using the final maturity date.

	Carrying	Fair
	Value	Value
	(In Millions)

Due in one year or less	$5,874	$5,900
Due after one year through five years	22,160	22,806
Due after five years through ten years	37,050	38,622
Due after ten years	59,203	64,822
Total	$124,287	$132,150

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Sales proceeds and related gross realized capital gains (losses) from bonds were as follows:

	Years Ended December 31,
	2021	2020	2019
	(In Millions)

Proceeds from sales	$21,687	$15,457	$13,979
Gross realized capital gains from sales	406	1,416	256
Gross realized capital losses from sales	(135)	(251)	(96)

The following is a summary of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position:

	December 31, 2021
	Less Than 12 Months			12 Months or Longer
			Number			Number
	Fair	Unrealized	of	Fair	Unrealized	of
	Value	Losses	Issuers	Value	Losses	Issuers
	($ In Millions)

U.S. government and agencies	$740	$5	5	$74	$7	6
All other governments	240	7	21	166	13	10
States, territories and possessions	-	-	2	6	-	1
Political subdivisions	1	-	2	-	-	-
Special revenue	205	3	22	32	1	23
Industrial and miscellaneous	16,855	315	1,408	6,122	400	647
Parent, subsidiaries and affiliates	580	10	3	316	9	1
Total	$18,621	$340	1,463	$6,716	$430	688

The December 31, 2021 gross unrealized losses include $74 million of losses included in the carrying value. These losses include $73 million from NAIC Class 6 bonds and $1 million from RMBS and CMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2020
	Less Than 12 Months			12 Months or Longer
			Number			Number
	Fair	Unrealized	of	Fair	Unrealized	of
	Value	Losses	Issuers	Value	Losses	Issuers
	($ In Millions)

U.S. government and agencies	$65	$1	7	$-	$-	2
All other governments	72	1	6	10	-	1
States, territories and possessions	2	-	1	-	-	-
Special revenue	342	3	35	14	1	9
Industrial and miscellaneous	9,956	447	872	4,540	177	412
Parent, subsidiaries and affiliates	134	-	1	85	-	1
Total	$10,571	$452	922	$4,649	$178	425

The December 31, 2020 gross unrealized losses include $72 million of losses included in the carrying value. These losses include $70 million from NAIC Class 6 bonds and $2 million from RMBS and CMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2021 and 2020, management has not deemed these unrealized losses to be other than temporary because the investment’s carrying value is expected to be realized and the Company has the ability and intent not to sell these investments until recovery, which may be at maturity.

As of December 31, 2021, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $8,162 million. Securities in an unrealized loss position for less than 12 months had a fair value of $6,285 million and unrealized losses of $66 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $1,877 million and unrealized losses of $134 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2020, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $6,979 million. Securities in an unrealized loss position for less than 12 months had a fair value of $3,970 million and unrealized losses of $206 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $3,009 million and unrealized losses of $86 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

In the course of the Company’s investment management activities, securities may be sold and reacquired within 30 days to enhance the Company’s yield on its investment portfolio. The Company did not sell any securities with the NAIC Designation 3 or below for the years ended December 31, 2021 or 2020, that were reacquired within 30 days of the sale date.

The Company had assets on deposit with government authorities or trustees, as required by law, in the amount of $10 million as of December 31, 2021 and December 31, 2020.

Residential mortgage-backed exposure

RMBS are included in the U.S. government and agencies, special revenue, and industrial and miscellaneous bond categories. The Alt-A category includes option adjustable-rate mortgages and the subprime category includes ’scratch and dent’ or reperforming pools, high loan-to-value pools, and pools where the borrowers have very impaired credit but the average loan-to-value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2021, RMBS had a total carrying value of $2,068 million and a fair value of $2,154 million, of which approximately 16%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $975 million and a fair value of $1,025 million. As of December 31, 2020, RMBS had a total carrying value of $2,561 million and a fair value of $2,670 million, of which approximately 11%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $1,006 million and a fair value of $1,062 million.

During the year ended December 31, 2021, there were no significant credit downgrades for the securities held by the Company that were backed by residential mortgage pools.

Leveraged loan exposure

Leveraged loans are loans extended to companies that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates higher than typical loans, reflecting the additional risk of default from issuers with high debt-to-equity ratios.

As of December 31, 2021, total leveraged loans and leveraged loan CDOs had a carrying value of $19,707 million and a fair value of $19,842 million, of which approximately 78%, based on carrying value, were domestic leveraged loans and CDOs. As of December 31, 2020, total leveraged loans and leveraged loan CDOs had a carrying value of $17,173 million and a fair value of $17,286 million, of which approximately 78%, based on carrying value, were domestic leveraged loans and CDOs.

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower’s risk profile and ability to refinance and the return provided to the borrower from the underlying collateral. These investments had a carrying value of $ 2,678 million and fair value of $ 2,689 million as of December 31, 2021 and a carrying value of $ 2,670 million and fair value of $ 2,731 million as of December 31, 2020.

b.	Preferred stocks

The carrying value and fair value of preferred stocks were as follows:

	December 31,
	2021	2020
	(In Millions)

Carrying value	$555	$470
Gross unrealized gains	115	47
Fair value	$670	$517

As of December 31, 2021, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $37 million in three issuers, $11 million of which was in an unrealized loss position for more than 12 months. As of December 31, 2020, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $12 million in 3 issuers, $5 million of which was in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" the decline in value of these securities was not considered to be other than temporary as of December 31, 2021 or 2020.

The Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $409 million as of December 31, 2021 and $422 million as of December 31, 2020.

32

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Common stocks – subsidiaries and affiliates

The Company has two primary domestic life insurance subsidiaries, C.M. Life, which primarily provides fixed and variable annuities and universal life insurance business, and MML Bay State, a subsidiary of C.M. Life, which primarily issues variable life and bank-owned life insurance policies.

Summarized below is certain combined statutory financial information for the unconsolidated domestic life insurance subsidiaries:

	As of and for the Years Ended
	December 31,
	2021	2020	2019
	(In Millions)

Total revenue	$682	$674	$792
Net income	106	114	130
Assets	14,270	14,489	13,463
Liabilities	12,636	12,750	11,728
Shareholder’s equity	1,634	1,739	1,735

MMHLLC, a wholly-owned subsidiary of MassMutual, is the parent of subsidiaries that include Barings LLC (Barings) and deals in markets that include retail and institutional asset management entities and registered broker dealers.

The MMHLLC statutory carrying value was $17.2 billion, which included $58 million of nonadmitted asset adjustments as of December 31, 2021 and $16.2 billion as of December 31, 2020, which included no nonadmitted asset adjustments.

Summarized below is certain U.S. GAAP financial information for MMHLLC:

	As of and for the Years Ended
	December 31,
	2021			2020			2019
	(In Billions)
	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total

Total revenue	$4.9	$-	$4.9	$3.2	$-	$3.2	$3.6	$5.2	$8.8
Net income	1.7	-	1.7	0.7	-	0.7	0.9	3.5	4.4
Assets	25.5	-	25.5	24.9	-	24.9	22.9	-	22.9
Liabilities	7.6	-	7.6	8.4	-	8.4	8.3	-	8.3
Member’s equity	17.9	-	17.9	16.5	-	16.5	14.6	-	14.6

MMHLLC paid $1,200 million in dividends to MassMutual for the year ended December 31, 2021, $1,000 million of which were declared in 2020. MMHLLC paid $266 million in dividends for the year ended December 31, 2020, $200 million of which were declared in 2019.

MMHLLC declared an additional $344 million in dividends to MassMutual for the year ended December 31, 2021.

MassMutual contributed capital of $389 million to MMHLLC for the year ended December 31, 2021.

33

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MassMutual contributed capital of $1,948 million to MMHLLC for the year ended December 31, 2020, of which $1,884 million was used for the Rothesay additional investment. On December 1, 2020, MassMutual purchased, through an indirect, wholly owned subsidiary, an additional investment in Rothesay Holdco UK Limited (RHUK) for $1,875 million. RHUK wholly owns Rothesay Life. The purchase increased MassMutual’s indirect ownership in Rothesay Life from 24.9% to 48.9%.

In 2021, C.M. Life paid $173 million in dividends to MassMutual and $173 million in 2020.

On May 28, 2021, the Company, through a wholly owned subsidiary, Glidepath, acquired GALIC for $3,570 million in cash. GALIC primarily offers traditional fixed and fixed indexed annuity products.

The Glidepath statutory carrying value was $3.6 billion as of December 31, 2021.

Summarized below is certain U.S. GAAP financial information for Glidepath as of December 31, 2021 and for the period from May 28, 2021 to December 31, 2021 (in billions):

Total revenue	$0.6
Net loss	(0.1)
Assets	50.3
Liabilities	46.9
Member’s equity	3.4

In December 2020, MassMutual contributed its ownership in MMAF and MML Management LLC, wholly owned subsidiaries with a combined carrying value of $1,602 million, to MMIH, a wholly owned subsidiary, in an affiliated transaction and therefore no gain or loss was recognized on the transaction. There was no impact to surplus.

Summarized below is certain U.S. GAAP financial information for MMIH:

	As of and for the Years Ended
	December 31,
	2021	2020	2019
	(In Billions)
Total revenue	$0.3	$0.3	$-
Net income	0.1	0.1	-
Assets	8.8	9.0	-
Liabilities	7.0	7.4	-
Member’s equity	1.8	1.6	-

On May 24, 2019, an indirectly wholly owned subsidiary of MassMutual, MM Asset Management Holding LLC (MMAMH) executed the sale of its retail asset management affiliate, Oppenheimer Acquisition Corp. (OAC), to Invesco Ltd (Invesco), a global asset manager. Under the terms of the sale, MMAMH and OAC employee shareholders received 81.8 million of Invesco common shares and $4.0 billion in perpetual, non-cumulative preference shares with a fixed cash dividend rate of 5.9%. MMAMH is a directly wholly owned subsidiary of MMHLLC. In turn, at the time of the transaction, MMAMH received a 15.7% common equity interest in post transaction Invesco and MMAMH entered into a shareholder agreement pursuant to which MMAMH has customary minority shareholder rights, including the appointment of a director to Invesco’s board of directors. MassMutual’s investment in MMHLLC was

34

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

increased from the impact of this sale through change in unrealized capital gains of $3,361 million, with an approximate net increase to surplus of $2,500 million.

Subsidiaries of MMHLLC are involved in litigation and investigations arising in the ordinary course of their business, which seek compensatory damages, punitive damages and equitable remedies. Although the Company is not aware of any actions or allegations that reasonably could give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular proceeding may be material to the Company’s Statutory Statements of Changes in Surplus for a particular period depending upon, among other factors, the size of the loss and the level of the Company’s changes in surplus for the period.

The Company does not rely on dividends from its subsidiaries to meet its operating cash flow requirements. For the domestic life insurance subsidiaries, substantially all of their statutory shareholder’s equity of $1,634 million as of December 31, 2021 was subject to dividend restrictions imposed by the State of Connecticut.

For further information on related party transactions with subsidiaries and affiliates, see Note 17. "Related party transactions".

d.	Common stocks - unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,
	2021	2020
	(In Millions)

Adjusted cost basis	$983	$979
Gross unrealized gains	312	254
Gross unrealized losses	(18)	(41)
Carrying value	$1,277	$1,192

As of December 31, 2021, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $271 million in 134 issuers, $243 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2020, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $206 million in 112 issuers, $131 million of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" the decline in value of these securities was not considered to be other than temporary as of December 31, 2021 or 2020.

The Company held common stocks, for which the transfer of ownership was restricted by contractual requirements, with carrying values of $158 million as of December 31, 2021 and $119 million as of December 31, 2020.

35

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Mortgage loans

Mortgage loans are comprised of commercial mortgage loans and residential mortgage loans. The Company’s commercial mortgage loans primarily finance various types of real estate properties throughout the U.S., the United Kingdom and Canada. The Company holds commercial mortgage loans for which it is the primary lender or a participant or co-lender in a mortgage loan agreement and mezzanine loans that are subordinate to senior secured first liens. The Company’s loan agreements with the senior lender contain negotiated provisions that are designed to maximize the Company’s influence with the objective of mitigating the Company’s risks as the secondary lender for mezzanine loans. Commercial mortgage loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

Residential mortgage loans are primarily seasoned pools of homogeneous residential mortgage loans substantially backed by Federal Housing Administration (FHA) and Veterans Administration (VA) guarantees. As of December 31, 2021 and 2020, the Company did not have any direct subprime exposure through the purchases of unsecuritized whole-loan pools.

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. The mortgage loan portfolio is diverse with no significant collateral concentrations in any particular geographic region as of December 31, 2021 or 2020.

The carrying value and fair value of the Company’s mortgage loans were as follows:

	December 31, 2021		December 31, 2020
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	(In Millions)
Commercial mortgage loans:
Primary lender	$21,419	$22,141	$22,116	$23,048
Mezzanine loans	117	118	100	102
Total commercial mortgage loans	21,536	22,259	22,216	23,150

Residential mortgage loans:
FHA insured and VA guaranteed	4,107	4,138	3,127	3,158
Other residential loans	702	711	735	727
Total residential mortgage loans	4,809	4,849	3,862	3,885
Total mortgage loans	$26,345	$27,108	$26,078	$27,035
36

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The loan-to-value ratios by property type of the Company’s commercial mortgage loans were as follows:

	December 31, 2021
	Less Than	81% to	Above		% of
	81%	95%	95%	Total	Total
	($ In Millions)

Office	$7,047	$130	$-	$7,177	33%
Apartments	5,626	91	175	5,892	27
Industrial and other	3,572	26	27	3,625	17
Retail	2,554	-	14	2,568	12
Hotels	2,087	119	68	2,274	11
Total	$20,886	$366	$284	$21,536	100%

More than 97% of the Company’s commercial mortgage loans’ loan-to-value ratios are below 81% for the year ended December 31, 2021. As of December 31, 2020, the loan-to-value ratios of 99% of the Company’s commercial mortgage loans were less than 81%.

The Company uses an internal rating system as its primary method of monitoring credit quality. The following illustrates the Company’s mortgage loan portfolio rating, translated into the equivalent rating agency designation:

	December 31, 2021
					CCC and
	AAA/AA/A	BBB	BB	B	Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$7,453	$10,028	$3,525	$304	$109	$21,419
Mezzanine loans	-	42	75	-	-	117
Total commercial mortgage loans	7,453	10,070	3,600	304	109	21,536
Residential mortgage loans:
FHA insured and VA guaranteed	4,107	-	-	-	-	4,107
Other residential loans	2	581	119	-	-	702
Total residential mortgage loans	4,109	581	119	-	-	4,809
Total mortgage loans	$11,562	$10,651	$3,719	$304	$109	$26,345

	December 31, 2020
					CCC and
	AAA/AA/A	BBB	BB	B	Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$7,372	$10,257	$3,915	$475	$97	$22,116
Mezzanine loans	-	20	80	-	-	100
Total commercial mortgage loans	7,372	10,277	3,995	475	97	22,216
Residential mortgage loans:
FHA insured and VA guaranteed	3,128	-	-	-	-	3,128
Other residential loans	2	711	21	-	-	734
Total residential mortgage loans	3,130	711	21	-	-	3,862
Total mortgage loans	$10,502	$10,988	$4,016	$475	$97	$26,078
37

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 100.0% as of December 31, 2021 and 81.2% as of December 31, 2020.

The geographic distribution of commercial mortgage loans was as follows:

	December 31, 2021
		Average
	Carrying	Loan-to-Value
	Value	Ratio
	($ In Millions)

California	$4,809	52%
New York	2,057	55%
United Kingdom	2,486	49%
Texas	1,954	57%
Illinois	1,598	67%
Washington	1,139	50%
District of Columbia	1,051	56%
All other	6,442	55%
Total commercial mortgage loans	$21,536	55%

All other consists of 30 jurisdictions, with no individual exposure exceeding $889 million.

	December 31, 2020
		Average
	Carrying	Loan-to-Value
	Value	Ratio
	($ In Millions)

California	$5,115	50%
New York	2,342	52%
United Kingdom	2,123	50%
Illinois	1,990	62%
Texas	1,920	57%
Washington	1,125	49%
District of Columbia	1,127	55%
All other	6,474	56%
Total commercial mortgage loans	$22,216	54%

All other consists of 29 jurisdictions, with no individual exposure exceeding $900 million.

38

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Interest rates, including fixed and variable, on the Company’s portfolio of mortgage loans were:

	Years Ended December 31
	2021		2020

	Low	High	Low	High

Commercial mortgage loans	1.6%	9.0%	1.9%	9.3%
Residential mortgage loans	2.7%	10.0%	2.9%	9.3%
Mezzanine mortgage loans	3.3%	6.6%	3.5%	6.6%

Interest rates, including fixed and variable, on new mortgage loans were:

	Years Ended December 31,
	2021		2020

	Low	High	Low	High

Commercial mortgage loans	1.6%	5.9%	1.9%	7.4%
Residential mortgage loans	2.8%	8.5%	3.6%	5.4%
Mezzanine mortgage loans	3.3%	5.9%	3.5%	6.6%

As of December 31, 2021, the Company had impaired mortgage loans with or without a valuation allowance or mortgage loans derecognized as a result of foreclosure, including mortgage loans subject to a participant or co-lender mortgage loan agreement with a unilateral mortgage loan foreclosure restriction or mortgage loan derecognized as a result of a foreclosure.

The following presents a summary of the Company’s impaired mortgage loans as of December 31, 2021 and as of December 31, 2020:

	December 31, 2021
		Average	Unpaid
	Carrying	Carrying	Principal	Valuation	Interest
	Value	Value	Balance	Allowance	Income
	(In Millions)
With no allowance recorded:
Commercial mortgage loans:
Primary lender	$48	$51	$105	$-	$-
Total	48	51	105	-	-
Total impaired commercial mortgage loans	$48	$51	$105	$-	$-
39

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2020
		Average	Unpaid
	Carrying	Carrying	Principal	Valuation	Interest
	Value	Value	Balance	Allowance	Income
	(In Millions)
With no allowance recorded:
Commercial mortgage loans:
Primary lender	$63	$82	$103	$-	$2
Total	63	82	103	-	2
Total impaired commercial mortgage loans	$63	$82	$103	$-	$2

The Company did not hold any restructured mortgage loans, mortgage loans with principal or interest past due, or mortgage loans with suspended interest accruals as of December 31, 2021 or 2020. The carrying value of commercial mortgage loans subject to a participant or co-lender mortgage loan agreement was $1,279 million as of December 31, 2021 and $1,249 million as of December 31, 2020.

f.	Real estate

The carrying value of real estate was as follows:

	December 31,
	2021	2020
	(In Millions)

Held for the production of income	$1,755	$1,828
Accumulated depreciation	(846)	(781)
Encumbrances	(892)	(950)
Held for the production of income, net	17	97

Occupied by the Company	641	512
Accumulated depreciation	(263)	(247)
Occupied by the Company, net	378	265
Total real estate	$395	$362

Depreciation expense on real estate was $91 million for the year ended December 31, 2021, $85 million for the year ended December 31, 2020 and $91 million for the year ended December 31, 2019.

40

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Partnerships and limited liability companies

The carrying value of partnership and LLC holdings by annual statement category were:

	December 31,	December 31,
	2021	2020
	(In Millions)
Joint venture interests:
Common stocks - subsidiaries and affiliates	$2,474	$2,430
Common stocks - unaffiliated	3,252	2,554
Real estate	1,907	1,360
Bonds/preferred stock	1,139	1,140
Other	1,579	594
Mortgage loans	1,676	895
Surplus notes	358	362
LIHTCs	160	199
Total	$12,545	$9,534

The Company held three affiliated partnerships and limited liability companies in a loss position with accumulated losses of $52 million as of December 31, 2021, and three affiliated partnerships and limited liability companies in a loss position with accumulated losses of $3 million as of December 31, 2020.

The Company’s unexpired tax credits expire within a range of less than 1 year to 13 years.

The Company recorded tax credits on these investments of $47 million for the year ended December 31, 2021 and $49 million for the year ended December 31, 2020. The minimum holding period required for the Company’s LIHTC investments extends from 1 year to 15 years.

For determining impairments for LIHTC investments, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 0.1% for future benefits of two years to 0.9% for future benefits of ten or more years, and compares the result to its current carry value. The Company recorded $3 million of impairments for the year ended December 31, 2021.

There were no write-downs or reclassifications of LIHTC partnerships made during the years ended December 31, 2021 or December 31, 2020, due to forfeiture or ineligibility of tax credits or similar issues. In addition, there are no LIHTC investments subject to regulatory review for the years ended December 31, 2021 or 2020.

In 2021, the Company recognized a $411 million OTTI from one investment. In 2020, the Company recognized a $257 million OTTI from one investment.

In 2020, there was a decrease in carrying value of an affiliated partnership and LLC of $245 million, which included an OTTI of $257 million from one investment.

41

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

h.	Derivatives

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce currency, interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create replicated synthetic investments. These replicated synthetic investments are created when they are economically more attractive than the actual instrument or when similar instruments are unavailable. Replicated synthetic investments are created either to hedge and reduce the Company’s credit exposure or to create an investment in a particular asset. The Company held replicated synthetic investments with a notional amount of $21,873 million as of December 31, 2021 and $15,989 million as of December 31, 2020, as defined under statutory accounting practices as the result of pairing of a long derivative contract with cash instruments.

The Company’s derivative strategy employs a variety of derivative financial instruments: including interest rate, currency, equity, bond, and credit default swaps; options; forward contracts and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not generally designated in hedging relationships; therefore, as allowed by statutory accounting practices, the Company intentionally has not applied hedge accounting.

Interest rate swaps are primarily used to more closely match the cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments. The Company uses currency swaps for the purpose of managing currency exchange risks in its assets and liabilities.

The Company does not sell credit default swaps as a participant in the credit insurance market. The Company does, however, use credit default swaps as part of its investment management process. The Company buys credit default swaps as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells credit default swaps in order to create synthetic investment positions that enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market.

Options grant the purchaser the right to buy or sell a security or enter a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 15 years. A swaption is an option to enter an interest rate swap to either receive or pay a fixed rate at a future date. The Company purchases these options for the purpose of managing interest rate risks in its assets and liabilities.

The Company adopted a clearly defined hedging strategy (CDHS) to enable the Company to incorporate currently held hedges in risk-based capital (RBC) calculations. The CDHS is used to significantly mitigate the impact that movements in capital markets have on the liabilities associated with annuity guarantees. The hedge portfolio consists mainly of interest rate swaps, equity swaps, interest rate swaptions and equity futures, and provides protection in the stress scenarios under which RBC is calculated. The hedge portfolio has offsetting impacts relative to the total asset requirement for RBC and surplus for GMDB and VAGLB.

The Company utilizes certain other agreements including forward contracts and financial futures. In addition, the Company also uses “to be announced” forward contracts (TBAs) to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost-effective way. Typically, the price is agreed upon at contract inception and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus, accounts for these TBAs as derivatives. TBAs that settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Forward contracts and financial futures are used by the Company to reduce exposures to various risks including interest rates and currency rates.

The Company’s principal derivative exposures to market risk are interest rate risk, which includes inflation and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as a result of changes in market interest rates. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company regularly monitors counterparty credit ratings, derivative positions,

42

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

valuations and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized and monitors its derivative credit exposure as part of its overall risk management program.

The Company enters derivative transactions through bilateral derivative agreements with counterparties, or through over the counter cleared derivatives with a counterparty and the use of a clearinghouse. To minimize credit risk for bilateral transactions, the Company and its counterparties generally enter into master netting agreements based on agreed upon requirements that outline the framework for how collateral is to be posted in the amount owed under each transaction, subject to certain minimums. For over the counter cleared derivative transactions between the Company and a counterparty, the parties enter into a series of master netting and other agreements that govern, among other things, clearing and collateral requirements. These transactions are cleared through a clearinghouse and each derivative counterparty is only exposed to the default risk of the clearinghouse. Certain interest rate swaps and credit default swaps are considered cleared transactions. These cleared transactions require initial and daily variation margin collateral postings. These agreements allow for contracts in a positive position, in which amounts are due to the Company, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s credit exposure.

Net collateral pledged by the counterparties was $5,369 million as of December 31, 2021 and $4,849 million as of December 31, 2020. In the event of default, the full market value exposure at risk in a net gain position, net of offsets and collateral, was $230 million as of December 31, 2021 and $194 million as of December 31, 2020. The statutory net amount at risk, defined as net collateral pledged and statement values excluding accrued interest, was $579 million as of December 31, 2021 and $296 million as of December 31, 2020.

The Company had the right to rehypothecate or repledge securities totaling $717 million of the $5,369 million as of December 31, 2021 and $829 million of the $4,849 million as of December 31, 2020 of net collateral pledged by counterparties. There were no securities rehypothecated to other counterparties as of December 31, 2021 or December 31, 2020.

The following summarizes the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2021
	Assets		Liabilities
	Carrying	Notional	Carrying	Notional
	Value	Amount	Value	Amount
	(In Millions)

Interest rate swaps	$15,004	$112,580	$10,598	$123,919
Options	321	15,970	4	-
Currency swaps	948	12,662	200	5,363
Forward contracts	68	4,532	69	5,041
Credit default swaps	-	60	1	35
Financial futures	38	2,303	5	373
Total	$16,379	$148,107	$10,877	$134,731
43

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2020
	Assets		Liabilities
	Carrying	Notional	Carrying	Notional
	Value	Amount	Value	Amount
	(In Millions)

Interest rate swaps	$20,081	$110,698	$16,134	$106,433
Options	411	17,234	8	53
Currency swaps	517	6,163	864	10,624
Forward contracts	62	4,793	279	9,009
Credit default swaps	-	5	1	95
Financial futures	5	373	63	2,595
Total	$21,076	$139,266	$17,349	$128,809

The average fair value of outstanding derivative assets was $16,833 million for the years ended December 31, 2021 and $25,764 million for the years ended December 31, 2020. The average fair value of outstanding derivative liabilities was $12,329 million for the years ended December 31, 2021 and $19,396 million for the years ended December 31, 2020.

The following summarizes the notional amounts of the Company’s credit default swaps by contractual maturity:

	December 31,	December 31,
	2021	2020
	(In Millions)

Due after one year through five years	$95	$100
Total	$95	$100

The following presents the Company’s gross notional interest rate swap positions:

	December 31,
	2021	2020
	(In Millions)

Open interest rate swaps in a fixed pay position	$112,400	$101,419
Open interest rate swaps in a fixed receive position	120,764	111,639
Other interest related swaps	3,335	4,073
Total interest rate swaps	$236,499	$217,131
44

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the Company’s net realized gains (losses) on closed contracts and change in net unrealized gains (losses) related to market fluctuations on open contracts by derivative type:

	Year Ended
	December 31, 2021
	Net Realized	Change In Net
	Gains (Losses)	Unrealized Gains
	on Closed	(Losses) on
	Contracts	Open Contracts
	(In Millions)

Interest rate swaps	$(451)	$458
Currency swaps	(25)	1,094
Options	(126)	74
Credit default swaps	2	-
Forward contracts	109	216
Financial futures	(315)	92
Total	$(806)	$1,934

	Year Ended
	December 31, 2020
	Net Realized	Change In Net
	Gains (Losses)	Unrealized Gains
	on Closed	(Losses) on
	Contracts	Open Contracts
	(In Millions)

Interest rate swaps	$465	$2,503
Currency swaps	196	(1,028)
Options	449	(111)
Credit default swaps	8	-
Forward contracts	(195)	(71)
Financial futures	381	50
Total	$1,304	$1,343
45

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Year Ended
	December 31, 2019
	Net Realized	Change In Net
	Gains (Losses)	Unrealized Gains
	on Closed	(Losses) on
	Contracts	Open Contracts
	(In Millions)

Interest rate swaps	$172	$(534)
Currency swaps	25	58
Options	(30)	(273)
Credit default swaps	13	-
Interest rate caps and floors	-	(6)
Forward contracts	228	(239)
Financial futures	524	(309)
Total	$932	$(1,303)

The following summarizes gross and net information of derivative assets and liabilities, along with collateral posted in connection with master netting agreements:

	December 31, 2021			December 31, 2020
	Derivative	Derivative		Derivative	Derivative
	Assets	Liabilities	Net	Assets	Liabilities	Net
	(In Millions)

Gross	$16,379	$10,877	$5,502	$21,076	$17,349	$3,727
Due and accrued	1,093	1,769	(676)	1,030	1,607	(577)
Gross amounts offset	(12,429)	(12,429)	-	(17,273)	(17,273)	-
Net asset	5,043	217	4,826	4,833	1,683	3,150
Collateral posted	(6,873)	(1,503)	(5,370)	(6,381)	(1,532)	(4,849)
Net	$(1,830)	$(1,286)	$(544)	$(1,548)	$151	$(1,699)

i.	Repurchase agreements

The Company had repurchase agreements with carrying values of $2,802 million as of December 31, 2021 and $4,006 million as of December 31, 2020. As of December 31, 2021, the maturities of these agreements ranged from January 4, 2022 through February 7, 2022 and the interest rates ranged from 0.14% to 0.2%. The outstanding amounts were collateralized by cash and bonds with a carrying value of $2,803 million as of December 31, 2021 and $4,008 million as of December 31, 2020.

46

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

j.	Net investment income

Net investment income, including IMR amortization, comprised the following:

	Years Ended December 31,
	2021	2020	2019
	(In Millions)

Bonds	$4,437	$4,526	$4,417
Preferred stocks	17	22	38
Common stocks - subsidiaries and affiliates	717	1,243	503
Common stocks - unaffiliated	55	34	40
Mortgage loans	1,145	1,225	1,084
Policy loans	1,103	965	927
Real estate	162	91	128
Partnerships and LLCs	1,171	583	878
Derivatives	539	487	335
Cash, cash equivalents and short-term investments	61	93	78
Other	18	44	40
Subtotal investment income	9,425	9,313	8,468
Amortization of the IMR	150	111	11
Investment expenses	(730)	(672)	(786)
Net investment income	$8,845	$8,752	$7,693

47

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

k.	Net realized capital (losses) gains

Net realized capital (losses), which include other-than-temporary impairments (OTTI) and are net of deferral to the IMR, comprised the following:

	Years Ended
	December 31,
	2021	2020	2019
	(In Millions)

Bonds	$199	$1,025	$56
Preferred stocks	9	(14)	-
Common stocks - subsidiaries and affiliates	10	1	1
Common stocks - unaffiliated	147	(89)	31
Mortgage loans	(7)	(72)	3
Real estate	24	(30)	33
Partnerships and limited liability companies	(413)	(73)	40
Derivatives	(806)	1,304	932
Other	7	(64)	3
Net realized capital (losses) gains before federal and state taxes and deferral to the IMR	(830)	1,988	1,099
Net federal and state tax expense	(86)	(361)	(116)
Net realized capital (losses) gains before deferral to the IMR	(916)	1,627	983
Net after tax losses (gains) deferred to the IMR	382	(2,213)	(1,020)
Net realized capital (losses)	$(534)	$(586)	$(37)

The IMR liability balance was $1,552 million as of December 31, 2021 and $2,084 million as of December 31, 2020 and was included in other liabilities on the Statutory Statements of Financial Position.

OTTI, included in the realized capital losses, consisted of the following:

	Years Ended December 31,
	2021	2020	2019
	(In Millions)

Bonds	$(80)	$(140)	$(103)
Common stocks - unaffiliated	(11)	(80)	(8)
Mortgage loans	(17)	(40)	-
Partnerships and LLCs	(483)	(89)	(86)
Total OTTI	$(591)	(349)	(197)

The Company recognized OTTI of $7 million for the year ended December 31, 2021 and $9 million for the year ended December 31, 2020 on structured and loan-backed securities, which are included in bonds, primarily due to the present value of expected cash flows being less than the amortized cost.

48

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company utilized internally-developed models to determine less than 1% of the $80 million of bond OTTI for the year ended December 31, 2021, less than 1% of the $140 million of bond OTTI for the year ended December 31, 2020 and less than 1% of the $64 million of bond OTTI for the year ended December 31, 2019. The remaining OTTI amounts were determined using external inputs such as publicly observable fair values and credit ratings. Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for more information on assumptions and inputs used in the Company’s OTTI models.

49

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

6.	Federal income taxes

In response to the COVID-19 pandemic, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law on March 27, 2020 and the Consolidated Appropriations Act (CAA), 2021 was signed into law on December 27, 2020. The CARES Act, among other things, permits net operating loss (NOL) carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. In addition, the CARES Act allows NOLs incurred in 2018, 2019, and 2020 to be carried back to each of the five preceding taxable years to generate a refund of previously paid income taxes. The CAA extends and expands certain tax provisions of the CARES Act. The CARES Act as well as the CAA did not have a material effect on the financial statements.

The Company provides for DTAs in accordance with statutory accounting practices and has met the required threshold to utilize the three-year reversal period and 15% of surplus limitation.

The net DTA or deferred tax liability (DTL) recognized in the Company’s assets, liabilities and surplus is as follows:

	December 31, 2021
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$3,136	$372	$3,508
Statutory valuation allowance adjustment	-	-	-
Adjusted gross DTAs	3,136	372	3,508
DTAs nonadmitted	-	-	-
Subtotal net admitted DTA	3,136	372	3,508
Total gross DTLs	(2,090)	(708)	(2,798)
Net admitted DTA(L)	$1,046	$(336)	$710

	December 31, 2020
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$2,836	$258	$3,094
Statutory valuation allowance adjustment	-	-	-
Adjusted gross DTAs	2,836	258	3,094
DTAs nonadmitted	-	-	-
Subtotal net admitted DTA	2,836	258	3,094
Total gross DTLs	(2,114)	(471)	(2,585)
Net admitted DTA(L)	$722	$(213)	$509

	Change
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$300	$114	$414
Statutory valuation allowance adjustment	-	-	-
Adjusted gross DTAs	300	114	414
DTAs nonadmitted	-	-	-
Subtotal net admitted DTA	300	114	414
Total gross DTLs	24	(237)	(213)
Net admitted DTA(L)	$324	$(123)	$201
50

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The amount of adjusted gross DTA admitted under each component of the guidance and the resulting change by tax character are as follows:

	December 31, 2021
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$-	$89	$89
Remaining adjusted gross DTAs expected to be realized within 3 years:
1. Adjusted gross DTA to be realized	1,129	-	1,129
2. Adjusted gross DTA allowed per limitation threshold	3,938	-	3,938
Lesser of lines 1 or 2	1,129	-	1,129
Adjusted gross DTAs offset by existing DTLs	2,007	283	2,290
Total admitted DTA realized within 3 years	$3,136	$372	$3,508

	December 31, 2020
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$-	$54	$54
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	1,056	-	1,056
2. Adjusted gross DTA allowed per limitation threshold	3,336	-	3,336
Lesser of lines 1 or 2	1,056	-	1,056
Adjusted gross DTAs offset by existing DTLs	1,780	204	1,984
Total admitted DTA realized within 3 years	$2,836	$258	$3,094

	Change
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$-	$35	$35
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	73	-	73
2. Adjusted gross DTA allowed per limitation threshold	602	-	602
Lesser of lines 1 or 2	73	-	73
Adjusted gross DTAs offset by existing DTLs	227	79	306
Total admitted DTA realized within 3 years	$300	$114	$414
51

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s total realization threshold limitations are as follows:

	December 31,
	2021	2020
	($ In Millions)

Ratio percentage used to determine recovery period and threshold limitation	850%	928%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$26,256	$22,238

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs, including the impact of available carryback and carryforward periods, projected taxable income and tax-planning strategies in making this assessment. The impact of tax-planning strategies is as follows:

	December 31, 2021
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	-%	-%	-%

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	46%	-%	46%

	December 31, 2020
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	-%	-%	-%

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	30%	-%	30%

	Change
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	-%	-%	-%

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	16%	-%	16%

There are no reinsurance strategies included in the Company’s tax-planning strategies.

52

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2021	2020	2019
	(In Millions)

Federal income tax expense (benefit) on operating earnings	$69	$133	$(18)
Foreign income tax expense on operating earnings	3	2	3
Total federal and foreign income tax expense (benefit) on operating earnings	72	135	(15)
Federal income tax expense (benefit) on net realized capital gains (losses) before impact of change in enacted legislation	43	359	116
Impact of change in enacted tax legislation on net realized
Total federal and foreign income tax expense (benefit)	$115	$494	$101
53

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2021	2020	Change
	(In Millions)
DTAs:
Ordinary
Reserve items	$1,363	$1,191	$172
Policy acquisition costs	759	649	110
Nonadmitted assets	295	299	(4)
Pension and compensation related items	71	220	(149)
Policyholders’ dividends	208	193	15
Investment items	240	191	49
Expense items	67	56	11
Unrealized investment losses	-	10	(10)
Other	133	27	106
Total ordinary DTAs	3,136	2,836	300
Nonadmitted DTAs	-	-	-
Admitted ordinary DTAs	3,136	2,836	300

Capital
Unrealized investment losses	38	209	(171)
Expense items	18	-	18
Investment items	316	49	267
Total capital DTAs	372	258	114
Admitted capital DTAs	372	258	114

Admitted DTAs	3,508	3,094	414

DTLs:
Ordinary
Reserve items	284	356	(72)
Unrealized investment gains	926	830	96
Deferred and uncollected premium	281	258	23
Pension items	61	211	(150)
Investment items	200	234	(34)
Other	338	225	113
Total ordinary DTLs	2,090	2,114	(24)

Capital
Unrealized investment gains	546	471	75
Investment items	162	-	162
Total capital DTLs	708	471	237

Total DTLs	2,798	2,585	213

Net admitted DTA	$710	$509	$201
54

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes comprised the following:

	Years Ended December 31,
	2021	2020	2019
	(In Millions)

Net DTA(L)	$201	$(599)	$125
Less: Items not recorded in the change in net deferred income taxes:
Tax-effect of unrealized gains/(losses)	343	576	(180)
Change in net deferred income taxes	$544	$(23)	$(55)

As of December 31, 2021, the Company had no net operating or capital loss carryforwards to include in deferred income taxes. The Company has no tax credit carryforwards included in deferred taxes.

The components of federal and foreign income tax are recorded in the Statutory Statements of Operations and the Statutory Statements of Changes in Surplus and are different from those which would be obtained by applying the prevailing federal income tax rate to net gain from operations before federal income taxes. The significant items causing this difference are as follows:

	Years Ended December 31,
	2021	2020	2019
	(In Millions)
	21%	21%	21%

Provision computed at federal statutory rate	$(92)	$967	$324
Expense items	(38)	3	5
Foreign governmental income taxes	3	1	3
Investment items	(135)	(411)	(183)
Nonadmitted assets	4	11	(7)
Tax credits	(95)	(50)	(48)
Other	(76)	(4)	(72)
Total statutory income tax expense (benefit)	$(429)	$517	$22

Federal and foreign income tax expense	$115	$494	$101
Change in net deferred income taxes	(544)	23	55
Total statutory income tax expense (benefit)	$(429)	$517	$156

The Company made payments in the amount of $849 million in 2021 and received refunds in the amount of $141 million in 2020.

The total income taxes incurred in the current and prior years that will be available for recoupment in the event of future net capital losses totaled $61 million related to 2021, $430 million related to 2020, and $164 million related to 2019.

55

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MassMutual and its eligible U.S. subsidiaries are included in a consolidated U.S. federal income tax return. MassMutual and its eligible U.S. subsidiaries also file income tax returns in various states and foreign jurisdictions. MassMutual and its eligible U.S. subsidiaries and certain affiliates (the Parties) have executed and are subject to a written tax allocation agreement (the Agreement). The Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Agreement provides MassMutual with the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur. Further, the Agreement provides MassMutual with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes.

Companies are generally required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns that may be challenged by various taxing authorities, in order to provide users of financial statements more information regarding potential liabilities. The Company recognizes tax benefits and related reserves in accordance with existing statutory accounting practices for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2021	$217
Gross change related to positions taken in prior years	-
Gross change related to settlements	-
Gross change related to positions taken in current year	2
Gross change related to lapse of statutes of limitations	-
Balance, December 31, 2021	$219

Included in the liability for unrecognized tax benefits as of December 31, 2021, are $206 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for the unrecognized tax benefits as of December 31, 2021 includes $9 million of unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate.

The Company recognized an increase of $3 million in accrued interest related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest recognized was $20 million as of December 31, 2021 and $17 million as of December 31, 2020. The Company has no accrued penalties related to the liability for unrecognized tax benefits. In the next year, the Company does not anticipate the total amount of uncertain tax positions to significantly increase or decrease.

The Internal Revenue Service (IRS) has completed its examination of MassMutual and its subsidiaries for the year 2013 and prior. The 2014-2016 tax years are in the process of going to Appeals for 3 carryforward issues.   The IRS commenced its examination of years 2017-2018 in October 2020. The adjustments resulting from these examinations are not expected to materially affect the position or liquidity of the Company.

As of December 31, 2021 and 2020, the Company did not recognize any protective deposits as admitted assets.

7.	Other than invested assets

a.	Corporate-owned life insurance

The Company holds corporate-owned life insurance issued by unaffiliated third-party insurers to cover the lives of certain qualified senior employees. The primary purpose of the program is to offset future employee benefit expenses. The Company pays all premiums and is the owner and beneficiary of these policies. The Company had recorded cash surrender values of these policies of $2,666 million as of December 31, 2021 and $2,420 million as of December 31, 2020.

56

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The cash surrender value is allocated by the following investment categories:

	December 31,
	2021	2020

Bonds	33%	34%
Other invested assets	33	27
Stocks	19	20
Cash and short-term investments	13	17
Real estate	2	2
	100%	100%

b.	Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading and reinsurance, are included in other than invested assets in the Company’s Statutory Statements of Financial Position. The following summarizes the deferred and uncollected life insurance premium on a gross basis, as well as, net of loading and reinsurance:

	December 31,
	2021		2020
	Gross	Net	Gross	Net
	(In Millions)

Ordinary new business	$186	$119	$148	$77
Ordinary renewal	1,001	1,030	934	974
Group life	11	11	11	11
Total	$1,198	$1,160	$1,093	$1,062

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in deferred and uncollected life insurance premium is included in premium income. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.

In certain instances, gross premium is less than net premium according to the standard valuation set by the Division and the Department. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use standard conservative valuation mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers. The Company had life insurance in force of $71,636 million as of December 31, 2021 and $55,337 million as of December 31, 2020 for which gross premium was less than net premium.

57

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

8.	Policyholders’ liabilities

a.	Policyholders’ reserves

The Company had life insurance in force of $859,865 million as of December 31, 2021 and $795,983 million as of December 31, 2020.

The following summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2021				2020
	Amount	Interest Rates			Amount	Interest Rates
	($ In Millions)

Individual life	$69,910	2.5%	-	6.0%	$65,343	2.5%	-	6.0%
Group annuities	16,948	1.0%	-	11.8%	15,352	2.3%	-	11.8%
Individual universal and variable life	23,105	3.5%	-	6.0%	20,155	3.5%	-	6.0%
Individual annuities	18,300	1.0%	-	11.8%	15,259	2.3%	-	11.8%
Group life	5,958	2.5%	-	4.5%	5,471	2.5%	-	4.5%
Disabled life claim reserves	1,840	3.5%	-	6.0%	1,833	3.5%	-	6.0%
Disability active life reserves	1,760	3.5%	-	6.0%	1,342	3.5%	-	6.0%
Other	448	2.5%	-	6.0%	412	2.5%	-	6.0%
Total	$138,269				$125,167

Individual life includes whole life and term insurance. Group life includes corporate-owned life insurance, bank-owned life insurance, group universal life and group variable universal life products. Individual annuities include individual annuity contracts, supplementary contracts involving life contingencies and structured settlements. Group annuities include deferred annuities and single premium annuity contracts. Disabled life claim reserves include disability income and LTC contracts and cover the future payments of known claims. Disability active life reserves include disability income and LTC contracts issued. Other is comprised of disability life and accidental death insurance. In 2019, certain corporate-owned life insurance and bank owned-life insurance policies were reclassified to individual as they did not meet the group classification qualifications.

b.	Liabilities for deposit-type contracts

The following summarizes liabilities for deposit-type contracts and the range of interest rates by type of product:

	December 31,
	2021				2020
	Amount	Interest Rates			Amount	Interest Rates
	(In Millions)
GICs:
Note programs	$10,864	0.0%	-	5.6%	$8,803	0.4%	-	5.6%
Federal Home Loan Bank of Boston	1,505	0.8%	-	3.4%	1,686	0.8%	-	3.4%
Municipal contracts	1,463	0.2%	-	7.3%	975	0.4%	-	5.6%
Supplementary contracts	2,712	1.0%	-	11.3%	2,605	0.3%	-	7.0%
Dividend accumulations	472	3.0%	-	3.2%	482	3.0%	-	3.4%
Other deposits	25	4.0%	-	8.0%	29	4.0%	-	8.0%
Total	$17,041				$14,580
58

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Note program

Funding agreements are investment contracts sold to domestic and international institutional investors. Funding agreement liabilities are equal to the account value and are established by contract deposits, increased by interest credited and decreased by contract coupon payments and maturities. Contract holders do not have the right to terminate the contract prior to the contractually stated maturity date. The Company may retire funding agreements prior to the contractually-stated maturity date by repurchasing the agreement in the market or, in some cases, by calling the agreement. If this occurs, the difference in value is an adjustment to interest credited to liabilities for deposit-type contracts in the Statutory Statements of Operations. Credited interest rates vary by contract and can be fixed or floating. Agreements do not have put provisions or ratings-based triggers. The liability of non-U.S. dollar denominated funding agreements may increase or decrease due to changes in foreign exchange rates. Currency swaps are employed to eliminate foreign exchange risk from all funding agreements issued to back non-U.S. dollar denominated notes.

Under the note program, the Company creates special purpose entities (SPEs), which are investment vehicles or trusts, for the purpose of issuing medium-term notes to investors. Proceeds from the sale of the medium-term notes issued by these SPEs are used to purchase funding agreements from the Company. The payment terms of any particular series of notes are matched by the payment terms of the funding agreement securing the series. Notes are currently issued from the Company’s $16.0 billion Global Medium-Term Note Program.

Federal Home Loan Bank of Boston

The Company has funding agreements with Federal Home Loan Bank of Boston (FHLB Boston) in an investment spread strategy, consistent with its other funding agreements. These funding agreements are collateralized by securities with estimated fair values of $1,511 million as of December 31, 2021. The Company’s borrowing capacity with FHLB Boston is subject to the lower of the limitation on the pledge of collateral for a loan set forth by law or by the Company’s internal limit. The Company’s unused capacity was $4,495 million as of December 31, 2021. As a member of FHLB Boston, the Company held common stock of FHLB Boston with a statement value of $75 million as of December 31, 2021 and $81 million as of December 31, 2020.

Municipal contracts

Municipal guaranteed investment contracts (municipal contracts) include contracts that contain terms with above market crediting rates. Liabilities for these contracts includes the municipal contracts’ account values, which are established by contract deposits, increased by interest credited (fixed or floating) and decreased by contract coupon payments, additional withdrawals, maturities and amortization of premium. Certain municipal contracts allow additional deposits, subject to restrictions, which are credited based on the rates in the contracts. Contracts have scheduled payment dates and amounts and interest is paid periodically. In addition, certain contracts allow additional withdrawals above and beyond the scheduled payments. These additional withdrawals have certain restrictions on the number per year, minimum dollar amount and are limited to the maximum contract balance. The majority of the municipal contracts allow early contract termination under certain conditions.

Certain municipal contracts contain make-whole provisions, which document the formula for full contract payout. Certain municipal contracts have ratings-based triggers that allow the trustee to declare the entire balance due and payable. Municipal contracts may also have terms that require the Company to post collateral to a third party based on the contract balance in the event of a downgrade in ratings below certain levels under certain circumstances. When the collateral is other than cash, the collateral value is required to be greater than the account balance. The collateral was $146 million as of December 31, 2021 and $137 million as of December 31, 2020. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various liability risks. By performing asset liability management and performing other risk management activities, the Company believes that these contract provisions do not create an undue level of operating risk to the Company.

Other deposits

Other deposits primarily consist of investment contracts assumed as part of the indemnity reinsurance agreement discussed in Note 9. "Reinsurance". These contracts are used to fund retirement plans. Contract payments are not contingent upon the life of the retirement plan participant.

59

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2021, the Company’s GICs by expected maturity year were as follows (in millions):

2022	$2,333
2023	1,953
2024	2,545
2025	1,415
2026	2,051
Thereafter	3,535
Total	$13,832

Most GICs only mature on their contractual maturity date. Actual maturities for municipal contracts may differ from their contractual maturity dates, as these contracts permit early contract termination under certain conditions.

c.	Unpaid claims and claim expense reserves

The Company establishes unpaid claims and claim expense reserves to provide for the estimated costs of claims for individual disability and LTC policies. These reserves include estimates for both claims that have been reported and those that have been incurred but not reported, and include estimates of all future expenses associated with the processing and settling of these claims. This estimation process is primarily based on the assumption that experience is an appropriate indicator of future events and involves a variety of actuarial techniques that analyze experience, trends and other relevant factors. The amounts recorded for unpaid claims and claim expense reserves represent the Company’s best estimate based upon facts and actuarial guidelines. Accordingly, actual claim payouts may vary from these estimates.

60

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the changes in disabled life and LTC unpaid claims and claim expense reserves:

	December 31,
	2021	2020
	(In Millions)

Claim reserves, beginning of year	$2,118	$2,095
Less: Reinsurance recoverables	259	242
Net claim reserves, beginning of year	1,859	1,853

Claims paid related to:
Current year	(14)	(14)
Prior years	(336)	(349)
Total claims paid	(350)	(363)

Incurred related to:
Current year’s incurred	258	264
Current year’s interest	6	7
Prior year’s incurred	(5)	25
Prior year’s interest	72	76
Total incurred	331	372

Adjustments through surplus	27	(3)

Net claim reserves, end of year	1,867	1,859
Reinsurance recoverables	308	259
Claim reserves, end of year	$2,175	$2,118

The changes in reserves for incurred claims related to prior years are generally the result of recent loss development trends. The $5 million decrease in the prior years’ incurred claims for 2021 and the $25 million increase in the prior years’ incurred claims for 2020 were generally the result of differences between actual termination experience and statutorily prescribed termination tables. In 2021, claim experience included normal claim volume with higher terminations, resulting in a reduction to the incurred reserve from favorable experience, while 2020 claims incurred was due to maturing LTC business partially offset by a corresponding increase in reinsurance recoverable.

61

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following reconciles disabled life claim reserves to the net claim reserves at the end of the years presented in the previous table. Disabled life claim reserves are recorded in policyholders’ reserves. Accrued claim liabilities are recorded in other liabilities.

	December 31,
	2021	2020
	(In Millions)

Disabled life claim reserves	$1,840	$1,833
Accrued claim liabilities	26	27
Net claim reserves, end of year	$1,866	$1,860

d.	Additional liability for annuity contracts

Certain individual variable annuity and fixed index annuity products have additional death or other insurance benefit features, such as GMDBs, GMIBs, GMABs and GLWBs. In general, living benefit guarantees require the contract holder or policyholder to adhere to a company approved asset-allocation strategy. Election of these benefit guarantees is generally only available at contract issue.

The following shows the changes in the liabilities for GMDB, GMIB, GMAB and GLWB (in millions):

Liability as of January 1, 2020	$584
Incurred guarantee benefits	(366)
Paid guarantee benefits	(7)
Liability as of December 31, 2020	211
Incurred guarantee benefits	(166)
Paid guarantee benefits	(3)
Liability as of December 31, 2021	$42

The following summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with GMDB, GMIB, GMAB and GLWB classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31, 2021			December 31, 2020
		Net	Weighted		Net	Weighted
	Account	Amount	Average	Account	Amount	Average
	Value	at Risk	Attained Age	Value	at Risk	Attained Age
	($ In Millions)
GMDB	$11,423	$41	66	$11,434	$36	65
GMIB Basic	674	4	71	705	11	70
GMIB Plus	1,565	158	68	1,494	185	67
GMAB	2,219	1	62	2,415	1	61
GLWB	136	6	73	146	7	72

As of December 31, 2021, the GMDB account value above consists of $4,830 million of Modco assumed within the separate accounts. As of December 31, 2020, the GMDB account value above consists of $4,402 million of Modco assumed within the separate accounts.

62

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Account values of variable annuity contracts with GMDB, GMIB, GMAB and GLWB are summarized below:

	December 31,
	2021			2020
	Separate	General		Separate	General
	Account	Account	Total	Account	Account	Total
	(In Millions)
GMDB	$10,160	$1,263	$11,423	$10,141	$1,293	$11,434
GMIB Basic	652	22	674	685	20	705
GMIB Plus	1,565	-	1,565	1,494	-	1,494
GMAB	2,176	43	2,219	2,371	44	2,415
GLWB	136	-	136	146	-	146

e.	Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDBs or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The following presents the changes in the liability, net of reinsurance, for guarantees on universal life and variable universal life type contracts:

	December 31,
	2021	2020
	(In Millions)

Beginning balance	$4,299	$4,003
Net liability increase	302	296
Ending balance	$4,601	$4,299

9.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business in order to mitigate the impact of underwriting mortality and morbidity risks or to assume business. Such transfers do not relieve the Company of its primary liability to its customers and, as such, failure of reinsurers to honor their obligations could result in credit losses that could arise if a reinsurer defaults. The Company reduces reinsurance default risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations within the Company’s reinsurers and using trust structures, when appropriate. The Company reinsures a portion of its mortality risk in its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement with reinsurers. The Company also reinsures a portion of its morbidity risk in its disability and LTC business. The amounts reinsured are on a yearly renewable term, coinsurance funds withheld, coinsurance or Modco basis. The Company’s highest retention limit for new issues of life policies ranges from $15 million to $25 million.

Refer to Note 17. "Related party transactions" for information about the Company’s affiliated assumed reinsurance transactions.

63

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company did not reinsure any policies with a company chartered in a country other than the U.S., excluding U.S. branches of these companies, which was owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor or any other person not primarily engaged in the insurance business. There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

If all reinsurance agreements were terminated by either party as of December 31, 2021, the resulting reduction in surplus due to loss of reinsurance reserve credits, net of unearned premium, would be approximately $10,503 million assuming no return of the assets, excluding assets in trust, backing these reserves from the reinsurer to the Company.

Reinsurance amounts included in the Statutory Statements of Operations were as follows:

	Years Ended December 31,
	2021	2020	2019
	(In Millions)

Direct premium	$30,907	$32,089	$25,407
Premium assumed	1,112	1,145	1,468
Premium ceded	(12,128)	(22,911)	(4,094)
Total net premium	$19,891	$10,323	$22,781

Ceded reinsurance recoveries	$1,699	$1,034	$757

Assumed losses	$356	$219	$171

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2021	2020
	(In Millions)
Reinsurance reserves:
Assumed	$7,351	$7,615
Ceded	(43,837)	(40,280)

Ceded amounts recoverable	$359	$285

Benefits payable on assumed business	$99	$54

Funds held under coinsurance Ceded	$19,255	$17,929

Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2021 include $8,799 million associated with life insurance policies, $6,220 million for LTC, $28,797 million for annuity, $15 million for disability and $6 million for group life and health. Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2020 include $8,385 million associated with life insurance policies, $3,916 million for LTC, $27,953 million for annuity, $19 million for disability and $7 million for group life and health.

On July 1, 2020, MassMutual recaptured a coinsurance agreement and ceded the recaptured inforce business to a subsidiary of the initial reinsurer through a coinsurance funds withheld agreement. This resulted in an increase of

64

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

invested assets of $4,986 million with an offsetting funds withheld liability in the Statutory Statements of Financial Position and a decrease in premium and other income collected with an offset in other cash provided from financing and miscellaneous sources in the Statutory Statements of Cash Flows.

On December 31, 2020, the Company completed the sale of its retirement plan business to Great-West Life & Annuity Insurance Company (“Great-West”) in a reinsurance transaction for a ceding commission of $2,351 million. Upon closing, Great-West or its affiliates have reinsured $19,580 million of policyholders’ liabilities and $47,154 million of separate account liabilities of the Company’s liabilities. As part of the reinsurance transaction, the Company also transferred invested assets with a carrying value of $7,956 million, net of the ceding commission, to Great-West or its affiliates. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

This reinsurance transaction includes a retrocession of the business that the Company reinsures under the terms of the reinsurance agreement between Talcott Resolution Life Insurance Company (Talcott, formerly known as Hartford Life Insurance Company) and the Company. Of the reinsured policyholder’s liabilities above, $6,987 million is retroceded. Also, part of the retrocession are $19,525 million of separate account liabilities of Talcott.

In 2020, a $7 million net loss was recorded for the termination of certain yearly renewable term life insurance treaties, representing the write-off of net receivables and a $6 million increase in surplus was realized for termination of unauthorized reinsurance.

For the year ended December 31, 2021, the Company increased its gross LTC policyholders’ reserve by $2,465 million through a combination of various assumption changes to reflect the risk inherent in the cash flows of this business, totaling $2,821 million, offset by a prior year error correction of $356 million. The majority of the risk is ceded to an unaffiliated reinsurer resulting in the ceded policyholders’ reserves increasing by an additional $2,165 million. The total net impact of the change is $300 million, which was recorded as an increase to policyholders’ liabilities on the Statutory Statements of Financial Position and an increase to change in policyholders’ reserves on the Statutory Statements of Operations.

For the year ended December 31, 2020, the Company increased its gross LTC policyholders’ reserve by $206 million through a combination of prior year error correction of $159 million and various assumption changes to reflect the risk inherent in the cash flows of this business. This risk is ceded to an unaffiliated reinsurer, therefore the ceded policyholders’ reserves have also been increased by an additional $206 million.

In 2019, the Company increased its gross LTC policyholders’ reserves by $1,224 million through a combination of prior year error corrections of $729 million and various assumption changes to reflect the risk inherent in the cash flows of this business. This risk is ceded to an unaffiliated reinsurer, therefore the ceded policyholders’ reserves have also been increased by an additional $1,224 million.

	December 31, 2021
	(In Millions)
	Direct	Ceded	Net

LTC premium deficiency reserves, beginning of year	$2,090	$(2,090)	$-
Prior year error correction	(356)	356	-
Assumption changes	2,821	(2,521)	300

LTC premium deficiency reserves, end of year	$4,555	$(4,255)	$300

As of December 31, 2021, one reinsurer accounted for 23% of the outstanding balance of the reinsurance recoverable and the next largest reinsurer had 21%. The Company continues to monitor its morbidity risk ceded to one unaffiliated reinsurer for its LTC business, in which 18% of the reserves are held in trust.

65

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company holds invested assets associated with funds withheld that are managed externally, as of December 31, 2021 and 2020, these assets, at carry value, included:

	December 31,
	2021	2020
	(In Millions)
Bonds	$12,820	$12,113
Preferred stocks	116	79
Mortgage loans	1,285	1,093
Partnerships and LLCs	247	93
Cash, cash equivalents and short-term investments	268	343
Total	$14,736	$13,721

10.	Withdrawal characteristics

a.	Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2021 are illustrated below:

Individual annuities

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$27	$-	$-	$27	-%
At book value less current surrender charge of 5% or more	15,178	-	-	15,178	42
At fair value	-	-	10,794	10,794	29
Total with market value adjustment or at fair value	15,205	-	10,794	25,999	71
At book value without adjustment (minimal or no charge or adjustment)	4,487	-	-	4,487	12
Not subject to discretionary withdrawal	6,327	-	-	6,327	17
Total	$26,019	$-	$10,794	$36,813	100%
Reinsurance ceded	7,761	-	-	7,761
Total, net of reinsurance	$18,258	$-	$10,794	$29,052
Amount included in book value moving to at book value without adjustment after statement date	380	-	-	380
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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Group annuities

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$11,890	$-	$-	$11,890	14%
At fair value	-	16,318	30,672	46,990	58
Total with market value adjustment or at fair value	11,890	16,318	30,672	58,880	72

At book value without adjustment (minimal or no charge or adjustment)	3,365	-	518	3,883	5
Not subject to discretionary withdrawal	19,397	-	-	19,397	23
Total	$34,652	$16,318	$31,190	$82,160	100%
Reinsurance ceded	17,711	-	-	17,711
Total, net of reinsurance	$16,941	$16,318	$31,190	$64,449

Deposit-type contracts	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$2,664	$-	$-	$2,664	8%
At fair value	-	-	13,671	13,671	40
Total with market value adjustment or at fair value	2,664	-	13,671	16,335	48
At book value without adjustment (minimal or no charge or adjustment)	3,234	-	-	3,234	10
Not subject to discretionary withdrawal	14,467	-	-	14,467	42
Total	$20,365	$-	$13,671	$34,036	100%
Reinsurance ceded	3,324	-	-	3,324
Total, net of reinsurance	$17,041	$-	$13,671	$30,712

The following is a summary of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31, 2021 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves – group annuities	$16,941
Policyholders’ reserves – individual annuities	18,258
Liabilities for deposit-type contracts	17,041
Subtotal	52,240
Separate Account Annual Statement:
Annuities	58,302
Other annuity contract deposit-funds and GICs	13,671
Subtotal	71,973
Total	$124,213
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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Analysis of life actuarial reserves by withdrawal characteristics

The withdrawal characteristics of the Company’s life actuarial reserves as of December 31, 2021 are illustrated below:

General Account

	Account	Cash
	Value	Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$20,559	$20,552	$20,616
Universal life with secondary guarantees	1,924	1,667	6,476
Other permanent cash value life insurance	-	72,632	76,134
Variable life	1	1	-
Variable universal life	395	390	438
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	-	-	2,823
Accidental death benefits	-	-	3
Disability - active lives	-	-	171
Disability - disabled lives	-	-	288
Miscellaneous reserves	-	-	1,269
Total (gross: direct + assumed)	$22,879	$95,242	$108,218
Reinsurance Ceded	4,371	4,758	8,798
Total (net)	$18,508	$90,484	$99,420

Separate Account with Guarantees

	Account	Cash
	Value	Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$1,569	$1,568	$1,569
Not subject to discretionary withdrawal or no cash values:
Total (gross: direct + assumed)	1,569	1,568	1,569
Total (net)	$1,569	$1,568	$1,569
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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Separate Account Nonguaranteed

	Account	Cash
	Value	Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable life	$2	$2	$2
Variable universal life	1,738	1,724	1,732
Not subject to discretionary withdrawal or no cash values:
Total (gross: direct + assumed)	1,740	1,726	1,735
Total (net)	$1,740	$1,726	$1,735

c.	Separate accounts

The Company has guaranteed separate accounts classified as the following: nonindexed, which have multiple concurrent guarantees, including a guarantee that applies for as long as the contract is in effect and does not exceed a 4% rate of return. The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense and minimum death benefit guarantees.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2021 is as follows:

	Guaranteed
		Nonindexed
		Less Than/	Non
	Indexed	Equal to 4%	Guaranteed	Total
	(In Millions)
Net premium, considerations or deposits for the year ended December 31, 2021	$-	$-	$8,560	$8,560

Reserves at December 31, 2021:
For accounts with assets at:
Fair value	$-	$17,964	$55,743	$73,707
Amortized cost/book value	-	1,569	-	1,569
Subtotal SIA Reserves	-	19,533	55,743	75,276
Nonpolicy liabilities	-	-	736	736
Total Separate Account Liabilities	$-	$19,533	$56,479	$76,012

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$-	$17,964	$55,743	$73,707
At book value without market value adjustment and current surrender charge of less than 5%	-	1,569	-	1,569
Subtotal	-	19,533	55,743	75,276
Nonpolicy liabilities	-	-	736	736
Total Separate Account Liabilities	$-	$19,533	$56,479	$76,012
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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company does not have any reserves in separate accounts for asset default risk in lieu of AVR.

The following is a reconciliation of amounts reported as transfers (from) to separate accounts in the Summary of Operations of the Company’s NAIC Separate Account Annual Statement to the amounts reported as net transfers (from) to separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Operations:

	Years Ended December 31,
	2021	2020	2019
	(In Millions)
From the Separate Account Annual Statement:
Transfers to separate accounts	$3,971	$9,867	$7,260
Transfers from separate accounts	(11,152)	(12,701)	(12,313)
Subtotal	(7,181)	(2,834)	(5,053)
Reconciling adjustments:
Miscellaneous	4,537	-	-
Net deposits on deposit-type liabilities	1,202	(812)	(967)
Net transfers from separate accounts	$(1,442)	$(3,646)	$(6,020)

Net deposits on deposit-type liabilities are not considered premium and therefore are excluded from the Statutory Statements of Operations.

11.    Debt

MassMutual issues commercial paper in the form of Notes in minimum denominations of $250 thousand up to a total aggregation of $1,000 million with maturity dates up to a maximum of 270 days from the date of issuance. Noninterest bearing Notes are sold at par less a discount representing an interest factor. Interest bearing Notes are sold at par. The Notes are not redeemable or subject to voluntary prepayments by MassMutual. The Notes had a carrying value and face amount of $250 million as of December 31, 2021 and 2020. Notes issued in 2021 had interest rates ranging from 0.1% to 0.15% with maturity dates ranging from 1 to 35 days. Interest expense for commercial paper was $1 million for the year ended December 31, 2021 and $2 million for the year ended December 31, 2020.

MassMutual has a $1,000 million, five-year credit facility, with a syndicate of lenders that can be used for general corporate purposes and to support commercial paper borrowings. During December 2018, the facility was renewed and the scheduled maturity is December 2023. The facility includes two one-year extension options that may be exercised with proper notification as set forth in the agreement. The facility has an upsize option for an additional $500 million. The terms of the credit facility additionally provide for, among other provisions, covenants pertaining to liens, fundamental changes, transactions with affiliates and adjusted statutory surplus. As of and for the years ended December 31, 2021 and 2020, MassMutual was in compliance with all covenants under the credit facility. For the years ended December 31, 2021 and 2020, there were no draws on the credit facilities. Credit facility fees were less than $1 million for the years ended December 31, 2021 and December 31, 2020.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

12.	Employee benefit plans

The Company sponsors multiple employee benefit plans, providing retirement, life, health and other benefits to employees, certain employees of unconsolidated subsidiaries, agents, general agents and retirees who meet plan eligibility requirements.

a.	Pension plans

The Company sponsors funded and unfunded noncontributory defined benefit pension plans for its eligible employees and agents. The qualified defined benefit plan includes a defined benefit formula and a cash balance formula. Participants earn benefits under the plan based on the defined benefit formula, the cash balance formula, or a combination of both formulas as determined by their date of hire or rehire. Under the defined benefit formula, benefits are calculated based on final average earnings and length of service. Benefits under the cash balance formula are determined based on age, service and salary during the participants’ careers.

The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974. The company contributed $80 million to its qualified benefit plan in 2020 and there were no contributions in 2021.

b.	Defined contribution plans

The Company sponsors funded (qualified 401(k) thrift savings) and unfunded (nonqualified deferred compensation thrift savings) defined contribution plans for its employees, agents and retirees. The qualified 401(k) thrift savings plans’ net assets available for benefits were $4,104 million as of December 31, 2021 and $3,862 million as of December 31, 2020. The Company match for the qualified 401(k) thrift savings plans is limited to 5% of eligible W-2 compensation. The Company’s total matching thrift savings contributions, included in general insurance expenses were $48 million for the year ended December 31, 2021 and $53 million for the year ended December 31, 2020 and $54 million for 2019.

The Company also maintains a defined contribution plan for agents, which was frozen in 2001. The net assets available for these benefits were $179 million as of December 31, 2021 and $183 million as of December 31, 2020.

c.	Other postretirement benefits

The Company provides certain life insurance and health care benefits (other postretirement benefits) for its retired employees and agents, their beneficiaries and covered dependents. MMHLLC has the obligation to pay the Company’s other postretirement benefits. The transfer of this obligation to MMHLLC does not relieve the Company of its primary liability. MMHLLC is allocated other postretirement expenses related to interest cost, amortization of actuarial gains (losses) and expected return on plan assets, whereas service cost and prior service cost are recorded by the Company.

Substantially all of the Company’s U.S. employees and agents may become eligible to receive other postretirement benefits. These benefits are funded as the benefits are provided to the participants. For employees who retire after 2009, except certain employees who were close to retirement in 2010, the Company’s cost is limited to a retiree health reimbursement account (RHRA), which accumulates during an employee’s career and can be drawn down by the retiree to purchase coverage outside of the Company or for other health care costs. Retired employees with a RHRA also may choose to purchase coverage through the private retiree exchange.

For other current and future retired employees, and current and future retired agents, the Company provides access to postretirement health care plans through a private retiree exchange. The Company’s cost is limited to the fixed annual subsidy provided to retirees through a Health Reimbursement Account each year that the retiree can use to purchase coverage on the exchange or for other health care costs.

Company-paid basic life insurance is provided to retirees who retired before 2010 and certain employees who retire after 2009 but were close to retirement in 2010. Supplemental life insurance is available to certain retirees on a retiree-pay-all basis.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company provides retiree life insurance coverage for home office employees who, as of January 1, 2010, were age 50 with at least 10 years of service or had attained 75 points, generally age plus service, with a minimum 10 years of service.

d.	Benefit obligations

Accumulated benefit obligations are the present value of pension benefits earned as of a December 31 measurement date (the Measurement Date) based on service and compensation and do not take into consideration future salary levels.

Projected benefit obligations for pension benefits are the present value of pension benefits earned as of the Measurement Date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

Refer to Note 12f. “Amounts recognized in the Statutory Statements of Financial Position,” for details on the funded status of the plans.

Accumulated and projected postretirement benefit obligations for other postretirement benefits are the present value of postretirement medical and life insurance benefits earned as of the Measurement Date projected for estimated salary and medical claim rate increases to an assumed date with respect to retirement, disability or death.

Actuarial (gains) losses represent the difference between the expected results and the actual results used to determine the projected benefit obligation, accumulated benefit obligation and current year expense. Select assumptions used in this calculation include expected future compensation levels, healthcare cost trends, mortality and expected retirement age.

The following presents the total pension and other postretirement accumulated benefit obligation:

	December 31,
	2021	2020	2021	2020
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Accumulated benefit obligation	$3,099	$3,254	$374	$389
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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following sets forth the change in projected benefit obligation of the defined benefit pension and other postretirement plans:

	December 31,
	2021	2020	2021	2020
	Pension Benefits		Other Postretirement Benefits
	(In Millions)

Projected benefit obligation, beginning of year	$3,254	$3,270	$389	$383
Service cost	109	114	10	14
Interest cost	77	98	9	11
Actuarial (gains) losses	(22)	12	(9)	(9)
Benefits paid	(206)	(92)	(14)	(14)
Change in discount rate	(120)	204	(11)	19
Special termination benefits	-	-	-	6
Settlements and curtailments	-	(198)	-	(3)
Change in actuarial assumptions	7	(154)	-	(18)
Projected benefit obligation, end of year	$3,099	$3,254	$374	$389

The determination of the discount rate is based upon rates commensurate with current yields on high quality corporate bonds as of the Measurement Date. A spot yield curve is developed from this data that is used to determine the present value for the obligation. The projected plan cash flows are discounted to the Measurement Date based on the spot yield curve. A single discount rate is utilized to ensure the present value of the benefits cash flow equals the present value computed using the spot yield curve. A 25 basis point change in the discount rate results in approximately a $87 million change in the projected pension benefit obligation. The methodology includes producing a cash flow of annual accrued benefits. Refer to Note 12h. “Assumptions” for details on the discount rate. The 2021 change in actuarial assumptions is due to an updated demographics experience study, which consisted of updated retirement rates, turnover rates and the percentage of participants electing lump-sum.

e.	Plan assets

The assets of the qualified pension plan are invested through a MassMutual group annuity contract and investments held in a trust. The group annuity contract invests in the General Investment Account (GIA) of the Company and separate investment accounts. The separate investment accounts are managed by the Company, the Company’s indirectly wholly owned asset manager, subsidiaries, as well as unaffiliated asset managers.

The Company’s qualified pension plan assets managed by the Company and its indirectly wholly owned subsidiaries are as follows:

	December 31,
	2021	2020
	(In Millions)

General Investment Account	$196	$237
Separate Investment Accounts:
Barings Long Duration Bond Fund	310	318
	$506	$555

The approximate amount of annual benefits to be paid to plan participants covered by a group annuity contract issued by the employer or related parties is $150 million for 2022.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company employs a total return investment approach whereby a mix of equities and fixed-income investments are used to maximize the long-term return of plan assets with a prudent level of risk. Risk tolerance is established through consideration of plan liabilities, plan funded status and the Company’s financial condition. The investment portfolio contains a diversified blend of equity and fixed-income investments. Alternative assets such as private equity funds, hedge funds, private real estate funds, equity index exchange traded funds and bond index exchange traded funds are used to improve portfolio diversification. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements and periodic asset and liability studies.

The target range allocations for the qualified pension plan assets are 19% to 30% domestic equity securities, 0% to 0% long duration bond securities, 0% to 0% GIA and aggregate bond assets, 0% to 0% international equity securities and 25% to 36% alternative investments. Domestic equities primarily include investments in large capitalization (large cap) companies and small capitalization (small cap) companies. Long duration bond securities invest in several long-duration bond exchange traded funds. International equities include investments in American Depository Receipts and limited partnerships that trade primarily in foreign markets in Europe, Latin America and Asia. The pension plan assets invested in the GIA through the unallocated group annuity contract earn a fixed interest. These assets comprised approximately 6% of the plan assets as of December 31, 2021 and 8% as of December 31, 2020.

The following presents the change in fair value of plan assets:

	December 31,
	2021	2020	2021	2020
	Pension Benefits		Other Postretirement Benefits
	(In Millions)

Fair value of plan assets, beginning of year	$2,964	$2,738	$2	$3
Actual return on plan assets	266	401	-	-
Employer contributions	29	101	14	12
Benefits paid	(206)	(91)	(14)	(13)
Other	-	(185)	-	-
Fair value of plan assets, end of year	$3,053	$2,964	$2	$2

The General Investment Account is designed to provide stable, long-term investment growth. The account value is maintained at a stable value (generally referred to as “book value”) regardless of financial market fluctuations; however, if the plan sponsor initiates a full or partial termination, the amount liquidated is subject to an adjustment that could result in an increase or decrease in the book value of the plan’s investment.

The following presents the GIA allocation by type of investment:

	December 31,
	2021	2020

Bonds	58%	57%
Mortgage loans	13	14
Common stocks - subsidiaries and affiliates	11	10
Other investments	9	12
Partnerships and limited liability companies	6	5
Cash and cash equivalents	3	2
	100%	100%

The majority of the assets of the qualified pension plan are invested in the following separate investment account options as well as certain private equity funds, hedge funds, private real estate funds and an all cap U.S. equity index exchange traded fund held in the MassMutual Pension Plan Trust (Pension Trust Assets):

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Pacific Investment Management Company Long Duration Bond Fund is a separate investment account advised by Pacific Investment Management Company that invests in a diversified portfolio of fixed-income securities, including short-term, intermediate and long-term credit and government securities and cash. The specific performance objective is to outperform the total return of the Bloomberg U.S. Long Government/Credit Bond index.

Goldman Sachs Asset Management Long Duration Bond Fund is a separate investment account advised by Goldman Sachs Asset Management that invests in a diversified portfolio of fixed-income securities, including short-term, intermediate and long-term credit, government securities and cash. The specific performance objective is to outperform the total return of the Bloomberg U.S. Long Government/Credit Bond index.

Barings Long Duration Bond Fund is a separate investment account advised by Barings with a long duration bond strategy that invests in a diversified portfolio of fixed-income securities, including, short-term, intermediate and long-term credit, government securities and cash. The specific performance objective is to outperform the total return of the Bloomberg U.S. Long Government/Credit Bond index.

Vanguard Russell 1000 Index Fund is a separate investment account investing in a mutual fund advised by Vanguard Group Inc. that seeks to passively track the performance of the Russell 1000 Index, representing U.S. large capitalization stocks.

MFS Institutional International Equity Fund is a separate investment account investing in a mutual fund advised by Massachusetts Financial Services Company that seeks to outperform the MSCI EAFE Index over full market cycles. The fund’s strategy is to construct a well-diversified portfolio of high-conviction ideas following a growth-at-a-reasonable price style with a quality bias.

MassMutual Pension Plan Trust is a trust account with a strategy of investing in alternative investments as directed by the Investment Fiduciary Committee. These investments include private equity, infrastructure, private debt, hedge funds, and private real estate, with allocations temporarily awaiting investment held in an all cap U.S. equity index exchange traded fund.

Fair Value Measurements

The Company’s fair value hierarchy is defined in Note 4. "Fair Value of financial instruments".

The following is a description of the valuation methodologies used to measure fair value for the investments in the qualified pension plan.

Separate Investment Accounts: There are two methods of determining unit value for the separate investment accounts. The portfolio method is used when the separate investment account invests in a portfolio of securities or two or more underlying mutual funds, bank collective trust funds or other investment vehicles (each an underlying fund). Under this method, the unit value of a separate investment account is determined by dividing the market value of such separate investment account on any valuation date by the total number of units in the separate investment account. The net investment factor method (NIF) is used when the separate investment account invests in shares or units of a single underlying fund. Under this method, the unit value of a separate investment account is determined by taking the unit value for the prior valuation day and multiplying it by the net investment factor for the current valuation day. Under both of these methods the separate investment accounts are therefore classified as Level 2. As of December 31, 2021, the Plan had no specific plans or intentions to sell investments at amounts other than NAV. These investments can be redeemed on a daily basis and have no lockups or funding commitments.

Corporate debt instruments: If Level 1 valuations are not available, the fair value is determined using models such as matrix pricing and therefore, is classified as Level 2, which uses quoted market prices of debt securities with similar characteristics. Valued using the closing price reported on the active market on which the individual securities are traded.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

PIMCO bond funds: Valued using the closing price reported on the active market on which the individual securities are traded and therefore classified as Level 1.

Government securities: Marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations furnished by a pricing service take into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and are therefore classified as Level 2.

Common stocks: Valued using the closing price reported on the active market on which the individual securities are traded and therefore classified as Level 1.

Collective investment trust: The net asset value per unit of the Funds is calculated on each business day by dividing the total value of assets, less liabilities, by the number of units outstanding. Unit issuances and redemptions are based on the net asset value determined at the end of the current day.

Limited partnerships: The Plan utilizes the practical expedient to calculate fair value of its investments based on the Plan’s pro rata interest in net assets of each underlying partnership. All valuations utilize financial information supplied by the partnership, including income, expenses, gains and losses. The underlying investments of the partnership are accounted for at fair value as described in the partnership’s audited financial statements. The multi-strategy hedge fund can be redeemed semi-annually with 95 day notice. The remaining funds can be redeemed periodically with notice that generally ranges from 45 to 90 days. There are no lockups or funding commitments.

Other: Valued using the closing price reported on the active market on which the individual securities are traded. If Level 1 valuations are not available, the fair value is determined using models such as matrix pricing and therefore, is classified as Level 2, which uses quoted market prices with similar characteristics. Investments included in this category include short term investments, real estate investment trusts, asset backed securities, mortgage backed securities, swaps, derivatives, futures and options. Investments in multi-strategy hedge fund and real estate are based on the Plan’s pro rata interest in the net assets of the partnership and have a redemption period, therefore are based on NAV as a practical expedient and are reported in the NAV Practical Expedient column. The multi-strategy hedge fund is comprised of two funds, one of which has a quarterly redemption period and the other with a monthly redemption period. They both require 45 days notice. The real estate fund does not have a specific redemption period, but is dependent upon the liquidation of underlying assets. None of the funds have a lock up period or funding commitment.

Cash and cash equivalents: Stated at cost, which is equal to fair value, and held by an unaffiliated bank.

General Investment Account option: Liquidation value based on an actuarial formula as defined under the terms of the contract.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the fair value hierarchy of the Company’s pension plan assets by asset class:

	December 31, 2021
	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
	(In Millions)
Investments in the qualified pension plan:
Pooled separate accounts:
Common stocks:
U.S. large capitalization	$-	$107	$-	$-	$107
International large capitalization	-	101	-	-	101
Total pooled separate accounts	-	208	-	-	208
Nonpooled separate accounts:
Common stocks:
U.S. large capitalization	-	357	1	-	358
U.S. small capitalization	47	-	-	-	47
U.S. mid capitalization	27	-	-	-	27
International small/mid capitalization	1	-	-	-	1
International large capitalization	-	232	-	-	232
International emerging markets	-	81	-	-	81
Total common stocks	75	670	1	-	746
Debt instruments:
Corporate and other bonds	-	469	-	-	469
Long-term bond mutual funds	155	-	-	-	155
Short-term bond mutual funds	33	-	-	-	33
Total debt instruments	188	469	-	-	657
Other:
Government securities	-	397	-	-	397
Collective investment trust	-	-	-	88	88
Other	-	15	-	-	15
Total other	-	412	-	88	500
Total nonpooled separate accounts	263	1,551	1	88	1,903
Total separate investment accounts	263	1,759	1	88	2,111
Pension trust assets:
Common stocks:
Cash Equivalent	20	-	-	-	20
Collective investment trust	-	57	-	-	57
Hedge fund	-	-	-	24	24
Limited partnerships:
Private equity/venture capital	-	-	-	361	361
Real estate	-	-	-	133	133
Hedge	-	-	-	173	173
Total pension trust assets	20	57	-	691	768
Total General Investment Account	-	-	196	-	196
Total	$283	$1,816	$197	$779	$3,075
77

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the fair value hierarchy of the Company’s pension plan assets by asset class:

	December 31, 2020
	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
	(In Millions)
Investments in the qualified pension plan:
Pooled separate accounts:
Common stocks:
U.S. large capitalization	$-	$134	$-	$-	$134
International large capitalization	-	120	-	-	120
Total pooled separate accounts	-	254	-	-	254
Nonpooled separate accounts:
Common stocks:
U.S. large capitalization	-	322	-	-	322
U.S. small capitalization	45	-	-	-	45
U.S. mid capitalization	23	-	-	-	23
International small/mid capitalization	2	-	-	-	2
International large capitalization	-	278	-	-	278
International emerging markets	-	84	-	-	84
Total common stocks	70	684	-	-	754
Debt instruments:
Corporate and other bonds	-	502	-	-	502
Long-term bond mutual funds	130	-	-	-	130
Short-term bond mutual funds	32	-	-	-	32
Total debt instruments	162	502	-	-	664
Other:
Government securities	-	360	-	-	360
Collective investment trust	-	-	-	81	81
Other	-	32	-	-	32
Total other	-	392	-	81	473
Total nonpooled separate accounts	232	1,578	-	81	1,891
Total separate investment accounts	232	1,832	-	81	2,145
Pension trust assets:
Common stocks:
Cash Equivalent	15	-	-	-	15
Collective investment trust	-	48	-	-	48
Hedge fund	-	-	-	30	30
Limited partnerships:
Private equity/venture capital	-	-	-	222	222
Real estate	-	-	-	125	125
Hedge	-	-	-	165	165
Total pension trust assets	15	48	-	542	605
Total General Investment Account	-	-	237	-	237
Total	$247	$1,880	$237	$623	$2,987

The Company evaluated the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. Based on these criteria, there were no significant transfers into or out of Level 1, 2, or 3 for the years ended December 31, 2021 and December 31, 2020.

78

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Amounts recognized in the Statutory Statements of Financial Position

Unrecognized prior service cost is the adjustment to the projected benefit obligation as a result of plan amendments. It represents the increase or decrease in benefits for service performed in prior periods. For pension benefits, this cost is amortized into net periodic benefit cost over the average remaining service years of active employees at the time of the amendment. For other postretirement benefits, this cost is amortized into net periodic benefit cost over the average remaining lifetime of eligible employees and retirees at the time of the amendment.

Unrecognized net actuarial (gains) losses are variances between assumptions used and actual experience. These assumptions include return on assets, discount rate, demographics and mortality. The unrecognized net actuarial (gains) losses are amortized if they exceed 10% of the projected benefit obligation and are amortized starting in the period after recognition. These are amortized for pension and other postretirement benefits into net periodic benefit cost over the remaining service-years of active employees.

The prepaid pension asset is a cumulative balance of employer contributions made to the plan netted against the plan’s accumulated net periodic benefit costs. The prepaid pension asset is a non-admitted asset.

The accrued benefit cost recognized is the funded status of the plan adjusted for the remaining balance of unrecognized prior service cost, unrecognized net actuarial loss and the non-admitted prepaid pension asset.

The following sets forth the projected benefit obligation funded status of the plans:

	December 31,
	2021	2020	2021	2020
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Projected benefit obligation	$3,099	$3,254	$374	$389
Less: fair value of plan assets	3,053	2,964	2	2
Projected benefit obligation funded status	$(46)	$(290)	$(372)	$(387)

The qualified pension plan was overfunded by $383 million as of December 31, 2021 and $147 million as of December 31, 2020. The nonqualified pension plans are not funded and have total projected benefit obligations of $430 million as of December 31, 2021 and $437 million as of December 31, 2020.

The qualified pension plan nonadmitted pension plan asset was $636 million as of December 31, 2021 and $637 million as of December 31, 2020.

The Company intends to fund $52 million in 2022 to meet its expected current obligations under its qualified and nonqualified pension plans and other postretirement benefit plans.

79

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Net periodic cost

The net periodic cost represents the annual accounting income or expense recognized by the Company and is included in general insurance expenses in the Statutory Statements of Operations. The net periodic cost recognized is as follows:

	Years Ended December 31,
	2021	2020	2019	2021	2020	2019
	Pension			Other Postretirement
	Benefits			Benefits
	(In Millions)

Service cost	$110	$114	$111	$10	$14	$13
Interest cost	77	98	118	9	11	13
Expected return on plan assets	(183)	(177)	(160)	-	-	-
Amortization of unrecognized net actuarial and other losses	39	52	56	-	2	(1)
Amortization of unrecognized prior service cost	-	-	-	(6)	(6)	(6)
Total net periodic cost	$43	$87	$125	$13	$21	$19

Settlement and curtailment	-	36	-	-	-	-
Special termination benefits	-	-	-	-	6	-
Total net expense	$43	$123	$125	$13	$27	$19

The expected future pension and other postretirement benefit payments, which reflect expected future service, are as follows:

		Other
	Pension	Postretirement
	Benefits	Benefits
	(In Millions)

2022	$184	$19
2023	188	19
2024	191	20
2025	194	20
2026	194	20
2027-2031	965	103
80

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The net expense recognized in the Statutory Statements of Operations for all employee and agent benefit plans is as follows:

	Years Ended December 31,
	2021	2020	2019
	(In Millions)

Health	$120	$124	$139
Pension	43	123	125
Thrift	48	53	54
Postretirement	13	27	19
Disability	3	3	3
Life	10	4	4
Postemployment	(2)	(2)	8
Other benefits	16	11	13
Total	$251	$343	$365

h.	Assumptions

The assumptions the Company used to calculate the benefit obligations and to determine the benefit costs are as follows:

	Years Ended December 31,
	2021	2020	2019	2021	2020	2019
	Pension			Other Postretirement
	Benefits			Benefits
Weighted-average assumptions used to determine:
Benefit obligations:
Discount rate	2.85%	2.50%	3.05%	2.80%	2.45%	3.05%
Expected rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Interest Crediting rate	6.50%	5.00%	5.00%	2.80%	2.45%	3.05%

Net periodic benefit cost:
Discount rate	2.50%	3.05%	4.20%	2.45%	3.05%	4.05%
Expected long-term rate of return on plan assets	6.50%	6.50%	6.75%	3.00%	3.00%	3.00%
Expected rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Interest Crediting rate	6.50%	5.00%	6.00%	2.45%	3.05%	4.05%

The discount rate used to determine the benefit obligations as of year end is used to determine the expense in the next fiscal year.

The Company determines its assumptions for the expected rate of return on plan assets for its plans using a “building block” approach, which focuses on ranges of anticipated rates of return for each asset class. A weighted range of nominal rates is determined based on target allocations for each class of asset.

81

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

13.	Employee compensation plans

The Company has a long-term incentive compensation plan under which certain employees of the Company and its subsidiaries may be issued phantom stock-based compensation awards. These awards include PSARs and PRS. These awards do not grant an equity or ownership interest in the Company.

A summary of the weighted average grant price of PSARs and PRS shares granted, the intrinsic value of PSARs shares exercised, the PRS liabilities paid and the fair value of shares vested during the year is as follows:

	December 31,
	2021	2020	2019
Weighted average grant date fair value:
PSARs granted during the year	$141.86	$130.35	$123.43
PRS granted during the year	153.38	130.10	123.29
Intrinsic value (in thousands):
PSARs options exercised	124,551	53,676	35,065
PRS liabilities paid	48,298	43,616	34,391
Fair value of shares vested during the year	246,047	106,461	69,456

A summary of PSARs and PRS shares is as follows:

	PSARs			PRS
		Weighted Average			Weighted Average
	Number		Remaining	Number		Remaining
	of		Contract	of		Contract
	Share Units	Price	Terms	Share Units	Price	Terms
	(In Thousands)		(In Years)	(In Thousands)		(In Years)

Outstanding as of December 31, 2019	4,806	$102.04	3.9	1,270	$96.33	2.6
Granted	1,599	130.35		271	130.10
Exercised	(1,148)	83.13		(337)	89.08
Forfeited	(89)	122.64		(47)	119.25
Outstanding as of December 31, 2020	5,168	114.55	4.0	1,157	105.37	2.5
Granted	1,539	141.86		275	153.38
Exercised	(2,102)	100.11		(337)	89.01
Forfeited	(95)	132.07		(25)	124.02
Outstanding as of December 31, 2021	4,510	130.23	4.1	1,070	122.41	2.5

Exercisable as of December 31, 2021	59	$118.01	0.8	21	$203.78	-

The PSARs compensation was an expense of $253 million for the year ended December 31, 2021 and an expense of $73 million for the year ended December 31, 2020 and an expense of $56 million for the year ended December 31, 2019. The PSARs accrued compensation liability was $259 million as of December 31, 2021 and $132 million as of December 31, 2020.The unrecognized compensation expense related to nonvested PSARs awards was $108 million for the year ended December 31, 2021, $11 million for the year ended December 31, 2020 and $35 million for the year ended December 31, 2019. The weighted average period over which the expense is expected to be recognized is

82

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.1 years. The PSARs unrecognized compensation expense represents the total intrinsic value of all shares issued if 100% vested at current stock price, minus current compensation liability.

The PRS compensation expense was $77 million for the year ended December 31, 2021 and $51 million for the year ended December 31, 2020 and $46 million for the year ended December 31, 2019. The PRS accrued compensation liability was $137 million for the year ended December 31, 2021 and $107 million for the year ended December 31, 2020. The unrecognized compensation expense related to nonvested PRS awards was $77 million as of December 31, 2021, $53 million as of December 31, 2020 and $67 million as of December 31, 2019 respectively. The weighted average period over which the expense is expected to be recognized is 2.5 years. The PRS unrecognized compensation expense represents the total value of all shares issued if 100% vested at the current stock price, minus current compensation liability

14.	Surplus notes

The following table summarizes the surplus notes issued and outstanding as of December 31, 2021:

Issue	Face	Carrying	Interest	Maturity	Scheduled Interest
Date	Amount	Value	Rate	Date	Payment Dates
	($ In Millions)
11/15/1993	$188	$188	7.625%	11/15/2023	May 15 & Nov 15
03/01/1994	100	100	7.500%	03/01/2024	Mar 1 & Sept 1
05/12/2003	193	193	5.625%	05/15/2033	May 15 & Nov 15
06/01/2009	130	129	8.875%	06/01/2039	Jun 1 & Dec 1
01/17/2012	263	263	5.375%	12/01/2041	Jun 1 & Dec 1
04/15/2015	258	254	4.500%	04/15/2065	Apr 15 & Oct 15
03/23/2017	475	471	4.900%	04/01/2077	Apr 1 & Oct 1
10/11/2019	838	587	3.729%	10/15/2070	Apr 15 & Oct 15
04/16/2020	700	697	3.375%	04/15/2050	Apr 15 & Oct 15
06/26/2020	600	830	5.077%	02/15/2069	Feb 15 & Aug 15
03/01/2021	200	232	5.077%	02/15/2069	Feb 15 & Aug 15
11/18/2021	675	669	3.200%	12/01/2061	Jun 1 & Dec 1
Total	$4,620	$4,613

All payments of interest and principal are subject to the prior approval of the Division. Interest expense is not recorded until approval for payment is received from the Division. As of December 31, 2021, the unapproved interest was $43 million. Through December 31, 2021, the Company paid cumulative interest of $2,168 million on surplus notes. Interest of $173 million was approved and paid during the year ended December 31, 2021.

Anticipated sinking fund payments are due for the notes issued in 1993 and 1994 as follows: $88 million in 2022, $150 million in 2023 and $50 million in 2024. There are no sinking fund requirements for the notes issued in 2003, 2009, 2012, 2015, 2017, 2019, 2020 or 2021.

These notes are unsecured and subordinate to all present and future indebtedness of the Company, all policy claims and all prior claims against the Company as provided by the Massachusetts General Laws. The surplus notes are all held by bank custodians for unaffiliated investors. All issuances were approved by the Division. Surplus notes are included in surplus on the Statutory Statements of Financial Position.

83

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

15.	Presentation of the Statutory Statements of Cash Flows

The following table presents those transactions that have affected the Company’s recognized assets or liabilities but have not resulted in cash receipts or payments during the years ended December 31, 2021 and 2020. Accordingly, the Company has excluded these non-cash activities from the Statutory Statements of Cash Flows for the years ended December 31, 2021 and 2020.

	Years Ended December 31,
	2021	2020	2019
	(In Millions)
Premium income recognized for group annuity contracts	$1,237	$1,250	$916
Bonds received as consideration for group annuity contracts	(1,231)	(1,250)	(916)
Bond conversions and refinancing	729	4,922	1,025
Premium ceded in exchange for invested assets	(514)	(11,197)	-
Bonds transferred in exchange for premium	511	9,379	-
Change in market value of COLI	272	140	175
Surplus notes issued in exchange for bonds	233	837	-
Bonds received as consideration for surplus notes	(233)	(837)	-
Transfer of bonds to cash equivalent	150	-	-
Stock conversion	107	79	64
Exchange of mortgage loans for other assets	18	-	-
Net investment income payment in-kind bonds	16	12	5
Transfer of mortgage loans to partnerships and LLCs	11	353	96
Transfer of stocks to partnerships	4	-	-
Preferred stock transferred in exchange for premium ceded	3	93	-
Common stock received as consideration for group annuity contracts	(6)	-	-
Premium income recognized for individual annuity contracts	-	3,721	-
Bonds received as consideration for individual annuity contracts	-	(3,720)	-
Mortgage loans transferred in exchange for premium ceded	-	1,725	-
Assets received in-kind for bond maturity	-	57	-
Preferred stock received as consideration for individual annuity contracts	-	(1)	-
Dividend reinvestment	-	-	3
Other	-	-	1
84

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

16.	Business risks, commitments and contingencies

a.	Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. The principal risks include insurance and underwriting risks, investment and interest rate risks, currency exchange risk and credit risk. The combined impact of these risks could have a material, adverse effect on the Company’s financial statements or result in operating losses in future periods. The Company employs the use of reinsurance, portfolio diversification, asset/liability management processes and other risk management techniques to mitigate the impact of these risks.

Insurance and underwriting risks

The Company prices its products based on estimated benefit payments reflecting assumptions with respect to mortality, morbidity, longevity, persistency, interest rates and other factors. If actual policy experience emerges that is significantly and adversely different from assumptions used in product pricing, the effect could be material to the profitability of the Company. For participating whole life products, the Company’s dividends to policyholders primarily reflect the difference between actual investment, mortality, expense and persistency experience and the experience embedded in the whole life premiums and guaranteed elements. The Company also reinsures certain life insurance and other long-term care insurance policies to mitigate the impact of its underwriting risk.

Investment and interest rate risks

The fair value, cash flows and earnings of investments can be influenced by a variety of factors including changes in interest rates, credit spreads, equity markets, portfolio asset allocation and general economic conditions. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various investment risks, in particular interest rate risk. By effectively matching the market sensitivity of assets with the liabilities they support, the impact of interest rate changes is addressed, on an economic basis, as the change in the value of the asset is offset by a corresponding change in the value of the supported liability. The Company uses derivatives, such as interest rate swaps and swaptions, as well as synthetic assets to reduce interest rate and duration imbalances determined in asset/liability analyses.

The levels of U.S. interest rates are influenced by U.S. monetary policies and by the relative attractiveness of U.S. markets to investors versus other global markets. As interest rates increase, certain debt securities may experience amortization or prepayment speeds that are slower than those assumed at purchase, impacting the expected maturity of these securities and the ability to reinvest the proceeds at the higher yields. Rising interest rates may also result in a decrease in the fair value of the investment portfolio. As interest rates decline, certain debt securities may experience accelerated amortization and prepayment speeds than what was assumed at purchase. During such periods, the Company is at risk of lower net investment income as it may not be able to reinvest the proceeds at comparable yields. Declining interest rates may also increase the fair value of the investment portfolio.

Interest rates also have an impact on the Company’s products with guaranteed minimum payouts and on interest credited to account holders. As interest rates decrease, investment spreads may contract as crediting rates approach minimum guarantees, resulting in an increased liability.

In periods of increasing interest rates, policy loans, surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to realize investment losses.

Currency exchange risk

The Company has currency risk due to its non-U.S. dollar denominated investments and medium-term notes along with its indirect international operations. The Company mitigates a portion of its currency risk through the use of cross-currency swaps and forward contracts. Cross-currency swaps are used to minimize currency risk for certain non-U.S. dollar assets and liabilities through a pre-specified exchange of interest and principal. Forward contracts are used to hedge movements in exchange rates.

85

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Credit and other market risks

The Company manages its investments to limit credit and other market risks by diversifying its portfolio among various security types and industry sectors as well as purchasing credit default swaps to transfer some of the risk.

Stressed conditions, volatility and disruptions in global capital markets or in particular markets or financial asset classes can have an adverse effect on the Company, in part because the Company has a large investment portfolio and assets supporting the Company’s insurance liabilities are sensitive to changing market factors. Global market factors, including interest rates, credit spread, equity prices, real estate markets, foreign currency exchange rates, consumer spending, business investment, government spending, the volatility and strength of the capital markets, deflation and inflation, all affect the business and economic environment and, ultimately, the profitability of the Company’s business. Disruptions in one market or asset class can also spread to other markets or asset classes. Upheavals in the financial markets can also affect the Company’s business through their effects on general levels of economic activity, employment and customer behavior.

Real estate markets are monitored continuously with attention on regional differences in price performance, absorption trends and supply and demand fundamentals that can impact the rate of foreclosures and delinquencies. Public sector strengths and weaknesses, job growth and macro-economic issues are factors that are closely monitored to identify any impact on the Company’s real estate related investments.

The CMBS, RMBS and leveraged loan sectors are sensitive to evolving conditions that can impair the cash flows realized by investors and is subject to uncertainty. Management’s judgment regarding OTTI and estimated fair value depends upon the evolving investment sector and economic conditions. It can also be affected by the market liquidity, a lack of which can make it difficult to obtain accurate market prices for RMBS and other investments, including CMBS and leveraged loans. Any deterioration in economic fundamentals, especially related to the housing sector could affect management’s judgment regarding OTTI.

The Company has investments in structured products exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as collateralized loan obligations that are classified as CDO. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the complex nature of CDO and the reduced level of transparency to the underlying collateral pools for many market participants, the recovery in CDO valuations generally lags the overall recovery in the underlying assets. Management believes its scenario analysis approach, based primarily on actual collateral data and forward looking assumptions, does capture the credit and most other risks in each pool. However, in a rapidly changing economic environment, the credit and other risks in each collateral pool will be more volatile and actual credit performance of CDO may differ from the Company’s assumptions.

The Company continuously monitors its investments and assesses their liquidity and financial viability; however, the existence of the factors described above, as well as other market factors, could negatively impact the market value of the Company’s investments. If the Company sells its investments prior to maturity or market recovery, these investments may yield a return that is less than the Company otherwise would have been able to realize.

Asset-based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the investment markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Market risk arises within the Company’s employee benefit plans to the extent that the obligations of the plans are not fully matched by assets with determinable cash flows. Pension and postretirement obligations are subject to change due to fluctuations in the discount rates used to measure the liabilities as well as factors such as changes in inflation, salary increases and participants living longer. The risks are that such fluctuations could result in assets that are insufficient over time to cover the level of projected benefit obligations. In addition, increases in inflation and members living longer could increase the pension and postretirement obligations. Management determines the level of this risk using reports prepared by independent actuaries and takes action, where appropriate, in terms of setting investment strategy and determining contribution levels. In the event that the pension obligations arising under the Company’s employee benefit plans exceed the assets set aside to meet the obligations, the Company may be required to make additional contributions or increase its level of contributions to these plans.

The spread of the coronavirus, causing increased cases of COVID-19, has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. and international economies. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources and its operations in future periods.

Political Uncertainties

Political events, domestically or internationally, may directly or indirectly trigger or exacerbate risks related to product offerings, profitability, or any of the risk factors described above. Whether those underlying risk factors are driven by politics or not, the Company’s dynamic approach to managing risks enables management to identify risks, internally and externally, develop mitigation plans, and respond to risks in an attempt to proactively reduce the potential impact of each underlying risk factor on the Company.

b.	Leases

The Company leases office space and equipment in the normal course of business under various noncancelable operating lease agreements. Additionally, the Company, as lessee, has entered various sublease agreements with affiliates for office space, such as Barings. Total rental expense on net operating leases, recorded in general insurance expenses, was $91 million for the year ended December 31, 2021 and $114 million for the year ended December 31, 2020. Net operating leases are net of sublease receipts of $5 million for the year ended December 31, 2021 and $7 million for the year ended December 31, 2020.

The Company has entered into a sale-leaseback transaction with an unrelated party to sell and leaseback certain fixed assets with book values of $90 million, which resulted in no gain or loss. The lease has a five-year term, which expires in 0.1 with annual lease payment of approximately $0.15 million.

Future minimum commitments for all lease obligations as of December 31, 2021 were as follows:

		Affiliated	Nonaffiliated
	Gross	Subleases	Subleases	Net
	(In Millions)

2022	$86	$-	$1	$85
2023	86	-	1	85
2024	75	-	-	75
2025	63	-	-	63
2026	46	-	-	46
Thereafter	364	-	-	364
Total	$720	$-	$2	$718
87

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Guaranty funds

The Company is subject to state insurance guaranty fund laws. These laws assess insurance companies’ amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations or liquidity.

d.	Litigation and regulatory matters

In the normal course of business, the Company is involved in disputes, litigation and governmental or regulatory inquiries, administrative proceedings, examinations and investigations, both pending and threatened. These matters, if resolved adversely against the Company or settled, may result in monetary damages, fines and penalties or require changes in the Company’s business practices. The resolution or settlement of these matters is inherently difficult to predict. Based upon the Company’s assessment of these pending matters, the Company does not believe that the amount of any judgment, settlement or other action arising from any pending matter is likely to have a material adverse effect on the statement of financial position. However, an adverse outcome in certain matters could have a material adverse effect on the results of operations for the period in which such matter is resolved, or an accrual is determined to be required, on the financial statement financial position, or on our reputation.

The Company evaluates the need for accruals of loss contingencies for each matter. When a liability for a matter is probable and can be estimated, the Company accrues an estimate of the loss offset by related insurance recoveries or other contributions, if any. An accrual may be subject to subsequent adjustment as a result of additional information and other developments. The resolution of matters is inherently difficult to predict, especially in the early stages of matter. Even if a loss is probable, due to many complex factors, such as speed of discovery and the timing of court decisions or rulings, a loss or range of loss may not be reasonably estimated until the later stages of the matter. For matters where a loss is material and it is either probable or reasonably possible then it is disclosed. For matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimated, no accrual is established, but the matter, if material, is disclosed.

In connection with the May 24, 2019 sale of Oppenheimer Acquisition Corp. (OAC) to Invesco Ltd (Invesco), Invesco identified an accounting matter related to four Master Limited Partnership funds managed by a subsidiary of OAC prior to the sale that Invesco has stated may result in an indemnification claim against MassMutual under the terms of the acquisition agreement. Under the terms of the agreement, MassMutual may be liable to Invesco under the acquisition agreement for a portion of any actual losses incurred by Invesco in excess of $173 million and up to a cap of $575 million. There are currently considerable uncertainties as to the nature, scope and amount of the potential losses for which Invesco may seek indemnity. In addition to the $173 million deductible, it is uncertain whether the indemnification obligations set forth in the acquisition agreement would apply to this situation and MassMutual believes it has a number of defenses available that may mitigate or eliminate its exposure to any losses claimed by Invesco should such obligations apply. However, the outcome of any indemnification dispute (including any resulting litigation), should Invesco assert such a claim, and its potential impact on MassMutual’s financial position cannot be foreseen with certainty at this time.

e.	Commitments

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. As of December 31, 2021, the Company had approximately $510 million of these unsecured funding commitments to its subsidiaries and $490 million as of December 31, 2020. The unsecured commitments are included in private placements in the table below. As of December 31, 2021 and 2020, the Company had not funded, nor had an outstanding balance due on, these commitments.

In the normal course of business, the Company enters into letter of credit arrangements. The Company had outstanding letter of credit arrangements of approximately $84 million as of December 31, 2021 and approximately $84 million as of December 31, 2020. As of December 31, 2021 and 2020, the Company did not have any funding requests attributable to these letter of credit arrangements.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires.

As of December 31, 2021, the Company had the following outstanding commitments:

	2022	2023	2024	2025	2026	Thereafter	Total
	(In Millions)
Private placements	$3,882	$2,467	$986	$1,025	$698	$1,153	$10,211
Mortgage loans	455	295	358	259	19	103	1,489
Partnerships and LLC	817	791	324	794	649	2,300	5,675
LIHTCs (including equity contributions)	-	-	-	-	1	53	54
Total	$5,154	$3,553	$1,668	$2,078	$1,367	$3,609	$17,429

In the normal course of business the Company enters into commitments related to property lease arrangements, certain indemnities, investments and other business obligations. As of December 31, 2021 and 2020, the Company had no outstanding obligations attributable to these commitments.

f.	Guarantees

In the normal course of business the Company enters into guarantees related to employee and retirement benefits, the maintenance of subsidiary regulatory capital, surplus levels and liquidity sufficient to meet certain obligations, and other property lease arrangements. If the Company were to recognize a liability, the financial statement impact would be to recognize either an expense or an investment in a subsidiary, controlled, or affiliated entity. The Company has no expectations for recoveries from third parties should these guarantees be triggered. As of December 31, 2021 and 2020, the Company had no outstanding obligations to any obligor attributable to these guarantees.

The following details contingent guarantees that are made on behalf of the Company’s subsidiaries and affiliates as of December 31, 2021.

Type of guarantee	Nature of guarantee (including term) and events and circumstances that would require the guarantor to perform under guarantee	Carrying amount of liability	Maximum potential amount of future payments (undiscounted) required under the guarantee

Employee and Retirement Benefits	The Company guarantees the payment of certain employee and retirement benefits for its wholly-owned subsidiary Barings, if the subsidiary is unable to pay.	-	The liabilities for these plans of $487 million have been recorded on the subsidiaries’ books and represent the Company’s maximum obligation.

Capital and Surplus Support of Subsidiaries	Certain guarantees of the Company provide for the maintenance of a subsidiary’s regulatory capital, surplus levels and liquidity sufficient to meet certain obligations. These unlimited guarantees are made on behalf of certain wholly-owned subsidiaries. (C.M. Life and MML Bay State Life).	-	These guarantees are not limited and cannot be estimated.
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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Other Property Lease Arrangements	The Company guarantees the payment of various lease obligations on behalf of its subsidiaries and affiliates.	-	The future maximum potential obligations are immaterial to the Company.

Real Estate Development Guarantee	The Company executed a counter guarantee for the benefit of a French insurance company that provided certain assurances to the seller of developable land in Southern France. The Company will be capitalizing the special purpose entity that owns the property with a maximum €13 million in equity contributions for its 50% share of such costs.	-	€13 million

	The construction lender for an office building in London, UK required a cost overrun guarantee equivalent to 8% of the total budgeted cost (£6 million). The Company will only be responsible for its pro rata share of any cost overruns with a maximum additional commitment of approximately £3 million.	-	£9 million

	The Company has reimbursement agreements with two companies for any incurred losses with respect to the financing of life sciences redevelopment project guaranteed obligations. The Company will reimburse its pro rata share of such losses.	-	These guarantees cannot be estimated.

Secure Capital for Variable Annuity Separate Accounts	The Company guarantees the capital contributions required to be made by a variable annuity separate account contract holder in the event the contract holder fails to payoff a subscription line utilized to deploy capital for the separate account.	-	$203 million with the right to increase the line to $250 million.
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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

17.	Related party transactions

MassMutual has management and service contracts and cost-sharing arrangements with various subsidiaries and affiliates where MassMutual, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services.

MassMutual has agreements with its subsidiaries and affiliates, including Insurance Road LLC, Copper Hill LLC, MML Investment Advisers LLC, The MassMutual Trust Company, FSB, MassMutual International LLC and Baring International Investment Limited, where MassMutual receives revenue for certain recordkeeping and other services that MassMutual provides to customers who select, as investment options, mutual funds managed by these affiliates.

MassMutual has agreements with its subsidiaries, Barings, MML Investment Advisers LLC and MassMutual Intellectual Property LLC, which provide investment advisory services and licensing agreements to MassMutual.

The following table summarizes the transactions between the Company and the related parties:

	Years Ended December 31,
	2021	2020	2019
	(In Millions)
Fee income:
Management and service contracts and cost-sharing arrangements	$364	$335	$427
Investment advisory income	23	22	23
Recordkeeping and other services	20	20	21
Fee expense:
Investment advisory services	240	268	277
Royalty and licensing fees	58	58	58

The Company reported amounts due from subsidiaries and affiliates of $128 million as of December 31, 2021 and $54 million as of December 31, 2020. The Company reported amounts due to subsidiaries and affiliates of $65 million as of December 31, 2021 and $8 million as of December 31, 2020. Terms generally require settlement of these amounts within 30 to 90 days.

The Company’s wholly owned indirect subsidiary, Barings, invests a portion of their nonqualified compensation plan in GICs with the Company. The Company credited interest on deposits of less than $1 million to the Barings contract for the year ended December 31, 2021 and $2 million for the year ended December 31, 2020.

The Company held debt issued by MMHLLC that amounted to $2,059 million as of December 31, 2021 and $2,079 million as of December 31, 2020. The Company recorded interest income on MMHLLC debt of $77 million in 2021 and $103 million in 2020. Notes maturing as of March 2021 were refinanced at 1.75% for $500 million. Notes maturing as of March and December 2020 were refinanced at 4.3% annual interest for $632 million.

As of December 31, 2021, MMIH and C.M. Life, together, provided financing of $5,500 million, $5,253 million and $247 million respectively, for MMAF that can be used to finance ongoing asset purchases. MMIH provided financing of $5,253 million as of December 31, 2021 and $5,253 million as of December 31, 2020. During 2021, MMAF borrowed $1,570 million and repaid $1,488 million under the credit facility. During 2020, MMAF borrowed $2,005 million and repaid $1,859 million under the credit facility. Outstanding borrowings under the facility were $3,634 million as of December 31, 2021 and $3,552 million as of December 31, 2020. Interest for these borrowings was $60 million for the year ended December 31, 2021 and $80 million for the year ended December 31, 2020. The floating rate borrowings bear interest at a spread over the 30 day LIBOR. The fixed rate borrowings bear an interest at a spread over average life Treasuries.

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Together, MassMutual and C.M. Life, provide a credit facility to Jefferies Finance, LLC whereby Jefferies Finance, LLC (Jefferies) borrows cash through short-term approved financings to fund the purchase of loans for securitization. During 2021, Jefferies borrowed $900 million and repaid $900 million under the credit facility. During 2020, Jefferies borrowed $849 million and repaid $895 million under the credit facility. As of December 31, 2021, there were no outstanding borrowings under this facility. All outstanding interest due under the facility, as of December 31, 2021, had been paid. The interest of this facility is calculated based on a full pass through of interest accrued on the underlying loans purchased.

In 2021, Insurance Road LLC paid $389 million in dividends and a $111 million return of capital to MassMutual.

In 2021, MassMutual contributed capital of $15 million and $62 million of fixed assets to ITPS Holding LLC.

In 2021, MassMutual entered into an intercompany loan agreement with its indirectly owned subsidiary Fern Street LLC, whereby MassMutual borrowed $470 million with a rate of 0.2% and a 6-month maturity, for the partial funding of the GALIC acquisition.

In 2020, MassMutual contributed capital of $37 million to MassMutual Mortgage Lending LLC.

In 2020, MassMutual contributed capital of $15 million to MassMutual MCAM Insurance Company, Inc.

In 2020, MassMutual contributed capital of $14 million to MM Global Capabilities I LLC.

In 2020, MassMutual transferred $335 million of mortgage loans to Barings Multifamily TEBS 2020 LLC. Subsequently, MassMutual received a $288 million return of capital distribution.

In 2020, IRLLC issued and paid a return of capital of $90 million to MassMutual. In 2019, IRLLC declared a distribution to the Company of $150 million, which was paid in 2020.

In 2020, MassMutual Retirement Services LLC declared and paid $57 million in dividends to MassMutual.

The Company has reinsurance agreements with its subsidiary, C.M. Life, and its indirect subsidiary, MML Bay State, including stop-loss, Modco and yearly renewable term agreements on life insurance and annuity products. The Company also has coinsurance agreements with C.M. Life where the Company assumes substantially all of the premium on certain universal life policies.

Effective December 31, 2020, MassMutual will provide C.M. Life a stop-loss coverage to transfer a specific interest rate risk. All Odyssey fixed-deferred annuity contracts issued by C.M. Life are covered under this agreement. C.M. Life will pay an annual premium to MassMutual. If the coverage is triggered, there will be a settlement at year end from MassMutual to C.M. Life. The maximum total liability of MassMutual under the agreement is $100 million over 5 years.

As of December 31, 2021, the net reinsurance amounts due to C.M. Life and MML Bay State were $108 million and as of December 31, 2020, the net reinsurance amounts due to C.M. Life and MML Bay State were $66 million. These outstanding balances are due and payable with terms ranging from monthly to annually, depending on the agreement in effect.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table summarizes the reinsurance transactions for these reinsurance agreements:

	Years Ended December 31,
	2021	2020	2019
	(In Millions)

Premium assumed	$49	$46	$45
Modco adjustments, included in fees and other income	11	11	9
Expense allowance on reinsurance assumed, included in commissions	(13)	(14)	(14)
Policyholders’ benefits	(144)	(89)	(101)
Experience refunds (paid) received	-	-	(1)

The Company currently has three longevity swap reinsurance agreements with Rothesay Life Plc on certain inforce annuity products. Under these agreements, the Company is the reinsurer and Rothesay Life Plc is the cedent.

The following table summarizes the related party transactions between the Company and Rothesay Life Plc:

	Years Ended December 31,
	2021	2020	2019
	(In Millions)

Premium assumed	$(165)	$(91)	$-
Policyholders’ benefits	157	87	-

For further information on common stocks - subsidiaries and affiliates, refer to Note 5c. "Common stocks - subsidiaries and affiliates."

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. Refer to Note 16e. "Commitments" for information on the Company’s accounting policies regarding these related party commitments and Note 16f. "Guarantees" for information on the guarantees.

18.	Subsidiaries and affiliated companies

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2021 is illustrated below. Subsidiaries are wholly owned, except as noted.

Subsidiaries of MassMutual

C.M. Life

Berkshire Way LLC

MML Special Situations Investor LLC

Timberland Forest Holding LLC – 37% (remaining 63% owned by MassMutual Trad Private Equity LLC)

MSP – SC, LLC

Insurance Road LLC

MM Copper Hill Road LLC

Jefferies Finance LLC– 50% (remaining 50% owned by Jefferies Group, Inc.)

MML Distributors LLC – 99% (remaining 1% owned by MassMutual Holding LLC)

MML Investment Advisers, LLC

Pioneers Gate LLC

MML Strategic Distributors, LLC

The MassMutual Trust Company, FSB

MassMutual Mortgage Lending LLC

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MML Private Placement Investment Company I, LLC

MML Private Equity Fund Investor LLC

MM Private Equity Intercontinental LLC

MassMutual Holding LLC

MassMutual Investment Holding, LLC

MassMutual International, LLC

MML Mezzanine Investor II, LLC

MML Mezzanine Investor III, LLC

MassMutual External Benefits Group LLC

EM Opportunities LLC

MassMutual MCAM Insurance Company, Inc.

MassMutual Global Business Services India LLP

CML Global Capabilities

MassMutual Private Equity Funds LLC

MM Global Capabilities I LLC

MM Global Capabilities II LLC

MM Global Capabilities III LLC

MML CM LLC

Glidepath Holdings Inc

ITPS Holding LLC

MM/Barings Mutifamily TEBS 2020 LLC

MM Direct Private Investments Holding LLC

Subsidiaries of C.M. Life Insurance Company

MML Bay State Life Insurance Company

CML Mezzanine Investor III, LLC

CML Special Situations Investor LLC

Subsidiaries of MML Bay State Life Insurance Company

(No subsidiaries)

Subsidiaries of Timberland Forest Holding LLC

Lyme Adirondack Forest Company, LLC

Subsidiaries of Insurance Road LLC

MassMutual Trad Private Equity LLC

MassMutual Intellectual Property LLC

Trad Investments LLC

MML Investment Advisers, LLC

(No Subsidiaries)

Pioneers Gate LLC

(No subsidiaries)

Subsidiaries of MassMutual Holding LLC

Fern Street LLC

Haven Life Insurance Agency, LLC

MassMutual Assignment Company

MassMutual Capital Partners LLC

MassMutual Ventures Holding LLC

MM Rothesay Holdco US LLC

MML Investors Services, LLC

LifeScore Labs, LLC

Sleeper Street LLC

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MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MM Asset Management Holding LLC

MM Catalyst Fund LLC

Subsidiaries of MassMutual International LLC

MassMutual Solutions LLC

Yunfeng Financial Group Limited

MassMutual Asia Limited (SPV)

Subsidiaries of CML CM LLC

Blueprint Income LLC

Flourish Digital Assets LLC

Flourish Financial LLC

Flourish Technologies LLC

Subsidiaries of Glidepath Holdings Inc

Great American Life Insurance Company

AAG Insurance Agency, LLC

Annuity Investor Life Insurance Company

Great American Advisors, LLC

Manhattan National Holding Corporation

Subsidiaries of MassMutual Ventures Holding LLC

MassMutual Ventures US I LLC

MassMutual Ventures US II LLC

MassMutual Ventures US III LLC

MassMutual Ventures US IV LLC

MassMutual Ventures UK LLC

MassMutual Ventures Southeast Asia I LLC

MassMutual Ventures Southeast Asia II LLC

MassMutual Ventures Management LLC

MassMutual Ventures SEA Management Private Limited (an indirect subsidiary of Subsidiary of MassMutual Ventures Holding LLC)

Athens Fund Management LLC

Open Alternatives LLC

MML Investors Services, LLC

MMLISI Financial Alliances, LLC

MML Insurance agency, LLC

Subsidiaries of Barings LLC (a subsidiary of MM Asset Management Holding LLC)

Barings Finance LLC

Barings Securities LLC

Barings Guernsey Limited

Barings Real Estate Advisers, Inc.

Barings Asset Management (Asia) Holdings Limited

Barings Multifamily Capital Holdings LLC

Subsidiaries of Baring Asset Management Limited (an indirect subsidiary of MassMutual Baring Holding LLC)

Baring International Investment Limited

Baring International Investment Management Holdings Limited

Baring Fund Managers Limited

Baring Investment Services Limited

Barings Global Advisers Limited

Barings European Core Property Fund GP Sàrl

Barings BME GP Sàrl

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Subsidiaries of Baring International Investment Limited

(No subsidiaries)

Subsidiaries of MassMutual Investment Holding

MML Management Corporation

MassMutual Asset Finance LLC

Subsidiaries of MML Management Corporation

MassMutual Holding MSC, Inc.

MassMutual International Holding MSC, Inc.

Subsidiaries of MassMutual Asset Finance LLC

MMAF Equipment Finance LLC 2013-A

MMAF Equipment Finance LLC 2014-A

MMAF Equipment Finance LLC 2015-A

MMAF Equipment Finance LLC 2016-A

MMAF Equipment Finance LLC 2017-A

MMAF Equipment Finance LLC 2017-B

MMAF Equipment Finance LLC 2018-A

MMAF Equipment Finance LLC 2019-A

MMAF Equipment Finance LLC 2019-B

Rozier LLC

MMAF Equipment Finance LLC

Information regarding filings of Subsidiaries and Controlled Affiliates

The following presents certain information regarding the Company’s valuation filings for controlled affiliates of the Company:

		As of December 31, 2021
	CUSIP	Gross Value	Non-admitted	Admitted	Latest Filing	2020 Approved Valuation	Filing Code	Valuation Method Disallowed?
	($ in Millions)

MassMutual Holding LLC	57543#-11-8	$17,229	$-	$17,229	09/23/2021	$16,183	Sub-2	No
The MassMutual Trust Co, FSB	57631@-10-5	29	-	29	03/29/2021	26	Sub-2	No
MM Investment Holding		1,789	-	1,789	NA	NA	Sub-1	No
Glidepath Holdings Inc	37930@-10-5	3,588	-	3,588	NA	NA	Sub-1	No
Aggregate Total		$22,635	$-	$22,635		$16,209
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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

19.	Subsequent events

Management of the Company has evaluated subsequent events through February 25, 2022, the date the financial statements were available to be issued to state regulators and subsequently on the Company’s website. No events have occurred subsequent to the date of the financial statements, except for:

On February 1, 2022, MassMutual issued a $300 million funding agreement with a 2.11% fixed-rate and a 6.5-year maturity.

On February 1, 2022, MassMutual issued a $300 million funding agreement with a 2.26% fixed-rate and a 9-year maturity.

Effective February 1, 2022, approximately $14.2 billion of in force statutory reserves of certain GALIC’s fixed and fixed indexed annuities had been reinsured, on a coinsurance with funds withheld basis to Martello Re, a Bermuda reinsurer focusing on annuities and other investment returns driven products. MassMutual has a noncontrolling interest in Martello Re.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

20.	Impairment listing for loan-backed and structured securities

The following are the total cumulative adjustments and impairments for loan-backed and structured securities since July 1, 2009:

Period Ended	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
December 31, 2021	$6,658,614	$-	$6,658,615	$6,490,508	$(168,107)	$6,490,508	$6,369,198
September 30, 2021	4,061,382	-	4,061,382	3,955,723	(105,659)	3,955,723	3,595,213
June 30, 2021	11,352,643	-	11,352,642	10,386,581	(966,063)	10,386,581	11,323,900
March 31, 2021	11,247,256	-	11,247,257	5,074,493	(6,172,764)	5,074,493	5,237,174
December 31, 2020	16,071,907	-	16,071,907	14,674,300	(1,397,607)	14,674,300	15,473,517
September 30, 2020	21,375,383	-	21,375,383	19,160,250	(2,215,134)	19,160,250	18,862,027
June 30, 2020	10,180,123	-	10,180,123	8,992,610	(1,187,513)	8,992,610	9,249,851
March 31, 2020	24,799,788	-	24,799,788	20,197,344	(4,602,443)	20,197,344	24,683,947
December 31, 2019	3,992,400	-	3,992,400	3,539,281	(453,119)	3,539,281	3,439,138
September 30, 2019	16,909,029	-	16,909,029	15,191,932	(1,717,097)	15,191,932	14,639,756
June 30, 2019	6,980,030	-	6,980,030	6,187,029	(793,001)	6,187,029	7,133,620
March 31, 2019	7,791,000	-	7,791,000	7,634,637	(156,363)	7,634,637	7,683,021
December 31, 2018	4,550,173	-	4,550,173	3,815,559	(734,614)	3,815,559	4,014,514
September 30, 2018	4,320,826	-	4,320,826	3,663,181	(657,645)	3,663,181	3,687,297
June 30, 2018	634,235	-	634,235	279,221	(355,014)	279,221	386,752
March 31, 2018	645,690	-	645,690	488,181	(157,509)	488,181	448,494
December 31, 2017	3,949,513	-	3,949,513	1,958,759	(1,990,754)	1,958,759	2,023,952
September 30, 2017	4,436,542	-	4,436,542	876,942	(3,559,600)	876,942	4,647,683
June 30, 2017	40,538,551	-	40,538,551	39,808,956	(729,595)	39,808,956	60,990,732
March 31, 2017	41,788,380	-	41,788,380	41,391,889	(396,491)	41,391,889	56,156,936
December 31, 2016	42,175,938	-	42,175,938	42,045,721	(130,217)	42,045,721	54,619,477
September 30, 2016	44,266,478	-	44,266,478	41,890,535	(2,375,942)	41,890,535	61,300,066
June 30, 2016	49,097,217	-	49,097,217	48,202,703	(894,514)	48,202,703	63,207,410
March 31, 2016	57,985,071	-	57,985,071	55,783,979	(2,201,092)	55,783,979	70,578,397
December 31, 2015	4,881,394	-	4,881,394	4,783,194	(98,200)	4,783,194	4,728,736
September 30, 2015	50,531,382	-	50,531,382	45,665,859	(4,865,524)	45,665,859	58,523,652
June 30, 2015	66,924,927	-	66,924,927	65,240,585	(1,684,341)	65,240,585	72,953,475
March 31, 2015	17,856,447	-	17,856,447	17,681,510	(174,937)	17,681,510	17,553,999
December 31, 2014	69,225,743	-	69,225,743	68,301,291	(924,452)	68,301,291	79,410,553
September 30, 2014	645,721	-	645,721	604,437	(41,284)	604,437	627,381
June 30, 2014	57,012,606	-	57,012,606	55,422,168	(1,590,438)	55,422,168	75,253,388
March 31, 2014	91,702,041	-	91,702,041	80,744,074	(10,957,967)	80,744,074	97,672,071
December 31, 2013	113,707,951	-	113,707,951	108,815,640	(4,892,311)	108,815,640	111,783,052
September 30, 2013	81,945,730	-	81,945,730	80,589,482	(1,356,248)	80,589,482	77,049,314
June 30, 2013	147,215,936	-	147,215,936	142,140,572	(5,075,365)	142,140,572	130,973,023
March 31, 2013	194,772,025	-	194,772,025	188,372,089	(6,399,936)	188,372,089	176,678,910
December 31, 2012	378,096,660	-	378,096,660	366,323,110	(11,773,550)	366,323,110	333,086,073
September 30, 2012	816,573,456	-	816,573,456	788,350,823	(28,222,633)	788,350,823	697,683,289
June 30, 2012	912,025,937	-	912,025,937	890,494,221	(21,531,716)	890,494,221	708,872,106
March 31, 2012	1,095,018,529	-	1,095,018,529	1,058,132,041	(36,886,488)	1,058,132,041	841,095,013
December 31, 2011	1,090,904,993	-	1,090,904,993	1,056,761,288	(34,143,705)	1,056,761,288	754,310,838
September 30, 2011	762,320,632	-	762,320,632	738,510,048	(23,810,584)	738,510,048	546,494,232
June 30, 2011	1,130,732,656	-	1,130,732,656	1,078,535,670	(52,196,986)	1,078,535,670	839,143,290
March 31, 2011	1,097,705,351	-	1,097,705,351	1,068,852,204	(28,853,147)	1,068,852,204	816,688,348
December 31, 2010	968,742,508	-	968,742,508	950,111,417	(18,631,091)	950,111,417	708,895,637
September 30, 2010	915,728,030	-	915,728,030	889,896,058	(25,831,972)	889,896,058	673,462,493
June 30, 2010	1,362,887,892	-	1,362,887,892	1,335,628,212	(27,259,681)	1,335,628,212	975,241,506
March 31, 2010	1,471,905,696	-	1,471,905,696	1,391,337,543	(80,568,153)	1,391,337,543	1,015,645,802
December 31, 2009	1,349,124,214	-	1,349,124,214	1,290,817,168	(58,307,047)	1,290,817,168	852,088,739
September 30, 2009	2,953,442,689	(106,853,708)	2,846,588,981	2,700,948,264	(145,640,717)	2,700,948,264	1,692,409,640
Totals		$(106,853,708)			$(665,836,328)
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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2021:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
040104TF8	$59,686	$-	$59,686	$59,300	$-386	$59,300	$49,870
04012XAC9	130,314	-	130,314	122,160	-8,154	122,160	107,581
1248MGAJ3	35,096	-	35,096	34,855	-241	34,855	31,996
35729RAE6	4,028,108	-	4,028,108	3,999,290	-28,818	3,999,290	3,995,059
617463AA2	6,685	-	6,685	5,767	-918	5,767	5,247
61749BAB9	61,698	-	61,698	51,363	-10,335	51,363	60,638
61750FAE0	342,930	-	342,930	319,304	-23,626	319,304	307,808
61750MAB1	3,456	-	3,456	3,113	-343	3,113	3,182
86359DXD4	335,476	-	335,476	308,315	-27,161	308,315	309,361
92926SAB2	558	-	558	494	-64	494	521
45660LYW3	677,413	-	677,413	675,162	-2,251	675,162	630,760
79548KXQ6	51,835	-	51,835	37,121	-14,714	37,121	65,254
92978EAA2	75,569	-	75,569	72,635	-2,934	72,635	72,325
41161PWB5	822,378	-	822,378	776,768	-45,610	776,768	706,114
55274SAM3	27,413	-	27,413	24,861	-2,552	24,861	23,482
Totals	$6,658,614	$-	$6,658,615	$6,490,508	$(168,107)	$6,490,508	$6,369,198

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2021:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00442FAB8	$95,903	$-	$95,903	$70,276	$(25,627)	$70,276	$60,821
86359DXD4	359,657	-	359,657	339,761	(19,896)	339,761	337,895
05535DAN4	1,260,315	-	1,260,315	1,255,426	(4,889)	1,255,426	1,020,099
073879QF8	247,750	-	247,750	226,078	(21,672)	226,078	256,430
45660LYW3	907,047	-	907,047	906,647	(400)	906,647	879,977
92978EAA2	110,354	-	110,354	108,384	(1,970)	108,384	106,564
41161PWB5	1,049,397	-	1,049,397	1,023,087	(26,310)	1,023,087	908,082
55274SAM3	30,959	-	30,959	26,064	(4,895)	26,064	25,345
Totals	$4,061,382	$-	$4,061,382	$3,955,723	$(105,659)	$3,955,723	$3,595,213

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2021:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
040104TG6	$751,483	$-	$751,483	$596,747	$(154,736)	$596,747	$700,223
05535DCF9	2,412,525	-	2,412,525	2,168,139	(244,386)	2,168,139	2,608,461
40431KAE0	2,389,667	-	2,389,667	2,348,253	(41,414)	2,348,253	2,745,165
61750FAE0	555,370	-	555,370	534,914	(20,456)	534,914	493,887
86359DXD4	394,726	-	394,726	364,962	(29,764)	364,962	369,964
05535DAN4	1,386,766	-	1,386,766	1,038,889	(347,877)	1,038,889	1,141,961
45660LYW3	959,375	-	959,375	942,757	(16,618)	942,757	927,049
79548KXQ6	121,590	-	121,590	96,976	(24,616)	96,976	97,070
92978EAA2	115,502	-	115,502	112,103	(3,399)	112,103	110,484
41161PWB5	1,112,829	-	1,112,829	1,079,359	(33,470)	1,079,359	969,681
576433H33	1,119,491	-	1,119,491	1,071,784	(47,707)	1,071,784	1,074,403
55274SAM3	33,318	-	33,318	31,698	(1,620)	31,698	85,553
Totals	$11,352,643	$-	$11,352,642	$10,386,581	$(966,063)	$10,386,581	$11,323,900
99

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2021:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
36828QQJ8	$5,796,000	$-	$5,796,000	$-	$(5,796,000)	$-	$-
05535DCF9	2,560,946	-	2,560,946	2,505,561	(55,385)	2,505,561	2,647,762
61750FAE0	582,728	-	582,728	558,079	(24,649)	558,079	500,569
18974BAA7	203,962	-	203,962	193,231	(10,731)	193,231	197,038
22540V3F7	124,724	-	124,724	11,082	(113,642)	11,082	3,496
92978EAA2	123,118	-	123,118	119,363	(3,755)	119,363	115,107
41161PWB5	1,183,481	-	1,183,481	1,153,338	(30,143)	1,153,338	1,017,022
12669GXW6	153,925	-	153,925	20,286	(133,639)	20,286	173,435
55274SAM3	38,192	-	38,192	33,418	(4,774)	33,418	84,650
86359DME4	480,180	-	480,180	480,135	(45)	480,135	498,095
Totals	$11,247,256	$-	$11,247,257	$5,074,493	$(6,172,764)	$5,074,493	$5,237,174

 The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2020:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
01853GAB6	$166,318	$-	$166,318	$58,609	$(107,709)	$58,609	$136,619
05535DCF9	2,639,139	-	2,639,139	2,595,116	(44,023)	2,595,116	2,812,127
61750FAE0	594,740	-	594,740	584,887	(9,853)	584,887	530,736
61750MAB1	4,675	-	4,675	4,502	(173)	4,502	4,545
92926SAB2	585	-	585	567	(18)	567	562
124860CB1	21,523	-	21,523	14,872	(6,651)	14,872	17,887
18974BAA7	205,451	-	205,451	204,843	(608)	204,843	186,946
18974BAN9	101,669	-	101,669	101,513	(156)	101,513	98,300
2254W0NK7	89,902	-	89,902	23,726	(66,176)	23,726	94,611
45660LYW3	1,074,456	-	1,074,456	1,035,449	(39,007)	1,035,449	1,020,046
65535VRK6	681,735	-	681,735	601,631	(80,104)	601,631	653,481
79548KXQ6	99,323	-	99,323	98,725	(598)	98,725	92,899
92978EAA2	130,042	-	130,042	125,448	(4,594)	125,448	119,223
23332UBW3	26,310	-	26,310	21,116	(5,193)	21,116	30,347
576433H33	1,207,614	-	1,207,614	1,145,808	(61,806)	1,145,808	1,116,853
125435AA5	1,635,577	-	1,635,577	1,543,519	(92,058)	1,543,519	1,596,490
36298XAA0	6,639,520	-	6,639,520	5,802,921	(836,599)	5,802,921	6,153,831
55274SAM3	61,225	-	61,225	42,760	(18,465)	42,760	93,792
86359DME4	673,784	-	673,784	662,791	(10,993)	662,791	698,159
929227ZF6	18,319	-	18,319	5,496	(12,823)	5,496	16,063
Totals	$16,071,907	$-	$16,071,907	$14,674,300	$(1,397,607)	$14,674,300	$15,473,517
100

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2020:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
US05618HAE53	$555,162	$-	$555,162	$387,040	$(168,122)	$387,040	$162,575
00442FAB8	144,957	-	144,957	79,275	(65,682)	79,275	112,060
05535DCF9	2,755,413	-	2,755,413	2,649,186	(106,228)	2,649,186	2,553,142
46630KAA4	191,718	-	191,718	184,342	(7,376)	184,342	179,699
61749BAB9	105,432	-	105,432	91,620	(13,812)	91,620	88,204
61750MAB1	4,837	-	4,837	4,672	(165)	4,672	3,421
92926SAB2	604	-	604	588	(16)	588	438
07384YPP5	12,990	-	12,990	9,466	(3,524)	9,466	35,174
073879QF8	45,111	-	45,111	43,889	(1,222)	43,889	39,772
17307GRU4	104,250	-	104,250	55,590	(48,659)	55,590	91,680
18974BAA7	215,833	-	215,833	212,231	(3,602)	212,231	183,053
18974BAN9	106,359	-	106,359	104,851	(1,507)	104,851	97,631
9393365V1	399,194	-	399,194	394,263	(4,932)	394,263	364,935
23332UBW3	31,650	-	31,650	29,218	(2,432)	29,218	22,244
12669GWN7	849,557	-	849,557	799,224	(50,333)	799,224	782,638
12669GXW6	244,251	-	244,251	233,647	(10,604)	233,647	223,233
32051DCK6	79,208	-	79,208	61,819	(17,389)	61,819	82,998
36298XAA0	7,738,893	-	7,738,893	7,511,130	(227,763)	7,511,130	7,120,125
36298XAB8	7,666,120	-	7,666,120	6,250,751	(1,415,369)	6,250,751	6,539,292
45660LY94	13,115	-	13,115	6,394	(6,721)	6,394	26,528
74951PBT4	110,729	-	110,729	51,052	(59,676)	51,052	153,185
Totals	$21,375,383	$-	$21,375,383	$19,160,250	$(2,215,134)	$19,160,250	$18,862,027

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2020:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
17307GRU4	$107,326	$-	$107,326	$77,392	$(29,934)	$77,392	$160,449
18974BAA7	245,427	-	245,427	235,230	(10,197)	235,230	201,416
18974BAN9	119,509	-	119,509	114,571	(4,938)	114,571	107,924
362290AC2	220,776	-	220,776	219,541	(1,235)	219,541	307,360
79548KXQ6	172,175	-	172,175	170,007	(2,168)	170,007	130,248
855541AC2	508,940	-	508,940	384,558	(124,383)	384,558	460,800
9393365V1	433,313	-	433,313	415,261	(18,053)	415,261	356,247
45660LY94	28,987	-	28,987	13,258	(15,729)	13,258	21,174
57643QAE5	2,203,118	-	2,203,118	1,819,560	(383,558)	1,819,560	2,367,000
74951PBT4	260,811	-	260,811	143,231	(117,579)	143,231	157,616
86359DMC8	5,799,490	-	5,799,490	5,333,524	(465,966)	5,333,524	4,907,737
92990GAE3	80,251	-	80,251	66,477	(13,773)	66,477	71,880
Totals	$10,180,123	$-	$10,180,123	$8,992,610	$(1,187,513)	$8,992,610	$9,249,851
101

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

 The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2020:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
05535DCF9	$3,012,907	$-	$3,012,907	$2,862,429	$(150,478)	$2,862,429	$2,528,432
24763LFY1	147,758	-	147,758	146,827	(931)	146,827	180,454
45071KDD3	575,329	-	575,329	510,787	(64,542)	510,787	491,576
07384YPP5	33,493	-	33,493	28,061	(5,431)	28,061	46,723
12667GKG7	93,290	-	93,290	83,622	(9,668)	83,622	98,905
17307GRU4	114,325	-	114,325	112,699	(1,625)	112,699	157,144
362290AC2	316,883	-	316,883	225,907	(90,976)	225,907	322,987
59020UW43	214,183	-	214,183	182,719	(31,463)	182,719	200,181
65535VRK6	716,497	-	716,497	699,498	(16,998)	699,498	646,333
75115DAH8	6,842	-	6,842	6,564	(279)	6,564	6,397
76112BUE8	181,578	-	181,578	148,845	(32,733)	148,845	129,998
79548KXQ6	187,063	-	187,063	182,973	(4,090)	182,973	137,728
92926UAC5	136,220	-	136,220	130,734	(5,486)	130,734	130,957
23332UBW3	46,195	-	46,195	32,143	(14,052)	32,143	24,852
12669GWN7	889,281	-	889,281	871,126	(18,155)	871,126	863,235
32051DCK6	88,205	-	88,205	86,848	(1,358)	86,848	89,678
362334CN2	14,634	-	14,634	11,177	(3,457)	11,177	13,996
466247K93	7,584	-	7,584	6,335	(1,249)	6,335	7,318
57645LAA2	18,017,521	-	18,017,521	13,868,050	(4,149,471)	13,868,050	18,607,055
Totals	$24,799,788	$-	$24,799,788	$20,197,344	$(4,602,443)	$20,197,344	$24,683,947

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
24763LFY1	$182,113	$-	$182,113	$160,832	$(21,281)	$160,832	$200,613
05535DAN4	1,930,918	-	1,930,918	1,855,207	(75,711)	1,855,207	1,598,238
07384YPP5	187,700	-	187,700	39,691	(148,009)	39,691	71,760
17307GRU4	164,558	-	164,558	133,524	(31,034)	133,524	229,670
18974BAN9	134,619	-	134,619	125,398	(9,221)	125,398	126,170
65535VRK6	797,949	-	797,949	712,007	(85,942)	712,007	774,700
79548KXQ6	207,254	-	207,254	192,282	(14,972)	192,282	113,588
85554NAG5	194,730	-	194,730	158,214	(36,515)	158,214	187,575
12669FXR9	117,999	-	117,999	114,307	(3,692)	114,307	101,165
23332UBW3	74,561	-	74,561	47,819	(26,742)	47,819	35,659
Totals	$3,992,400	$-	$3,992,400	$3,539,281	$(453,119)	$3,539,281	$3,439,138

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12667F2A2	$642,800	$-	$642,800	$484,346	$(158,455)	$484,346	$68,241
32053LAA0	47,447	-	47,447	40,280	(7,167)	40,280	47,846
761118FM5	2,843,393	-	2,843,393	2,789,133	(54,260)	2,789,133	2,918,992
79548KXQ6	297,379	-	297,379	277,239	(20,140)	277,239	60,979
23332UBW3	78,084	-	78,084	76,934	(1,151)	76,934	43,636
576433H33	1,579,401	-	1,579,401	1,448,247	(131,155)	1,448,247	1,448,863
12669GWN7	1,037,688	-	1,037,688	957,205	(80,484)	957,205	936,853
17309FAE8	161,243	-	161,243	129,536	(31,707)	129,536	159,357
36298XAA0	10,097,887	-	10,097,887	8,887,246	(1,210,641)	8,887,246	8,841,272
92990GAE3	86,314	-	86,314	85,680	(634)	85,680	87,117
US74951PBV94	37,392	-	37,392	16,087	(21,305)	16,087	26,602
Totals	$16,909,029	$-	$16,909,029	$15,191,932	$(1,717,097)	$15,191,932	$14,639,756
102

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
61750MAB1	$4,942	$-	$4,942	$4,899	$(42)	$4,899	$4,344
18974BAN9	143,913	-	143,913	143,911	(2)	143,911	141,999
761118FM5	3,338,972	-	3,338,972	3,276,460	(62,512)	3,276,460	3,468,889
79548KXQ6	335,309	-	335,309	321,864	(13,445)	321,864	218,663
55274SAM3	114,173	-	114,173	79,608	(34,565)	79,608	119,029
57643QAE5	3,042,722	-	3,042,722	2,360,287	(682,436)	2,360,287	3,180,695
Totals	$6,980,030	$-	$6,980,030	$6,187,029	$(793,001)	$6,187,029	$7,133,620

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
61750MAB1	$5,275	$-	$5,275	$4,933	$(341)	$4,933	$4,989
65106FAG7	232,843	-	232,843	215,726	(17,118)	215,726	6,316
18974BAA7	285,889	-	285,889	270,801	(15,088)	270,801	278,616
18974BAN9	149,774	-	149,774	139,333	(10,441)	139,333	148,234
22541QQR6	1,569	-	1,569	-	(1,569)	-	1
32051GCF0	22,786	-	22,786	(6,720)	(29,507)	(6,720)	17,553
761118FM5	3,259,303	-	3,259,303	3,218,368	(40,935)	3,218,368	3,244,154
17309FAE8	200,512	-	200,512	200,501	(11)	200,501	208,828
466247UG6	467,713	-	467,713	452,359	(15,354)	452,359	459,812
57643QAE5	3,114,325	-	3,114,325	3,109,376	(4,949)	3,109,376	3,256,107
US74951PBV94	51,011	-	51,011	29,960	(21,051)	29,960	58,411
Totals	$7,791,000	$-	$7,791,000	$7,634,637	$(156,362)	$7,634,637	$7,683,021

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
65106FAG7	$205,885	$-	$205,885	$17,668	$(188,218)	$17,668	$21,031
18974BAA7	306,428	-	306,428	295,291	(11,137)	295,291	294,986
22541QQR6	28,742	-	28,742	(9,704)	(38,446)	(9,704)	1
32051GCF0	32,493	-	32,493	20,481	(12,012)	20,481	20,063
17309FAE8	203,743	-	203,743	202,326	(1,417)	202,326	201,875
57643QAE5	3,657,695	-	3,657,695	3,177,611	(480,084)	3,177,611	3,365,017
92990GAE3	115,186	-	115,186	111,886	(3,300)	111,886	111,541
Totals	$4,550,173	$-	$4,550,173	$3,815,559	$(734,614)	$3,815,559	$4,014,514

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
05535DCF9	$3,454,425	$-	$3,454,425	$3,141,048	$(313,377)	$3,141,048	$3,134,409
07384YPP5	321,829	-	321,829	148,884	(172,945)	148,884	132,968
07386HCP4	2,164	-	2,164	(6,255)	(8,418)	(6,255)	320
76110H4M8	1,715	-	1,715	(3,719)	(5,434)	(3,719)	641
79548KXQ6	423,086	-	423,086	383,222	(39,864)	383,222	292,015
939336Z48	117,607	-	117,607	-	(117,607)	-	126,945
Totals	$4,320,826	$-	$4,320,826	$3,663,181	$(657,645)	$3,663,181	$3,687,297
103

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
59020UW43	$337,732	$-	$337,732	$271,686	$(66,046)	$271,686	$354,508
76110H4M8	6,848	-	6,848	1,969	(4,879)	1,969	1,713
863579DV7	289,655	-	289,655	5,567	(284,089)	5,567	30,531
Totals	$634,235	$-	$634,235	$279,221	$(355,014)	$279,221	$386,752

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
07386HEN7	$43,711	$-	$43,711	$2,334	$(41,377)	$2,334	$1,609
79548KXQ6	520,764	-	520,764	476,293	(44,471)	476,293	365,994
45660NZY4	81,215	-	81,215	9,554	(71,661)	9,554	80,891
Totals	$645,690	$-	$645,690	$488,181	$(157,509)	$488,181	$448,494

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
03927RAA2	$2,886,563	$-	$2,886,563	$1,464,907	$(1,421,656)	$1,464,907	$1,481,241
03927RAB0	910,639	-	910,639	363,543	(547,096)	363,543	362,176
07386HCP4	7,995	-	7,995	1,386	(6,609)	1,386	2,673
12669GMS7	25,101	-	25,101	21,923	(3,177)	21,923	21,921
22541QQR6	21,202	-	21,202	12,504	(8,698)	12,504	16,106
2254W0NK7	97,695	-	97,695	94,495	(3,200)	94,495	139,833
86359ACG6	318	-	318	-	(318)	-	2
Totals	$3,949,513	$-	$3,949,513	$1,958,759	$(1,990,754)	$1,958,759	$2,023,952

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
22541NMA4	$42,273	$-	$42,273	$41,434	$(839)	$41,434	$41,095
22541NMB2	11,869	-	11,869	11,634	(234)	11,634	11,535
22541SSD1	12,232	-	12,232	20	(12,213)	20	5,978
52108MDP5	3,497,947	-	3,497,947	-	(3,497,947)	-	1,925,413
55274SAM3	167,196	-	167,196	153,991	(13,206)	153,991	179,429
76110W4J2	1,131	-	1,131	229	(902)	229	556
88157QAL2	686,945	-	686,945	660,921	(26,024)	660,921	2,125,943
89789KAC9	16,949	-	16,949	8,714	(8,235)	8,714	357,735
Totals	$4,436,542	$-	$4,436,542	$876,942	$(3,559,600)	$876,942	$4,647,683

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
76110H4M8	$4,413	$-	$4,413	$2,326	$(2,087)	$2,326	$4,073
86358RLG0	3,485	-	3,485	2,670	(815)	2,670	30,171
86359ACG6	16,324	-	16,324	2	(16,322)	2	2
88157QAL2	774,182	-	774,182	675,599	(98,583)	675,599	1,947,675
89789KAC9	17,294	-	17,294	8,920	(8,374)	8,920	356,047
77277LAF4	22,514,590	-	22,514,590	22,167,493	(347,097)	22,167,493	34,318,674
77277LAH0	1,135,088	-	1,135,088	1,118,159	(16,929)	1,118,159	2,738,435
77277LAJ6	16,073,175	-	16,073,175	15,833,787	(239,388)	15,833,787	21,595,653
Totals	$40,538,551	$-	$40,538,551	$39,808,956	$(729,595)	$39,808,956	$60,990,732
104

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
17307GH76	$274,894	$-	$274,894	$44,730	$(230,163)	$44,730	$152,777
22541QJR4	11,175	-	11,175	54	(11,122)	54	6,866
32051DCK6	182,177	-	182,177	160,728	(21,449)	160,728	179,180
55274SAM3	225,790	-	225,790	209,839	(15,951)	209,839	218,832
86358RA23	1,326,199	-	1,326,199	1,253,636	(72,563)	1,253,636	1,289,099
86359ACG6	6,287	-	6,287	49	(6,239)	49	2
US77277LAF40	22,537,014	-	22,537,014	22,514,590	(22,424)	22,514,590	31,699,907
US77277LAH06	1,136,182	-	1,136,182	1,135,088	(1,094)	1,135,088	2,662,526
US77277LAJ61	16,088,661	-	16,088,661	16,073,175	(15,486)	16,073,175	19,947,746
Totals	$41,788,380	$-	$41,788,380	$41,391,889	$(396,491)	$41,391,889	$56,156,936
105

PART C

OTHER INFORMATION

Item 30.	Exhibits

Exhibit (a)	Board of Directors of Massachusetts Mutual Life Insurance Company authorizing the establishment of the Separate Account I – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

Exhibit (b)	Not Applicable.

Exhibit (c)	i.	Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

	ii.	Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated December 16, 2014 by and between MML Distributors, LLC and Massachusetts Mutual Life Insurance Company on behalf of Massachusetts Mutual Variable Life Separate Account I – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

	iii.	Template for Insurance Products Distribution Agreement (MMLD) (Version 04/15) – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

Exhibit (d)	i.	Form of Flexible Premium Variable Adjustable Life Insurance Policy — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

ii.	Form of Cash Surrender Value Enhancement Rider — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

iii.	Form of Overloan Protection Rider — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

iv.	Form of Supplemental Monthly Term Insurance Rider — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

v.	Form of Waiver of Monthly Charges Rider — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

Exhibit (e)	Application for Flexible Premium Variable Adjustable Life Insurance Policy — Incorporated by reference to Initial Registration Statement File No. 333-215823 filed January 31, 2017

Exhibit (f)	i.	Copy of Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

	ii.	By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

Exhibit (g)	Not Applicable

Exhibit (h)	i.	Participation, Selling, Servicing Agreements:

a.	AIM Funds (Invesco Funds)

1.	Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, A I M Distributors, Inc., and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

	i.	Amendment No. 1 effective as of July 1, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		ii.	Amendment No. 2 effective April 30, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		iii.	Amendment No. 3 effective May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		iv.	Amendment dated May 3, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

	2.	Financial Support Agreement dated October 1, 2016 (Invesco Distributors, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

		i.	Amendment No. 1 dated May 24, 2019 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

	3.	Administrative Services Agreement dated October 1, 2016 (Invesco Advisers, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

b.	American Century Funds

	1.	Shareholder Services Agreement dated as of May 14, 1998 (American Century Investment Management, Inc., Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

		i.	Amendment No. 1 dated and effective as of May 1, 1999 (MML Bay State Life Insurance Company becomes a party to the Agreement)– Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

		ii.	Amendment No. 2 dated and effective as of September 1, 1999 – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

		iii.	Amendment No. 3 dated and effective as of January 1, 2000 – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

		iv.	Amendment No. 4 dated and effective as of August 1, 2003 – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

		v.	Amendment No. 5 effective as of November 1, 2008 – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

		vi.	Amendment No. 6 effective as of March 1, 2011 – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

		vii.	Amendment No. 7 effective July 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

		viii.	Amendment No. 8 dated October 16, 2020 – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-49457 filed April 28, 2021

c.	BlackRock Funds

	1.	Participation Agreement dated as of February 1, 2017, as amended (BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment effective September 17, 2018 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019

		ii.	Second Amendment effective October 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement No. 333-215823 filed April 28, 2021

		iii.	Third Amendment effective as of April 1, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-259818 filed December 17, 2021

		iv.	Amendment regarding Rules 30e-3 and 498A as of April 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 on or about April 28, 2022

		v.	Fourth Amendment effective as of November 1, 2021 adding C.M. Life Insurance Company, as a party – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 on or about April 28, 2022

	2.	Administrative Services Agreement dated as of February 1, 2017 (BlackRock Advisors, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333- 215823 filed June 14, 2017

		i.	First Amendment effective September 17, 2018– Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019

	3.	Distribution & Marketing Support Agreement effective February 1, 2017 (BlackRock Advisors, LLC, Massachusetts Mutual Life Insurance Company, MML Investors Services, LLC and MML Distributors, LLC) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment effective September 17, 2018 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed April 26, 2019

	4.	Distribution Sub-Agreement dated as of April 1, 2021 (Blackrock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021

		i.	First Amendment effective as of April 23, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-259818 filed on or about April 28, 2022

		ii.	Second Amendment effective as of November 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed on or about April 28, 2022

d.	Delaware Funds

	1.	Participation Agreement dated as of October 10, 2016 (Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment dated December 11, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021

		ii.	Amendment as of January 1, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

		iii.	Amendment No. 2 dated October 20, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-259818 filed December 17, 2021

	2.	Service Agreement dated as of October 10, 2016 (Delaware Distributors L.P. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment dated December 11, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021

		ii.	Amendment No. 2 dated October 20, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-259818 filed December 17, 2021

	3.	Delaware Funds Dealer's Agreement dated October 24, 2016 (Delaware Distributors L.P. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333- 215823 filed June 14, 2017

		i.	First Amendment dated October 20, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-259818 filed December 17, 2021

e.	Dreyfus Funds

	1.	Fund Participation Agreement dated as of January 1, 2017 (Each Participating Fund, The Dreyfus Corporation including MBSC Securities Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

	2.	Administrative Services Agreement effective as of January 1, 2017 (The Dreyfus Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

	3.	Distribution Advanced Market Agreement dated January 1, 2017 (MBSC Securities Corporation, Massachusetts Mutual Life Insurance Company, MML Investors Services, LLC and MML Distributors, LLC) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

f.	Eaton Vance Funds

	1.	Participation Agreement dated as of January 30, 2017 (Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and Massachusetts Mutual Life Insurance Company and its Separate Accounts) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment dated December 14, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021

		ii.	Amendment No. 2 dated August 10, 2021 – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

	2.	Shareholder Servicing Agreement dated as of January 30, 2017 (Eaton Vance Variable Trust and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	Amendment No. 1 dated August 10, 2021 – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

g.	Fidelity® Funds

	1.	Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

		i.	First Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

		ii.	Amendment dated January 21, 2019 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684 filed April 25, 2019

		iii.	Amendment dated October 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		iv.	Amendment dated March 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

	2.	Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

	3.	Service Contract dated January 1, 2004 (MML Investors Services, LLC, MML Strategic Distributors, LLC, and MML Distributors, LLC) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment dated October 1, 2008 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		ii.	Second Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		iii.	Third Amendment dated November 1, 2018 – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

		iv.	Fourth Amendment dated September 28, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Registration Statement File No. 333-206438 filed November 15, 2021

	4.	Service Agreement dated October 1, 1999 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		ii.	Second Amendment dated December 13, 2017 – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018

		iii.	Third Amendment dated January 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-202684 filed April 28, 2021

h.	Franklin Templeton Funds

	1.	Participation Agreement dated as of May 1, 2000 (Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

		i.	Amendment effective April 15, 2001 – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

		ii.	Amendment No. 2 effective May 1, 2003 – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

		iii.	Amendment No. 3 effective June 5, 2007 – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

		iv.	Amendment No. 4 dated October 25, 2010 – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

		v.	Addendum effective as of March 20, 2012 (with MML Distributors, LLC) – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

		vi.	Amendment effective as of January 15, 2013 – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

		vii.	Amendment No. 6 executed as of August 6, 2014 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-259818 filed December 17, 2021

		viii.	Amendment No. 7 dated October 14, 2016 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

		ix.	Amendment No. 8 dated September 8, 2020 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-49457 filed April 28, 2021

	2.	Administrative Services Agreement dated May 2, 2002 (Franklin Templeton Services, LLC, Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

		i.	Amendment No. 1 dated August 10, 2005 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

		ii.	Amendment No. 2 dated December 28, 2007 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

		iii.	Amendment No. 3 dated October 14, 2016 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-49457 filed April 26, 2017

		iv.	Amendment No. 4 dated September 8, 2020 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-49457 filed April 28, 2021

		v.	Amendment No. 5 executed October 4, 2021– Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-259818 filed December 17, 2021

i.	Goldman Sachs Funds

	1.	Participation Agreement dated October 23, 1998 (Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and Massachusetts Mutual Life Insurance Company) *

		i.	Amendment effective November 1, 1999 *

		ii.	Amendment 2, effective May 1, 2000 *

		iii.	Amendment 3 effective April 15, 2001 *

		iv.	Amendment 4 effective May 1, 2003 *

		v.	Amendment No. 5 effective April 6, 2011 *

		vi.	Amendment No. 6 dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-65887 filed April 26, 2017

		vii.	Amendment No. 7 dated October 14, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on File No. 333-215823 filed April 28, 2021

	2.	Service Agreement dated October 1, 2016 for Service Class Shares (Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co., Massachusetts Mutual Life Insurance Company, MML Investors Services, LLC, MML Distributors, LLC and MML Strategic Distributors, LLC) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

j.	Ivy Funds

	1.	Participation Agreement dated as of October 25, 2012 (Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

		i.	First Amendment dated January 18, 2013 – Incorporated by reference to Initial Registration Statement File No. 333-519818 filed September 27, 2021

		ii.	Second Amendment dated June 12, 2015 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		iii.	Third Amendment dated February 18, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		iv.	Fourth Amendment dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		v.	Fifth Amendment dated March 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		vi.	Sixth Amendment dated May 15, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-255824 on or about April 27, 2022

		vii.	Seventh Amendment dated October 25, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-255824 on or about April 27, 2022

	2.	Services Agreement dated October 25, 2012 by and among Waddell & Reed, Inc., Massachusetts Mutual Life Insurance Company and MML Distributors, LLC – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		i.	Amendment No. 1 effective April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		ii.	Amendment No. 2 effective April 15, 2015 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		iii.	Amendment No. 3 dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

		iv.	Amendment No. 4 dated October 20, 2021 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-255824 on or about April 27, 2022

k.	JP Morgan Funds

	1.	Fund Participation Agreement effective as of December 15, 2016 (JPMorgan Insurance Trust, J.P. Morgan Investment Management Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	Amendment No. 1 dated August 26, 2021 – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

	2.	Supplemental Payment Agreement effective December 15, 2016 (for administrative services) (J.P. Morgan Investment Management Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	Amendment No. 1 dated August 26, 2021 – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

l.	Lord Abbett Series Funds

	1.	Fund Participation Agreement as of February 7, 2017 (Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	Amendment No. 1 dated September 20, 2021 – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

	2.	Service Agreement dated as of February 7, 2017 (Lord Abbett Series Fund, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	Amendment No. 1 dated September 20, 2021 – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

	3.	Administrative Services Agreement dated as of February 7, 2017 (Lord Abbett Series Fund, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333- 215823 filed June 14, 2017

		i.	Amendment No. 1 dated September 20, 2021 – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

m.	MFS® Funds

	1.	Amended and Restated Participation Agreement dated October 1, 2016 (MFS® Variable Insurance Trust, MFS® Variable Insurance Trust II, MFS® Variable Insurance Trust III, MFS® Fund Distributors, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

		i.	First Amendment dated October 1, 2020 to the Amended and Restated Participation Agreement dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333- 215823 filed April 28, 2021

	2.	Shareholder Services Letter Agreement (re Administrative Services) dated October 1, 2016 (MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc. and Massachusetts Mutual Life Insurance Company) –– Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-259818 filed December 17, 2021

n.	MML Funds

	1.	Participation Agreement dated August 15, 2008 (MML Series Investment Fund, American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

	2.	Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		iii.	Third Amendment dated April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		v.	Fifth Amendment dated August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		vi.	Sixth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		vii.	Seventh Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		viii.	Eighth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

		ix.	Ninth Amendment dated June 2, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

o.	MML II Funds

	1.	Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		iii.	Third Amendment dated as of April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		v.	Fifth Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		vi.	Six Amendment dated and effective August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		vii.	Seventh Amendment dated and effective November 12, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		viii.	Eighth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		ix.	Ninth Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		x.	Tenth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

		xi.	Eleventh Amendment dated June 2, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

p.	PIMCO Funds

	1.	Participation Agreement dated as of April 21, 2006 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	Amendment No. 1 effective as of June 30, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		ii..	New Agreements and Amendments dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		iii.	Amendment effective as of May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		iv.	Amendment signed March 1, 2017 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-95845 filed April 26, 2017

	2.	Termination Agreement dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

	3.	Selling Agreement executed on April 26, 2006 (Allianz Global Investors Distributors LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) for Advisor Class Shares of PIMCO Variable Insurance Trust – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

	4.	Services Agreement (Trust) for PIMCO Variable Insurance Trust (Pacific Investment Management Company LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) effective as of March 1, 2017 - Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	Amendment No. 1 dated November 1, 2020 - Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-150916 filed April 28, 2021

q.	T. Rowe Price Funds

	1.	Participation Agreement dated as of June 1, 1998 (T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-333-259818 filed September 27, 2021

		i.	Amendment effective December 15, 1999 (T. Rowe Price Fixed Income Series, Inc., becomes a party) – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-333-259818 filed September 27, 2021

		ii.	Amendment effective May 1, 2006 – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-333-259818 filed September 27, 2021

		iii.	Amendment effective January 7, 2008 – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-333-259818 filed September 27, 2021

		iv.	Amendment effective March 21, 2013 – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-333-259818 filed September 27, 2021

		v.	Amendment effective September 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

		vi.	Amendment dated November 11, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021

		vii.	Variable Insurance Funds NSCC Services Supplement dated December 4, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021

r.	Voya Funds

	1.	Participation Agreement dated April 26, 2006 (Massachusetts Mutual Life Insurance Company, ING Funds Distributor, LLC and ING Variable Products Trust) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

			i.	Amendment dated May 28, 2017 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

			ii.	Amendment dated April 3, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

			iii.	Amendment dated September 6, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

			iv.	Amendment dated May 27, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

			v.	Amendment dated January 17, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

			vi.	Amendment dated December 23, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

			vii.	Amendment dated June 29, 2016 – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-112626 filed April 26, 2017

ii.	Rule 22c-2 Agreements (Shareholder Information Agreements)

	a.	AIM Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		1.	Amendment No. 1 dated June 30, 2020 – Incorporated by reference to Pre-Effective Amendment 3 to Registration Statement File No. 333-229670 filed October 2, 2020

	b.	American Century Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

	c.	Delaware VIP Trust, Delaware Distributors, L.P. dated as of October 10, 2016 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

d.	Eaton Vance dated as of January 30, 2017 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre- Effective Amendment No. 2 to Registration Statement File No. 333- 215823 filed June 14, 2017

e.	Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

f.	Franklin/Templeton Distributors, Inc. effective April 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

g.	Goldman Sachs & Co. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

h.	Ivy Funds Variable Insurance Portfolios Amended and Restated Agreement dated November 13, 2012 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

i.	MFS® Fund Distributors, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

j.	MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

k.	MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

l.	PIMCO Variable Insurance Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

m.	T. Rowe Price Services, Inc., T. Rowe Price Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement No. 333-259818 filed September 27, 2021

	1.	Amendment dated as of March 1, 2017 (T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc. are each made a party to the agreement) – Incorporated by reference to Post- Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

	2.	Amendment dated November 11, 2020 – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-49457 filed April 27, 2021

n.	Voya Variable Products Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

Exhibit (i)	Not Applicable

Exhibit (j)	Not Applicable

Exhibit (k)	Opinion and Consent of Counsel as to the legality of the securities being registered — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-215823 filed July 22, 2020

Exhibit (l)	Not Applicable

Exhibit (m)	Not Applicable

Exhibit (n)	i.	a.	Auditor Consents:

• Company Financial Statements *
• Separate Account Financial Statements *

	ii.	a.	Powers of Attorney for:

• Roger W. Crandall
• Mark T. Bertolini
• Kathleen A. Corbet
• James H. DeGraffenreidt, Jr.
• Isabel D. Goren
• Jeffrey H. Leiden
• Sean Newth
• Laura J. Sen
• William T. Spitz
• H. Todd Stitzer
• Elizabeth A. Ward

— Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

		b.	Powers of Attorney for:

• Bernard A. Harris, Jr.
• Michelle K. Lee

— Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement File No. 333-22557 filed April 21, 2022

iii.	Resolution Regarding the Rules and Regulations of the Board of Directors dated February 13, 2019 — Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

Exhibit (o)	Not Applicable

Exhibit (p)	Not Applicable

Exhibit (q)	SEC Procedures Memorandum dated April 1, 2022

*	filed herewith

Item 31. Directors and Officers of the Depositor
Directors of Massachusetts Mutual Life Insurance Company
Roger W. Crandall, Director, Chairman	Kathleen A. Corbet, Director	Isabella D. Goren, Director
1295 State Street B101 Springfield, MA 01111	49 Cross Ridge Road New Canaan, CT 06840	8030 Acoma Lane Dallas, TX 75252

Mark T. Bertolini, Director	James H. DeGraffenreidt, Jr., Director	William T. Spitz, Director
PO Box 20917 700 Columbus Avenue	1340 Smith Avenue, Suite 200 Baltimore, MD 21209	16 Wynstone Nashville, TN 37215
New York, NY 10025

Jeffrey M. Leiden, Director	Laura J. Sen, Director	Michelle K. Lee
15 North Beach Road Hobe Sound, FL 33455	95 Pembroke Street, Unit 1 Boston, MA 02118	19952 Moran Lane Saratoga, CA 95070

H. Todd Stitzer, Lead Director	Bernard A. Harris, Jr.
1312 Casey Key Road Nokomis, FL 34275	3333 Allen Parkway, #1709 Houston, Texas 77019
Principal Officers of Massachusetts Mutual Life Insurance Company
Roger W. Crandall, President and Chief Executive Officer 1295 State Street B101 Springfield, MA 01111	Timothy Corbett, Chief Investment Officer 1295 State Street Springfield, MA 01111

Julieta Sinisgalli, Treasurer 1295 State Street Springfield, MA 01111	Pia Flanagan, Chief of Staff to the CEO 1295 State Street Springfield, MA 01111

Michael J. O’Connor, General Counsel 1295 State Street Springfield, MA 01111	Susan Cicco, Head of Human Resources & Employee Experience 1295 State Street Springfield, MA 01111

Elizabeth A. Ward, Chief Financial Officer 1295 State Street Springfield, MA 01111	Gareth F. Ross, Head of Enterprise Technology & Experience 1295 State Street Springfield, MA 01111

Michael Fanning, Head of MassMutual U.S. 1295 State Street Springfield, MA 01111	Geoffrey Craddock, Chief Risk Officer 1295 State Street Springfield, MA 01111

Sean Newth, Senior Vice President and Corporate Controller 1295 State Street Springfield, MA 01111	Akintokunbo Akinbajo, Corporate Secretary 1295 State Street Springfield, MA 01111

Item 32.  Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated by reference to Item 32 on Form N-6 in Post-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed on or about April 27, 2022

Item 33.  Indemnification
MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.
ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:
ARTICLE V.
INDEMNIFICATION
Subject to limitations of law, the Company shall indemnify:
(a)	each director, officer or employee;
(b)
any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan, from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.
Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.
Notwithstanding the foregoing, no indemnification shall be provided with respect to:
(1)
any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)
any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)
any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.
The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”
To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.
RULE 484 UNDERTAKING
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriters
(a)
MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts/policies/certificates sold by its registered representatives, and MML Distributors, LLC (“MML Distributors”) serves as principal underwriter of the certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

MMLIS and MML Distributors, either jointly or individually, act as principal underwriters for:
Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II, MassMutual Premier Funds, MassMutual Select Funds, and certain series of the MML Series Investment Fund and MML Series Investment Fund II.
MML Distributors also acts as principal underwriter for certain contracts that utilize the following registered separate accounts of Talcott Resolution Life Insurance Company:
Talcott Resolution Life Insurance Company - DC Variable Account I
Talcott Resolution Life Insurance Company - Separate Account Two
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)
Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Eleven
Talcott Resolution Life Insurance Company - Separate Account Twelve
(b)	MMLIS and MML Distributors are the principal underwriters for this Certificate. The following people are officers and directors of MMLIS and member representative and officers of MML Distributors:
DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC
Name	Positions and Offices	Principal Business Address

Wendy Benson	Director and President	*

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Michael Fanning	Director	*

Sean Newth	Director	*

John Vaccaro	Director, Chief Executive Officer and Chairman of the Board	*

William F. Monroe, Jr.	Vice President and Chief Product & Services Officer	*

David Mink	Vice President and Chief Operations Officer	11215 North Community House Rd. Charlotte, NC 28277

Nathan Hall	Chief Financial Officer and Treasurer	*

Robert Rosenthal	Chief Legal Officer, Vice President and Secretary	*

Courtney Reid	Chief Compliance Officer	*

James P. Puhala	Deputy Chief Compliance Officer	*

Michael Gilliland	Deputy Chief Compliance Officer	*

Thomas Bauer	Chief Technology Officer	*

Anthony Frogameni	Chief Privacy Officer	*

Vaughn Bowman	Vice President	*

Brian Foley	Vice President	*

Daken Vanderburg	Vice President	*

Mary B. Wilkinson	Vice President	11215 North Community House Rd. Charlotte, NC 28277

Joseph Sparacio	Agency Field Force Supervisor	11215 North Community House Rd. Charlotte, NC 28277

David Holtzer	Field Risk Officer	11215 North Community House Rd. Charlotte, NC 28277

Edward K. Duch, III	Assistant Secretary	*

Amy Francella	Assistant Secretary	*

Alyssa O’Connor	Assistant Secretary	*

Pablo Cabrera	Assistant Treasurer	*

Jeffrey Sajdak	Assistant Treasurer	*

Julieta Sinisgalli	Assistant Treasurer	*

Kevin Lacomb	Assistant Treasurer	*

Mary Helmlinger	Continuing Education Officer	*

Mario Morton	Registration Manager	*

Kelly Pirrotta	AML Compliance Officer	*

John Rogan	Regional Vice President	*

Michelle Pedigo	Regional Vice President	*

Lee Zuber	Regional Vice President	*

*	1295 State Street, Springfield, MA 01111-0001

MEMBER REPRESENTATIVE AND OFFICERS OF MML DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Michael Fanning	Member Representative	*

Paul LaPiana	Chief Executive Officer and President	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Robert S. Rosenthal	Vice President, Chief Legal Officer and Secretary	*

Aruna Hobbs	Vice President	One Marina Parke Avenue Boston, MA 02210

James P. Puhala	Chief Compliance Officer	*

Kelly Pirrotta	AML Compliance Officer	*

Vincent Baggetta	Chief Risk Officer	*

Edward K. Duch, III	Assistant Secretary	*

Alyssa O’Connor	Assistant Secretary	*

Pablo Cabrera	Assistant Treasurer	*

Kevin Lacomb	Assistant Treasurer	*

Jeffrey Sajdak	Assistant Treasurer	*

Julieta Sinisgalli	Assistant Treasurer	*

Stephen Alibozek	Entity Contracting Officer	*

Mario Morton	Registration Manager and Continuing Education Officer	*
*	1295 State Street, Springfield, MA 01111-0001
(c)	Compensation From the Registrant
For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Underwriters” section of the Statement of Additional Information.
Item 35. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0001.
Item 36. Management Services
Not Applicable
Item 37. Fee Representation
REPRESENTATION UNDER SECTION 26(f)(2)(A) OF
THE INVESTMENT COMPANY ACT OF 1940
Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the MassMutual Electrum (Electrum) policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES
Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Springfield, and the Commonwealth of Massachusetts on this 22nd day of April, 2022.
MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I
(Registrant)
MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Depositor)
By	ROGER W. CRANDALL*
Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer (principal executive officer)	April 22, 2022
Roger W. Crandall

ELIZABETH A. WARD *	Chief Financial Officer (principal financial officer)	April 22, 2022
Elizabeth A. Ward

SEAN NEWTH *	Corporate Controller (principal accounting officer)	April 22, 2022
Sean Newth

MARK T. BERTOLINI *	Director	April 22, 2022
Mark T. Bertolini

KATHLEEN A. CORBET *	Director	April 22, 2022
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	April 22, 2022
James H. DeGraffenreidt, Jr.

ISABELLA D. GOREN *	Director	April 22, 2022
Isabella D. Goren

BERNARD A. HARRIS, JR. *	Director	April 22, 2022
Bernard A. Harris, Jr.

MICHELLE K. LEE *	Director	April 22, 2022
Michelle K. Lee

JEFFREY M. LEIDEN *	Director	April 22, 2022
Jeffrey M. Leiden

LAURA J. SEN *	Director	April 22, 2022
Laura J. Sen

WILLIAM T. SPITZ *	Director	April 22, 2022
William T. Spitz

H. TODD STITZER *	Director	April 22, 2022
H. Todd Stitzer

/s/ JOHN E. DEITELBAUM
* John E. Deitelbaum
Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Item No.	Exhibit

Item 30.	Exhibit (h)	i	i	1	Goldman Sachs Funds Participation Agreement dated October 23, 1998

Item 30.	Exhibit (h)	i	i	1	i	Goldman Sachs Funds Amendment effective November 1, 1999

Item 30.	Exhibit (h)	i	i	1	ii	Goldman Sachs Funds Amendment 2, effective May 1, 2000

Item 30.	Exhibit (h)	i	i	1	iii	Goldman Sachs Funds Amendment 3 effective April 15, 2001

Item 30.	Exhibit (h)	i	i	1	iv	Goldman Sachs Funds Amendment 4 effective May 1, 2003

Item 30.	Exhibit (h)	i	i	1	v	Goldman Sachs Funds Amendment No. 5 effective April 6, 2011

Item 30.	Exhibit (n)	i.	Auditor Consents
				•	Separate Account Financial Statements
				•	Company Financial Statements

Item 30.	Exhibit (q)	SEC Procedures Memorandum dated April 1, 2022